UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07238

SUNAMERICA SERIES TRUST

(Exact name of registrant as specified in charter)

1 SunAmerica Center Los Angeles, CA 90067-6022

(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management Corp.

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: January 31

Date of reporting period: April 30, 2013

Item 1 — Schedule of Investments

This filing is on behalf of thirty-three of the forty Investment Company Series of SunAmerica Series Trust.

SunAmerica Series Trust

Cash Management Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2013 —

(unaudited)

Security Description	Principal Amount	Value (Note 1)

SHORT-TERM INVESTMENT SECURITIES — 100.3%
Asset-Backed Commercial Paper — 42.9%
Bryant Park Funding LLC 0.15% due 05/01/2013*	$7,695,000	$7,695,000
Chariot Funding LLC 0.27% due 07/30/2013*	465,000	464,847
Chariot Funding LLC 0.27% due 08/08/2013*	865,000	864,637
Chariot Funding LLC 0.27% due 08/29/2013*	800,000	799,456
Chariot Funding LLC 0.27% due 10/02/2013*	2,300,000	2,297,769
Chariot Funding LLC 0.27% due 10/04/2013*	1,400,000	1,398,614
Chariot Funding LLC 0.30% due 05/28/2013*	3,100,000	3,099,302
Chariot Funding LLC 0.32% due 05/08/2013*	460,000	459,971
Chariot Funding LLC 0.32% due 05/09/2013*	765,000	764,946
Chariot Funding LLC 0.32% due 05/20/2013*	528,000	527,911
Chariot Funding LLC 0.32% due 05/29/2013*	570,000	569,858
Chariot Funding LLC 0.32% due 06/18/2013*	1,100,000	1,099,531
Fairway Finance LLC 0.22% due 07/25/2013*	581,000	580,715
FCAR Owner Trust I 0.28% due 10/04/2013	1,182,000	1,180,629
FCAR Owner Trust I 0.30% due 08/09/2013	805,000	804,525
FCAR Owner Trust I 0.33% due 07/02/2013	1,420,000	1,419,546
FCAR Owner Trust II 0.24% due 07/08/2013	2,100,000	2,099,139
FCAR Owner Trust II 0.25% due 08/06/2013	236,000	235,847
FCAR Owner Trust II 0.27% due 05/09/2013	405,000	404,976
FCAR Owner Trust II 0.27% due 05/14/2013	2,850,000	2,849,722
FCAR Owner Trust II 0.27% due 07/08/2013	555,000	554,772
Gemini Securitization Corp. LLC 0.24% due 06/13/2013*	1,145,000	1,144,672
Gemini Securitization Corp. LLC 0.24% due 07/10/2013*	1,600,000	1,599,312
Gemini Securitization Corp. LLC 0.24% due 07/15/2013*	6,965,000	6,961,726
Gemini Securitization Corp. LLC 0.25% due 06/03/2013*	1,285,000	1,284,706
Gemini Securitization Corp. LLC 0.25% due 06/06/2013*	545,000	544,864
Gemini Securitization Corp. LLC 0.25% due 06/07/2013*	260,000	259,933
Gemini Securitization Corp. LLC 0.25% due 06/10/2013*	560,000	559,844
Gotham Funding Corp. 0.20% due 06/11/2013*	1,500,000	1,499,658
Jupiter Securitization Co. LLC 0.27% due 08/08/2013*	815,000	814,576
Jupiter Securitization Co. LLC 0.27% due 08/21/2013*	805,000	804,509
Jupiter Securitization Co. LLC 0.27% due 08/29/2013*	415,000	414,718
Jupiter Securitization Co. LLC 0.28% due 07/15/2013*	780,000	779,711
Jupiter Securitization Co. LLC 0.30% due 07/02/2013*	530,000	529,841
Jupiter Securitization Co. LLC 0.30% due 07/03/2013*	3,510,000	3,508,912
Jupiter Securitization Co. LLC 0.30% due 07/09/2013*	1,150,000	1,149,609
Jupiter Securitization Co. LLC 0.32% due 05/09/2013*	1,635,000	1,634,884
Jupiter Securitization Co. LLC 0.32% due 05/20/2013*	528,000	527,911
Jupiter Securitization Co. LLC 0.32% due 05/29/2013*	560,000	559,861
Jupiter Securitization Co. LLC 0.32% due 06/19/2013*	1,200,000	1,199,477
Kells Funding LLC 0.23% due 09/05/2013*	5,400,000	5,395,533
Kells Funding LLC 0.28% due 11/04/2013*	425,000	425,000
Kells Funding LLC 0.30% due 07/23/2013*	570,000	569,738
Kells Funding LLC 0.32% due 08/13/2013*	885,000	884,442
Kells Funding LLC 0.33% due 05/14/2013*	4,400,000	4,399,476
Liberty Street Funding LLC 0.20% due 06/10/2013*	1,765,000	1,764,608
Manhattan Asset Funding Co. LLC 0.21% due 06/21/2013*	2,400,000	2,399,286
Manhattan Asset Funding Co. LLC 0.22% due 05/06/2013*	2,000,000	1,999,939
Manhattan Asset Funding Co. LLC 0.24% due 05/16/2013*	900,000	899,910
Market Street Funding LLC 0.20% due 05/03/2013*	5,700,000	5,699,937
Market Street Funding LLC 0.20% due 07/17/2013*	1,855,000	1,854,406
MetLife Short Term Funding LLC 0.23% due 09/05/2013*	4,000,000	3,996,600
MetLife Short Term Funding LLC 0.26% due 07/15/2013*	2,900,000	2,898,840
Northern Pines Funding LLC 0.26% due 06/13/2013*	1,400,000	1,399,565
Old Line Funding LLC 0.21% due 08/01/2013*	1,610,000	1,609,549
Old Line Funding LLC 0.21% due 08/14/2013*	1,010,000	1,009,596
Old Line Funding LLC 0.29% due 06/20/2013*	535,000	534,785
Old Line Funding LLC 0.30% due 05/20/2013*	1,712,000	1,711,729
Old Line Funding LLC 0.30% due 05/21/2013*	962,000	961,840

Royal Park Investments Funding Corp. 0.28% due 07/31/2013*	1,020,000	1,019,474
Royal Park Investments Funding Corp. 0.30% due 06/05/2013*	500,000	499,854
Royal Park Investments Funding Corp. 0.30% due 07/12/2013*	2,202,000	2,201,163
Royal Park Investments Funding Corp. 0.30% due 07/15/2013*	1,350,000	1,349,460
Royal Park Investments Funding Corp. 0.30% due 07/16/2013*	375,000	374,846
Royal Park Investments Funding Corp. 0.30% due 07/17/2013*	1,530,000	1,529,357
Royal Park Investments Funding Corp. 0.35% due 05/08/2013*	485,000	484,967
Royal Park Investments Funding Corp. 0.35% due 05/30/2013*	620,000	619,825
Royal Park Investments Funding Corp. 0.35% due 06/04/2013*	730,000	729,759
Royal Park Investments Funding Corp. 0.35% due 06/07/2013*	260,000	259,906
Royal Park Investments Funding Corp. 0.40% due 05/03/2013*	1,700,000	1,699,962
Surrey Funding Corp. 0.25% due 05/13/2013*	1,330,000	1,329,889
Thunder Bay Funding LLC 0.21% due 08/14/2013*	1,765,000	1,763,976
Thunder Bay Funding LLC 0.22% due 08/15/2013*	2,615,000	2,613,483
Working Capital Management Co. 0.20% due 05/02/2013*	1,278,000	1,277,993
Working Capital Management Co. 0.20% due 05/06/2013*	260,000	259,993
Working Capital Management Co. 0.20% due 05/07/2013*	1,489,000	1,488,950
Working Capital Management Co. 0.20% due 05/08/2013*	625,000	624,976

Total Asset-Backed Commercial Paper (cost $116,485,947)		116,493,049

Certificates of Deposit — 28.1%
Bank of Montreal Chicago 0.27% due 05/10/2013	1,400,000	1,400,000
Bank of Montreal Chicago 0.53% due 07/19/2013	155,000	155,208
Bank of Nova Scotia Houston 0.22% due 08/09/2013	350,000	350,000
Bank of Nova Scotia Houston 0.48% due 09/12/2013	940,000	941,109
Bank of Nova Scotia Houston 0.70% due 10/18/2013	155,000	155,378
Barclays Bank PLC NY 0.24% due 05/13/2013	1,330,000	1,330,000
Branch Banking & Trust Co. 0.20% due 08/02/2013	5,400,000	5,399,718
Credit Industriel et Commercial NY 0.25% due 07/09/2013	2,700,000	2,699,946
Credit Suisse NY 0.27% due 09/03/2013	1,300,000	1,299,948
Credit Suisse NY 0.29% due 10/25/2013	3,000,000	2,999,852
Credit Suisse NY 0.30% due 07/01/2013	4,095,000	4,095,614
Credit Suisse NY 0.30% due 07/03/2013	3,800,000	3,800,608
Deutsche Bank AG NY 0.24% due 06/10/2013	6,700,000	6,700,000
Deutsche Bank AG NY 0.29% due 06/27/2013	4,400,000	4,400,278
DNB Bank ASA NY 0.20% due 07/10/2013	2,700,000	2,699,892
DNB Bank ASA NY 0.22% due 06/21/2013	2,000,000	2,000,028
Nordea Bank Finland PLC NY 0.26% due 09/09/2013	1,700,000	1,700,187
Nordea Bank Finland PLC NY 0.27% due 07/22/2013	3,100,000	3,100,713
Skandinaviska Enskilda Banken NY 0.23% due 07/15/2013	3,400,000	3,400,000
Skandinaviska Enskilda Banken NY 0.35% due 07/25/2013	2,500,000	2,500,725
Skandinaviska Enskilda Banken NY 0.37% due 06/03/2013	1,600,000	1,600,249
Skandinaviska Enskilda Banken NY 0.39% due 08/12/2013	600,000	600,240
Sumitomo Mitsui Banking Corp. NY 0.23% due 05/01/2013	2,200,000	2,200,000
Sumitomo Mitsui Banking Corp. NY 0.23% due 05/02/2013	2,600,000	2,600,000
Sumitomo Mitsui Banking Corp. NY 0.23% due 07/02/2013	3,400,000	3,399,864
Svenska Handelsbanken NY 0.26% due 06/14/2013	2,800,000	2,800,103
Svenska Handelsbanken NY 0.26% due 07/15/2013	2,700,000	2,700,243
Svenska Handelsbanken NY 0.26% due 09/16/2013	600,000	600,036
Svenska Handelsbanken NY 0.27% due 08/12/2013	145,000	145,017
Svenska Handelsbanken NY 0.28% due 08/27/2013	5,500,000	5,500,825
Svenska Handelsbanken NY 0.29% due 07/09/2013	600,000	600,090
Toronto-Dominion Bank NY 0.28% due 06/17/2013	700,000	700,000
UBS AG Stamford 0.24% due 06/04/2013	1,700,000	1,700,000

Total Certificates of Deposit (cost $76,273,191)		76,275,871

Commercial Paper — 3.5%
Coca-Cola Co. 0.14% due 05/07/2013*	4,050,000	4,049,906
Coca-Cola Co. 0.15% due 08/19/2013*	2,300,000	2,299,425
General Electric Capital Corp. 0.23% due 10/15/2013	2,000,000	1,997,780

HSBC USA Inc. 0.24% due 05/17/2013	1,085,000	1,084,884

Total Commercial Paper (cost $9,431,602)		9,431,995

U.S. Corporate Notes — 1.0%
Cheyne Finance LLC FRS Escrow Security 4.83% due 10/25/2007*(1)(2)(3)(4)(5)	2,169,914	36,888
Cheyne Finance LLC FRS Escrow Security 4.83% due 01/25/2008*(1)(2)(3)(4)(5)	3,157,859	53,684
General Electric Capital Corp. FRS Senior Notes 0.50% due 12/30/2013	430,000	430,717
General Electric Capital Corp. FRS Senior Notes 0.78% due 10/25/2013	2,065,000	2,071,050
General Electric Capital Corp. Senior Notes 1.88% due 09/16/2013	30,000	30,173
General Electric Capital Corp. Senior Notes 2.10% due 01/07/2014	120,000	121,481
US Bancorp Notes 2.00% due 06/14/2013	135,000	135,277

Total U.S. Corporate Notes (cost $2,924,561)		2,879,270

Municipal Bonds & Notes — 7.1%
California Statewide Communities Development Authority VRDN Revenue Bonds (LOC-US Bank NA) 0.22% due 08/15/2047(6)	535,000	535,000
Calleguas-Las Virgenes Public Financing Authority VRDN Revenue Bonds (LOC-Wells Fargo Bank NA) 0.18% due 07/01/2037(6)	240,000	240,000
City of New York NY VRDN Series D-3 General Obligation Bonds (LOC-Bank of NY Mellon) 0.18% due 10/01/2039(6)	530,000	530,000
Cleveland Department of Public Utilities Division of Water VRDN Revenue Bonds (LOC-Bank of NY Mellon) 0.21% due 01/01/2033(6)	390,000	390,000
Colorado Housing & Finance Authority VRDN Revenue Bonds 0.17% due 10/01/2034(6)	165,000	165,000
Indiana Finance Authority VRDN Revenue Bonds (LOC-Bank of NY Mellon) 0.20% due 09/01/2048(6)	630,000	630,000
Iowa Finance Authority Single Family Mtg. VRDN Revenue Bonds 0.19% due 07/01/2037(6)	1,155,000	1,155,000
Kent Hospital Finance Authority VRDN Revenue Bonds (LOC-Bank of NY Mellon) 0.21% due 01/15/2026(6)	1,225,000	1,225,000
Massachusetts Bay Transportation Authority VRDN Series A-1 Revenue Bonds 0.20% due 03/01/2030(6)	300,000	300,000
Metropolitan Transportation Authority VRDN Revenue Bonds (LOC-Landesbank Hessen) 0.19% due 11/01/2035(6)	1,075,000	1,075,000
Metropolitan Water District of Southern California VRDN Series B-4 Revenue Bonds 0.20% due 07/01/2035(6)	800,000	800,000
Metropolitan Water District of Southern California VRDN Series A-2 Revenue Bonds 0.20% due 07/01/2037(6)	1,745,000	1,745,000
Miami-Dade County Industrial Development Authority VRDN Revenue Bonds (LOC-TD Bank NA) 0.18% due 07/01/2037(6)	100,000	100,000
Minnesota Office of Higher Education VRDN Series A Revenue Bonds (LOC-US Bank NA) 0.18% due 12/01/2043(6)	610,000	610,000
Mississippi Business Finance Corp. VRDN Series A Revenue Bonds 0.17% due 11/01/2035(6)	385,000	385,000
New Hampshire Health & Education Facilities Authority VRDN Revenue Bonds 0.17% due 06/01/2041(6)	170,000	170,000
New Mexico Finance Authority State Transportation VRDN Revenue Bonds (LOC-Royal Bank of Canada) 0.19% due 12/15/2026(6)	300,000	300,000

New York State Energy Research & Development Authority VRDN Revenue Bonds (LOC-Mizuho Corporate Bank) 0.22% due 05/01/2039(6)	400,000	400,000
Pima County Industrial Development Authority VRDN Revenue Bonds (LOC-Bank of NY Mellon) 0.24% due 12/01/2022(6)	300,000	300,000
Rhode Island Health & Educational Building Corp. VRDN Revenue Bonds (LOC-TD Bank NA) 0.22% due 08/15/2036(6)	395,000	395,000
Sacramento Municipal Utility District VRDN Series L Revenue Bonds (LOC-US Bank NA) 0.20% due 08/15/2041(6)	345,000	345,000
Simmons College Massachusetts VRDN Revenue Bonds (LOC-TD Bank NA) 0.19% due 10/01/2022(6)	225,000	225,000
South Carolina Jobs-Economic Development Authority VRDN Series C Revenue Bonds (LOC-Branch Banking & Trust) 0.22% due 02/01/2033(6)	310,000	310,000
St Louis Industrial Development Authority VRDN Revenue Bonds (LOC-US Bank NA) 0.21% due 12/01/2040(6)	280,000	280,000
State of California VRDN Series A-A2-1 General Obligation Bonds (LOC-Barclays Bank PLC) 0.24% due 05/01/2040(6)	1,115,000	1,115,000
State of Texas VRDN Series A-2 General Obligation Bonds 0.16% due 12/01/2029(6)	750,000	750,000
State of Texas VRDN General Obligation Bonds 0.17% due 12/01/2023(6)	425,000	425,000
State of Texas VRDN Series B General Obligation Bonds 0.17% due 06/01/2045(6)	400,000	400,000
State of Texas VRDN General Obligation Bonds 0.18% due 06/01/2020(6)	390,000	390,000
State of Texas VRDN General Obligation Bonds 0.18% due 12/01/2024(6)	240,000	240,000
State of Texas VRDN General Obligation Bonds 0.18% due 12/01/2029(6)	100,000	100,000
State of Texas VRDN General Obligation Bonds 0.18% due 06/01/2031(6)	880,000	880,000
State of Texas VRDN General Obligation Bonds 0.24% due 12/01/2026(6)	220,000	220,000
University of Texas System VRDN Series B Revenue Bonds 0.17% due 08/01/2025(6)	580,000	580,000
Vermont Student Assistance Corp. VRDN Series B-1 Revenue Bonds (LOC-Bank of NY Mellon) 0.20% due 12/15/2039(6)	515,000	515,000
Wisconsin Health & Educational Facilities Authority VRDN Revenue Bonds (LOC-US Bank NA) 0.21% due 08/15/2033(6)	185,000	185,000
Wisconsin Health & Educational Facilities Authority VRDN Revenue Bonds (LOC-PNC Bank NA) 0.22% due 08/15/2036(6)	795,000	795,000

Total Municipal Bonds & Notes (cost $19,204,995)		19,205,000

U.S. Government Agencies — 17.7%
Federal Farm Credit Bank Disc. Notes 0.01% due 05/01/2013	25,335,000	25,335,000
Federal Home Loan Bank Disc. Notes zero coupon due 05/01/2013	21,000,000	21,000,000
Federal Home Loan Bank 0.30% due 11/22/2013	135,000	135,128
0.30% due 11/25/2013	95,000	95,091
0.30% due 12/06/2013	300,000	300,300
1.88% due 06/21/2013	935,000	937,126
4.88% due 11/27/2013	270,000	277,341
Federal Home Loan Mtg. Corp. 0.38% due 11/27/2013	174,000	174,244

Total U.S. Government Agencies (cost $48,253,899)		48,254,230

Total Short-Term Investment Securities — 100.3% (cost $272,574,195)		272,539,415

TOTAL INVESTMENTS — (cost $272,574,195)(7)	100.3%	272,539,415
Liabilities in excess of other assets	(0.3)	(944,604)

NET ASSETS	100.0%	$271,594,811

*       Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2013, the aggregate value of these securities was $113,383,796 representing 41.7% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1) Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(2) Illiquid security. At April 30, 2013, the aggregate value of these securities was $90,572 representing 0.0% of net assets.
(3) Security in default

(4)    Security issued by a structured investment vehicle (“SIV”). These SIV’s may be affected by, among other things, changes in interest rates, the quality of the underlying assets or the market’s assessment thereof, factors concerning the interest in and structure of the issuer or the originator of the receivables, or the credit worthiness of the entities that provide any credit enhancements.

(5)    On August 28, 2007, mark to market losses experienced in the investment portfolio of SIV Portfolio, PLC (“SIV Portfolio”) (formerly Cheyne Finance PLC), the issuer of the underlying notes held by Cheyne Finance LLC, the issuer of the medium term notes (the “Notes”) held by the Portfolio, triggered the appointment of receivers (Deloitte & Touche LLP) (collectively, the “Receiver”). On October 17, 2007, the Receiver determined that SIV Portfolio was about to become unable to pay its debts as they came due and that an insolvency event had occurred. As a result of this determination, the Notes became immediately due and payable and are in default as a result of non payment. These events, which are based on published reports, materially adversely affect the ability of SIV Portfolio to make interest and principal payments due on the Notes. On April 16, 2008, however, the Receiver made a partial payment of principal and interest due on the Notes. On July 23, 2008, the Receiver concluded the sale of SIV Portfolio’s investment portfolio and a distribution to senior creditors, including the Portfolio, was made. Furthermore, an additional distribution to senior creditors, including the Portfolio, was made on August 13, 2008. The market value of the Notes, as of April 30, 2013, represents the Notes’ residual value that may be distributed to the Portfolio.

(6) The security’s effective maturity date is less than one year.
(7) See Note 4 for cost of investments on a tax basis.
FRS — Floating Rate Security
LOC — Letter of Credit
VRDN — Variable Rate Demand Note

The rates shown on FRS and VRDN are the current interest rates at April 30, 2013 and unless noted otherwise, the dates shown are the original maturity dates.

Industry Allocation*

Banks-Foreign-US Branches	25.6%
U.S. Government Agencies	17.8
Asset Backed Commercial Paper/Fully Supported	16.0
Asset Backed Commercial Paper/Auto	14.6
Municipal	6.8
Asset Backed Commercial Paper/Diversified	6.2
Asset Backed Commercial Paper/Trade Receivables	5.6
Banks-Domestic	2.4
Food & Beverage	2.3
Diversified	1.7
Collateralized Commercial Paper/REPO Backed	1.0
Student Loan	0.2
Higher Education	0.1
Asset Backed/Structured Investment	0.0

100.3%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2013 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Short-Term Investment Securities:
Asset-Backed Commercial Paper	$—	$116,493,049	$—	$116,493,049
Certificates of Deposit	—	76,275,871	—	76,275,871
Commercial Paper	—	9,431,995	—	9,431,995
U.S. Corporate Notes	—	2,788,698	90,572	2,879,270
Municipal Bonds & Notes	—	19,205,000	—	19,205,000
U.S. Government Agencies	—	48,254,230	—	48,254,230

Total	$—	$272,448,843	$90,572	$272,539,415

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2013 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
ASSET BACKED SECURITIES — 0.0%
Diversified Financial Services — 0.0%
SMFC Trust VRS Series 1997-A, Class B1-4 1.34% due 01/28/2027*(1)(2)(3) (cost $862)	911	817

U.S. CORPORATE BONDS & NOTES — 74.9%
Advertising Agencies — 0.4%
Interpublic Group of Cos., Inc. Senior Notes 2.25% due 11/15/2017	2,160,000	2,175,986
Interpublic Group of Cos., Inc. Senior Notes 4.00% due 03/15/2022	250,000	258,389
Interpublic Group of Cos., Inc. Senior Notes 10.00% due 07/15/2017	870,000	926,550
Omnicom Group, Inc. Senior Notes 3.63% due 05/01/2022	1,500,000	1,558,410

		4,919,335

Advertising Sales — 0.1%
Lamar Media Corp. Company Guar. Notes 5.00% due 05/01/2023	400,000	407,000
Lamar Media Corp. Company Guar. Notes 5.88% due 02/01/2022	275,000	300,781
Lamar Media Corp. Company Guar. Notes 7.88% due 04/15/2018	200,000	218,500

		926,281

Advertising Services — 0.1%
Visant Corp. Company Guar. Notes 10.00% due 10/01/2017	1,475,000	1,430,750

Aerospace/Defense — 0.3%
BAE Systems Holdings, Inc. Company Guar. Notes 5.20% due 08/15/2015*	3,020,000	3,272,599
Rockwell Collins, Inc. Senior Notes 3.10% due 11/15/2021	750,000	799,404

		4,072,003

Aerospace/Defense-Equipment — 0.2%
B/E Aerospace, Inc. Senior Notes 5.25% due 04/01/2022	650,000	692,250
TransDigm, Inc. Company Guar. Notes 5.50% due 10/15/2020*	575,000	613,813
TransDigm, Inc. Company Guar. Notes 7.75% due 12/15/2018	975,000	1,079,812

		2,385,875

Agricultural Chemicals — 0.2%
Incitec Pivot Finance LLC Company Guar. Notes 6.00% due 12/10/2019*	1,940,000	2,257,419

Airlines — 0.3%
Southwest Airlines Co. Senior Notes 5.13% due 03/01/2017	2,500,000	2,788,590
Southwest Airlines Co. Debentures 7.38% due 03/01/2027	1,215,000	1,483,334

		4,271,924

Alternative Waste Technology — 0.1%
ADS Waste Holdings, Inc. Senior Notes 8.25% due 10/01/2020*	675,000	737,438

Applications Software — 0.2%
Emdeon, Inc. Company Guar. Notes 11.00% due 12/31/2019	1,150,000	1,342,625
Nuance Communications, Inc. Company Guar. Notes 5.38% due 08/15/2020*	1,250,000	1,300,000
Serena Software, Inc. Company Guar. Notes 10.38% due 03/15/2016	300,000	303,000

		2,945,625

Auto-Cars/Light Trucks — 1.6%
Chrysler Group LLC/CG Co-Issuer, Inc. Sec. Notes 8.25% due 06/15/2021	775,000	889,313
Daimler Finance North America LLC Company Guar. Notes 1.65% due 04/10/2015*	660,000	667,937
Daimler Finance North America LLC Company Guar. Notes 1.88% due 01/11/2018*	2,000,000	2,022,196
Daimler Finance North America LLC Company Guar. Notes 2.63% due 09/15/2016*	1,700,000	1,773,491
Daimler Finance North America LLC Company Guar. Notes 2.95% due 01/11/2017*	4,000,000	4,225,356
Ford Motor Co. Senior Notes 4.75% due 01/15/2043	2,500,000	2,499,020
General Motors Corp. Escrow Notes 7.20% due 01/15/2011†(1)(2)(4)	1,000,000	0
General Motors Corp. Escrow Notes 7.40% due 09/01/2025†(1)(2)(4)	2,800,000	0
General Motors Corp. Escrow Notes 9.45% due 11/01/2011†(1)(2)(4)	250,000	0
Nissan Motor Acceptance Corp. Senior Notes 1.95% due 09/12/2017*	3,380,000	3,454,272
Nissan Motor Acceptance Corp. Senior Notes 4.50% due 01/30/2015*	3,570,000	3,796,620

		19,328,205

Auto/Truck Parts & Equipment-Original — 0.7%
Affinia Group, Inc. Senior Notes 7.75% due 05/01/2021*	475,000	488,656
Affinia Group, Inc. Company Guar. Notes 9.00% due 11/30/2014	1,050,000	1,052,635
Affinia Group, Inc. Senior Sec. Notes 10.75% due 08/15/2016*	267,000	289,698
American Axle & Manufacturing, Inc. Company Guar. Notes 6.63% due 10/15/2022	250,000	267,188
American Axle & Manufacturing, Inc. Company Guar. Notes 7.75% due 11/15/2019	1,375,000	1,570,937
Cooper-Standard Automotive, Inc. Company Guar. Notes 8.50% due 05/01/2018	575,000	628,187
Delphi Corp. Company Guar. Notes 5.00% due 02/15/2023	375,000	405,938
Lear Corp. Company Guar. Notes 4.75% due 01/15/2023*	350,000	350,875
Pittsburgh Glass Works LLC Senior Sec. Notes 8.50% due 04/15/2016*	950,000	978,500
Tenneco, Inc. Company Guar. Notes 6.88% due 12/15/2020	825,000	910,594
Tomkins LLC/Tomkins, Inc. Sec. Notes 9.00% due 10/01/2018	908,000	1,009,015
Tower Automotive Holdings USA LLC/ TA Holdings Finance, Inc. Senior Sec. Notes 10.63% due 09/01/2017*	143,000	152,118

		8,104,341

Auto/Truck Parts & Equipment-Replacement — 0.3%
Allison Transmission, Inc. Company Guar. Notes 7.13% due 05/15/2019*	725,000	787,531
Exide Technologies Senior Sec. Notes 8.63% due 02/01/2018(11)	1,150,000	769,062
IDQ Holdings, Inc. Senior Sec. Notes 11.50% due 04/01/2017*	650,000	730,438
UCI International, Inc. Company Guar. Notes 8.63% due 02/15/2019	1,700,000	1,787,125

		4,074,156

Banks-Commercial — 1.6%
Associated Banc-Corp. Senior Notes 5.13% due 03/28/2016	3,245,000	3,558,350
CIT Group, Inc. Senior Notes 5.00% due 05/15/2017	600,000	654,000
CIT Group, Inc. Senior Notes 5.25% due 03/15/2018	1,475,000	1,629,875
CIT Group, Inc. Senior Notes 5.38% due 05/15/2020	250,000	281,875
CIT Group, Inc. Senior Notes 6.63% due 04/01/2018*	475,000	554,563
City National Corp. Senior Notes 5.25% due 09/15/2020	1,205,000	1,368,045
Discover Bank Senior Notes 2.00% due 02/21/2018	1,700,000	1,717,272
Discover Bank Sub. Notes 8.70% due 11/18/2019	688,000	924,302
HSBC Bank USA Sub. Notes 4.63% due 04/01/2014	1,300,000	1,348,113
HSBC USA, Inc. Senior Notes 1.63% due 01/16/2018	700,000	704,651
HSBC USA, Inc. Senior Notes 2.38% due 02/13/2015	500,000	515,119
Manufacturers & Traders Trust Co. FRS Sub. Notes 5.63% due 12/01/2021	2,235,000	2,296,462
Wachovia Bank NA Sub. Notes 4.80% due 11/01/2014	2,000,000	2,123,826
Wachovia Bank NA Sub. Notes 4.88% due 02/01/2015	1,350,000	1,444,338

		19,120,791

Banks-Fiduciary — 0.4%
RBS Global, Inc./ Rexnord LLC Company Guar. Notes 8.50% due 05/01/2018	1,050,000	1,149,750
Wilmington Trust Corp. Sub. Notes 8.50% due 04/02/2018	3,390,000	4,262,681

		5,412,431

Banks-Super Regional — 1.1%
Banc One Corp. Sub. Debentures 8.00% due 04/29/2027	460,000	666,561
Capital One Financial Corp. Senior Notes 7.38% due 05/23/2014	1,650,000	1,765,597

Fifth Third Bancorp Senior Notes 3.63% due 01/25/2016	1,730,000	1,850,526
Huntington Bancshares, Inc. Sub. Notes 7.00% due 12/15/2020	680,000	854,718
PNC Funding Corp. Bank Guar. Notes 5.13% due 02/08/2020	1,260,000	1,493,450
SunTrust Banks, Inc. Senior Notes 3.60% due 04/15/2016	1,600,000	1,715,400
Wachovia Corp. Senior Notes 5.75% due 02/01/2018	4,020,000	4,797,862

		13,144,114

Beverages-Wine/Spirits — 0.1%
Constellation Brands, Inc. Company Guar. Notes 6.00% due 05/01/2022	775,000	894,156

Brewery — 0.2%
SABMiller Holdings, Inc. Company Guar. Notes 2.45% due 01/15/2017*	1,840,000	1,927,209

Broadcast Services/Program — 0.8%
Clear Channel Communications, Inc. Senior Sec. Notes 9.00% due 03/01/2021	1,525,000	1,490,687
Clear Channel Communications, Inc. Senior Sec. Notes 11.25% due 03/01/2021*	325,000	344,500
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes 6.50% due 11/15/2022*	75,000	79,688
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes 6.50% due 11/15/2022*	700,000	750,750
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes 7.63% due 03/15/2020	225,000	240,188
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes 7.63% due 03/15/2020	1,600,000	1,724,000
Crown Media Holdings, Inc. Company Guar. Notes 10.50% due 07/15/2019	1,625,000	1,840,312
Discovery Communications LLC Company Guar. Notes 5.05% due 06/01/2020	1,500,000	1,759,965
XM Satellite Radio, Inc. Company Guar. Notes 7.63% due 11/01/2018*	1,175,000	1,304,250

		9,534,340

Building & Construction Products-Misc. — 0.6%
Building Materials Corp. of America Senior Notes 6.75% due 05/01/2021*	425,000	470,688
Building Materials Corp. of America Senior Sec. Notes 7.50% due 03/15/2020*	200,000	221,000
Interline Brands, Inc. Company Guar. Notes 7.50% due 11/15/2018	850,000	918,000
Isabelle Acquisition Sub, Inc. Senior Notes 10.00% due 11/15/2018*(5)	1,000,000	1,111,250
Nortek, Inc. Company Guar. Notes 8.50% due 04/15/2021	1,325,000	1,480,687
Nortek, Inc. Company Guar. Notes 10.00% due 12/01/2018	400,000	449,500
Ply Gem Industries, Inc. Senior Sec. Notes 8.25% due 02/15/2018	1,275,000	1,396,125
Ply Gem Industries, Inc. Company Guar. Notes 9.38% due 04/15/2017	150,000	165,563
Roofing Supply Group LLC/Roofing Supply Finance, Inc. Company Guar. Notes 10.00% due 06/01/2020*	625,000	723,437

		6,936,250

Building & Construction-Misc. — 0.0%
MasTec, Inc. Company Guar. Notes 4.88% due 03/15/2023	275,000	275,000

Building Products-Wood — 0.5%
Masco Corp. Senior Bonds 4.80% due 06/15/2015	5,500,000	5,781,072
Masco Corp. Senior Notes 5.95% due 03/15/2022	730,000	826,201

		6,607,273

Cable/Satellite TV — 1.3%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.13% due 02/15/2023	350,000	353,500
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.75% due 01/15/2024	300,000	312,375

CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.63% due 01/31/2022	750,000	825,000
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.25% due 10/30/2017	800,000	866,000
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.38% due 06/01/2020	650,000	729,625
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 8.13% due 04/30/2020	150,000	169,500
Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp. Senior Notes 6.38% due 09/15/2020*	950,000	1,011,750
Comcast Corp. Company Guar. Notes 6.50% due 01/15/2017	748,000	897,721
COX Communications, Inc. Senior Notes 3.25% due 12/15/2022*	820,000	849,148
COX Communications, Inc. Senior Notes 5.45% due 12/15/2014	1,067,000	1,150,288
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 6.38% due 03/01/2041	2,750,000	3,207,784
DISH DBS Corp. Company Guar. Notes 4.63% due 07/15/2017	200,000	203,000
DISH DBS Corp. Company Guar. Notes 5.88% due 07/15/2022	1,600,000	1,632,000
Time Warner Cable, Inc. Company Guar. Notes 5.50% due 09/01/2041	1,910,000	2,065,285
Time Warner Cable, Inc. Company Guar. Notes 6.75% due 06/15/2039	690,000	854,192
Time Warner Cable, Inc. Company Guar. Notes 8.75% due 02/14/2019	490,000	655,162

		15,782,330

Capacitors — 0.1%
Kemet Corp. Senior Sec. Notes 10.50% due 05/01/2018	1,300,000	1,358,500

Casino Hotels — 0.5%
Ameristar Casinos, Inc. Company Guar. Notes 7.50% due 04/15/2021	575,000	641,125
Caesars Entertainment Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/2017	925,000	978,187
Chester Downs & Marina LLC Senior Sec. Notes 9.25% due 02/01/2020*	650,000	626,438
MGM Mirage, Inc. Company Guar. Notes 7.50% due 06/01/2016	575,000	648,312
MGM Resorts International Company Guar. Notes 7.75% due 03/15/2022	1,050,000	1,199,625
MGM Resorts International Company Guar. Notes 8.63% due 02/01/2019	300,000	355,500
Station Casinos LLC Senior Notes 7.50% due 03/01/2021*	800,000	844,000
Sugarhouse HSP Gaming Prop Mezz LP/ Sugarhouse HSP Gaming Finance Corp. Sec. Notes 8.63% due 04/15/2016*	473,000	505,519

		5,798,706

Casino Services — 0.2%
Affinity Gaming LLC/Affinity Gaming Finance Corp. Company Guar. Notes 9.00% due 05/15/2018*	1,050,000	1,141,875
American Casino & Entertainment Properties LLC/ACEP Finance Corp. Senior Sec. Notes 11.00% due 06/15/2014	972,000	979,290

		2,121,165

Cellular Telecom — 1.7%
AT&T Wireless Services, Inc. Senior Notes 8.75% due 03/01/2031	4,750,000	7,571,357
Crown Castle Towers LLC Senior Sec. Notes 5.50% due 01/15/2037*	5,650,000	6,466,713
MetroPCS Wireless, Inc. Company Guar. Notes 6.63% due 11/15/2020	1,350,000	1,461,375
MetroPCS Wireless, Inc. Company Guar. Notes 6.63% due 04/01/2023*	650,000	698,750
Sprint Nextel Corp. Senior Notes 6.00% due 11/15/2022	1,800,000	1,876,500
Sprint Nextel Corp. Company Guar. Notes 7.00% due 03/01/2020*	375,000	426,563

Sprint Nextel Corp. Company Guar. Notes 9.00% due 11/15/2018*	650,000	799,500
Syniverse Holdings, Inc. Company Guar. Notes 9.13% due 01/15/2019	1,600,000	1,772,000

		21,072,758

Chemicals-Diversified — 0.4%
Axiall Corp. Company Guar. Notes 4.88% due 05/15/2023*	125,000	130,625
Dow Chemical Co. Senior Notes 8.55% due 05/15/2019	1,630,000	2,197,766
Eagle Spinco, Inc. Company Guar. Notes 4.63% due 02/15/2021*	200,000	210,000
FMC Corp. Senior Notes 3.95% due 02/01/2022	1,500,000	1,609,053
Momentive Performance Materials, Inc. Senior Sec. Notes 10.00% due 10/15/2020	575,000	608,063
Union Carbide Chemical & Plastics Co., Inc. Debentures 7.88% due 04/01/2023	225,000	285,687

		5,041,194

Chemicals-Plastics — 0.3%
Hexion US Finance Corp. Senior Sec. Notes 6.63% due 04/15/2020*	425,000	443,062
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Senior Sec. Notes 8.88% due 02/01/2018	975,000	1,033,500
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Sec. Notes 9.00% due 11/15/2020	725,000	754,000
Rohm & Haas Co. Senior Notes 6.00% due 09/15/2017	1,400,000	1,644,671

		3,875,233

Chemicals-Specialty — 0.2%
Ashland, Inc. Senior Notes 3.88% due 04/15/2018*	175,000	180,250
Ashland, Inc. Company Guar. Notes 4.75% due 08/15/2022*	150,000	156,750
Huntsman International LLC Company Guar. Notes 4.88% due 11/15/2020*	650,000	680,875
Omnova Solutions, Inc. Company Guar. Notes 7.88% due 11/01/2018	1,050,000	1,130,062
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp. Sec. Notes 6.50% due 04/15/2021*	300,000	307,500

		2,455,437

Circuit Boards — 0.1%
Viasystems, Inc. Senior Sec. Notes 7.88% due 05/01/2019*	825,000	880,688

Coal — 0.0%
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II Company Guar. Notes 8.38% due 06/01/2020	425,000	459,531

Coatings/Paint — 0.5%
RPM International, Inc. Senior Notes 6.13% due 10/15/2019	1,875,000	2,212,888
RPM International, Inc. Senior Notes 6.50% due 02/15/2018	2,350,000	2,767,947
US Coatings Acquisition Inc./Flash Dutch 2 BV Company Guar. Notes 7.38% due 05/01/2021*	1,075,000	1,147,563

		6,128,398

Commercial Services — 0.5%
Altegrity, Inc. Company Guar. Notes 11.75% due 05/01/2016*(2)	475,000	351,500
Emergency Medical Services Corp. Company Guar. Notes 8.13% due 06/01/2019	1,725,000	1,910,437
Iron Mountain, Inc. Company Guar. Notes 7.75% due 10/01/2019	850,000	960,500
ServiceMaster Co. Company Guar. Notes 7.00% due 08/15/2020*	1,075,000	1,113,969
ServiceMaster Co. Senior Notes 7.10% due 03/01/2018	550,000	541,063
ServiceMaster Co. Senior Notes 7.45% due 08/15/2027	175,000	153,781
ServiceMaster Co. Company Guar. Notes 8.00% due 02/15/2020	800,000	861,000

		5,892,250

Commercial Services-Finance — 0.5%
Igloo Holdings Corp. Senior Notes 8.25% due 12/15/2017*(5)	1,050,000	1,092,000

Interactive Data Corp. Company Guar. Notes 10.25% due 08/01/2018	1,350,000	1,535,625
Lender Processing Services, Inc. Company Guar. Notes 5.75% due 04/15/2023	900,000	960,750
Moody’s Corp. Senior Notes 5.50% due 09/01/2020	900,000	1,012,625
TransUnion Holding Co., Inc. Senior Notes 8.13% due 06/15/2018*(5)	725,000	779,375
TransUnion Holding Co., Inc. Senior Notes 9.63% due 06/15/2018	1,225,000	1,344,438

		6,724,813

Communications Software — 0.0%
Aspect Software, Inc. Sec. Notes 10.63% due 05/15/2017	575,000	603,750

Computer Graphics — 0.1%
Logo Merger Sub Corp. Senior Notes 8.38% due 10/15/2020*	1,200,000	1,284,000

Computer Services — 0.2%
iGate Corp. Company Guar. Notes 9.00% due 05/01/2016	1,025,000	1,117,250
SunGard Data Systems, Inc. Company Guar. Notes 6.63% due 11/01/2019*	500,000	531,875
SunGard Data Systems, Inc. Company Guar. Notes 7.63% due 11/15/2020	950,000	1,049,750

		2,698,875

Computers — 0.6%
Apple, Inc. Senior Notes 1.00% due 05/03/2018	1,300,000	1,295,203
Apple, Inc. Senior Notes 2.40% due 05/03/2023	790,000	788,949
Hewlett-Packard Co. Senior Notes 3.30% due 12/09/2016	1,250,000	1,304,473
Hewlett-Packard Co. Senior Notes 4.75% due 06/02/2014	4,100,000	4,264,299

		7,652,924

Computers-Integrated Systems — 0.1%
NCR Corp. Company Guar. Notes 4.63% due 02/15/2021*	775,000	775,000
NCR Corp. Senior Notes 5.00% due 07/15/2022*	425,000	430,313

		1,205,313

Computers-Memory Devices — 0.1%
Spansion LLC Company Guar. Notes 7.88% due 11/15/2017	1,400,000	1,473,500

Consulting Services — 0.4%
CoreLogic, Inc. Company Guar. Notes 7.25% due 06/01/2021	1,350,000	1,498,500
SAIC, Inc. Company Guar. Notes 5.95% due 12/01/2040	850,000	928,655
Verisk Analytics, Inc. Company Guar. Notes 4.13% due 09/12/2022	870,000	920,524
Verisk Analytics, Inc. Company Guar. Notes 4.88% due 01/15/2019	1,570,000	1,729,338

		5,077,017

Consumer Products-Misc. — 1.1%
Clorox Co. Senior Notes 3.55% due 11/01/2015	800,000	850,113
Prestige Brands, Inc. Company Guar. Notes 8.13% due 02/01/2020	250,000	286,563
Prestige Brands, Inc. Company Guar. Notes 8.25% due 04/01/2018	875,000	952,656
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020	425,000	445,188
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 7.13% due 04/15/2019	275,000	296,313
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 7.88% due 08/15/2019	125,000	140,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Company Guar. Notes 8.25% due 02/15/2021	2,625,000	2,785,781
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Company Guar. Notes 8.50% due 05/15/2018	425,000	452,625
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Company Guar. Notes 9.00% due 04/15/2019	1,075,000	1,161,000

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Company Guar. Notes 9.88% due 08/15/2019	1,275,000	1,431,187
Spectrum Brands, Inc. Company Guar. Notes 6.75% due 03/15/2020	1,500,000	1,635,000
Yankee Acquisition Corp. Company Guar. Notes 9.75% due 02/15/2017	1,975,000	2,046,613
YCC Holdings LLC/Yankee Finance, Inc. Senior Notes 10.25% due 02/15/2016(5)	825,000	851,821

		13,334,860

Containers-Metal/Glass — 0.2%
BOE Merger Corp. Senior Notes 9.50% due 11/01/2017*(5)	925,000	999,000
BWAY Holding Co. Company Guar. Notes 10.00% due 06/15/2018	275,000	308,000
Crown Americas LLC/Crown Americas Capital Corp. IV Company Guar. Notes 4.50% due 01/15/2023*	325,000	331,906
Greif, Inc. Senior Notes 7.75% due 08/01/2019	500,000	586,250

		2,225,156

Containers-Paper/Plastic — 0.6%
Berry Plastics Corp. Sec. Notes 9.50% due 05/15/2018	500,000	556,250
Packaging Corp. of America Senior Notes 3.90% due 06/15/2022	1,250,000	1,309,701
Packaging Dynamics Corp. Senior Sec. Notes 8.75% due 02/01/2016*	675,000	707,063
Pactiv LLC Senior Notes 7.95% due 12/15/2025	250,000	244,375
Rock-Tenn Co. Company Guar. Notes 4.00% due 03/01/2023	700,000	727,401
Rock-Tenn Co. Company Guar. Notes 4.45% due 03/01/2019	740,000	812,390
Sealed Air Corp. Senior Notes 8.38% due 09/15/2021*	1,750,000	2,047,500
Sonoco Products Co. Senior Notes 5.75% due 11/01/2040	770,000	908,445

		7,313,125

Data Processing/Management — 1.0%
Audatex North America, Inc. Company Guar. Notes 6.75% due 06/15/2018*	1,225,000	1,318,406
Fidelity National Information Services, Inc. Company Guar. Notes 3.50% due 04/15/2023	2,800,000	2,824,164
First Data Corp. Sec. Notes 8.25% due 01/15/2021*	675,000	717,188
First Data Corp. Sec. Notes 8.75% due 01/15/2022*(5)	2,900,000	3,117,500
First Data Corp. Company Guar. Notes 11.25% due 01/15/2021*	425,000	444,125
Fiserv, Inc. Company Guar. Notes 6.80% due 11/20/2017	3,120,000	3,748,546

		12,169,929

Dental Supplies & Equipment — 0.1%
DENTSPLY International, Inc. Senior Notes 2.75% due 08/15/2016	680,000	706,503

Dialysis Centers — 0.0%
DaVita, Inc. Company Guar. Notes 5.75% due 08/15/2022	450,000	479,250

Distribution/Wholesale — 0.3%
American Builders & Contractors Supply Co., Inc. Senior Notes 5.63% due 04/15/2021*	125,000	129,844
HD Supply, Inc. Company Guar. Notes 10.50% due 01/15/2021	75,000	78,656
Ingram Micro, Inc. Senior Notes 5.00% due 08/10/2022	1,800,000	1,908,002
VWR Funding, Inc. Company Guar. Notes 7.25% due 09/15/2017*	1,725,000	1,837,125

		3,953,627

Diversified Banking Institutions — 6.2%
Ally Financial, Inc. Company Guar. Notes 6.25% due 12/01/2017	1,675,000	1,900,973
Ally Financial, Inc. Company Guar. Notes 7.50% due 09/15/2020	325,000	401,375

Ally Financial, Inc. Company Guar. Notes 8.00% due 03/15/2020	950,000	1,194,625
Ally Financial, Inc. Company Guar. Notes 8.30% due 02/12/2015	1,000,000	1,111,250
Bank of America Corp. Senior Notes 2.00% due 01/11/2018	5,000,000	5,016,010
Bank of America Corp. Senior Notes 3.70% due 09/01/2015	2,000,000	2,106,800
Bank of America Corp. Senior Notes 5.38% due 06/15/2014	3,000,000	3,149,796
Bank of America Corp. Senior Notes 5.88% due 01/05/2021	940,000	1,134,314
Citigroup, Inc. Senior Notes 4.45% due 01/10/2017	1,430,000	1,581,351
Citigroup, Inc. Senior Notes 4.50% due 01/14/2022	1,370,000	1,546,934
Citigroup, Inc. Senior Notes 4.59% due 12/15/2015	2,000,000	2,179,322
Citigroup, Inc. Senior Notes 5.38% due 08/09/2020	3,000,000	3,577,443
Citigroup, Inc. Senior Notes 6.00% due 12/13/2013	3,230,000	3,337,940
Citigroup, Inc. Senior Notes 6.88% due 03/05/2038	4,180,000	5,700,362
GMAC LLC Company Guar. Notes 8.00% due 11/01/2031	1,385,000	1,823,006
Goldman Sachs Group, Inc. Senior Notes 3.63% due 02/07/2016	2,350,000	2,502,433
Goldman Sachs Group, Inc. Senior Notes 5.13% due 01/15/2015	1,000,000	1,068,800
Goldman Sachs Group, Inc. Senior Notes 6.00% due 05/01/2014	900,000	946,901
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	3,800,000	4,740,565
JPMorgan Chase & Co. Sub. Notes 3.38% due 05/01/2023	510,000	508,712
JPMorgan Chase & Co. Sub. Notes 5.13% due 09/15/2014	8,000,000	8,475,944
JPMorgan Chase & Co. Senior Notes 6.00% due 01/15/2018	2,330,000	2,777,409
Morgan Stanley Senior Notes 3.45% due 11/02/2015	990,000	1,037,367
Morgan Stanley Senior Notes 3.80% due 04/29/2016	4,740,000	5,043,441
Morgan Stanley Senior Notes 4.75% due 03/22/2017	1,450,000	1,606,488
Morgan Stanley Senior Notes 5.50% due 07/24/2020	3,000,000	3,499,677
Morgan Stanley Senior Notes 5.95% due 12/28/2017	2,130,000	2,485,659
Morgan Stanley Senior Notes 6.00% due 04/28/2015	1,980,000	2,157,745
Morgan Stanley Senior Notes 6.38% due 07/24/2042	450,000	570,602
Morgan Stanley Notes 6.63% due 04/01/2018	3,090,000	3,704,329

		76,887,573

Diversified Financial Services — 1.9%
General Electric Capital Corp. Senior Notes 2.90% due 01/09/2017	2,300,000	2,438,053
General Electric Capital Corp. Senior Notes 2.95% due 05/09/2016	5,290,000	5,589,620
General Electric Capital Corp. Senior Notes 3.10% due 01/09/2023	3,000,000	3,043,914
General Electric Capital Corp. Senior Notes 4.63% due 01/07/2021	3,000,000	3,432,603
General Electric Capital Corp. Senior Notes 5.63% due 05/01/2018	7,580,000	9,015,614

		23,519,804

Diversified Manufacturing Operations — 0.6%
Harsco Corp. Senior Notes 5.75% due 05/15/2018	1,650,000	1,801,803
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	875,000	919,844
Koppers, Inc. Company Guar. Notes 7.88% due 12/01/2019	600,000	663,000

Pentair, Inc. Company Guar. Notes 5.00% due 05/15/2021	3,540,000	3,982,532

		7,367,179

E-Commerce/Services — 0.2%
Expedia, Inc. Company Guar. Notes 5.95% due 08/15/2020	930,000	1,041,981
IAC/InterActiveCorp. Company Guar. Notes 4.75% due 12/15/2022*	825,000	829,125

		1,871,106

Educational Software — 0.1%
SSI Investments II/SSI Co-Issuer LLC Company Guar. Notes 11.13% due 06/01/2018	1,450,000	1,605,875

Electric-Distribution — 0.1%
Great River Energy 1st Mtg. Bonds 5.83% due 07/01/2017*	1,271,489	1,357,349

Electric-Integrated — 2.5%
American Electric Power Co., Inc. Senior Notes 2.95% due 12/15/2022	1,900,000	1,919,836
Appalachian Power Co. Senior Notes 7.95% due 01/15/2020	720,000	972,552
Cleveland Electric Illuminating Co. Senior Notes 5.95% due 12/15/2036	1,145,000	1,338,376
Commonwealth Edison Co. 1st Mtg. Notes 6.15% due 09/15/2017	820,000	991,851
Dominion Resources, Inc Senior Notes 5.95% due 06/15/2035	1,500,000	1,913,196
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc. Senior Sec. Notes 6.88% due 08/15/2017*	175,000	185,500
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc. Senior Sec. Notes 10.00% due 12/01/2020	550,000	629,750
Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. Sec. Notes 11.75% due 03/01/2022*	675,000	772,875
Exelon Generation Co. LLC Senior Notes 5.75% due 10/01/2041	500,000	571,348
FPL Energy National Wind Portfolio LLC Sec. Notes 6.13% due 03/25/2019*(2)	184,910	163,256
FPL Group Capital, Inc. Company Guar. Notes 7.88% due 12/15/2015	280,000	328,308
Great Plains Energy, Inc. Senior Notes 4.85% due 06/01/2021	1,000,000	1,129,901
Midamerican Energy Holdings Co. Senior Notes 5.95% due 05/15/2037	4,750,000	6,049,244
National Fuel Gas Co. Senior Notes 3.75% due 03/01/2023	1,800,000	1,851,831
National Fuel Gas Co. Senior Notes 4.90% due 12/01/2021	1,880,000	2,120,106
PPL Capital Funding, Inc. Company Guar. Notes 4.20% due 06/15/2022	590,000	633,659
PPL Energy Supply LLC Senior Notes 6.00% due 12/15/2036	1,540,000	1,705,887
PSEG Power LLC Company Guar. Notes 4.15% due 09/15/2021	725,000	793,286
UIL Holdings Corp. Senior Notes 4.63% due 10/01/2020	2,070,000	2,238,355
Virginia Electric & Power Co. Senior Notes 5.00% due 06/30/2019	810,000	969,413
Westar Energy, Inc. 1st Mtg. Bonds 5.88% due 07/15/2036	860,000	915,850
Westar Energy, Inc. 1st Mtg. Bonds 6.00% due 07/01/2014	2,000,000	2,120,872

		30,315,252

Electronic Components-Misc. — 0.1%
Stoneridge, Inc. Senior Sec. Notes 9.50% due 10/15/2017*	675,000	728,156

Electronic Components-Semiconductors — 0.2%
Advanced Micro Devices, Inc. Senior Notes 7.75% due 08/01/2020	675,000	661,500
Freescale Semiconductor, Inc. Senior Sec. Notes 9.25% due 04/15/2018*	975,000	1,072,500
Freescale Semiconductor, Inc. Company Guar. Notes 10.75% due 08/01/2020	272,000	310,080

		2,044,080

Electronic Forms — 0.1%
Adobe Systems, Inc. Senior Notes 3.25% due 02/01/2015	1,340,000	1,396,486

Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc. Senior Notes 3.20% due 10/01/2022	1,170,000	1,176,950

Engineering/R&D Services — 0.1%
ABB Finance USA, Inc. Company Guar. Notes 2.88% due 05/08/2022	1,170,000	1,207,600

Enterprise Software/Service — 0.7%
Allen Systems Group, Inc. Senior Sec. Notes 10.50% due 11/15/2016*(2)	350,000	222,250
BMC Software, Inc. Senior Notes 4.25% due 02/15/2022	500,000	506,749
BMC Software, Inc. Senior Notes 7.25% due 06/01/2018	1,175,000	1,315,759
Epicor Software Corp. Company Guar. Notes 8.63% due 05/01/2019	1,575,000	1,716,750
Infor US, Inc. Company Guar. Notes 9.38% due 04/01/2019	925,000	1,054,500
Infor US, Inc. Company Guar. Notes 11.50% due 07/15/2018	1,850,000	2,183,000
Sophia LP/Sophia Finance, Inc. Company Guar. Notes 9.75% due 01/15/2019*	1,675,000	1,876,000

		8,875,008

Finance-Auto Loans — 0.4%
Ford Motor Credit Co. LLC Senior Notes 3.00% due 06/12/2017	3,600,000	3,731,451
Ford Motor Credit Co. LLC Senior Notes 4.25% due 09/20/2022	550,000	581,596

		4,313,047

Finance-Commercial — 0.4%
Football Trust V Pass Through Certs. 5.35% due 10/05/2020*(2)	2,400,000	2,838,678
Textron Financial Corp. FRS Junior Sub. Bonds 6.00% due 02/15/2067*	2,400,000	2,196,000

		5,034,678

Finance-Consumer Loans — 0.9%
HSBC Finance Capital Trust IX FRS Ltd. Guar. Bonds 5.91% due 11/30/2035	3,700,000	3,755,500
HSBC Finance Corp. Senior Sub. Notes 6.68% due 01/15/2021	6,178,000	7,475,707

		11,231,207

Finance-Credit Card — 0.5%
Capital One Bank USA Sub. Notes 3.38% due 02/15/2023	3,900,000	3,968,336
Discover Financial Services Senior Notes 3.85% due 11/21/2022	2,212,000	2,315,555

		6,283,891

Finance-Investment Banker/Broker — 1.5%
Bear Stearns Cos., Inc. Senior Notes 7.25% due 02/01/2018	3,810,000	4,744,559
Jefferies Group LLC Senior Notes 6.50% due 01/20/2043	1,170,000	1,286,663
Jefferies Group, Inc. Senior Notes 6.88% due 04/15/2021	750,000	894,995
Jefferies Group, Inc. Senior Notes 8.50% due 07/15/2019	3,870,000	4,913,131
Raymond James Financial, Inc. Senior Notes 4.25% due 04/15/2016	1,215,000	1,294,859
Raymond James Financial, Inc. Senior Notes 5.63% due 04/01/2024	2,150,000	2,486,271
Raymond James Financial, Inc. Senior Notes 8.60% due 08/15/2019	2,650,000	3,436,030

		19,056,508

Finance-Other Services — 0.5%
Cantor Fitzgerald LP Bonds 7.88% due 10/15/2019*	2,200,000	2,295,187
Harley-Davidson Financial Services, Inc. Company Guar. Notes 2.70% due 03/15/2017*	910,000	941,898
Harley-Davidson Financial Services, Inc. Company Guar. Notes 3.88% due 03/15/2016*	1,190,000	1,277,401
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 10.38% due 11/01/2018	1,155,000	1,680,138

		6,194,624

Financial Guarantee Insurance — 0.0%
MBIA, Inc. Senior Debentures 6.63% due 10/01/2028	250,000	197,500

Firearms & Ammunition — 0.1%
FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020*	1,075,000	1,165,031

Food-Dairy Products — 0.1%
Dean Foods Co. Company Guar. Notes 7.00% due 06/01/2016	850,000	964,750
Dean Foods Co. Company Guar. Notes 9.75% due 12/15/2018	700,000	814,625

		1,779,375

Food-Meat Products — 0.2%
Smithfield Foods, Inc. Senior Notes 6.63% due 08/15/2022	725,000	804,750
Smithfield Foods, Inc. Senior Notes 7.75% due 07/01/2017	750,000	881,250
Tyson Foods, Inc. Company Guar. Notes 4.50% due 06/15/2022	1,250,000	1,380,175

		3,066,175

Food-Misc./Diversified — 1.5%
ARAMARK Corp. Company Guar. Notes 5.75% due 03/15/2020*	1,600,000	1,676,000
ConAgra Foods, Inc. Senior Notes 3.20% due 01/25/2023	1,250,000	1,278,266
ConAgra Foods, Inc. Senior Notes 6.63% due 08/15/2039*	1,030,000	1,336,277
Del Monte Corp. Company Guar. Notes 7.63% due 02/15/2019	2,175,000	2,319,094
Hawk Acquisition Sub, Inc. Senior Sec. Notes 4.25% due 10/15/2020*	2,000,000	2,025,000
Kellogg Co. Senior Notes 1.75% due 05/17/2017	1,580,000	1,615,542
Kraft Foods, Inc. Senior Notes 6.50% due 02/09/2040	1,310,000	1,770,135
Michael Foods Group, Inc. Company Guar. Notes 9.75% due 07/15/2018	2,100,000	2,354,625
Michael Foods Holding, Inc. Senior Notes 8.50% due 07/15/2018*(5)	1,175,000	1,233,750
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. Company Guar. Notes 4.88% due 05/01/2021*	1,400,000	1,440,250
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. Company Guar. Notes 8.25% due 09/01/2017	850,000	922,250

		17,971,189

Food-Retail — 0.1%
Jitney-Jungle Stores of America, Inc. Escrow Notes 10.38% due 09/15/2030†(1)(2)	125,000	0
Kroger Co. Senior Notes 6.90% due 04/15/2038	940,000	1,221,669

Food-Wholesale/Distribution — 0.3%
US Foodservice Senior Notes 8.50% due 06/30/2019*	2,850,000	3,099,375

Footwear & Related Apparel — 0.0%
Wolverine World Wide, Inc. Company Guar. Notes 6.13% due 10/15/2020*	250,000	272,188

Gambling (Non-Hotel) — 0.1%
Seminole Indian Tribe of Florida Notes 7.75% due 10/01/2017*	200,000	216,000
Seminole Indian Tribe of Florida Bonds 7.80% due 10/01/2020*	1,065,000	1,165,834

		1,381,834

Gas-Distribution — 0.5%
Atmos Energy Corp. Senior Notes 8.50% due 03/15/2019	230,000	311,478
Consolidated Natural Gas Co. Senior Notes 5.00% due 12/01/2014	880,000	935,517
Florida Gas Transmission Co. LLC Senior Notes 5.45% due 07/15/2020*	700,000	823,913
Sempra Energy Senior Notes 6.00% due 10/15/2039	1,170,000	1,492,894
Sempra Energy Senior Notes 6.50% due 06/01/2016	2,230,000	2,592,826

		6,156,628

Gold Mining — 0.1%
Newmont Mining Corp. Company Guar. Notes 5.88% due 04/01/2035	760,000	815,997

Health Care Cost Containment — 0.1%
Wolverine Healthcare Analytics Senior Notes 10.63% due 06/01/2020*	750,000	858,750

Home Decoration Products — 0.0%
RSI Home Products, Inc. Sec. Notes 6.88% due 03/01/2018*	450,000	469,688

Home Furnishings — 0.1%
Norcraft Cos. LP/Norcraft Finance Corp. Sec. Notes 10.50% due 12/15/2015	1,375,000	1,440,312

Hotels/Motels — 0.5%
Choice Hotels International, Inc. Company Guar. Notes 5.70% due 08/28/2020	2,400,000	2,652,000
Choice Hotels International, Inc. Company Guar. Notes 5.75% due 07/01/2022	200,000	224,000
Marriott International, Inc. Senior Notes 3.00% due 03/01/2019	1,550,000	1,630,753
Wyndham Worldwide Corp. Senior Notes 4.25% due 03/01/2022	1,090,000	1,153,848
Wyndham Worldwide Corp. Senior Notes 5.63% due 03/01/2021	610,000	694,694
Wyndham Worldwide Corp. Senior Notes 6.00% due 12/01/2016	11,000	12,468

		6,367,763

Housewares — 0.1%
Libbey Glass, Inc. Senior Sec. Notes 6.88% due 05/15/2020	1,050,000	1,151,063

Independent Power Producers — 0.3%
Calpine Corp. Senior Sec. Notes 7.50% due 02/15/2021*	765,000	864,450
NRG Energy, Inc. Company Guar. Notes 7.63% due 01/15/2018	1,750,000	2,027,812
NRG Energy, Inc. Company Guar. Notes 7.63% due 05/15/2019	275,000	298,375
NRG Energy, Inc. Company Guar. Notes 7.88% due 05/15/2021	175,000	198,188

		3,388,825

Insurance-Life/Health — 1.4%
Aflac, Inc. Senior Notes 8.50% due 05/15/2019	2,380,000	3,231,167
Lincoln National Corp. Senior Notes 4.20% due 03/15/2022	900,000	997,928
Lincoln National Corp. Senior Notes 7.00% due 06/15/2040	1,425,000	1,962,321
Pacific Life Corp. Senior Bonds 6.60% due 09/15/2033*	2,700,000	3,286,248
Principal Financial Group, Inc. Company Guar. Notes 3.13% due 05/15/2023	740,000	759,273
Principal Financial Group, Inc. Company Guar. Notes 3.30% due 09/15/2022	850,000	886,568
Prudential Financial, Inc. Senior Notes 4.75% due 09/17/2015	2,200,000	2,396,649
Prudential Financial, Inc. Senior Notes 6.20% due 11/15/2040	850,000	1,068,596
Prudential Financial, Inc. Senior Notes 6.63% due 12/01/2037	2,130,000	2,798,051

		17,386,801

Insurance-Multi-line — 1.2%
CNA Financial Corp. Senior Notes 5.75% due 08/15/2021	900,000	1,076,278
CNA Financial Corp. Senior Notes 5.88% due 08/15/2020	570,000	681,621
CNA Financial Corp. Senior Notes 6.50% due 08/15/2016	410,000	471,750
CNA Financial Corp. Senior Notes 7.35% due 11/15/2019	810,000	1,032,641
Hartford Financial Services Group, Inc. Senior Notes 5.13% due 04/15/2022	775,000	918,449
Hartford Financial Services Group, Inc. Senior Notes 6.63% due 04/15/2042	755,000	1,020,484
Horace Mann Educators Corp. Senior Notes 6.85% due 04/15/2016	830,000	918,121
MetLife, Inc. Senior Notes 6.75% due 06/01/2016	2,100,000	2,467,301
MetLife, Inc. Junior Sub. Notes 10.75% due 08/01/2069	900,000	1,431,000
Nationwide Mutual Insurance Co. Sub. Notes 9.38% due 08/15/2039*	2,870,000	4,323,144
USF&G Capital II Company Guar. Notes 8.31% due 07/01/2046*	250,000	332,646

		14,673,435

Insurance-Mutual — 1.1%
Liberty Mutual Group, Inc. Company Guar. Notes 4.95% due 05/01/2022*	180,000	200,358

Liberty Mutual Group, Inc. Company Guar. Notes 5.00% due 06/01/2021*	580,000	643,972
Liberty Mutual Group, Inc. Senior Notes 5.75% due 03/15/2014*	3,600,000	3,725,582
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	3,350,000	5,438,065
New York Life Insurance Co. Sub. Notes 6.75% due 11/15/2039*	420,000	583,409
Penn Mutual Life Insurance Co. Sub. Bonds 7.63% due 06/15/2040*	875,000	1,181,231
Union Central Life Insurance Co. Notes 8.20% due 11/01/2026*	1,250,000	1,531,430

		13,304,047

Insurance-Property/Casualty — 0.2%
ACE INA Holdings, Inc. Company Guar. Notes 5.60% due 05/15/2015	2,050,000	2,252,401

Internet Security — 0.0%
VeriSign, Inc. Company Guar. Notes 4.63% due 05/01/2023*	275,000	281,875

Investment Management/Advisor Services — 1.5%
Blackrock, Inc. Senior Notes 6.25% due 09/15/2017	4,200,000	5,106,020
Eaton Vance Corp. Senior Notes 6.50% due 10/02/2017	1,550,000	1,868,136
FMR LLC Senior Notes 5.35% due 11/15/2021*	1,260,000	1,458,335
FMR LLC Notes 7.49% due 06/15/2019*	400,000	500,224
FMR LLC Bonds 7.57% due 06/15/2029*	2,200,000	2,973,628
Franklin Resources, Inc. Senior Notes 4.63% due 05/20/2020	890,000	1,038,707
Janus Capital Group, Inc. Senior Notes 6.70% due 06/15/2017	1,450,000	1,678,900
Legg Mason, Inc. Senior Notes 5.50% due 05/21/2019	985,000	1,070,401
Neuberger Berman Group LLC/Neuberger Berman Finance Corp. Senior Notes 5.63% due 03/15/2020*	275,000	292,188
Neuberger Berman Group LLC/Neuberger Berman Finance Corp. Senior Notes 5.88% due 03/15/2022*	725,000	777,562
Nuveen Investments, Inc. Senior Notes 5.50% due 09/15/2015	430,000	433,225
Nuveen Investments, Inc. Senior Notes 9.50% due 10/15/2020*	1,550,000	1,670,125

		18,867,451

Machine Tools & Related Products — 0.1%
Mcron Finance Sub LLC/Mcron Finance Corp. Senior Sec. Notes 8.38% due 05/15/2019*	650,000	715,000
Milacron LLC/Mcron Finance Corp. Company Guar. Notes 7.75% due 02/15/2021*	200,000	208,000

		923,000

Machinery-Farming — 0.2%
AGCO Corp. Senior Notes 5.88% due 12/01/2021	2,350,000	2,576,672

Machinery-General Industrial — 0.1%
Roper Industries, Inc. Senior Notes 6.25% due 09/01/2019	290,000	351,795
Roper Industries, Inc. Senior Notes 6.63% due 08/15/2013	1,160,000	1,179,365

		1,531,160

Machinery-Thermal Process — 0.1%
Cleaver-Brooks, Inc. Senior Sec. Notes 8.75% due 12/15/2019*	550,000	606,375

Medical Information Systems — 0.0%
Legend Acquisition Sub, Inc. Senior Notes 10.75% due 08/15/2020*	675,000	580,500

Medical Instruments — 0.3%
Boston Scientific Corp. Senior Notes 4.50% due 01/15/2015	1,500,000	1,587,183
Boston Scientific Corp. Senior Notes 6.00% due 01/15/2020	1,400,000	1,652,672

		3,239,855

Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings Senior Notes 3.75% due 08/23/2022	750,000	772,372
Quest Diagnostics, Inc. Company Guar. Notes 4.75% due 01/30/2020	450,000	494,122
Quest Diagnostics, Inc. Company Guar. Notes 5.75% due 01/30/2040	440,000	481,317

		1,747,811

Medical Products — 0.7%
Biomet, Inc. Company Guar. Notes 6.50% due 08/01/2020*	1,175,000	1,280,750
Biomet, Inc. Company Guar. Notes 6.50% due 10/01/2020*	1,175,000	1,227,875
DJO Finance LLC/DJO Finance Corp. Company Guar. Notes 7.75% due 04/15/2018	1,600,000	1,672,000
DJO Finance LLC/DJO Finance Corp. Notes 8.75% due 03/15/2018	200,000	224,500
DJO Finance LLC/DJO Finance Corp. Company Guar. Notes 9.75% due 10/15/2017	325,000	342,063
DJO Finance LLC/DJO Finance Corp. Company Guar. Notes 9.88% due 04/15/2018	300,000	330,750
Stryker Corp. Senior Notes 1.30% due 04/01/2018	2,000,000	2,002,080
Universal Hospital Services, Inc. Sec. Notes 7.63% due 08/15/2020	1,150,000	1,244,875
Zimmer Holdings, Inc. Senior Notes 5.75% due 11/30/2039	600,000	738,956

		9,063,849

Medical-Biomedical/Gene — 0.5%
Bio-Rad Laboratories, Inc. Senior Notes 4.88% due 12/15/2020	2,380,000	2,524,297
Gilead Sciences, Inc. Senior Notes 4.50% due 04/01/2021	2,620,000	3,019,346

		5,543,643

Medical-Drugs — 0.1%
Grifols, Inc. Company Guar. Notes 8.25% due 02/01/2018	1,075,000	1,179,813

Medical-HMO — 0.3%
CDRT Holding Corp. Senior Notes 9.25% due 10/01/2017*(5)	1,050,000	1,095,938
MultiPlan, Inc. Company Guar. Notes 9.88% due 09/01/2018*	1,750,000	1,970,937
WellPoint, Inc. Senior Notes 5.85% due 01/15/2036	760,000	924,342

		3,991,217

Medical-Hospitals — 1.0%
HCA Holdings, Inc. Senior Notes 6.25% due 02/15/2021	825,000	903,375
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022	575,000	638,250
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	300,000	346,500
HCA, Inc. Company Guar. Notes 7.50% due 02/15/2022	4,275,000	5,108,625
HCA, Inc. Senior Notes 7.50% due 11/06/2033	625,000	653,125
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	1,525,000	1,612,687
Tenet Healthcare Corp. Senior Sec. Notes 4.50% due 04/01/2021*	575,000	586,500
United Surgical Partners International, Inc. Company Guar. Notes 9.00% due 04/01/2020	975,000	1,101,750
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc. Company Guar. Notes 8.00% due 02/01/2018	1,650,000	1,786,125

		12,736,937

Medical-Outpatient/Home Medical — 0.0%
CRC Health Corp. Company Guar. Notes 10.75% due 02/01/2016(2)	150,000	153,000

Metal Processors & Fabrication — 0.4%
Dynacast International LLC/Dynacast Finance, Inc. Sec. Notes 9.25% due 07/15/2019	1,125,000	1,243,125
Worthington Industries, Inc. Senior Notes 6.50% due 04/15/2020	3,550,000	3,982,891

		5,226,016

Metal-Aluminum — 0.2%
Alcoa, Inc. Senior Notes 5.40% due 04/15/2021	1,200,000	1,254,751

Alcoa, Inc. Senior Notes 5.55% due 02/01/2017	1,470,000	1,613,896

		2,868,647

Metal-Copper — 0.2%
Southern Copper Corp. Senior Notes 3.50% due 11/08/2022	755,000	755,300
Southern Copper Corp. Senior Notes 6.75% due 04/16/2040	950,000	1,100,729

		1,856,029

Multimedia — 1.3%
Entravision Communications Corp. Senior Sec. Notes 8.75% due 08/01/2017	822,000	887,760
NBC Universal Media LLC Senior Notes 2.88% due 01/15/2023	710,000	730,011
NBC Universal Media LLC Senior Notes 5.15% due 04/30/2020	1,100,000	1,332,625
NBCUniversal Media LLC Senior Notes 5.95% due 04/01/2041	2,000,000	2,559,544
NBCUniversal Media LLC Senior Notes 6.40% due 04/30/2040	1,125,000	1,510,764
News America Holdings, Inc. Company Guar. Bonds 8.00% due 10/17/2016	650,000	795,499
News America, Inc. Company Guar. Bonds 7.63% due 11/30/2028	1,000,000	1,350,544
Time Warner, Inc. Company Guar. Notes 6.20% due 03/15/2040	1,500,000	1,853,944
Time Warner, Inc. Company Guar. Bonds 6.25% due 03/29/2041	2,570,000	3,203,333
Walt Disney Co. Senior Notes 3.75% due 06/01/2021	1,690,000	1,895,499

		16,119,523

Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc. Company Guar. Notes 5.50% due 09/15/2019	1,000,000	1,186,660

Office Automation & Equipment — 0.3%
CDW LLC/CDW Finance Corp. Company Guar. Notes 8.50% due 04/01/2019	1,950,000	2,186,438
CDW LLC/CDW Finance Corp. Company Guar. Notes 12.54% due 10/12/2017	396,000	425,700
Xerox Corp. Senior Notes 2.95% due 03/15/2017	670,000	694,625
Xerox Corp. Senior Notes 4.50% due 05/15/2021	825,000	897,693

		4,204,456

Oil & Gas Drilling — 0.4%
Nabors Industries, Inc. Company Guar. Notes 4.63% due 09/15/2021	2,200,000	2,316,855
Nabors Industries, Inc. Company Guar. Notes 5.00% due 09/15/2020	700,000	758,414
Nabors Industries, Inc. Company Guar. Notes 9.25% due 01/15/2019	990,000	1,271,237

		4,346,506

Oil Companies-Exploration & Production — 1.8%
Antero Resources Finance Corp. Company Guar. Notes 6.00% due 12/01/2020	1,225,000	1,295,437
Athlon Holdings LP/Athlon Finance Corp. Company Guar. Notes 7.38% due 04/15/2021*	500,000	526,250
ATP Oil & Gas Corp. Sec. Notes 11.88% due 05/01/2015(6)(7)	800,000	28,000
Carrizo Oil & Gas, Inc. Company Guar. Notes 7.50% due 09/15/2020	725,000	786,625
Chaparral Energy, Inc. Company Guar. Notes 7.63% due 11/15/2022	325,000	359,125
Chaparral Energy, Inc. Company Guar. Notes 9.88% due 10/01/2020	900,000	1,048,500
Chesapeake Energy Corp. Company Guar. Notes 5.38% due 06/15/2021	525,000	547,313
Chesapeake Energy Corp. Company Guar. Notes 5.75% due 03/15/2023	800,000	868,000
Chesapeake Energy Corp. Company Guar. Notes 6.78% due 03/15/2019	450,000	492,750
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 11/15/2020	400,000	457,000
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc. Company Guar. Notes 6.88% due 11/15/2019*	825,000	849,750
Comstock Resources, Inc. Company Guar. Notes 9.50% due 06/15/2020	400,000	450,000

Concho Resources, Inc. Company Guar. Notes 5.50% due 04/01/2023	175,000	186,375
Concho Resources, Inc. Senior Notes 7.00% due 01/15/2021	650,000	731,250
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023*	375,000	399,844
Energy XXI Gulf Coast, Inc. Company Guar. Notes 7.75% due 06/15/2019	275,000	298,375
Energy XXI Gulf Coast, Inc. Company Guar. Notes 9.25% due 12/15/2017	850,000	960,500
EP Energy LLC/EP Energy Finance, Inc. Senior Notes 9.38% due 05/01/2020	925,000	1,077,625
EP Energy LLC/Everest Acquisition Finance, Inc. Senior Sec. Notes 6.88% due 05/01/2019	250,000	273,750
EPE Holdings LLC/EP Energy Bond Co., Inc. Senior Notes 8.88% due 12/15/2017*(5)	400,000	426,000
Forest Oil Corp. Company Guar. Bonds 7.25% due 06/15/2019	1,225,000	1,240,312
Halcon Resources Corp. Senior Notes 8.88% due 05/15/2021*	300,000	321,750
Halcon Resources Corp. Company Guar. Notes 9.75% due 07/15/2020*	725,000	792,063
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 6.50% due 05/15/2019	100,000	106,000
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 7.75% due 02/01/2021	825,000	903,375
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 8.63% due 04/15/2020	600,000	670,500
Newfield Exploration Co. Senior Notes 5.63% due 07/01/2024	1,450,000	1,558,750
Oasis Petroleum, Inc. Company Guar. Notes 6.50% due 11/01/2021	925,000	1,017,500
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 01/15/2023	325,000	360,750
Pemex Project Funding Master Trust Company Guar. Notes 5.75% due 12/15/2015	800,000	880,000
Range Resources Corp. Company Guar. Notes 5.00% due 03/15/2023*	300,000	319,500
SandRidge Energy, Inc. Company Guar. Notes 7.50% due 03/15/2021	350,000	363,125
SandRidge Energy, Inc. Company Guar. Notes 7.50% due 02/15/2023	150,000	154,500
SandRidge Energy, Inc. Company Guar. Notes 8.13% due 10/15/2022	400,000	426,000
W&T Offshore, Inc. Company Guar. Notes 8.50% due 06/15/2019	1,400,000	1,526,000

		22,702,594

Oil Companies-Integrated — 0.9%
BP Capital Markets America, Inc. Company Guar. Notes 4.20% due 06/15/2018	1,450,000	1,607,518
Hess Corp. Senior Notes 5.60% due 02/15/2041	2,000,000	2,210,456
PC Financial Partnership Company Guar. Notes 5.00% due 11/15/2014	1,800,000	1,918,379
Phillips 66 Company Guar. Notes 1.95% due 03/05/2015	1,460,000	1,491,634
Phillips 66 Company Guar. Notes 4.30% due 04/01/2022	2,490,000	2,779,579
XTO Energy, Inc. Senior Notes 6.38% due 06/15/2038	440,000	647,152
XTO Energy, Inc. Senior Notes 6.75% due 08/01/2037	605,000	925,563

		11,580,281

Oil Field Machinery & Equipment — 0.0%
Thermon Industries, Inc. Sec. Notes 9.50% due 05/01/2017	425,000	481,738

Oil Refining & Marketing — 0.6%
Marathon Petroleum Corp. Senior Notes 6.50% due 03/01/2041	730,000	944,180
Valero Energy Corp. Senior Notes 7.50% due 04/15/2032	1,540,000	2,041,578
Valero Energy Corp. Senior Notes 9.38% due 03/15/2019	3,340,000	4,590,429

		7,576,187

Oil-Field Services — 0.2%
Basic Energy Services, Inc. Company Guar. Notes 7.75% due 02/15/2019	625,000	653,125
Forbes Energy Services, Ltd. Company Guar. Notes 9.00% due 06/15/2019	675,000	666,562
SESI LLC Company Guar. Notes 6.38% due 05/01/2019	450,000	488,250
SESI LLC Company Guar. Notes 7.13% due 12/15/2021	950,000	1,080,625

		2,888,562

Paper & Related Products — 0.6%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023*	475,000	472,625
International Paper Co. Senior Notes 7.30% due 11/15/2039	1,000,000	1,370,597
International Paper Co. Senior Notes 7.50% due 08/15/2021	1,020,000	1,347,773
Longview Fibre Paper & Packaging, Inc. Senior Sec. Notes 8.00% due 06/01/2016*	625,000	653,125
Plum Creek Timberlands LP Company Guar. Notes 3.25% due 03/15/2023	1,370,000	1,369,390
Plum Creek Timberlands LP Company Guar. Notes 4.70% due 03/15/2021	1,200,000	1,322,075
Pope & Talbot, Inc. Debentures 8.38% due 06/01/2013†(1)(2)(6)(7)	250,000	25
Unifrax I LLC/Unifrax Holding Co. Company Guar. Notes 7.50% due 02/15/2019*	475,000	494,000
Westvaco Corp. Debentures 7.65% due 03/15/2027	750,000	871,547

		7,901,157

Pharmacy Services — 0.1%
Omnicare, Inc. Company Guar. Notes 7.75% due 06/01/2020	1,100,000	1,241,625

Pipelines — 2.6%
Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 4.88% due 05/15/2023	1,100,000	1,135,750
Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 6.13% due 07/15/2022	525,000	577,500
Copano Energy LLC/Copano Energy Finance Corp. Company Guar. Notes 7.13% due 04/01/2021	925,000	1,070,687
Crosstex Energy LP/Crosstex Energy Finance Corp. Company Guar. Notes 8.88% due 02/15/2018	350,000	382,375
El Paso Corp. Senior Notes 7.25% due 06/01/2018	525,000	613,768
El Paso LLC Senior Sec. Notes 6.50% due 09/15/2020	600,000	677,502
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	1,975,000	2,310,750
Enterprise Products Operating LLC Company Guar. Notes 3.70% due 06/01/2015	900,000	952,501
Enterprise Products Operating LLC Company Guar. Notes 9.75% due 01/31/2014	3,370,000	3,597,495
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 6.50% due 03/01/2020	500,000	540,000
Inergy Midstream LP/Finance Corp. Company Guar. Notes 6.00% due 12/15/2020*	375,000	395,625
Kinder Morgan Energy Partners LP Senior Notes 3.95% due 09/01/2022	3,100,000	3,359,430
Kinder Morgan Energy Partners LP Senior Notes 5.80% due 03/15/2035	2,540,000	2,983,763
Kinder Morgan Energy Partners LP Senior Notes 6.38% due 03/01/2041	570,000	718,162
Kinder Morgan Energy Partners LP Senior Notes 6.55% due 09/15/2040	2,960,000	3,786,186
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 4.50% due 07/15/2023	375,000	390,937
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 6.75% due 11/01/2020	675,000	745,875
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 4.50% due 11/01/2023*	200,000	207,000
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 6.88% due 12/01/2018	950,000	1,037,875

Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 02/01/2021*	825,000	853,875
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 04/15/2023*	100,000	102,750
Southern Star Central Corp. Senior Notes 6.75% due 03/01/2016	700,000	707,875
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	1,510,000	1,522,858
Williams Partners LP Senior Notes 5.25% due 03/15/2020	2,720,000	3,156,609

		31,827,148

Power Converter/Supply Equipment — 0.2%
Hubbell, Inc. Senior Notes 5.95% due 06/01/2018	2,160,000	2,589,842

Protection/Safety — 0.1%
Monitronics International, Inc. Company Guar. Notes 9.13% due 04/01/2020	675,000	732,375

Publishing-Periodicals — 0.1%
Idearc, Inc. Escrow Notes 8.00% due 11/15/2016†(1)(2)	1,275,000	0
Nielsen Finance LLC/Nielsen Finance Co. Senior Notes 4.50% due 10/01/2020*	1,100,000	1,123,375
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 7.75% due 10/15/2018	325,000	361,969

		1,485,344

Quarrying — 0.0%
Compass Minerals International, Inc. Company Guar. Notes 8.00% due 06/01/2019	425,000	462,188

Radio — 0.3%
Cumulus Media Holdings, Inc. Company Guar. Notes 7.75% due 05/01/2019	1,075,000	1,096,500
Entercom Radio LLC Company Guar. Notes 10.50% due 12/01/2019	1,075,000	1,252,375
Sirius XM Radio, Inc. Company Guar. Notes 5.25% due 08/15/2022*	875,000	903,437
Townsquare Radio LLC/Townsquare Radio, Inc. Company Guar. Notes 9.00% due 04/01/2019*	850,000	928,625

		4,180,937

Real Estate Investment Trusts — 1.9%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 4.60% due 04/01/2022	1,100,000	1,213,512
American Tower Corp. Senior Notes 4.50% due 01/15/2018	900,000	997,528
Boston Properties LP Senior Notes 5.88% due 10/15/2019	3,000,000	3,651,894
Equity One, Inc. Company Guar. Notes 6.00% due 09/15/2017	910,000	1,045,094
Health Care REIT, Inc. Senior Notes 4.13% due 04/01/2019	200,000	219,117
Health Care REIT, Inc. Senior Notes 6.13% due 04/15/2020	1,750,000	2,119,449
Host Hotels & Resorts LP Senior Notes 6.00% due 10/01/2021	300,000	350,063
Liberty Property LP Senior Notes 6.63% due 10/01/2017	1,300,000	1,544,871
Simon Property Group LP Senior Notes 6.13% due 05/30/2018	1,350,000	1,655,625
Simon Property Group LP Senior Notes 6.75% due 05/15/2014	2,025,000	2,120,872
Tanger Properties LP Senior Notes 6.13% due 06/01/2020	1,760,000	2,174,693
UDR, Inc. Company Guar. Notes 4.63% due 01/10/2022	710,000	799,652
Weyerhaeuser Co. Senior Notes 7.38% due 03/15/2032	3,675,000	5,018,922

		22,911,292

Real Estate Management/Services — 0.5%
AMB Property LP Company Guar. Notes 6.13% due 12/01/2016	1,540,000	1,779,726
Healthcare Trust of America Holdings LP Company Guar. Notes 3.70% due 04/15/2023*	1,300,000	1,323,895
ProLogis LP Senior Notes 6.88% due 03/15/2020	940,000	1,164,539

ProLogis LP Senior Notes 7.63% due 08/15/2014	1,460,000	1,575,715

		5,843,875

Real Estate Operations & Development — 0.3%
Post Apartment Homes LP Senior Notes 3.38% due 12/01/2022	1,520,000	1,565,457
Regency Centers LP Company Guar. Notes 4.80% due 04/15/2021	1,200,000	1,356,737
Susa Partnership LP Senior Notes 8.20% due 06/01/2017	250,000	294,197

		3,216,391

Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/2014†(1)(2)	250,000	9

Rental Auto/Equipment — 0.8%
ERAC USA Finance LLC Company Guar. Notes 5.63% due 03/15/2042*	3,090,000	3,537,797
ERAC USA Finance LLC Company Guar. Notes 6.38% due 10/15/2017*	2,680,000	3,223,944
Hertz Corp. Company Guar. Notes 5.88% due 10/15/2020	175,000	191,187
Hertz Corp. Company Guar. Notes 6.75% due 04/15/2019	1,000,000	1,107,500
RSC Equipment Rental, Inc./RSC Holdings III LLC Senior Notes 8.25% due 02/01/2021	250,000	285,000
RSC Equipment Rental, Inc./RSC Holdings III LLC Company Guar. Notes 10.25% due 11/15/2019	350,000	405,125
United Rentals North America, Inc. Company Guar. Notes 7.38% due 05/15/2020	75,000	84,938
United Rentals North America, Inc. Company Guar. Notes 7.63% due 04/15/2022	75,000	86,062
United Rentals North America, Inc. Company Guar. Notes 8.38% due 09/15/2020	1,175,000	1,327,750

		10,249,303

Research & Development — 0.1%
Jaguar Holding Co. I Senior Notes 9.38% due 10/15/2017*(5)	475,000	510,625
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. Senior Notes 9.50% due 12/01/2019*	1,050,000	1,215,375

		1,726,000

Resorts/Theme Parks — 0.2%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp. Company Guar. Notes 9.13% due 08/01/2018	975,000	1,092,609
HRP Myrtle Beach Operations LLC Escrow Notes 7.38% due 04/01/2012†*(1)(2)(4)	475,000	0
Six Flags Entertainment Corp. Company Guar. Notes 5.25% due 01/15/2021*	800,000	828,000

		1,920,609

Retail-Apparel/Shoe — 0.1%
Gymboree Corp. Senior Notes 9.13% due 12/01/2018	450,000	447,188
Limited Brands, Inc. Company Guar. Notes 5.63% due 02/15/2022	750,000	809,062
PVH Corp. Senior Notes 4.50% due 12/15/2022	200,000	206,250

		1,462,500

Retail-Arts & Crafts — 0.1%
Michaels Stores, Inc. Company Guar. Notes 7.75% due 11/01/2018	1,350,000	1,483,312

Retail-Auto Parts — 0.2%
Advance Auto Parts, Inc. Company Guar. Notes 4.50% due 01/15/2022	840,000	868,330
O’Reilly Automotive, Inc. Company Guar. Notes 4.88% due 01/14/2021	1,040,000	1,171,119

		2,039,449

Retail-Automobile — 0.0%
Penske Automotive Group, Inc. Company Guar. Notes 5.75% due 10/01/2022*	300,000	317,625

Retail-Bedding — 0.1%
Serta Simmons Holdings LLC Senior Notes 8.13% due 10/01/2020*	1,250,000	1,335,938

Retail-Building Products — 0.3%
Hillman Group, Inc. Company Guar. Notes 10.88% due 06/01/2018	1,125,000	1,245,938
Hillman Group, Inc. Company Guar. Notes 10.88% due 06/01/2018*	200,000	221,500

Home Depot, Inc. Senior Bonds 5.95% due 04/01/2041	1,510,000	2,004,825

		3,472,263

Retail-Consumer Electronics — 0.2%
Best Buy Co., Inc. Senior Notes 7.25% due 07/15/2013	2,140,000	2,166,750

Retail-Drug Store — 0.1%
CVS Pass-Through Trust Pass Through Certs. 5.30% due 01/11/2027*	550,472	627,341

Retail-Fabric Store — 0.2%
Jo-Ann Stores Holdings, Inc. Senior Notes 9.75% due 10/15/2019*(5)	925,000	997,844
Jo-Ann Stores, Inc. Senior Notes 8.13% due 03/15/2019*	1,650,000	1,761,375

		2,759,219

Retail-Jewelry — 0.1%
Claire’s Stores, Inc. Senior Sec. Notes 6.13% due 03/15/2020*	625,000	660,156

Retail-Leisure Products — 0.0%
Party City Holdings, Inc. Senior Notes 8.88% due 08/01/2020*	350,000	395,500

Retail-Misc./Diversified — 0.0%
CST Brands, Inc. Company Guar. Notes 5.00% due 05/01/2023*	150,000	153,938

Retail-Perfume & Cosmetics — 0.1%
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 5.75% due 06/01/2022	300,000	323,250
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 6.88% due 11/15/2019	675,000	755,156

		1,078,406

Retail-Pet Food & Supplies — 0.2%
Petco Animal Supplies, Inc. Company Guar. Notes 9.25% due 12/01/2018*	1,250,000	1,382,812
Petco Holdings, Inc. Senior Notes 8.50% due 10/15/2017*(5)	1,150,000	1,200,313

		2,583,125

Retail-Propane Distribution — 0.1%
Suburban Propane Partners LP/Suburban Energy Finance Corp. Senior Notes 7.38% due 08/01/2021	1,182,000	1,314,975

Retail-Restaurants — 0.3%
DineEquity, Inc. Company Guar. Notes 9.50% due 10/30/2018	1,650,000	1,881,000
NPC International, Inc./NPC Operating Co. Company Guar. Notes 10.50% due 01/15/2020	1,350,000	1,584,562
Shearer’s Foods LLC/Chip Fin Corp. Senior Sec. Notes 9.00% due 11/01/2019*	425,000	472,813

		3,938,375

Retail-Sporting Goods — 0.2%
Academy Ltd./Academy Finance Corp. Company Guar. Notes 9.25% due 08/01/2019*	1,225,000	1,394,968
New Academy Finance Co., LLC/New Academy Finance Corp. Senior Notes 8.00% due 06/15/2018*(5)	675,000	702,844

		2,097,812

Schools — 0.3%
Boston University Senior Notes 7.63% due 07/15/2097	2,000,000	2,577,770
University of Southern California Senior Bonds 5.25% due 10/01/2111	850,000	1,083,476

		3,661,246

School-Day Care — 0.0%
Knowledge Learning Corp. Company Guar. Notes 7.75% due 02/01/2015*	475,000	465,500

Semiconductor Components-Integrated Circuits — 0.1%
Maxim Integrated Products, Inc. Senior Notes 3.45% due 06/14/2013	1,295,000	1,299,397

Semiconductor Equipment — 0.3%
KLA-Tencor Corp. Senior Notes 6.90% due 05/01/2018	2,640,000	3,178,365

Special Purpose Entities — 1.1%
Army Hawaii Family Housing Trust Company Guar. Bonds 5.52% due 06/15/2050*	790,000	848,871
Camp Pendleton & Quantico Housing LLC Bonds 5.57% due 10/01/2050*	1,615,000	1,741,148
General Electric Capital Corp./LJ VP Holdings LLC Senior Notes 3.80% due 06/18/2019*	1,340,000	1,451,964
Goldman Sachs Capital I Ltd. Guar.Notes 6.35% due 02/15/2034	2,500,000	2,631,347

Murray Street Investment Trust I Company Guar. Notes 4.65% due 03/09/2017(8)	4,930,000	5,400,179
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. Senior Sec. Notes 9.50% due 06/15/2019*	800,000	884,000

		12,957,509

Steel Pipe & Tube — 0.5%
Mueller Water Products, Inc. Company Guar. Notes 7.38% due 06/01/2017	1,120,000	1,150,800
Mueller Water Products, Inc. Company Guar. Notes 8.75% due 09/01/2020	280,000	319,900
Valmont Industries, Inc. Company Guar. Notes 6.63% due 04/20/2020	3,420,000	4,081,216

		5,551,916

Steel-Producers — 0.6%
Carpenter Technology Corp. Senior Notes 4.45% due 03/01/2023	750,000	781,168
Carpenter Technology Corp. Senior Notes 5.20% due 07/15/2021	2,600,000	2,824,479
Reliance Steel & Aluminum Co. Company Guar. Notes 4.50% due 04/15/2023	3,725,000	3,796,956
Steel Dynamics, Inc. Company Guar. Notes 5.25% due 04/15/2023*	125,000	129,375

		7,531,978

Steel-Specialty — 0.2%
Allegheny Technologies, Inc. Senior Notes 9.38% due 06/01/2019	1,620,000	2,087,830

Telecom Equipment-Fiber Optics — 0.1%
Corning, Inc. Senior Notes 4.75% due 03/15/2042	1,100,000	1,175,283

Telecom Services — 0.2%
Level 3 Communications, Inc. Senior Notes 8.88% due 06/01/2019*	275,000	303,875
Lynx II Corp. Senior Notes 6.38% due 04/15/2023*	200,000	216,500
SBA Tower Trust Sec. Notes 5.10% due 04/15/2042*	1,790,000	1,999,818

		2,520,193

Telecommunication Equipment — 0.6%
CommScope, Inc. Senior Notes 8.25% due 01/15/2019*	1,350,000	1,474,875
Harris Corp. Senior Notes 5.95% due 12/01/2017	5,000,000	5,781,970
Juniper Networks, Inc. Senior Notes 5.95% due 03/15/2041	500,000	570,808

		7,827,653

Telephone-Integrated — 1.5%
BellSouth Corp. Senior Bonds 5.20% due 09/15/2014	2,000,000	2,123,288
CenturyLink, Inc. Senior Notes 6.45% due 06/15/2021	4,000,000	4,428,584
CenturyLink, Inc. Senior Notes 7.65% due 03/15/2042	3,000,000	3,090,000
Citizens Communications Co. Senior Notes 9.00% due 08/15/2031	900,000	938,250
Level 3 Financing, Inc. Company Guar. Notes 8.13% due 07/01/2019	950,000	1,047,375
Level 3 Financing, Inc. Company Guar. Notes 8.63% due 07/15/2020	700,000	791,000
SBC Communications Senior Notes 5.10% due 09/15/2014	2,000,000	2,123,406
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/2028	1,225,000	1,252,562
Sprint Capital Corp. Company Guar. Notes 6.90% due 05/01/2019	1,975,000	2,145,344
Windstream Corp. Company Guar. Notes 6.38% due 08/01/2023	475,000	491,625

		18,431,434

Television — 0.1%
AMC Networks, Inc. Company Guar. Notes 4.75% due 12/15/2022	525,000	539,437
AMC Networks, Inc. Company Guar. Notes 7.75% due 07/15/2021	850,000	977,500

		1,516,937

Theaters — 0.2%
Cinemark USA, Inc. Company Guar. Notes 5.13% due 12/15/2022*	100,000	103,500
Cinemark USA, Inc. Company Guar. Notes 7.38% due 06/15/2021	150,000	169,500

Cinemark USA, Inc. Company Guar. Notes 8.63% due 06/15/2019	1,175,000	1,298,375
Regal Entertainment Group Senior Notes 5.75% due 02/01/2025	625,000	629,687

		2,201,062

Tobacco — 0.1%
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/2019	226,000	315,320
Lorillard Tobacco Co. Company Guar. Notes 7.00% due 08/04/2041	810,000	963,084

		1,278,404

Tools-Hand Held — 0.0%
BC Mountain LLC/BC Mountain Finance, Inc. Company Guar. Notes 7.00% due 02/01/2021*	275,000	295,625

Toys — 0.1%
Hasbro, Inc. Senior Notes 6.35% due 03/15/2040	1,240,000	1,475,110

Transport-Equipment & Leasing — 0.1%
Maxim Crane Works LP Senior Sec. Notes 12.25% due 04/15/2015*	650,000	683,313

Transport-Rail — 0.4%
Burlington Northern and Santa Fe Railway Co. Pass Through Certs. Series 1992-2 7.57% due 01/02/2021	259,499	305,644
Burlington Northern Santa Fe LLC Senior Notes 5.75% due 05/01/2040	2,200,000	2,717,966
Union Pacific Corp. Senior Notes 4.88% due 01/15/2015	1,520,000	1,625,404

		4,649,014

Transport-Services — 0.2%
PHI, Inc. Company Guar. Notes 8.63% due 10/15/2018	925,000	1,011,719
Ryder System, Inc. Senior Notes 3.15% due 03/02/2015	1,055,000	1,093,863
Ryder System, Inc. Senior Notes 3.50% due 06/01/2017	800,000	857,210

		2,962,792

Trucking/Leasing — 0.4%
Penske Truck Leasing Co. LP/PTL Finance Corp. Notes 3.75% due 05/11/2017*	4,020,000	4,358,978

Wire & Cable Products — 0.2%
Anixter, Inc. Company Guar. Notes 5.63% due 05/01/2019	600,000	640,500
Belden, Inc. Company Guar. Notes 5.50% due 09/01/2022*	1,250,000	1,287,500
General Cable Corp. Company Guar. Notes 5.75% due 10/01/2022*	1,100,000	1,138,500

		3,066,500

X-Ray Equipment — 0.1%
Hologic, Inc. Company Guar. Notes 6.25% due 08/01/2020	600,000	648,000

Total U.S. Corporate Bonds & Notes (cost $828,718,877)		924,019,342

FOREIGN CORPORATE BONDS & NOTES — 16.0%
Advertising Services — 0.2%
WPP Finance 2010 Company Guar. Notes 5.13% due 09/07/2042	2,460,000	2,506,132

Aerospace/Defense — 0.1%
Embraer Overseas, Ltd. Company Guar. Notes 6.38% due 01/15/2020	675,000	781,987

Aerospace/Defense-Equipment — 0.1%
Silver II Borrower/Silver II US Holdings, LLC Company Guar. Notes 7.75% due 12/15/2020*	925,000	992,062

Agricultural Chemicals — 0.1%
Incitec Pivot, Ltd. Company Guar. Notes 4.00% due 12/07/2015*	1,270,000	1,340,794

Auto-Cars/Light Trucks — 0.4%
Jaguar Land Rover Automotive PLC Company Guar. Notes 5.63% due 02/01/2023*	225,000	235,125
Jaguar Land Rover PLC Company Guar. Notes 8.13% due 05/15/2021*	1,200,000	1,374,000
Volkswagen International Finance NV Company Guar. Notes 2.38% due 03/22/2017*	3,150,000	3,282,420

		4,891,545

Auto/Truck Parts & Equipment-Original — 0.2%
International Automotive Components Group SL Senior Sec. Notes 9.13% due 06/01/2018*	975,000	973,781

Schaeffler Finance BV Senior Sec. Notes 4.75% due 05/15/2021*	375,000	379,688
Schaeffler Finance BV Senior Sec. Notes 7.75% due 02/15/2017*	400,000	454,500
Schaeffler Finance BV Senior Sec. Notes 8.50% due 02/15/2019*	1,200,000	1,369,500

		3,177,469

Banks-Commercial — 0.9%
Bank of Montreal Senior Notes 1.45% due 04/09/2018	1,900,000	1,902,882
Barclays Bank PLC FRS Jr. Sub. Bonds 5.93% due 12/15/2016*(9)	2,850,000	2,907,000
Credit Suisse New York Senior Notes 5.50% due 05/01/2014	2,240,000	2,350,479
Santander US Debt SA Unipersonal Bank Guar. Notes 3.78% due 10/07/2015*	3,500,000	3,562,580

		10,722,941

Beverages-Wine/Spirits — 0.6%
Bacardi, Ltd. Senior Notes 7.45% due 04/01/2014*	2,630,000	2,787,824
Pernod-Ricard SA Senior Notes 4.25% due 07/15/2022*	2,950,000	3,250,670
Pernod-Ricard SA Senior Notes 5.75% due 04/07/2021*	950,000	1,142,372

		7,180,866

Broadcast Services/Program — 0.5%
Grupo Televisa SA Senior Notes 6.63% due 03/18/2025	5,015,000	6,535,377

Building Products-Doors & Windows — 0.1%
Masonite International Corp. Company Guar. Notes 8.25% due 04/15/2021*	1,150,000	1,288,000

Cellular Telecom — 0.3%
America Movil SAB de CV Senior Notes 3.13% due 07/16/2022	200,000	203,525
America Movil SAB de CV Company Guar. Notes 5.75% due 01/15/2015	900,000	973,606
Digicel Group, Ltd. Senior Notes 8.25% due 09/30/2020*	2,150,000	2,300,500
Digicel Group, Ltd. Senior Notes 10.50% due 04/15/2018*	325,000	359,938

		3,837,569

Chemicals-Diversified — 0.1%
OXEA Finance/Cy SCA Senior Sec. Notes 9.50% due 07/15/2017*	786,000	850,845

Computers — 0.2%
Hewlett-Packard Co. Senior Notes 2.60% due 09/15/2017	2,100,000	2,136,695

Computers-Memory Devices — 0.1%
Seagate HDD Cayman Company Guar. Notes 7.00% due 11/01/2021	575,000	633,937
Seagate Technology HDD Holdings Company Guar. Notes 6.80% due 10/01/2016	575,000	649,750

		1,283,687

Containers-Metal/Glass — 0.2%
Ardagh Packaging Finance PLC Company Guar. Notes 9.13% due 10/15/2020*	1,925,000	2,175,250
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. Senior Notes 7.00% due 11/15/2020*	350,000	370,125

		2,545,375

Cruise Lines — 0.1%
Royal Caribbean Cruises, Ltd. Senior Notes 5.25% due 11/15/2022	1,100,000	1,138,500

Diversified Banking Institutions — 0.3%
Deutsche Bank AG Senior Notes 3.25% due 01/11/2016	2,480,000	2,630,511
HSBC Holdings PLC Senior Notes 4.00% due 03/30/2022	1,410,000	1,561,904

		4,192,415

Diversified Financial Services — 0.2%
Hyundai Capital Services, Inc. Senior Notes 4.38% due 07/27/2016*	380,000	410,493
Hyundai Capital Services, Inc. Senior Notes 6.00% due 05/05/2015*	2,380,000	2,590,270

		3,000,763

Diversified Minerals — 0.2%
Anglo American Capital PLC Company Guar. Notes 2.63% due 04/03/2017*	2,000,000	2,052,328

Anglo American Capital PLC Company Guar. Notes 4.45% due 09/27/2020*	600,000	645,980

		2,698,308

Diversified Operations — 0.2%
Hutchison Whampoa International 11, Ltd. Company Guar. Notes 3.50% due 01/13/2017*	1,550,000	1,645,003
Hutchison Whampoa International, Ltd. Company Guar. Notes 7.63% due 04/09/2019*	1,000,000	1,285,539

		2,930,542

Electric-Generation — 0.1%
Korea Hydro & Nuclear Power Co., Ltd. Senior Notes 6.25% due 06/17/2014*	1,155,000	1,216,988

Electric-Integrated — 0.3%
Enel Finance International SA Company Guar. Notes 3.88% due 10/07/2014*	1,570,000	1,618,921
Enersis SA Senior Notes 7.40% due 12/01/2016	600,000	702,003
PPL WEM Holdings PLC Senior Notes 5.38% due 05/01/2021*	1,100,000	1,271,363

		3,592,287

Electronic Components-Misc. — 0.1%
Flextronics International, Ltd. Company Guar. Notes 4.63% due 02/15/2020*	350,000	357,875
Flextronics International, Ltd. Company Guar. Notes 5.00% due 02/15/2023*	350,000	357,000

		714,875

Electronic Parts Distribution — 0.2%
Rexel SA Senior Notes 5.25% due 06/15/2020*	825,000	870,375
Rexel SA Company Guar. Notes 6.13% due 12/15/2019*	1,350,000	1,451,250

		2,321,625

Finance-Auto Loans — 0.3%
RCI Banque SA Senior Notes 3.50% due 04/03/2018*	1,825,000	1,844,880
RCI Banque SA Senior Notes 4.60% due 04/12/2016*	1,900,000	2,007,582

		3,852,462

Finance-Investment Banker/Broker — 0.3%
Macquarie Group, Ltd. Senior Notes 6.00% due 01/14/2020*	3,500,000	3,909,150

Finance-Leasing Companies — 0.4%
Kerry Group Financial Services Company Guar. Notes 3.20% due 04/09/2023*	4,850,000	4,851,979

Food-Baking — 0.1%
Grupo Bimbo SAB de CV Company Guar. Notes 4.50% due 01/25/2022*	1,230,000	1,361,240

Gold Mining — 0.9%
Anglogold Holdings PLC Company Guar. Notes 5.13% due 08/01/2022	620,000	624,491
Anglogold Holdings PLC Company Guar. Notes 6.50% due 04/15/2040	750,000	746,941
Barrick Gold Corp. Notes 2.50% due 05/01/2018*	950,000	954,535
Gold Fields Orogen Holding BVI, Ltd. Company Guar. Notes 4.88% due 10/07/2020*	1,660,000	1,596,789
Goldcorp, Inc. Senior Notes 3.70% due 03/15/2023	5,500,000	5,547,476
Newcrest Finance Pty, Ltd. Company Guar. Notes 4.20% due 10/01/2022*	1,300,000	1,322,739

		10,792,971

Insurance-Multi-line — 0.3%
AXA SA Sub. Notes 8.60% due 12/15/2030	2,500,000	3,222,635

Machinery-Material Handling — 0.1%
Dematic SA/DH Services Luxembourg SARL Company Guar. Notes 7.75% due 12/15/2020*	625,000	682,812

Metal-Diversified — 0.1%
Noranda, Inc. Company Guar. Notes 6.00% due 10/15/2015	1,750,000	1,938,232

Multimedia — 0.2%
Pearson Funding Two PLC Company Guar. Notes 4.00% due 05/17/2016*	1,800,000	1,943,896

Non-Ferrous Metals — 0.1%
Codelco, Inc. Senior Bonds 5.63% due 09/21/2035*	1,600,000	1,869,150

Oil & Gas Drilling — 0.1%
Drill Rigs Holdings, Inc. Senior Sec. Notes 6.50% due 10/01/2017*	225,000	227,813

Noble Holding International, Ltd. Company Guar. Bonds 4.90% due 08/01/2020	840,000	943,481

		1,171,294

Oil Companies-Exploration & Production — 0.9%
Canadian Natural Resources, Ltd. Senior Notes 4.90% due 12/01/2014	770,000	819,884
Canadian Natural Resources, Ltd. Senior Bonds 5.85% due 02/01/2035	4,960,000	5,842,429
CNPC HK Overseas Capital, Ltd. Company Guar. Notes 5.95% due 04/28/2041*	1,550,000	1,933,879
Kodiak Oil & Gas Corp. Company Guar. Notes 5.50% due 01/15/2021*	200,000	211,000
Lone Pine Resources Canada, Ltd. Company Guar. Notes 10.38% due 02/15/2017	450,000	393,750
Talisman Energy, Inc. Senior Notes 3.75% due 02/01/2021	500,000	532,670
Talisman Energy, Inc. Senior Notes 5.50% due 05/15/2042	890,000	963,225

		10,696,837

Oil Companies-Integrated — 2.0%
BP Capital Markets PLC Company Guar. Notes 3.13% due 10/01/2015	1,000,000	1,057,850
BP Capital Markets PLC Company Guar. Notes 4.74% due 03/11/2021	3,100,000	3,639,915
Husky Energy, Inc. Senior Notes 3.95% due 04/15/2022	1,800,000	1,951,718
Lukoil International Finance BV Company Guar. Notes 6.36% due 06/07/2017*	1,000,000	1,135,000
Petro-Canada Bonds 5.35% due 07/15/2033	2,650,000	3,022,145
Petrobras International Finance Co. Company Guar. Notes 2.88% due 02/06/2015	1,320,000	1,347,707
Petrobras International Finance Co. Company Guar. Notes 6.75% due 01/27/2041	2,000,000	2,372,042
Petroleos Mexicanos Company Guar. Notes 4.88% due 03/15/2015	5,000,000	5,351,600
Petroleos Mexicanos Company Guar. Notes 5.50% due 01/21/2021	2,570,000	3,013,325
Petroleos Mexicanos Company Guar. Notes 6.00% due 03/05/2020	1,600,000	1,926,400

		24,817,702

Oil Refining & Marketing — 0.1%
Reliance Industries, Ltd. Notes 8.25% due 01/15/2027*	500,000	676,230

Oil-Field Services — 0.3%
Schlumberger Investment SA Company Guar. Notes 1.95% due 09/14/2016*	840,000	870,632
Weatherford International, Ltd. Company Guar. Notes 5.95% due 04/15/2042	150,000	164,192
Weatherford International, Ltd. Company Guar. Notes 6.00% due 03/15/2018	600,000	685,941
Weatherford International, Ltd. Senior Notes 7.00% due 03/15/2038	2,100,000	2,481,704

		4,202,469

Pipelines — 0.3%
Enbridge, Inc. Senior Notes 5.60% due 04/01/2017	2,870,000	3,303,746

Satellite Telecom — 0.3%
Intelsat Jackson Holdings SA Company Guar. Notes 6.63% due 12/15/2022*	450,000	487,125
Intelsat Jackson Holdings SA Company Guar. Notes 7.25% due 04/01/2019	650,000	715,000
Intelsat Jackson Holdings SA Company Guar. Notes 7.25% due 10/15/2020	600,000	666,000
Intelsat Jackson Holdings SA Company Guar. Notes 7.50% due 04/01/2021	1,125,000	1,268,437
Intelsat Luxembourg SA Senior Notes 7.75% due 06/01/2021*	350,000	369,250
Intelsat Luxembourg SA Company Guar. Notes 8.13% due 06/01/2023*	625,000	665,625

		4,171,437

Savings & Loans/Thrifts — 0.2%
RBS Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	2,510,000	2,583,844

Security Services — 0.1%
Garda World Security Corp. Senior Notes 9.75% due 03/15/2017*	1,350,000	1,451,250

Seismic Data Collection — 0.1%
Cie Generale de Geophysique-Veritas Company Guar. Notes 6.50% due 06/01/2021	250,000	265,000
Cie Generale de Geophysique-Veritas Company Guar. Notes 7.75% due 05/15/2017	1,175,000	1,210,250
Cie Generale de Geophysique-Veritas Company Guar. Bonds 9.50% due 05/15/2016	325,000	342,062

		1,817,312

Semiconductor Components-Integrated Circuits — 0.0%
NXP BV/NXP Funding LLC Company Guar. Notes 5.75% due 02/15/2021*	225,000	238,500
NXP BV/NXP Funding LLC Senior Notes 5.75% due 03/15/2023*	200,000	211,500

		450,000

Semiconductor Equipment — 0.1%
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. Company Guar. Notes 10.50% due 04/15/2018	950,000	1,064,000

Steel-Producers — 1.1%
ArcelorMittal Senior Notes 5.00% due 02/25/2017	1,650,000	1,750,333
ArcelorMittal Senior Notes 5.38% due 06/01/2013	520,000	521,456
ArcelorMittal Senior Notes 5.75% due 08/05/2020	3,000,000	3,173,574
ArcelorMittal Senior Notes 6.13% due 06/01/2018	1,425,000	1,560,937
ArcelorMittal Senior Notes 7.25% due 03/01/2041	1,000,000	1,022,621
Gerdau Trade, Inc. Company Guar. Notes 5.75% due 01/30/2021*	2,570,000	2,767,890
Hyundai Steel Co. Senior Notes 4.63% due 04/21/2016*	2,130,000	2,295,942

		13,092,753

SupraNational Banks — 0.4%
Corporacion Andina de Fomento Senior Notes 3.75% due 01/15/2016	710,000	753,833
Corporacion Andina de Fomento Senior Notes 4.38% due 06/15/2022	825,000	899,398
Corporacion Andina de Fomento Senior Notes 8.13% due 06/04/2019	1,000,000	1,300,075
Inter-American Development Bank Notes 6.75% due 07/15/2027	1,200,000	1,759,396

		4,712,702

Telecom Services — 0.1%
Digicel, Ltd. Senior Notes 6.00% due 04/15/2021*	725,000	726,812

Telephone-Integrated — 0.6%
KT Corp. Senior Notes 5.88% due 06/24/2014*	3,050,000	3,193,262
Telefonica Emisiones SAU Company Guar. Notes 3.19% due 04/27/2018	2,200,000	2,226,745
Telefonica Emisiones SAU Company Guar. Notes 7.05% due 06/20/2036	1,575,000	1,833,527
Virgin Media Finance PLC Company Guar. Notes 4.88% due 02/15/2022	525,000	535,500

		7,789,034

Transport-Rail — 0.4%
Canadian Pacific Railway Co. Senior Bonds 7.13% due 10/15/2031	2,950,000	3,989,294
Kansas City Southern de Mexico SA de CV Senior Notes 3.00% due 05/15/2023*	935,000	937,773

		4,927,067

Travel Services — 0.0%
Carlson Wagonlit BV Senior Sec. Notes 6.88% due 06/15/2019*	450,000	477,000

Wireless Equipment — 0.3%
Telefonaktiebolaget LM Ericsson Senior Notes 4.13% due 05/15/2022	3,000,000	3,181,500

Total Foreign Corporate Bonds & Notes (cost $180,764,895)		197,615,163

FOREIGN GOVERNMENT AGENCIES — 0.6%
Sovereign — 0.6%
Republic of Colombia Senior Notes 4.38% due 07/12/2021	855,000	977,693
State Of Qatar Senior Notes 5.25% due 01/20/2020*	2,185,000	2,589,225
United Mexican States Senior Notes 6.63% due 03/03/2015	3,150,000	3,474,450

Total Foreign Government Agencies (cost $6,263,872)		7,041,368

U.S. GOVERNMENT AGENCIES — 0.0%
Resolution Funding Corp — 0.0%
Resolution Funding Corp. STRIPS zero coupon due 01/15/2021 (cost $349,968)	640,000	566,976

U.S. GOVERNMENT TREASURIES — 5.1%
United States Treasury Bonds — 0.6%
2.75% due 08/15/2042	8,000,000	7,768,752

United States Treasury Notes — 4.5%
1.25% due 10/31/2019	15,000,000	15,247,260
1.63% due 08/15/2022	35,000,000	35,101,185
1.63% due 11/15/2022	5,000,000	4,992,970

		55,341,415

Total U.S. Government Treasuries (cost $63,162,728)		63,110,167

MUNICIPAL BONDS & NOTES — 0.3%
U.S. Municipal Bonds & Notes — 0.3%
City of Chicago, IL General Obligation Bonds Series B 5.43% due 01/01/2042 (cost $3,520,000)	3,520,000	3,621,200

COMMON STOCK — 0.1%
Auto-Cars/Light Trucks — 0.1%
General Motors Co.†	16,407	505,992
Motors Liquidation Co. GUC Trust†	4,119	125,835

Total Common Stock (cost $1,608,862)		631,827

MEMBERSHIP INTEREST CERTIFICATES — 0.0%
Home Furnishings — 0.0%
CVC Claims Litigation Trust†(2)(4) (cost $50,370)	5	0

PREFERRED STOCK — 0.2%
Diversified Banking Institutions — 0.1%
Ally Financial, Inc. 7.00%*	1,065	1,050,989

Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc. Class D, 5.67%†(1)	30,000	300

Real Estate Investment Trusts — 0.1%
ProLogis, Inc. Series Q, 8.54%	20,000	1,300,000

Total Preferred Stock (cost $3,091,012)		2,351,289

WARRANTS† — 0.0%
Auto-Cars/Light Trucks — 0.0%
General Motors Co. Expires 07/10/16 (Strike price $10.00)	4,633	99,331
General Motors Co. Expires 07/10/19 (Strike price $18.33)	4,633	65,279

Total Warrants (cost $608,145)		164,610

Total Long-Term Investment Securities (cost $1,088,139,591)		1,199,122,759

SHORT-TERM INVESTMENT SECURITIES — 2.0%
Time Deposits — 2.0%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 05/01/2013 (cost $24,793,000)	24,793,000	24,793,000

TOTAL INVESTMENTS (cost $1,112,932,591)(10)	99.2%	1,223,915,759
Other assets less liabilities	0.8	9,745,311

NET ASSETS	100.0%	$1,233,661,070

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2013, the aggregate value of these securities was $288,252,838 representing 23.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

†	Non-income producing security

(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.

(2)	Illiquid security. At April 30, 2013, the aggregate value of these securities was $3,729,535 representing 0.3% of net assets.

(3)	Collateralized Mortgage Obligation

(4)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of April 30, 2013, the Corporate Bond Portfolio held the following restricted securities:

Name	Acquisition Date	Principal Amount/ Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
CVC Claims Ligitation Trust Membership Interest Certificates	5/19/2006	5	$50,370	$0	$0.00	0.00%
General Motors Corp. 7.20% due 01/15/11	4/21/2011	$1,000,000	0	0	0.00	0.00
General Motors Corp. 7.40% due 09/01/25	4/21/2011	2,800,000	0	0	0.00	0.00
General Motors Corp. 9.45% due 11/01/11	4/21/2011	250,000	0	0	0.00	0.00
HRP Myrtle Beach Operations LLC 7.38% due 04/01/12	3/23/2006	225,000	225,000
	10/29/2007	100,000	99,852
	1/2/2008	150,000	149,010

		475,000	473,862	0	0.00	0.00

				$0		0.00%

(5)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer.

(6)	Security in default

(7)	Company has filed for Chapter 11 bankruptcy protection.

(8)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.

(9)	Perpetual maturity — maturity date reflects the next call date.

(10)	See Note 4 for cost of investments on a tax basis.

(11)	Company filed for Chapter 11 bankruptcy protection subsequent to April 30, 2013.

STRIPS Separate Trading of Registered Interest and Principal Securities

FRS Floating Rate Security

VRS Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at April 30, 2013 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2013 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Asset Backed Securities:
Diversified Financial Services	$—	$—	$817	$817
U.S. Corporate Bonds & Notes:
Auto-Cars/Light Trucks	—	19,328,205	0	19,328,205
Diversified Banking Institutions	—	76,887,573	—	76,887,573
Food-Retail	—	1,221,669	0	1,221,669
Paper & Related Products	—	7,901,132	25	7,901,157
Publishing-Periodicals	—	1,485,344	0	1,485,344
Recycling	—	—	9	9
Resorts/Theme Parks	—	1,920,609	0	1,920,609
Other Industries*	—	815,274,776	—	815,274,776
Foreign Corporate Bonds & Notes	—	197,615,163	—	197,615,163
Foreign Government Agencies	—	7,041,368	—	7,041,368
U.S. Government Agencies	—	566,976	—	566,976
U.S. Government Treasuries	—	63,110,167	—	63,110,167
Municipal Bonds & Notes	—	3,621,200	—	3,621,200
Common Stock	631,827	—	—	631,827
Membership Interest Certificates	—	—	0	0
Preferred Stock:
Diversified Banking Institutions	—	1,050,989	—	1,050,989
Finance-Investment Banker/Broker	—	—	300	300
Real Estate Investment Trusts	1,300,000	—	—	1,300,000
Warrants	164,610	—	—	164,610
Short-Term Investment Securities:
Time Deposits	—	24,793,000	—	24,793,000

Total	$2,096,437	$1,221,818,171	$1,151	$1,223,915,759

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2013 —

(unaudited)

Security Description	Shares/ Principal Amount**		Value (Note 1)
ASSET BACKED SECURITIES — 11.6%
Cayman Islands — 4.4%
Aberdeen Loan Funding, Ltd. FRS Series 2008-1A, Class A 0.95% due 11/01/2018*		$3,186,341	$3,092,066
Acis CLO, Ltd. FRS Series 2013-1A, Class ACOM 1.56% due 04/18/2024*		2,450,000	2,378,213
Gannett Peak CLO, Ltd. FRS Series 2006-1A, Class A1A 0.53% due 10/27/2020*		1,908,896	1,878,798
Liberty CLO, Ltd. FRS Series 2005-1A, Class A1C 0.55% due 11/01/2017*		1,683,169	1,662,510
OCP CLO, Ltd. FRS Series 2012-2A, Class ACOM 1.53% due 11/22/2023*		2,150,000	2,126,567
OFSI Fund V, Ltd. FRS Series 2013-5A, Class ACOM 1.62% due 04/17/2025*		1,600,000	1,581,584
Red River CLO, Ltd. FRS Series 1A, Class A 0.57% due 07/27/2018*		864,357	836,598
Red River CLO, Ltd. FRS Series 1X, Class A 0.57% due 07/27/2018(1)		2,506,637	2,426,133

			15,982,469

United Kingdom — 3.5%
Aire Valley Mortgages PLC FRS Series 2007-1X, Class 2A2 0.47% due 09/20/2066(2)	EUR	93,389	116,286
Aire Valley Mortgages PLC FRS Series 2004-1X, Class 3A2 0.63% due 09/20/2066(2)	EUR	1,339,881	1,686,916
Gracechurch Card Funding PLC FRS Series 2012-1A, Class A2 0.92% due 02/15/2017*	EUR	3,300,000	4,382,229
Granite Master Issuer PLC FRS Series 2006-3, Class A4 0.28% due 12/20/2054(2)		1,206,546	1,187,273
Granite Master Issuer PLC FRS Series 2007-1, Class 3A2 0.32% due 12/20/2054(2)	EUR	959,050	1,245,338
Granite Master Issuer PLC FRS Series 2006-3, Class A5 0.34% due 12/20/2054(2)	EUR	154,685	200,861
Granite Master Issuer PLC FRS Series 2007-1, Class 2A1 0.34% due 12/20/2054(2)		773,427	759,892
Granite Master Issuer PLC FRS Series 2006-1X, Class A7 0.73% due 12/20/2054(2)	GBP	928,112	1,417,175
Granite Master Issuer PLC FRS Series 2005-4, Class A6 0.73% due 12/20/2054(2)	GBP	30,937	47,239
Granite Mortgages PLC FRS Series 2004-2, Class 3A 0.83% due 06/20/2044(2)	GBP	404,482	620,259
Granite Mortgages PLC FRS Series 2004-3, Class 3A1 0.87% due 09/20/2044(2)	GBP	374,870	576,482
Granite Mortgages PLC FRS Series 2003-3, Class 3A 0.88% due 01/20/2044(2)	GBP	184,462	283,784
Mansard Mortgages PLC FRS Series 2007-2X, Class A1 1.16% due 12/15/2049(2)	GBP	205,259	299,001

			12,822,735

United States — 3.7%
American Home Mtg. Investment Trust FRS Series 2004-3, Class 1A 0.94% due 10/25/2034(2)		845	844
Countrywide Alternative Loan Trust FRS Series 2006-OA1, Class 2A1 0.41% due 03/20/2046(2)		927,842	641,783
Countrywide Alternative Loan Trust FRS Series 2005-82, Class A1 0.47% due 02/25/2036(2)		1,036,009	777,045
Countrywide Alternative Loan Trust Series 2005 46CB Class A8 5.50% due 10/25/2035(2)		200,489	189,290
FHLMC Multifamily Structured Pass Through Certs. Series K710, Class A2 1.88% due 05/25/2019(2)		3,300,000	3,399,518
FHLMC Multifamily Structured Pass Through Certs. Series K709, Class A2 2.09% due 03/25/2019(2)		3,000,000	3,126,672
Lehman XS Trust FRS Series 2007-7N Class 1A2 0.44% due 06/25/2047(1)(2)		1,150,247	713,646
NCUA Guaranteed Notes Trust Series 2010-C1, Class A2 2.90% due 10/29/2020(2)		1,000,000	1,068,610
Residential Accredit Loans, Inc. Series 2005-QS13 Class 2A3 5.75% due 09/25/2035(2)		234,790	210,424
Sequoia Mtg. Trust FRS Series 2004-10, Class A3A 0.76% due 11/20/2034(2)		124,502	122,182
SLM Student Loan Trust FRS Series 2003-10A, Class A1D 1.68% due 12/15/2016*		100,000	100,000
SLM Student Loan Trust FRS Series 2003-10A, Class A1B 1.74% due 12/15/2016*		450,000	450,000
SLM Student Loan Trust FRS Series 2003-10A, Class A1G 1.74% due 12/15/2016*		100,000	100,000
SLM Student Loan Trust FRS Series 2003-10A, Class A1H 1.74% due 12/15/2016*		100,000	100,000
SLM Student Loan Trust FRS Series 2003-10A, Class A1E 1.78% due 12/15/2016*		100,000	100,000

Structured Adjustable Rate Mtg. Loan Trust FRS Series 2007-10, Class 1A1 1.94% due 11/25/2037(2)		614,450	412,598
Washington Mutual Alternative Mtg. Pass-Through Certificates FRS Series 2007-OA2 Class 2A 0.88% due 01/25/2047(2)		478,447	282,005
Washington Mutual Alternative Mtg. Pass-Through Certificates FRS Series-AR5 Class 4A 1.17% due 06/25/2046(2)		1,353,582	836,891
Wells Fargo Alternative Loan Trust FRS Series 2007-PA6, Class A1 2.88% due 12/28/2037(2)		942,842	767,849

			13,399,357

Total Asset Backed Securities (cost $43,796,607)			42,204,561

CORPORATE BONDS & NOTES — 22.2%
Australia — 0.5%
Commonwealth Bank of Australia Senior Notes 1.95% due 03/16/2015		850,000	870,655
Westpac Banking Corp. Senior Notes 2.00% due 08/14/2017		750,000	778,847

			1,649,502

Canada — 0.6%
Bank of Nova Scotia Bonds 5.75% due 01/28/2014	AUD	1,200,000	1,266,541
Canadian Imperial Bank of Commerce Senior Notes 5.75% due 12/19/2013	AUD	800,000	842,542

			2,109,083

Cayman Islands — 0.0%
Petrobras International Finance Co. Company Guar. Notes 5.38% due 01/27/2021		50,000	55,213
Petrobras International Finance Co. Company Guar. Notes 5.75% due 01/20/2020		90,000	101,587

			156,800

Curacao — 0.2%
Teva Pharmaceutical Finance IV BV Company Guar. Notes 2.88% due 04/15/2019	EUR	550,000	779,092

France — 0.7%
Credit Agricole SA Senior Notes 2.13% due 04/17/2018*		900,000	901,134
Pernod-Ricard SA Senior Notes 5.75% due 04/07/2021*		350,000	420,874
Pernod-Ricard SA Senior Notes 7.00% due 01/15/2015	EUR	450,000	653,626
Total Capital International SA Company Guar. Notes 2.88% due 02/17/2022		450,000	471,186

			2,446,820

Germany — 1.9%
Kreditanstalt fuer Wiederaufbau Government Guar. Notes 3.13% due 06/15/2018	EUR	1,440,000	2,143,443
Kreditanstalt fuer Wiederaufbau Government Guar. Notes 4.38% due 07/04/2018	EUR	2,200,000	3,458,496
Kreditanstalt fuer Wiederaufbau Government Guar. Notes 5.00% due 12/01/2020	SEK	2,000,000	367,300
Kreditanstalt fuer Wiederaufbau Government Guar. Notes 6.00% due 08/20/2020	AUD	800,000	930,222

			6,899,461

Ireland — 0.5%
Caterpillar International Finance, Ltd. Company Guar. Notes 1.38% due 05/18/2015	EUR	400,000	534,520
GE Capital UK Funding Company Guar. Notes 5.63% due 04/25/2019	GBP	644,000	1,191,525
Rosneft Oil Co via Rosneft International Finance, Ltd. Senior Notes 4.20% due 03/06/2022*		250,000	251,250

			1,977,295

Japan — 2.6%
Japan Finance Organization for Municipalities Government Guar. Bonds 1.90% due 06/22/2018	JPY	860,000,000	9,564,204

Jersey — 0.1%
BAA Funding, Ltd. Senior Notes 5.85% due 11/27/2015	GBP	260,000	414,609

Luxembourg — 0.4%
Gazprom OAO Via Gaz Capital SA Senior Notes 9.25% due 04/23/2019		710,000	924,775
TNK-BP Finance SA Company Guar. Notes 6.63% due 03/20/2017		126,000	143,640

TNK-BP Finance SA Company Guar. Notes 7.50% due 07/18/2016		159,000	182,254

			1,250,669

Mexico — 0.1%
Petroleos Mexicanos Company Guar. Notes 5.50% due 01/21/2021		360,000	422,100

Netherlands — 0.4%
ING Bank NV Notes 2.00% due 09/25/2015*		1,300,000	1,321,970

Norway — 3.2%
DNB Boligkreditt AS Notes 1.45% due 03/21/2019*		1,300,000	1,309,230
DNB Boligkreditt AS Bonds 2.90% due 03/29/2017*		3,600,000	3,822,120
DNB Boligkreditt AS Bonds 2.90% due 03/29/2017		500,000	530,850
Sparebank 1 Boligkreditt AS Bonds 1.75% due 11/15/2020*		1,900,000	1,896,390
Sparebank 1 Boligkreditt AS Notes 2.63% due 05/26/2017*		3,900,000	4,115,280

			11,673,870

Sweden — 0.5%
Nordea Bank AB Sub. Notes 4.50% due 03/26/2020	EUR	450,000	665,354
Swedbank Hypotek AB FRS Bonds 0.73% due 03/28/2014*		590,000	591,923
Vattenfall AB Senior Notes 6.75% due 01/31/2019	EUR	400,000	680,243

			1,937,520

Switzerland — 0.1%
UBS AG Notes 4.88% due 08/04/2020		318,000	372,055

United Arab Emirates — 0.2%
Dolphin Energy, Ltd. Senior Sec. Notes 5.50% due 12/15/2021		200,000	237,000
Dolphin Energy, Ltd. Senior Sec. Notes 5.89% due 06/15/2019		476,453	540,774

			777,774

United Kingdom — 3.4%
Abbey National Treasury Services PLC Bonds 3.38% due 06/08/2016	EUR	600,000	838,271
Bank of Scotland PLC Bonds 5.25% due 02/21/2017		1,300,000	1,488,890
BAT International Finance PLC Company Guar. Notes 3.25% due 06/07/2022*		850,000	897,657
BP Capital Markets PLC Company Guar. Notes 4.50% due 10/01/2020		700,000	811,349
HSBC Bank PLC Senior Notes 1.63% due 08/12/2013*		2,050,000	2,057,587
Imperial Tobacco Finance PLC Company Guar. Notes 4.50% due 07/05/2018	EUR	1,150,000	1,729,960
Lloyds TSB Bank PLC Bonds 4.13% due 04/06/2017	EUR	2,500,000	3,639,340
Royal Bank of Scotland Group PLC Senior Notes 2.55% due 09/18/2015		525,000	540,781
Standard Chartered PLC Senior Notes 5.50% due 11/18/2014*		350,000	374,185

			12,378,020

United States — 6.8%
American Express Credit Corp. Senior Notes 2.80% due 09/19/2016		800,000	848,583
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 1.38% due 07/15/2017		1,400,000	1,418,757
Apple, Inc. Senior Notes 2.40% due 05/03/2023		1,250,000	1,248,337
Archer-Daniels-Midland Co. Senior Notes 4.48% due 03/01/2021		750,000	863,828
Bank of America Corp. Senior Notes 4.75% due 08/01/2015		800,000	861,378
Caterpillar Financial Services Corp. Senior Notes 2.05% due 08/01/2016		750,000	779,766
Citigroup, Inc. Senior Notes 6.13% due 05/15/2018		850,000	1,023,051
Express Scripts Holding Co. Company Guar. Notes 3.50% due 11/15/2016		750,000	807,931
Express Scripts Holding Co. Company Guar. Notes 3.90% due 02/15/2022		800,000	872,961

General Electric Capital Corp. Senior Notes 3.10% due 01/09/2023		1,250,000	1,268,297
Hewlett-Packard Co. Senior Notes 2.60% due 09/15/2017		900,000	915,727
John Deere Capital Corp. FRS Senior Notes 0.68% due 10/04/2013		700,000	701,399
John Deere Capital Corp. Senior Notes 1.40% due 03/15/2017		750,000	763,700
MassMutual Global Funding II Senior Notes 2.30% due 09/28/2015*		400,000	415,602
Microsoft Corp. Senior Notes 0.88% due 11/15/2017		900,000	899,879
Microsoft Corp. Senior Notes 2.63% due 05/02/2033	EUR	350,000	466,303
Morgan Stanley Senior Notes 3.75% due 09/21/2017	EUR	600,000	856,584
Morgan Stanley Senior Notes 6.25% due 08/28/2017		600,000	700,448
NBCUniversal Enterprise, Inc. FRS Company Guar. Notes 0.97% due 04/15/2018*		1,900,000	1,912,458
NBCUniversal Media LLC Senior Notes 4.38% due 04/01/2021		600,000	692,152
New York Life Global Funding Notes 0.75% due 07/24/2015*		1,650,000	1,656,884
ONEOK Partners LP Company Guar. Notes 2.00% due 10/01/2017		200,000	203,324
Philip Morris International, Inc. Senior Notes 1.75% due 03/19/2020	EUR	1,200,000	1,595,196
Texas Instruments, Inc. Senior Notes 2.38% due 05/16/2016		800,000	838,506
Walgreen Co. Senior Notes 3.10% due 09/15/2022		150,000	152,504
Watson Pharmaceuticals, Inc. Senior Notes 3.25% due 10/01/2022		150,000	149,455
WM Covered Bond Program Sec. Notes 4.00% due 11/26/2016	EUR	850,000	1,240,218
Zoetis, Inc. Senior Notes 1.88% due 02/01/2018*		650,000	657,296

			24,810,524

Total Corporate Bonds & Notes (cost $76,114,014)			80,941,368

GOVERNMENT AGENCIES — 33.9%
Belgium — 1.6%
Kingdom of Belgium Bonds 3.50% due 06/28/2017	EUR	3,190,000	4,698,059
Kingdom of Belgium Bonds 3.75% due 09/28/2020	EUR	245,000	377,704
Kingdom of Belgium Senior Notes 4.25% due 09/28/2022	EUR	490,000	781,284

			5,857,047

Canada — 1.3%
Government of Canada Bonds 2.50% due 06/01/2015(4)	CAD	2,460,000	2,520,215
Government of Canada Bonds 4.00% due 06/01/2041	CAD	400,000	528,781
Government of Canada Bonds 5.75% due 06/01/2029	CAD	1,000,000	1,479,428

			4,528,424

Chile — 0.1%
Republic of Chile Senior Bonds 3.63% due 10/30/2042		360,000	351,900

Denmark — 0.4%
Kingdom of Denmark Bonds 4.00% due 11/15/2017	DKK	7,600,000	1,569,565

Finland — 1.0%
Republic of Finland Senior Notes 3.13% due 09/15/2014	EUR	2,550,000	3,500,243

France — 3.4%
Government of France Bonds 2.25% due 10/25/2022	EUR	6,540,000	9,019,383
Government of France Bonds 4.00% due 10/25/2038	EUR	740,000	1,187,578
Government of France Bonds 4.25% due 10/25/2017	EUR	1,500,000	2,295,445

			12,502,406

Germany — 3.8%
Federal Republic of Germany Bonds 2.00% due 02/26/2016	EUR	1,460,000	2,028,460
Federal Republic of Germany Bonds 2.50% due 07/04/2044	EUR	350,000	503,692
Federal Republic of Germany Bonds 4.00% due 01/04/2018	EUR	1,640,000	2,533,260
Federal Republic of Germany Bonds 4.00% due 01/04/2037	EUR	3,040,000	5,464,818
Federal Republic of Germany Bonds 4.25% due 07/04/2018	EUR	1,990,000	3,142,883

			13,673,113

Indonesia — 0.2%
Republic of Indonesia Senior Notes 8.50% due 10/12/2035		400,000	621,500

Italy — 5.8%
Republic of Italy Bonds 4.50% due 07/15/2015	EUR	2,810,000	3,924,689
Republic of Italy Bonds 4.75% due 06/01/2017	EUR	4,690,000	6,699,672
Republic of Italy Bonds 5.00% due 03/01/2022	EUR	650,000	941,912
Republic of Italy Bonds 5.50% due 11/01/2022	EUR	6,520,000	9,704,911

			21,271,184

Japan — 10.0%
Government of Japan Senior Notes 0.10% due 12/15/2014	JPY	255,700,000	2,622,267
Government of Japan Senior Notes 1.50% due 09/20/2014	JPY	574,000,000	6,000,330
Government of Japan Senior Notes 1.70% due 09/20/2032	JPY	4,900,000	52,520
Government of Japan Bonds 1.80% due 09/20/2031	JPY	225,000,000	2,473,968
Government of Japan Bonds 2.00% due 09/20/2041	JPY	260,000,000	2,903,922
Government of Japan Senior Notes 2.00% due 03/20/2052	JPY	327,100,000	3,659,218
Government of Japan Bonds 2.10% due 12/20/2026	JPY	245,000,000	2,882,005
Government of Japan Senior Bonds 2.10% due 09/20/2029	JPY	240,000,000	2,793,547
Government of Japan Bonds 2.10% due 12/20/2029	JPY	340,000,000	3,952,416
Government of Japan Bonds 2.20% due 09/20/2026	JPY	487,300,000	5,798,448
Government of Japan Bonds 2.30% due 03/20/2039	JPY	280,000,000	3,314,656

			36,453,297

Mexico — 0.2%
United Mexican States Senior Notes 4.75% due 03/08/2044		50,000	55,325
United Mexican States Bonds 8.50% due 11/18/2038	MXN	6,836,600	813,589

			868,914

Netherlands — 2.4%
Government of Netherlands Bonds 2.75% due 01/15/2015*	EUR	1,150,000	1,583,857
Government of Netherlands Bonds 3.25% due 07/15/2015*	EUR	1,750,000	2,464,054
Government of Netherlands Bonds 4.00% due 07/15/2019*	EUR	630,000	989,956
Government of Netherlands Bonds 4.50% due 07/15/2017*	EUR	2,380,000	3,663,369

			8,701,236

Slovenia — 0.2%
Republic of Slovenia Senior Notes 5.50% due 10/26/2022		760,000	752,400

Spain — 0.5%
Kingdom of Spain Bonds 3.75% due 10/31/2015	EUR	960,000	1,315,842
Kingdom of Spain Bonds 4.20% due 01/31/2037	EUR	480,000	583,892

			1,899,734

Sweden — 0.1%
Kingdom of Sweden Bonds 6.75% due 05/05/2014	SEK	2,300,000	375,593

United States — 2.9%
Federal Home Loan Mtg. Corp. 2.38% due 01/13/2022		1,300,000	1,366,902
Federal National Mtg. Assoc. 3.42% due 10/01/2020		386,982	427,773
3.63% due 12/01/2020		290,531	324,550
3.75% due 03/01/2018		985,323	1,094,837
3.84% due 05/01/2018		530,000	593,846
4.00% due 10/01/2040		20,835	22,308
4.00% due 11/01/2040		23,490	25,151
4.00% due 10/01/2041		42,651	45,686
4.38% due 06/01/2021		992,565	1,157,860
4.50% due 02/01/2041		910,475	983,091
4.50% due 08/01/2041		390,542	421,935
4.50% due 10/01/2041		105,411	113,884
5.00% due 12/01/2033		777,758	847,491
6.00% due 03/01/2037		230,963	253,872
6.00% due 08/01/2038		512,372	565,691
6.00% due 10/01/2041		325,034	355,293
Federal National Mtg. Assoc. Series 2012-M8, Class ASQ2 1.52% due 12/25/2019(2)		600,000	613,923
Series 2012-M8, Class ASQ3 1.80% due 12/25/2019(2)		800,000	820,060
Series 2012-M8, Class A2 2.35% due 05/25/2022(2)		600,000	603,958

			10,638,111

Total Government Agencies (cost $123,918,068)			123,564,667

GOVERNMENT TREASURIES — 30.9%
Italy — 2.3%
Republic of Italy Bonds 4.75% due 05/01/2017	EUR	470,000	671,028
Republic of Italy Bonds 5.00% due 08/01/2034	EUR	890,000	1,235,051
Republic of Italy Bonds 5.50% due 09/01/2022	EUR	3,150,000	4,690,174
Republic of Italy Bonds 5.75% due 02/01/2033	EUR	173,000	262,554
Republic of Italy Bonds 6.00% due 05/01/2031	EUR	850,000	1,323,252

			8,182,059

United Kingdom — 4.4%
United Kingdom Gilt Treasury Bonds 1.75% due 09/07/2022	GBP	5,440,000	8,507,262
United Kingdom Gilt Treasury Bonds 3.75% due 07/22/2052	GBP	2,320,000	4,119,471
United Kingdom Gilt Treasury Bonds 4.25% due 12/07/2040	GBP	305,000	587,764
United Kingdom Gilt Treasury Bonds 4.50% due 09/07/2034	GBP	1,410,000	2,814,349

			16,028,846

United States — 24.2%
United States Treasury Bonds 2.75% due 11/15/2042		3,400,000	3,298,000
United States Treasury Notes 0.63% due 09/30/2017		190,000	190,460
0.63% due 04/30/2018		5,400,000	5,386,079
0.75% due 12/31/2017		300,000	301,875
0.75% due 03/31/2018		3,800,000	3,816,625
0.88% due 01/31/2018		13,400,000	13,552,841
1.00% due 09/30/2019		940,000	941,248
1.13% due 04/30/2020		3,900,000	3,904,267
1.38% due 01/31/2020		45,900,000	46,875,375
1.63% due 11/15/2022		4,600,000	4,593,532
2.00% due 02/15/2023		5,200,000	5,351,939

			88,212,241

Total Government Treasuries (cost $111,191,498)			112,423,146

FOREIGN DEBT OBLIGATIONS — 1.3%
SupraNational — 1.3%
Asian Development Bank Senior Notes 2.35% due 06/21/2027	JPY	40,000,000	483,080
European Financial Stability Facility Government Guar. Notes 2.63% due 05/02/2019	EUR	1,700,000	2,452,175
European Investment Bank Senior Notes 5.00% due 12/01/2020	SEK	2,950,000	539,184
Inter-American Development Bank Notes 7.00% due 06/15/2025		850,000	1,229,794

Total Foreign Debt Obligations (cost $4,194,323)			4,704,233

Total Long-Term Investment Securities (cost $359,214,510)			363,837,975

SHORT-TERM INVESTMENT SECURITIES — 0.4%
Time Deposits — 0.4%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 05/01/2013 (cost $1,463,000)		1,463,000	1,463,000

TOTAL INVESTMENTS — (cost $360,677,510)(3)		100.3%	365,300,975
Liabilities in excess of other assets		(0.3)	(1,243,869)

NET ASSETS —		100.0%	$364,057,106

FORWARD SALES CONTRACTS — (0.6)%
U.S. Government Agencies — (0.6)%
Federal National Mtg. Assoc.

4.50% due May TBA	(1,000,000)	(1,078,125)
6.00% due May TBA	(1,000,000)	(1,092,969)

Total Forward Sales Contracts (proceeds $(2,173,125))		(2,171,094)

* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2013, the aggregate value of these securities was $50,091,641 representing 13.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

** In United States Dollars unless otherwise indicated.

(1) Illiquid security. At April 30, 2013, the aggregate value of these securities was $3,139,779 representing 0.9% of net assets.

(2) Collateralized Mortgage Obligation

(3) See Note 4 for cost of investments on a tax basis.

(4) The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

AUD — Australian Dollar

CAD — Canadian Dollar

DKK — Danish Krone

EUR — Euro

GBP — British Pound

JPY — Japanese Yen

MXN — Mexican Peso

SEK — Swedish Krona

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

FRS — Floating Rate Security

The rates shown on FRS are the current interest rates at April 30, 2013 and unless noted otherwise, the dates shown are the original maturity dates.

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of April 30, 2013	Unrealized Appreciation (Depreciation)
17	Long	Euro OAT	June 2013	$3,098,074	$3,129,641	$31,567
26	Short	Euro-Bund	June 2013	4,990,057	5,019,004	(28,947)
10	Long	Life Long Gilt	June 2013	1,851,655	1,864,175	12,520
25	Short	U.S. Treasury 2 Year Note	June 2013	5,512,109	5,515,625	(3,516)
1	Long	U.S. Treasury 5 Year Note	June 2013	124,236	124,641	405
248	Short	U.S. Treasury 10 Year Note	June 2013	32,601,863	33,073,125	(471,262)
88	Short	U.S. Treasury Long Bond	June 2013	12,642,177	13,057,000	(414,823)
94	Long	U.S. Treasury Ultra Long Bond	June 2013	15,000,344	15,448,313	447,969

						$(426,087)

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America N.A.	GBP	377,000	USD	566,951	6/19/2013	$—	$(18,483)
	USD	1,186,717	AUD	1,140,000	6/19/2013	—	(9,101)
	USD	1,147,012	EUR	897,000	6/19/2013	34,655	—
	USD	299,303	JPY	29,683,923	6/19/2013	5,267	—

						39,922	(27,584)

Barclays Bank PLC	EUR	920,000	GBP	774,185	6/19/2013	—	(9,753)
	GBP	1,934,563	USD	2,944,018	5/10/2013	—	(60,875)
	GBP	1,554,000	USD	2,382,980	6/19/2013	—	(30,190)
	JPY	291,272,142	USD	2,968,000	6/19/2013	—	(20,588)
	SEK	23,412,582	EUR	2,747,000	6/19/2013	10,075	—
	USD	42,253,111	JPY	4,172,769,380	5/23/2013	555,301	—
	USD	1,186,573	AUD	1,137,000	6/19/2013	—	(12,056)
	USD	855,239	EUR	663,000	6/19/2013	18,167	—
	USD	2,994,934	GBP	1,967,000	6/19/2013	59,574	—
	USD	572,000	JPY	54,260,206	6/19/2013	—	(15,265)

						643,117	(148,727)

BNP Paribas SA	AUD	567,000	USD	594,500	6/19/2013	8,791	—
	EUR	892,000	USD	1,147,322	6/19/2013	—	(27,759)
	USD	2,968,076	EUR	2,315,000	6/19/2013	81,600	—
	USD	598,000	JPY	58,325,152	6/19/2013	443	—

						90,834	(27,759)

Citibank N.A.	AUD	2,312,000	NZD	2,820,559	6/19/2013	21,474	—
	AUD	1,132,000	USD	1,185,750	6/19/2013	16,398	—
	EUR	11,345,819	USD	14,855,852	5/22/2013	—	(87,837)
	EUR	441,000	NOK	3,351,291	6/19/2013	—	(819)
	EUR	3,818,500	USD	4,924,975	6/19/2013	—	(105,343)
	GBP	1,689,838	EUR	1,955,227	6/19/2013	—	(48,383)
	JPY	324,436,776	USD	3,336,000	6/19/2013	7,127	—
	NOK	13,945,831	EUR	1,833,000	6/19/2013	582	—
	NZD	1,408,000	USD	1,188,311	6/19/2013	—	(14,623)
	USD	12,097,125	GBP	7,901,040	5/10/2013	175,302	—
	USD	2,319,836	AUD	2,245,000	6/19/2013	—	(760)
	USD	2,878,335	EUR	2,225,000	6/19/2013	52,779	—
	USD	1,141,154	GBP	757,000	6/19/2013	34,374	—
	USD	5,302,000	JPY	513,035,502	6/19/2013	—	(38,016)
	USD	1,780,841	NZD	2,111,000	6/19/2013	22,704	—

						330,740	(295,781)

Credit Suisse London Branch	CAD	987,322	USD	959,865	6/19/2013	—	(19,058)
	CHF	1,113,983	EUR	916,000	6/19/2013	8,053	—
	CHF	10,372,412	USD	10,907,536	6/19/2013	—	(253,156)
	EUR	2,684,000	CHF	3,282,180	6/19/2013	—	(4,161)
	EUR	898,000	USD	1,153,813	6/19/2013	—	(29,171)
	GBP	1,560,000	USD	2,388,262	6/19/2013	—	(34,225)
	JPY	172,795,760	USD	1,793,000	6/19/2013	20,035	—
	USD	2,105,000	CHF	1,980,236	6/19/2013	25,730	—
	USD	2,929,664	EUR	2,251,000	6/19/2013	35,701	—

						89,519	(339,771)

Deutsche Bank AG London	CAD	612,925	USD	598,000	6/19/2013	—	(9,712)
	EUR	2,277,000	SEK	19,401,208	6/19/2013	—	(9,211)
	EUR	886,000	USD	1,144,965	6/19/2013	—	(22,212)
	JPY	210,937,863	USD	2,214,000	6/19/2013	49,679	—
	NZD	693,000	USD	592,466	6/19/2013	398	—
	USD	70,141	AUD	67,233	5/9/2013	—	(478)
	USD	1,435,592	GBP	952,000	5/10/2013	43,118	—
	USD	1,960,373	MXN	23,978,690	5/30/2013	10,017	—
	USD	1,783,971	AUD	1,728,000	6/19/2013	1,046	—
	USD	2,939,784	EUR	2,251,000	6/19/2013	25,581	—
	USD	597,045	GBP	396,000	6/19/2013	17,894	—
	USD	2,600,175	JPY	257,613,200	6/19/2013	43,057	—
	USD	1,131,922	NZD	1,380,000	6/19/2013	47,089	—

						237,879	(41,613)

HSBC Bank PLC	EUR	1,602,000	NOK	12,103,637	6/19/2013	—	(15,170)
	EUR	460,000	SEK	3,956,386	6/19/2013	3,834	—
	EUR	442,000	USD	572,391	6/19/2013	—	(9,879)
	JPY	57,965,121	EUR	458,000	6/19/2013	8,599	—
	JPY	520,040,443	USD	5,393,760	6/19/2013	57,903	—
	SEK	7,795,868	EUR	916,000	6/19/2013	5,081	—
	USD	598,622	EUR	458,000	6/19/2013	4,726	—
	USD	1,193,000	JPY	114,988,736	6/19/2013	—	(13,162)

						80,143	(38,211)

JPMorgan Chase Bank N.A.	AUD	1,150,000	USD	1,185,685	6/19/2013	—	(2,261)
	CHF	2,254,956	EUR	1,827,000	6/19/2013	—	(19,521)
	EUR	898,000	JPY	107,661,040	6/19/2013	—	(78,332)
	EUR	883,000	SEK	7,459,063	6/19/2013	—	(13,521)
	EUR	3,639,500	USD	4,741,811	6/19/2013	—	(52,700)
	GBP	760,000	USD	1,134,545	6/19/2013	—	(45,641)
	JPY	172,810,754	USD	1,806,000	6/19/2013	32,881	—
	NZD	5,061,980	USD	4,206,909	6/19/2013	—	(117,824)
	USD	5,928,345	EUR	4,558,000	6/19/2013	76,157	—
	USD	2,384,503	GBP	1,558,000	6/19/2013	34,878	—
	USD	2,088,250	JPY	205,701,372	6/19/2013	22,342	—
	USD	792,000	NOK	4,544,971	6/19/2013	—	(5,231)

						166,258	(335,031)

Morgan Stanley & Co. International PLC	AUD	574,000	USD	593,929	6/19/2013	989	—
	JPY	115,107,942	EUR	933,000	6/19/2013	48,031	—
	JPY	58,895,776	USD	599,000	6/19/2013	—	(5,298)
	SEK	7,464,027	EUR	897,000	6/19/2013	31,199	—
	USD	1,372,413	EUR	1,049,767	5/22/2013	10,246	—
	USD	1,194,107	EUR	916,000	6/19/2013	12,590	—
	USD	5,160,000	JPY	487,127,388	6/19/2013	—	(161,846)

						103,055	(167,144)

Royal Bank of Canada	CAD	13,296,560	USD	13,036,712	6/19/2013	—	(146,739)
	EUR	1,335,000	USD	1,738,171	6/19/2013	—	(20,497)
	GBP	779,000	USD	1,192,318	6/19/2013	—	(17,373)
	MXN	33,133,286	USD	2,667,371	5/30/2013	—	(55,274)
	NZD	1,403,000	USD	1,186,784	6/19/2013	—	(11,878)
	USD	14,409,000	CAD	14,732,961	6/19/2013	198,632	—
	USD	1,200,709	GBP	793,000	6/19/2013	30,722	—

						229,354	(251,761)

Royal Bank of Scotland PLC	EUR	922,000	GBP	778,262	6/19/2013	—	(6,056)
	EUR	441,000	SEK	3,690,253	6/19/2013	—	(12,156)
	GBP	1,173,000	USD	1,789,844	6/19/2013	—	(31,680)
	JPY	342,360,135	USD	3,566,549	6/19/2013	53,774	—
	USD	1,906,000	CHF	1,806,124	6/19/2013	37,385	—
	USD	284,562	EUR	221,000	6/19/2013	6,573	—
	USD	8,212,466	GBP	5,376,500	6/19/2013	136,573	—

						234,305	(49,892)

Standard Chartered Bank	AUD	577,000	USD	595,097	6/19/2013	—	(942)
	EUR	3,270,000	USD	4,198,896	6/19/2013	—	(108,853)
	JPY	58,690,259	USD	599,000	6/19/2013	—	(3,189)
	USD	1,199,924	GBP	790,000	6/19/2013	26,848	—

						26,848	(112,984)

State Street Bank London	EUR	1,942,115	USD	2,528,692	5/22/2013	—	(29,287)
	EUR	1,790,000	NOK	13,415,728	6/19/2013	—	(35,700)
	EUR	4,005,000	USD	5,198,079	6/19/2013	—	(77,926)
	GBP	783,000	USD	1,196,890	6/19/2013	—	(19,012)
	JPY	278,648,513	USD	2,939,000	6/19/2013	79,936	—
	NOK	16,052,030	EUR	2,125,942	6/19/2013	21,891	—
	USD	910,204	EUR	699,608	5/22/2013	11,257	—
	USD	1,684,010	CAD	1,730,439	6/17/2013	31,787	—
	USD	5,304,545	EUR	4,060,905	6/19/2013	45,105	—
	USD	4,802,000	JPY	473,473,999	6/19/2013	56,064	—

						246,040	(161,925)

UBS AG London	AUD	2,328,000	USD	2,384,035	6/19/2013	—	(20,780)
	CHF	1,075,866	AUD	1,096,000	6/19/2013	—	(25,466)
	CHF	4,388,682	EUR	3,601,000	6/19/2013	21,582	—
	CHF	2,298,941	USD	2,446,000	6/19/2013	—	(27,656)
	EUR	922,000	GBP	779,334	6/19/2013	—	(4,391)
	EUR	438,000	USD	568,406	6/19/2013	—	(8,596)
	GBP	3,863,130	USD	5,862,975	5/10/2013	—	(137,498)
	GBP	1,896,000	USD	2,873,075	6/19/2013	—	(71,179)
	JPY	297,069,065	USD	3,130,000	6/19/2013	81,933	—
	SEK	10,197,208	USD	1,599,537	6/19/2013	27,791	—
	USD	3,262,517	EUR	2,484,449	5/22/2013	9,776	—
	USD	2,908,500	CHF	2,733,084	6/19/2013	32,293	—
	USD	2,473,000	JPY	241,519,111	6/19/2013	5,099	—

						178,474	(295,566)

Westpac Banking Corp.	AUD	2,194,000	NZD	2,736,594	6/19/2013	71,631	—
	AUD	8,191,758	USD	8,476,913	6/19/2013	14,857	—
	JPY	85,737,918	USD	902,000	6/19/2013	22,289	—
	NZD	2,138,000	USD	1,785,353	6/19/2013	—	(41,260)
	USD	1,011,328	AUD	969,513	5/9/2013	—	(6,765)
	USD	8,553,018	AUD	8,273,000	6/19/2013	—	(7,039)
	USD	3,882,413	NZD	4,617,000	6/19/2013	62,148	—

						170,925	(55,064)

Net Unrealized Appreciation (Depreciation)						$2,867,413	$(2,348,813)

AUD — Australian Dollar	GBP — British Pound	NZD — New Zealand Dollar

CAD — Canada Dollar	JPY — Japanese Yen	SEK — Swedish Krona

CHF — Swiss Franc	MXN — Mexican Peso	USD — United States Dollar

EUR—Euro Dollar	NOK — Norwegian Krone

Over the Counter Interest Rate Swap Contracts #

				Rates Exchanged
Swap Counterparty		Notional Amount (000’s)	Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized Appreciation
Bank of America, N.A.	JPY	876,040	6/19/2020	0.500%	6 month JYOR	$(34,023)	$11,459
	JPY	532,630	12/20/2022	1.250%	6 month JYOR	42,654	11,538
	USD	2,220	12/20/2022	3.000%	3 month LIBOR	(3,582)	20,665
	CAD	4,500	9/20/2025	2.910%	3 month CDOR	—	89,331
Barclays Bank PLC	USD	72,440	6/19/2018	1.000%	3 month LIBOR	(227,607)	644,890
	JPY	1,381,050	12/20/2022	1.250%	6 month JYOR	107,164	32,325
	JPY	936,490	12/20/2022	6 month JYOR	1.250%	(111,649)	17,061
	CHF	2,710	12/20/2022	1.750%	6 month LIBOR	11,037	5,719
	SEK	26,910	12/20/2022	2.750%	3 month STIBOR	(26,309)	60,282
	USD	7,010	12/20/2022	3.000%	3 month LIBOR	(54,004)	107,949
	GBP	1,130	12/20/2022	3.000%	6 month LIBOR	(7,232)	32,397
	EUR	1,680	12/20/2022	3.000%	6 month LIBOR	61,499	26,488
	AUD	1,190	12/20/2022	4.500%	6 month BBSW	(16,033)	23,278
	NOK	6,370	12/20/2022	4.000%	6 month NIBOR	1,441	14,686
	AUD	430	6/19/2023	3.750%	6 month BBSW	(11,937)	9,688
	EUR	7,870	6/19/2023	1.750%	6 month LIBOR	(113,921)	360,994
	JPY	588,610	6/19/2023	0.750%	6 month JYOR	(55,358)	44,391
	JPY	320,340	6/19/2023	6 month JYOR	0.750%	(6,393)	12,361
	EUR	840	6/19/2043	2.250%	6 month LIBOR	(39,394)	63,913
Citibank, N.A.	EUR	224,870	6/18/2014	0.336%	6 month EURO	—	66,869
	AUD	7,580	6/19/2018	3.250%	6 month BBSW	(179,632)	163,215
	EUR	2,160	2/7/2022	2.453%	6 month EURO	—	74,171
	EUR	5,610	2/13/2022	2.450%	6 month EURO	—	189,590
	GBP	3,300	12/20/2022	3.000%	6 month LIBOR	8,300	65,191
	AUD	2,800	12/20/2022	4.500%	6 month BBSW	(28,289)	45,336
	SEK	15,310	12/20/2022	2.750%	3 month STIBOR	(21,022)	40,350
	EUR	1,060	12/20/2022	3.000%	6 month LIBOR	35,334	20,181
	USD	3,410	12/20/2022	3.000%	3 month LIBOR	16,884	9,357
	JPY	318,800	6/19/2023	6 month JYOR	0.750%	(17,303)	23,243
	USD	530	6/19/2023	1.750%	3 month LIBOR	(10,554)	3,524
Credit Suisse International	AUD	1,300	6/19/2018	3.250%	6 month BBSW	(29,166)	26,350
	EUR	1,600	2/8/2022	2.455%	6 month EURO	—	55,018
	CHF	10,900	12/20/2022	1.750%	6 month LIBOR	(9,969)	77,361
	USD	4,810	12/20/2022	3.000%	3 month LIBOR	(15,969)	52,984
	GBP	2,680	12/20/2022	3.000%	6 month LIBOR	35,872	23,811
	SEK	20,210	6/19/2023	2.000%	3 month STIBOR	(51,065)	27,460
	EUR	15,170	6/19/2023	1.750%	6 month LIBOR	351,898	124,355
	JPY	164,380	6/19/2023	6 month JYOR	0.750%	(2,688)	5,750
	EUR	2,020	6/19/2023	6 month LIBOR	1.750%	(64,238)	2
	USD	4,680	6/19/2028	3 month LIBOR	2.250%	51,406	57,018
Deutsche Bank AG	JPY	1,338,650	12/20/2022	1.250%	6 month JYOR	87,528	48,212
	CHF	2,010	12/20/2022	1.750%	6 month LIBOR	7,338	5,089
	USD	2,250	6/19/2023	1.750%	3 month LIBOR	(28,011)	3,381
	AUD	1,300	6/19/2023	3.750%	6 month BBSW	(38,385)	31,583
	EUR	1,710	6/19/2023	6 month LIBOR	1.750%	(55,473)	2
JPMorgan Chase Bank, N.A.	NOK	9,790	12/20/2022	4.000%	6 month NIBOR	(12,103)	36,888
	AUD	1,440	12/20/2022	4.500%	6 month BBSW	(19,186)	27,954
	GBP	510	12/20/2022	3.000%	6 month LIBOR	(983)	12,341
	JPY	290,260	12/20/2022	1.250%	6 month JYOR	21,652	7,665
	USD	1,620	6/19/2023	1.750%	3 month LIBOR	(32,457)	10,968
Morgan Stanley & Co. International PLC	USD	1,810	6/19/2018	1.000%	3 month LIBOR	(12,650)	23,076
	JPY	876,040	6/19/2020	6 month JYOR	0.500%	(9,855)	32,419
	NZD	3,450	12/20/2022	4.500%	3 month NZ Bank Bill	(39,193)	50,357
	NZD	2,930	6/19/2023	3 month NZ Bank Bill	3.750%	(1,374)	17,663
	EUR	6,200	6/19/2023	1.750%	6 month LIBOR	26,554	168,091
	AUD	600	6/19/2023	3.750%	6 month BBSW	(15,348)	12,209
Royal Bank of Canada	AUD	1,570	6/19/2018	3.250%	6 month BBSW	(36,322)	32,921
	CAD	6,350	6/19/2018	1.750%	3 month CDOR	30,046	12,600
	CAD	3,790	12/20/2022	3.000%	3 month CDOR	(6,154)	55,250
	AUD	420	6/19/2023	3.750%	6 month BBSW	(11,736)	9,539

							$3,338,759

				Rates Exchanged
Swap Counterparty		Notional Amount (000’s)	Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized (Depreciation)
Bank of America, N.A.	USD	6,980	6/19/2018	3 month LIBOR	1.000%	$(8,445)	$(31,763)
	CAD	2,600	9/20/2035	3 month CDOR	2.985%	—	(26,339)
Barclays Bank PLC	JPY	1,271,000	6/19/2018	0.250%	6 month JYOR	(53,299)	(50,577)
	NOK	21,340	6/19/2018	6 month NIBOR	2.500%	842	(39,363)
	JPY	1,095,390	6/19/2020	0.500%	6 month JYOR	(5,829)	(22,385)
	SEK	42,220	12/20/2022	3 month STIBOR	2.750%	35,601	(88,901)
	EUR	2,590	12/20/2022	6 month LIBOR	3.000%	(81,601)	(54,045)
	NOK	6,720	12/20/2022	6 month NIBOR	4.000%	2,623	(19,636)
	CHF	2,540	12/20/2022	6 month LIBOR	1.750%	5,443	(21,148)
	GBP	1,000	6/19/2023	6 month LIBOR	2.000%	6,374	(25,603)
	CHF	1,400	6/19/2023	1.000%	6 month LIBOR	197	(5,904)
	USD	3,480	6/19/2023	3 month LIBOR	1.750%	72,773	(26,613)
Citibank, N.A.	AUD	4,740	6/19/2018	6 month BBSW	3.250%	37,795	(27,528)
	CHF	670	12/20/2022	1.750%	6 month LIBOR	5,322	(1,179)
	JPY	315,760	12/20/2022	6 month JYOR	1.250%	(12,096)	(19,796)
	USD	2,350	12/20/2022	3 month LIBOR	3.000%	2,687	(20,771)
	EUR	4,860	12/20/2022	6 month LIBOR	3.000%	(142,849)	(111,682)
	GBP	1,480	12/20/2022	6 month LIBOR	3.000%	(27,832)	(5,128)
	NZD	750	6/19/2023	3 month NZ Bank Bill	3.750%	10,770	(6,601)
	USD	3,350	6/19/2023	3 month LIBOR	1.750%	44,881	(446)
	EUR	820	2/7/2032	6 month EURO	2.841%	—	(49,745)
	EUR	2,160	2/13/2032	6 month EURO	2.852%	—	(134,232)
Credit Suisse International	GBP	214,240	6/18/2014	6 month LIBOR	0.474%	—	(7,155)
	EUR	470	6/19/2018	6 month LIBOR	1.000%	(3,465)	(3,225)
	AUD	1,290	6/19/2018	6 month BBSW	3.250%	12,816	(10,022)
	USD	7,560	6/19/2020	3 month LIBOR	1.250%	191,533	(141,812)
	JPY	1,750	12/20/2022	6 month JYOR	1.250%	101	(278)
	NZD	580	12/20/2022	3 month NZ Bank Bill	4.500%	(1,076)	(801)
	CHF	1,870	12/20/2022	6 month LIBOR	1.750%	(5,123)	(6,439)
	USD	3,130	12/20/2022	3 month LIBOR	3.000%	(15,614)	(8,472)
	EUR	8,900	12/20/2022	6 month LIBOR	3.000%	(330,474)	(135,644)
	GBP	4,170	12/20/2022	6 month LIBOR	3.000%	9,257	(102,122)
	CHF	1,400	6/19/2023	6 month LIBOR	1.000%	3,937	—
	CAD	770	6/19/2023	2.250%	3 month CDOR	5,122	(1)
	GBP	1,000	6/19/2023	2.000%	6 month LIBOR	25,971	(12)
	USD	19,690	6/19/2023	3 month LIBOR	1.750%	273,859	(12,687)
	CAD	1,220	6/19/2023	3 month CDOR	2.250%	30,254	(37,341)
	GBP	740	6/19/2023	6 month LIBOR	2.000%	11,630	(25,860)
	EUR	620	2/8/2032	6 month EURO	2.849%	—	(38,343)
	USD	580	6/19/2043	2.750%	3 month LIBOR	15,430	(25,380)
Deutsche Bank AG	NOK	10,880	12/20/2022	6 month NIBOR	4.000%	(14,784)	(12,760)
	GBP	1,910	12/20/2022	6 month LIBOR	3.000%	(27,996)	(14,539)
	JPY	757,930	12/20/2022	6 month JYOR	1.250%	(20,331)	(56,222)
	NZD	360	6/19/2023	3 month NZ Bank Bill	3.750%	6,939	(4,938)
	CAD	820	6/19/2023	3 month CDOR	2.250%	5,284	(10,047)
	GBP	240	6/19/2023	6 month LIBOR	2.000%	8,258	(12,873)
JPMorgan Chase Bank, N.A.	NOK	2,810	6/19/2018	6 month NIBOR	2.500%	1,351	(6,423)
	JPY	366,500	12/20/2022	6 month JYOR	1.250%	(10,365)	(26,653)
	NZD	3,100	6/19/2023	3 month NZ Bank Bill	3.750%	50,006	(32,772)
Morgan Stanley & Co. International PLC	NZD	2,800	6/19/2018	3 month NZ Bank Bill	3.250%	24,405	(19,324)
	JPY	189,440	6/19/2023	6 month JYOR	0.750%	19,708	(16,179)
	NOK	8,050	6/19/2018	6 month NIBOR	2.500%	3,528	(18,058)
	NZD	1,820	12/20/2022	3 month NZ Bank Bill	4.500%	(3,720)	(2,169)
	NOK	7,510	12/20/2022	6 month NIBOR	4.000%	2,799	(21,812)
	JPY	1,884,290	12/20/2022	6 month JYOR	1.250%	(55,605)	(134,712)
Royal Bank of Canada	CAD	3,740	6/19/2018	3 month CDOR	1.750%	(584)	(24,534)
	CAD	3,270	12/20/2022	3 month CDOR	3.000%	(35,511)	(6,931)
	CAD	1,180	6/19/2023	3 month CDOR	2.250%	23,801	(30,655)

							$(1,796,580)

Total						$ (465,262)	$1,542,179

Centrally Cleared Interest Rate Swap Contracts #
			Rates Exchanged
	Notional Amount (000's)	Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized Appreciation
JPY	583,000	4/24/2025	6 month JYOR	1.030%	$7,104	$5,203
JPY	300,000	4/24/2030	6 month JYOR	1.480%	(4,349)	991

						$6,194

			Rates Exchanged
	Notional Amount (000's)	Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized Depreciation
JPY	365,000	4/24/2020	0.610%	6 month JYOR	2,912	$(5,206)

Total					$5,667	$988

# Illiquid security. At April 30, 2013, the aggregate value of these securities was $1,083,572 representing 0.3% of net assets.

BBSW—Bank Bill Swap Reference Rate

CDOR—Canadian Dollar Offered Rate

EURO—Euro Offered Rate

JYOR—Japanese Yen Offered Rate

LIBOR—London Interbank Offered Rate

NIBOR—Norwegian Interbank Offered Rate

NZ Bank Bill—New Zealand Bank Bill Reference Rate

STIBOR—Stockholm Interbank Offered Rate

Over the Counter Credit Default Swaps on Credit Indicies — Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Termination Date	Counterparty	Implied Credit Spread at April 30, 2013 (2)	Notional Amount (3)	Value at April 30, 2013 (4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX North American Investment Grade Index	(1.000)%	6/20/2014	Bank of America, N.A.	0.0575%	$ 6,800,000	$ (73,529)	$ (35,136)	$ (38,393)
CDX North American Investment Grade Index	(1.000)%	6/20/2014	Morgan Stanley & Co. International PLC	0.0575%	11,850,000	(128,136)	(57,492)	(70,644)

Total						$ (201,665)	$ (92,628)	$ (109,037)

Over the Counter Credit Default Swaps on Credit Indicies — Sell Protection (5)

Reference Obligation	Fixed Deal Receive Rate	Termination Date	Counterparty	Implied Credit Spread at April 30, 2013 (2)	Notional Amount (3)	Value at April 30, 2013 (4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX North American Investment Grade Index	1.000%	6/20/2016	Bank of America, N.A.	0.3875%	$ 2,100,000	$ 40,533	$ 3,780	$ 36,753
CDX North American Investment Grade Index	1.000%	12/20/2017	Credit Suisse International	0.6574%	8,800,000	135,960	25,152	110,808
CDX North American Investment Grade Index	1.000%	6/20/2016	Morgan Stanley & Co. International PLC	0.3875%	9,900,000	191,086	16,966	174,120
CDX North American Investment Grade Index	1.000%	12/20/2017	JPMorgan Chase Bank, N.A.	0.6574%	2,300,000	35,535	3,306	32,229

Total						$ 403,114	$ 49,204	$ 353,910

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

Industry Allocation*

Sovereign	37.7%
United States Treasury Notes	23.3
Diversified Financial Services	11.1
Banks-Commercial	6.1
Sovereign Agency	3.3
Federal National Mtg. Assoc.	2.5
Banks-Special Purpose	2.2
Banks-Money Center	1.4
Collateralized Mortgage Obligation—Other	1.3
Diversified Banking Institutions	1.2
Tobacco	1.1
United States Treasury Bonds	0.9
Multimedia	0.7
Computers	0.7
SupraNational Banks	0.6
Oil Companies-Integrated	0.5
Oil Companies-Exploration & Production	0.5
Insurance-Mutual	0.5
Pharmacy Services	0.4
Finance-Consumer Loans	0.4
Time Deposits	0.4
Brewery	0.4
Federal Home Loan Mtg. Corp.	0.4
Applications Software	0.4
Finance-Commercial	0.3
Beverages-Wine/Spirits	0.3
Medical-Generic Drugs	0.2
Agricultural Operations	0.2
Finance-Credit Card	0.2
Electronic Components-Semiconductors	0.2
Electric-Distribution	0.2
Medical-Drugs	0.2
Banks-Mortgage	0.1
Special Purpose Entities	0.1
Airport Development/Maintenance	0.1
Pipelines	0.1
Retail-Drug Store	0.1

100.3%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2013 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Asset Backed Securities	$—	$42,204,561	$—	$42,204,561
Corporate Bonds & Notes:
United States	—	24,810,524	—	24,810,524
Other Countries*	—	56,130,844	—	56,130,844
Government Agencies:
Italy	—	21,271,184	—	21,271,184
Japan	—	36,453,297	—	36,453,297
Other Countries*	—	65,840,186	—	65,840,186
Government Treasuries:
United States	—	88,212,241	—	88,212,241
Other Countries*	—	24,210,905	—	24,210,905
Foreign Debt Obligations	—	4,704,233	—	4,704,233
Short-Term Investment Securities:
Time Deposits	—	1,463,000	—	1,463,000
Other Financial Instruments:@
Open Futures Contracts-Appreciation	492,461	—	—	492,461
Open Forward Foreign Currency Contracts-Appreciation	—	2,867,413	—	2,867,413
Over the Counter Interest Rate Swap Contracts-Appreciation	—	3,338,759	—	3,338,759
Centrally Cleared Interest Rate Swap Contracts-Appreciation	—	6,194	—	6,194
Over the Counter Credit Default Swaps on Credit Indices-Sell Protection-Appreciation	—	353,910	—	353,910

Total	$492,461	$371,867,251	$—	$372,359,712

LIABILITIES:
Forward Sales Contracts:
U.S. Government Agencies	—	2,171,094	—	2,171,094
Other Financial Instruments:@
Open Futures Contracts-Depreciation	918,548	—	—	918,548
Open Forward Foreign Currency Contracts-Depreciation	—	2,348,813	—	2,348,813
Over the Counter Interest Rate Swap Contracts-Depreciation	—	1,796,580	—	1,796,580
Centrally Cleared Interest Rate Swap Contracts-Depreciation	—	5,206	—	5,206
Over the Counter Credit Default Swaps on Credit Indices-Buy Protection-Depreciation	—	109,037	—	109,037

Total	$918,548	$6,430,730	$—	$7,349,278

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country classification, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no materials transfers between Levels during the reporting period.

At the beginning of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 investments at the end of the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2013 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

U.S. CORPORATE BONDS & NOTES — 82.6%
Advertising Services — 0.6%
Checkout Holding Corp. Senior Notes zero coupon due 11/15/2015*	$1,505,000	$1,173,900
Griffey Intermediate, Inc./Griffey Finance Sub. LLC Senior Notes 7.00% due 10/15/2020*	412,000	417,150
Visant Corp. Company Guar. Notes 10.00% due 10/01/2017	875,000	848,750

		2,439,800

Aerospace/Defense-Equipment — 0.4%
Erickson Air-Crane, Inc. Sec. Notes 8.25% due 05/01/2020*	1,505,000	1,550,150

Airlines — 0.6%
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class B 7.63% due 07/02/2016	305,774	266,024
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class B 9.06% due 07/02/2017	202,731	196,649
Continental Airlines Pass Through Certs. Series 2012-3, Class C 6.13% due 04/29/2018	1,648,000	1,680,960

		2,143,633

Alternative Waste Technology — 0.7%
ADS Waste Holdings, Inc. Senior Notes 8.25% due 10/01/2020*	2,487,000	2,717,047

Auction House/Art Dealers — 0.3%
Sotheby’s Company Guar. Notes 5.25% due 10/01/2022*	1,135,000	1,161,956

Auto-Cars/Light Trucks — 0.5%
Chrysler Group LLC/CG Co-Issuer, Inc. Sec. Notes 8.25% due 06/15/2021	1,550,000	1,778,625

Auto/Truck Parts & Equipment-Original — 0.5%
Affinia Group, Inc. Senior Notes 7.75% due 05/01/2021*	1,815,000	1,867,181

Banks-Commercial — 1.7%
CIT Group, Inc. Senior Notes 5.00% due 08/15/2022	950,000	1,062,413
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	3,050,000	3,438,875
Synovus Financial Corp. Senior Notes 7.88% due 02/15/2019	1,655,000	1,899,112

		6,400,400

Beverages-Non-alcoholic — 0.6%
Innovation Ventures LLC/Innovation Ventures Finance Corp. Senior Sec. Notes 9.50% due 08/15/2019*	2,792,000	2,470,920

Broadcast Services/Program — 0.3%
Nexstar Broadcasting, Inc. Company Guar. Notes 6.88% due 11/15/2020*	975,000	1,038,375

Building & Construction Products-Misc. — 0.4%
Building Materials Corp. of America Senior Notes 6.75% due 05/01/2021*	1,525,000	1,688,938

Building & Construction-Misc. — 0.3%
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023*	1,127,000	1,169,263

Building Products-Cement — 1.2%
Cemex Finance LLC Senior Sec. Notes 9.38% due 10/12/2022*	600,000	688,500
Cemex Finance LLC Senior Sec. Notes 9.50% due 12/14/2016	1,375,000	1,478,125
Headwaters, Inc. Sec. Notes 7.63% due 04/01/2019	2,350,000	2,543,875

		4,710,500

Building-Residential/Commercial — 0.7%
MDC Holdings, Inc. Company Guar. Notes 6.00% due 01/15/2043	1,701,000	1,663,450
Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	900,000	1,014,750

		2,678,200

Cable/Satellite TV — 2.0%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.25% due 03/15/2021*	1,800,000	1,845,000
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.50% due 04/30/2021	2,110,000	2,289,350
DISH DBS Corp. Senior Notes 4.25% due 04/01/2018*	942,000	925,515
Echostar DBS Corp. Company Guar. Notes 7.75% due 05/31/2015	1,250,000	1,379,687
WideOpenWest Finance LLC/WideOpenWest Capital Corp. Company Guar. Notes 10.25% due 07/15/2019*	900,000	1,012,500

		7,452,052

Casino Hotels — 2.6%
Caesars Entertainment Operating Co., Inc. Senior Sec. Notes 8.50% due 02/15/2020	2,765,000	2,668,225
Caesars Entertainment Operating Co., Inc. Company Guar. Notes 10.75% due 02/01/2016	1,130,000	1,011,350
CityCenter Holdings LLC/CityCenter Finance Corp. Sec. Notes 10.75% due 01/15/2017(6)	1,888,450	2,089,098
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/2019*	1,190,000	1,341,725
Eldorado Resorts LLC/Eldorado Capital Corp. Senior Sec. Notes 8.63% due 06/15/2019*	1,324,000	1,304,140
Station Casinos LLC Senior Notes 7.50% due 03/01/2021*	1,529,000	1,613,095

		10,027,633

Casino Services — 1.0%
Chukchansi Economic Development Authority Sec. Notes 9.75% due 05/30/2020*(10)	1,033,811	537,582
Graton Economic Development Authority Senior Sec. Notes 9.63% due 09/01/2019*	1,575,000	1,787,625
Greektown Superholdings, Inc. Sec. Notes, Series A 13.00% due 07/01/2015	723,000	776,321
Greektown Superholdings, Inc. Sec. Notes, Series B 13.00% due 07/01/2015	630,000	676,463

		3,777,991

Cellular Telecom — 1.8%
Cricket Communications, Inc. Senior Sec. Notes 7.75% due 05/15/2016	1,802,000	1,874,080
Cricket Communications, Inc. Company Guar. Notes 7.75% due 10/15/2020	1,610,000	1,638,175
MetroPCS Wireless, Inc. Company Guar. Notes 6.63% due 04/01/2023*	1,611,000	1,731,825
Sprint Nextel Corp. Senior Notes 7.00% due 08/15/2020	1,636,000	1,791,420

		7,035,500

Chemicals-Diversified — 0.5%
Olin Corp. Senior Notes 5.50% due 08/15/2022	1,725,000	1,798,313

Chemicals-Other — 0.4%
Taminco Global Chemical Corp. Sec. Notes 9.75% due 03/31/2020*	1,440,000	1,634,400

Chemicals-Plastics — 0.3%
PolyOne Corp. Senior Notes 5.25% due 03/15/2023*	1,223,000	1,290,265

Chemicals-Specialty — 0.8%
Tronox Finance LLC Company Guar. Notes 6.38% due 08/15/2020*	3,194,000	3,186,015

Coal — 2.0%
Alpha Natural Resources, Inc. Company Guar. Notes 6.00% due 06/01/2019	1,686,000	1,576,410
Arch Coal, Inc. Company Guar. Notes 9.88% due 06/15/2019*	1,365,000	1,419,600
CONSOL Energy, Inc. Company Guar. Notes 6.38% due 03/01/2021	1,596,000	1,667,820
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II Company Guar. Notes 8.38% due 06/01/2020	1,440,000	1,557,000
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Senior Notes 7.38% due 02/01/2020*	1,390,000	1,483,825

		7,704,655

Coatings/Paint — 0.5%
US Coatings Acquisition Inc./Flash Dutch 2 BV Company Guar. Notes 7.38% due 05/01/2021*	1,684,000	1,797,670

Commercial Services — 0.4%
Live Nation Entertainment, Inc. Company Guar. Notes 7.00% due 09/01/2020*	1,550,000	1,687,563

Commercial Services-Finance — 0.6%
Harland Clarke Holdings Corp. Senior Sec. Notes 9.75% due 08/01/2018*	1,910,000	2,103,387

Consulting Services — 0.4%
FTI Consulting, Inc. Company Guar. Notes 6.75% due 10/01/2020	1,530,000	1,665,788

Consumer Products-Misc. — 1.3%
American Achievement Corp. Sec. Notes 10.88% due 04/15/2016*	2,193,000	2,214,930

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020	1,275,000	1,335,562
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Company Guar. Notes 9.88% due 08/15/2019	1,175,000	1,318,938

		4,869,430

Containers-Metal/Glass — 1.3%
Ball Corp. Company Guar. Notes 7.38% due 09/01/2019	1,381,000	1,526,005
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/2026	2,913,000	3,320,820

		4,846,825

Containers-Paper/Plastic — 1.5%
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. Company Guar. Notes 10.13% due 07/15/2020*	1,450,000	1,609,500
Packaging Dynamics Corp. Senior Sec. Notes 8.75% due 02/01/2016*	1,355,000	1,419,362
Sealed Air Corp. Senior Notes 5.25% due 04/01/2023*	1,005,000	1,040,175
Tekni-Plex, Inc. Senior Sec. Notes 9.75% due 06/01/2019*	1,440,000	1,598,400

		5,667,437

Data Processing/Management — 0.4%
First Data Corp. Senior Sec. Notes 6.75% due 11/01/2020*	1,450,000	1,555,125

Direct Marketing — 0.4%
Catalina Marketing Corp. Company Guar. Notes 11.63% due 10/01/2017*	1,300,100	1,381,356

Diversified Banking Institutions — 1.7%
Ally Financial, Inc. Company Guar. Notes 5.50% due 02/15/2017	1,755,000	1,912,818
Ally Financial, Inc. Sub. Notes 8.00% due 12/31/2018	3,757,000	4,508,400

		6,421,218

Diversified Manufacturing Operations — 0.9%
Harland Clarke Holdings Corp. Company Guar. Notes 9.50% due 05/15/2015	1,275,000	1,278,188
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	2,170,000	2,281,212

		3,559,400

E-Commerce/Products — 0.8%
Netflix, Inc. Senior Notes 5.38% due 02/01/2021*	2,839,000	2,924,170

Electric-Generation — 1.0%
AES Corp. Senior Notes 4.88% due 05/15/2023	220,000	224,400
AES Corp. Senior Notes 8.00% due 10/15/2017	1,245,000	1,490,887
Edison Mission Energy Senior Notes 7.63% due 05/15/2027(2)(10)	1,890,000	1,082,025
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs., Series B 9.24% due 07/02/2017	765,956	842,552

		3,639,864

Electric-Integrated — 0.1%
Mirant Mid Atlantic LLC Pass-Through Trust Pass Through Certs., Series B 9.13% due 06/30/2017	435,358	485,424

Electronic Components-Semiconductors — 0.7%
Amkor Technology, Inc. Senior Notes 6.38% due 10/01/2022	1,625,000	1,673,750
Amkor Technology, Inc. Senior Notes 6.63% due 06/01/2021	851,000	878,657

		2,552,407

Enterprise Software/Service — 0.5%
Epicor Software Corp. Company Guar. Notes 8.63% due 05/01/2019	1,826,000	1,990,340

Finance-Auto Loans — 0.3%
General Motors Financial Co., Inc. Company Guar. Notes 6.75% due 06/01/2018	1,100,000	1,256,750

Finance-Commercial — 0.5%
Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 7.38% due 04/01/2020*	1,685,000	1,752,400

Finance-Leasing Companies — 0.9%
Air Lease Corp. Company Guar. Notes 4.75% due 03/01/2020	2,225,000	2,302,875

Air Lease Corp. Senior Notes 6.13% due 04/01/2017	925,000	1,012,875

		3,315,750

Financial Guarantee Insurance — 0.5%
Assured Guaranty Municipal Holdings, Inc. FRS Company Guar. Notes 6.40% due 12/15/2066*	2,245,000	2,076,625

Firearms & Ammunition — 0.3%
FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020*	900,000	975,375

Food-Dairy Products — 0.3%
Land O’ Lakes, Inc. Senior Notes 6.00% due 11/15/2022*	915,000	984,769

Food-Misc./Diversified — 0.5%
Chiquita Brands International, Inc. Senior Sec. Notes 7.88% due 02/01/2021*	1,665,000	1,785,713

Gambling (Non-Hotel) — 0.1%
Waterford Gaming LLC Senior Notes 8.63% due 09/15/2014*(1)(3)	944,685	377,874

Home Furnishings — 0.4%
Norcraft Cos. LP/Norcraft Finance Corp. Sec. Notes 10.50% due 12/15/2015	1,487,000	1,557,633

Independent Power Producers — 1.7%
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/2020*	1,206,000	1,365,795
Calpine Corp. Senior Sec. Notes 7.88% due 01/15/2023*	1,050,000	1,202,250
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018	1,175,000	1,395,313
NRG Energy, Inc. Company Guar.Notes 6.63% due 03/15/2023*	625,000	681,250
NRG Energy, Inc. Company Guar. Notes 7.63% due 01/15/2018	1,635,000	1,894,556

		6,539,164

Marine Services — 0.7%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/2019	2,388,000	2,525,310

Medical Instruments — 0.6%
Accellent, Inc. Senior Sec. Notes 8.38% due 02/01/2017	2,185,000	2,327,025

Medical Products — 0.8%
Universal Hospital Services, Inc. Sec. Notes 7.63% due 08/15/2020	1,525,000	1,650,812
Universal Hospital Services, Inc. Sec. Notes 7.63% due 08/15/2020*	1,303,000	1,408,869

		3,059,681

Medical-Drugs — 1.2%
Endo Pharmaceuticals Holdings, Inc. Company Guar. Notes 7.00% due 07/15/2019	2,350,000	2,573,250
Valeant Pharmaceuticals International Company Guar. Notes 6.88% due 12/01/2018*	1,775,000	1,932,531

		4,505,781

Medical-Hospitals — 3.5%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/2017	2,350,000	2,540,937
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	619,000	714,945
HCA, Inc. Senior Notes 7.19% due 11/15/2015	675,000	749,250
HCA, Inc. Senior Notes 7.50% due 11/15/2095	3,588,000	3,327,870
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	3,328,000	3,519,360
Tenet Healthcare Corp. Senior Notes 6.75% due 02/01/2020	785,000	851,725
Tenet Healthcare Corp. Senior Notes 6.88% due 11/15/2031	1,770,000	1,654,950

		13,359,037

Motion Pictures & Services — 0.2%
NAI Entertainment Holdings LLC Senior Sec. Notes 8.25% due 12/15/2017*	563,000	610,855

MRI/Medical Diagnostic Imaging — 0.8%
Radnet Management, Inc. Company Guar. Notes 10.38% due 04/01/2018	3,025,000	3,236,750

Music — 0.3%
WMG Acquisition Corp. Senior Sec. Notes 6.00% due 01/15/2021*	1,238,000	1,324,660

Non-Ferrous Metals — 0.0%
Renco Metals, Inc. Company Guar. Notes 11.50% due 07/01/2003†(1)(3)(8)(9)	600,000	0

Non-Hazardous Waste Disposal — 0.6%
Casella Waste Systems, Inc. Company Guar. Notes 7.75% due 02/15/2019	2,303,000	2,228,152

Oil & Gas Drilling — 0.3%
Hercules Offshore, Inc. Sec. Notes 10.50% due 10/15/2017*	1,004,000	1,091,850

Oil Companies-Exploration & Production — 9.2%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 9.63% due 10/15/2018	1,510,000	1,623,250
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp. Senior Notes 7.75% due 01/15/2021*	1,340,000	1,313,200
Carrizo Oil & Gas, Inc. Company Guar. Notes 7.50% due 09/15/2020	1,925,000	2,088,625
Chaparral Energy, Inc. Company Guar. Notes 7.63% due 11/15/2022	790,000	872,950
Chaparral Energy, Inc. Company Guar. Notes 8.25% due 09/01/2021	1,105,000	1,248,650
Chesapeake Energy Corp. Company Guar. Notes 5.75% due 03/15/2023	666,000	722,610
Chesapeake Energy Corp. Company Guar. Notes 9.50% due 02/15/2015	1,435,000	1,621,550
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023*	971,000	1,035,329
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022	900,000	1,032,750
EPL Oil & Gas, Inc. Company Guar. Notes 8.25% due 02/15/2018*	1,705,000	1,832,875
EPL Oil & Gas, Inc. Company Guar. Notes 8.25% due 02/15/2018	460,000	495,650
EV Energy Partners LP/EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/2019	2,160,000	2,300,400
Halcon Resources Corp. Senior Notes 8.88% due 05/15/2021*	2,450,000	2,627,625
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 6.25% due 11/01/2019*	1,480,000	1,546,600
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 7.75% due 02/01/2021	400,000	438,000
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 8.63% due 04/15/2020	515,000	575,513
Memorial Production Partners LP/Memorial Production Finance Corp. Company Guar. Notes 7.63% due 05/01/2021*	940,000	958,800
Milagro Oil & Gas, Inc. Sec. Notes 10.50% due 05/15/2016(16)	1,070,000	834,600
Penn Virginia Corp. Company Guar. Notes 7.25% due 04/15/2019	1,595,000	1,571,075
Penn Virginia Corp. Company Guar. Notes 8.50% due 05/01/2020*	1,165,000	1,170,825
Plains Exploration & Production Co. Company Guar. Notes 6.13% due 06/15/2019	800,000	887,000
Plains Exploration & Production Co. Company Guar. Notes 6.88% due 02/15/2023	1,264,000	1,439,380
QEP Resources, Inc. Senior Notes 6.88% due 03/01/2021	975,000	1,123,687
Rex Energy Corp. Company Guar. Notes 8.88% due 12/01/2020*	1,650,000	1,763,437
Rosetta Resources, Inc. Company Guar. Notes 5.63% due 05/01/2021	769,000	801,683
Samson Investment Co. Senior Notes 9.75% due 02/15/2020*	1,950,000	2,071,875
Talos Production LLC/Talos Production Finance, Inc. Senior Notes 9.75% due 02/15/2018*	1,185,000	1,167,225

		35,165,164

Oil Refining & Marketing — 0.3%
Alon Refining Krotz Springs, Inc. Senior Sec. Notes 13.50% due 10/15/2014	1,245,000	1,332,150

Oil-Field Services — 1.9%
Exterran Holdings, Inc. Company Guar. Notes 7.25% due 12/01/2018	1,420,000	1,531,825

Exterran Partners LP/EXLP Finance Corp. Company Guar. Notes 6.00% due 04/01/2021*	1,350,000	1,377,000
Green Field Energy Services, Inc. Senior Sec. Notes 13.25% due 11/15/2016*	2,150,000	2,214,500
Hiland Partners LP/Hiland Partners Finance Corp. Company Guar. Notes 7.25% due 10/01/2020*	975,000	1,084,687
Oil States International, Inc. Company Guar. Notes 6.50% due 06/01/2019	800,000	860,000

		7,068,012

Paper & Related Products — 1.3%
Boise Cascade LLC/Boise Cascade Finance Corp. Company Guar. Notes 6.38% due 11/01/2020*	1,650,000	1,765,500
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023*	1,700,000	1,691,500
Longview Fibre Paper & Packaging, Inc. Senior Sec. Notes 8.00% due 06/01/2016*	1,528,000	1,596,760

		5,053,760

Petrochemicals — 0.4%
PetroLogistics LP/PetroLogistics Finance Corp. Company Guar. Notes 6.25% due 04/01/2020*	1,435,000	1,456,525

Pipelines — 3.2%
Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 6.13% due 07/15/2022	1,830,000	2,013,000
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. Company Guar. Notes 6.63% due 10/01/2020*	1,250,000	1,315,625
Copano Energy LLC/Copano Energy Finance Corp. Company Guar. Notes 7.13% due 04/01/2021	1,175,000	1,360,062
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	1,425,000	1,667,250
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 7.88% due 12/15/2018	1,515,000	1,666,500
Inergy Midstream LP/Finance Corp. Company Guar. Notes 6.00% due 12/15/2020*	1,260,000	1,329,300
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 5.50% due 02/15/2023	450,000	493,875
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 6.50% due 08/15/2021	556,000	612,990
Southern Star Central Corp. Senior Notes 6.75% due 03/01/2016	775,000	783,719
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.25% due 05/01/2023*	953,000	1,010,180

		12,252,501

Printing-Commercial — 0.9%
RR Donnelley & Sons Co. Senior Notes 8.25% due 03/15/2019	1,600,000	1,784,000
Valassis Communications, Inc. Company Guar. Notes 6.63% due 02/01/2021	1,405,000	1,489,300

		3,273,300

Publishing-Newspapers — 0.6%
McClatchy Co. Senior Sec. Notes 9.00% due 12/15/2022*	1,910,000	2,105,775

Real Estate Investment Trusts — 2.4%
Geo Group, Inc. Company Guar. Notes 6.63% due 02/15/2021	1,200,000	1,329,000
Host Hotels & Resorts LP Company Guar. Notes 4.75% due 03/01/2023	610,000	663,375
Host Hotels & Resorts LP Senior Notes 5.25% due 03/15/2022	1,232,000	1,373,680
Omega Healthcare Investors, Inc. Company Guar. Notes 5.88% due 03/15/2024	1,378,000	1,505,465
RHP Hotel Properties LP/RHP Finance Corp. Company Guar. Notes 5.00% due 04/15/2021*	2,160,000	2,208,600
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 8.13% due 11/01/2018	1,900,000	2,071,000

		9,151,120

Real Estate Management/Services — 0.8%
Kennedy-Wilson, Inc. Company Guar. Notes 8.75% due 04/01/2019	2,780,000	3,054,525

Real Estate Operations & Development — 0.6%
First Industrial LP Senior Notes 5.75% due 01/15/2016	2,125,000	2,272,061

Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/2014†(1)(3)	3,385,000	128

Rental Auto/Equipment — 1.0%
Ashtead Capital, Inc. Sec. Notes 6.50% due 07/15/2022*	715,000	788,288
H&E Equipment Services, Inc. Company Guar. Notes 7.00% due 09/01/2022	910,000	1,007,825
NES Rentals Holdings, Inc. Senior Sec. Notes 7.88% due 05/01/2018*	230,000	236,900
United Rentals North America, Inc. Company Guar. Notes 6.13% due 06/15/2023	1,565,000	1,686,287

		3,719,300

Retail-Apparel/Shoe — 0.5%
CDR DB Sub, Inc. Senior Notes 7.75% due 10/15/2020*	1,300,000	1,363,375
L Brands, Inc. Company Guar. Notes 6.63% due 04/01/2021	615,000	706,481

		2,069,856

Retail-Bedding — 0.3%
Serta Simmons Holdings LLC Senior Notes 8.13% due 10/01/2020*	1,199,000	1,281,431

Retail-Drug Store — 0.4%
Rite Aid Corp. Senior Sec. Notes 8.00% due 08/15/2020	1,475,000	1,685,188

Retail-Misc./Diversified — 0.1%
CST Brands, Inc. Company Guar. Notes 5.00% due 05/01/2023*	388,000	398,185

Retail-Office Supplies — 0.5%
Office Depot, Inc. Senior Sec. Notes 9.75% due 03/15/2019*	1,661,000	1,949,599

Retail-Pet Food & Supplies — 0.4%
Radio Systems Corp. Sec. Notes 8.38% due 11/01/2019*	1,269,000	1,380,038

Retail-Propane Distribution — 0.1%
AmeriGas Finance LLC/AmeriGas Finance Corp. Company Guar. Notes 6.75% due 05/20/2020	210,000	232,575

Retail-Restaurants — 1.5%
Dave & Buster’s, Inc. Company Guar. Notes 11.00% due 06/01/2018	1,265,000	1,431,031
Landry’s, Inc. Senior Notes 9.38% due 05/01/2020*	1,495,000	1,646,369
Wok Acquisition Corp. Company Guar. Notes 10.25% due 06/30/2020*	2,455,000	2,697,431

		5,774,831

Retail-Toy Stores — 0.6%
Toys R Us Property Co. II LLC Senior Sec. Notes 8.50% due 12/01/2017	2,000,000	2,147,500

Rubber/Plastic Products — 0.0%
Venture Holdings Co. LLC Escrow Notes 11.00% due 06/01/2007†(1)(3)(8)(9)	750,000	0

Shipbuilding — 0.3%
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/2021	891,000	991,238

Steel Pipe & Tube — 0.7%
JMC Steel Group, Inc. Senior Notes 8.25% due 03/15/2018*	2,390,000	2,500,537

Steel-Producers — 0.8%
AK Steel Corp. Senior Sec. Notes 8.75% due 12/01/2018*	1,465,000	1,626,150
Ryerson, Inc./Joseph T Ryerson & Son, Inc. Senior Sec. Notes 9.00% due 10/15/2017*	1,195,000	1,302,550

		2,928,700

Storage/Warehousing — 0.5%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/2020	1,737,000	1,941,098

Telecom Services — 0.4%
Consolidated Communications Finance Co. Company Guar. Notes 10.88% due 06/01/2020*	1,375,000	1,582,969

Telephone-Integrated — 3.0%
CenturyLink, Inc. Senior Notes 5.80% due 03/15/2022	1,580,000	1,672,432
Cincinnati Bell, Inc. Company Guar. Notes 8.38% due 10/15/2020	360,000	386,100
Cincinnati Bell, Inc. Company Guar. Notes 8.75% due 03/15/2018	1,075,000	1,096,500

Frontier Communications Corp. Senior Notes 8.13% due 10/01/2018	1,105,000	1,281,800
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032	3,450,000	4,079,625
Windstream Corp. Company Guar. Notes 6.38% due 08/01/2023	1,779,000	1,841,265
Windstream Corp. Company Guar. Notes 7.00% due 03/15/2019	1,000,000	1,023,750

		11,381,472

Television — 0.2%
Local TV Finance LLC Senior Notes 9.25% due 06/15/2015*(6)	897,304	899,547

Theaters — 0.5%
Cinemark USA, Inc. Company Guar. Notes 5.13% due 12/15/2022*	1,770,000	1,831,950

Transport-Equipment & Leasing — 0.2%
Aviation Capital Group Corp. Senior Notes 4.63% due 01/31/2018*	732,000	763,554

Transport-Services — 0.7%
Bristow Group, Inc. Company Guar. Notes 6.25% due 10/15/2022	1,102,000	1,201,180
Era Group, Inc. Company Guar. Notes 7.75% due 12/15/2022*	1,565,000	1,623,687

		2,824,867

Travel Services — 0.6%
Sabre, Inc. Senior Sec. Notes 8.50% due 05/15/2019*	1,910,000	2,124,875

Web Hosting/Design — 0.5%
Equinix, Inc. Senior Notes 4.88% due 04/01/2020	1,675,000	1,750,375

Total U.S. Corporate Bonds & Notes (cost $301,618,433)		314,105,076

FOREIGN CORPORATE BONDS & NOTES — 11.1%
Auto/Truck Parts & Equipment-Original — 0.5%
Schaeffler Finance BV Senior Sec. Notes 4.75% due 05/15/2021*	1,825,000	1,847,812

Building Products-Cement — 0.2%
Cemex SAB de CV Senior Sec. Notes 5.88% due 03/25/2019*	565,000	574,888

Cable/Satellite TV — 0.3%
Nara Cable Funding, Ltd. Senior Sec. Notes 8.88% due 12/01/2018*	1,200,000	1,284,000

Chemicals-Diversified — 0.4%
OXEA Finance/Cy SCA Senior Sec. Notes 9.50% due 07/15/2017*	1,436,000	1,554,470

Commercial Services — 0.9%
Global A&T Electronics, Ltd. Senior Sec. Notes 10.00% due 02/01/2019*	3,000,000	3,255,000

Computers-Memory Devices — 0.4%
Seagate HDD Cayman Company Guar. Notes 7.75% due 12/15/2018	1,325,000	1,460,812

Containers-Metal/Glass — 0.4%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. Senior Notes 7.00% due 11/15/2020*	1,410,000	1,491,075

Cruise Lines — 0.3%
Royal Caribbean Cruises, Ltd. Senior Notes 5.25% due 11/15/2022	1,200,000	1,242,000

Diversified Manufacturing Operations — 0.6%
Bombardier, Inc. Senior Notes 6.13% due 01/15/2023*	1,995,000	2,157,094

Diversified Minerals — 1.1%
FMG Resources August 2006 Pty, Ltd. Senior Notes 6.00% due 04/01/2017*	1,200,000	1,248,000
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.38% due 02/01/2016*	860,000	892,250
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 04/01/2022*	1,800,000	1,930,500

		4,070,750

Finance-Leasing Companies — 1.3%
AerCap Aviation Solutions BV Company Guar. Notes 6.38% due 05/30/2017	1,555,000	1,679,400
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019	1,565,000	1,744,975
Milestone Aviation Group, Ltd. Senior Notes 8.63% due 12/15/2017*	1,579,000	1,638,212

		5,062,587

Hazardous Waste Disposal — 0.4%
Tervita Corp. Senior Sec. Notes 8.00% due 11/15/2018*	1,420,000	1,487,450

Independent Power Producers — 0.0%
AES Drax Energy, Ltd. Senior Sec. Notes 11.50% due 08/30/2010†(1)(3)(9)(11)	4,590,000	0

Insurance-Multi-line — 0.5%
Catlin Insurance Co., Ltd. FRS Jr. Sub. Notes 7.25% due 12/31/2017*(5)	1,967,000	2,028,469

Metal Processors & Fabrication — 0.0%
International Utility Structures Escrow Notes 10.75% due 02/01/2008†(1)(3)	3,329,000	0

Real Estate Operations & Development — 0.4%
Mattamy Group Corp. Senior Notes 6.50% due 11/15/2020*	1,650,000	1,629,375

Satellite Telecom — 0.4%
Intelsat Luxembourg SA Senior Notes 7.75% due 06/01/2021*	1,400,000	1,477,000

Semiconductor Components-Integrated Circuits — 0.3%
NXP BV/NXP Funding LLC Senior Notes 5.75% due 03/15/2023*	1,233,000	1,303,898

Semiconductor Equipment — 0.4%
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. Company Guar. Notes 10.50% due 04/15/2018	1,350,000	1,512,000

Special Purpose Entity — 0.0%
Hellas Telecommunications Luxembourg II FRS Sub. Notes 6.03% due 01/15/2015*†(1)(3)(10)(11)	1,210,000	0

Telecom Services — 1.3%
Digicel, Ltd. Senior Notes 6.00% due 04/15/2021*	1,680,000	1,684,200
UPCB Finance III, Ltd. Senior Sec. Notes 6.63% due 07/01/2020*	1,650,000	1,794,375
Wind Acquisition Holdings Finance SA Senior Sec. Notes 12.25% due 07/15/2017*(6)(7)	1,435,971	1,540,077

		5,018,652

Therapeutics — 1.0%
Warner Chilcott Co. LLC Company Guar. Notes 7.75% due 09/15/2018	3,500,000	3,797,500

Total Foreign Corporate Bonds & Notes (cost $46,103,889)		42,254,832

LOANS(14)(15) — 3.6%
Aerospace/Defense — 0.3%
Sequa Corporation BTL-B 4.00% due 05/15/2017	1,000,000	1,020,000

Beverages-Non-alcoholic — 0.0%
Le-Natures, Inc. Escrow Loan 7.00% due 03/01/2011†(1)(3)	1,200,000	0

Building-Residential/Commercial — 0.0%
TOUSA, Inc. BTL 12.25% due 08/15/2013†(1)(2)(3)(4)(10)	1,977,417	0

Casino Hotels — 0.3%
Tropicana Entertainment BTL 7.50% due 03/16/2018	990,000	1,002,375

Coal — 0.3%
Walter Industries, Inc. BTL 4.75% due 04/01/2018	1,000,000	1,012,500

Communications Software — 0.3%
CompuCom Systems, Inc. BTL 10.25% due 10/01/2019	1,300,000	1,329,250

Computer-Software — 0.3%
Vertafore, Inc. 1st Lien 4.25% due 10/03/2019	1,000,000	1,012,500

Electric-Distribution — 0.5%
Cedar Bay Generating Co. LLC BTL 7.25% due 04/15/2020	2,080,000	2,059,200

Gambling (Non-Hotel) — 0.1%
Northfield Park Assoc. LLC 1st Lien 9.00% due 10/23/2018	475,000	488,062

Independent Power Producers — 0.1%
Dynegy , Inc. 1st Lien 4.00% due 04/23/2020	184,615	185,008

Medical-Biomedical/Gene — 0.3%
Immucor, Inc. BTL-B 5.00% due 08/19/2018	1,000,000	1,008,125

Medical-Drugs — 0.0%
Triax Pharmaceuticals LLC Escrow Loans 16.50% due 08/30/2011†(1)(3)	1,720,938	0

Medical-Hospitals — 0.1%
Ardent Health Services, Inc. BTL-B 6.75% due 03/15/2018	389,025	395,833

Oil Companies-Exploration & Production — 0.2%
Sabine Oil & Gas LLC BTL 8.75% due 12/31/2018	917,028	944,539

Pharmacy Services — 0.5%
Aptalis Pharma, Inc. BTL-B 5.50% due 02/17/2017	1,881,000	1,899,223

Printing-Commercial — 0.2%
Cenveo Corp. BTL-B 6.25% due 02/13/2017	728,000	736,645

Special Purpose Entity — 0.1%
Twin River Management Group, Inc. BTL-B 6.50% due 09/27/2018	342,222	338,800

Total Loans (cost $14,386,748)		13,432,060

COMMON STOCK — 0.0%
Medical-Drugs — 0.0%
Triax Pharmaceuticals LLC†(1)(3) (cost $0)	128,418	0

PREFERRED STOCK — 0.0%
Medical-Drugs — 0.0%
Triax Pharmaceuticals LLC, Class C†(1)(3) (cost $0)	39,177	0

WARRANTS† — 0.1%
Oil-Field Services — 0.0%
Green Field Energy Services, Inc. Expires 11/15/2021*	3,329	166,450

Publishing-Periodicals — 0.0%
Reader’s Digest Assoc., Inc. Expires 02/19/2014(1)(3)	6,261	0

Television — 0.1%
ION Media Networks, Inc. Expires 12/18/2016 (strike price $500.00)(1)(3)(4)	414	128,340
ION Media Networks, Inc. Expires 12/18/2016 (strike price $687.00)(1)(3)(4)	408	51,000

		179,340

Total Warrants (cost $115,548)		345,790

Total Long-Term Investment Securities (cost $362,224,618)		370,137,758

REPURCHASE AGREEMENT — 0.7%
State Street Bank & Trust Co. Joint Repurchase Agreement(12) (cost $2,460,000)	2,460,000	2,460,000

TOTAL INVESTMENTS (cost $364,684,618)(13)	98.0%	372,597,758
Other assets less liabilities	2.0	7,459,101

NET ASSETS	100.0%	$380,056,859

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2013, the aggregate value of these securities was $171,304,806 representing 45.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Illiquid security. At April 30, 2013, the aggregated value of these securities was $ 557,342 representing 0.1% of net assets. Unless otherwise indicated theses securities are not considered to be illiquid.
(2)	Company has filed for Chapter 11 bankruptcy protection.
(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation process, see Note 1.
(4)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of April 30, 2013, the High-Yield Bond Portfolio held the following restricted securities:

Name	Acquisition Date	Principal Amount/ Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
ION Media Networks, Inc Expires 12/18/2016 (strike price $500.00)	11/12/2010	$408	$—
	05/16/2012	6	—

		414		$128,340	$310.00	0.03%
ION Media Networks, Inc Expires 12/18/2016 (strike price $687.00)	05/16/2012	408	—	51,000	125.00	0.01
TOUSA, Inc. 12.25% due 08/15/2013 Loan Agreement	10/11/2007	1,022,829	1,004,028
	01/29/2008	11,293	11,670
	03/14/2008	10,700	11,054
	04/09/2008	26,285	21,209
	06/30/2008	37,503	29,746
	10/07/2008	39,014	21,944
	01/15/2009	37,728	18,671
	03/31/2009	35,804	10,742
	06/30/2009	37,295	11,188
	09/30/2009	38,857	14,238
	12/30/2009	40,056	—
	03/31/2010	40,396	—
	07/06/2010	42,078	—
	09/30/2010	43,840	—
	12/31/2010	45,194	—
	03/30/2011	45,576	—
	06/30/2011	47,475	—
	09/30/2011	49,462	—
	12/30/2011	50,435	—
	03/30/2012	51,836	—
	06/30/2012	53,413	2,404
	09/30/2012	55,039	—
	12/31/2012	58,585	—
	03/31/2013	56,724	—

		1,977,417	1,156,894	0	0.00	0.00

				$179,340		0.04%

(5)	Perpetual maturity — maturity date reflects the next call date.
(6)	PIK (“Payment-in-Kind”) security - Income may be paid in additional securities or cash at the discretion of the issuer.
(7)	Security currently paying interest/dividends in the form of additional bonds.
(8)	Company has filed for Chapter 7 bankruptcy protection.
(9)	Security is in default and did not pay principal at maturity.
(10)	Security in default.
(11)	Company filed for bankruptcy protection in country of issuance.
(12)	See Note 2 for the details of Joint Repurchase Agreements.
(13)	See Note 4 for cost of investments on a tax basis.
(14)	The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(15)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(16)	Bond is in default of interest subsequent to April 30, 2013.

BTL — Bank Term Loan

FRS — Floating Rate Security

The rates shown on FRS are the current interest rates at April 30, 2013 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2013 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
U.S. Corporate Bonds & Notes:
Electric-Generation	$—	$2,797,312	$842,552	$3,639,864
Electric-Integrated	—	—	485,424	485,424
Gambling (Non-Hotel)	—	—	377,874	377,874
Non-Ferrous Metals	—	—	0	0
Oil Companies-Exploration & Production	—	35,165,164	—	35,165,164
Recycling	—	—	128	128
Rubber/Plastic Products	—	—	0	0
Other Industries*	—	274,436,622	—	274,436,622
Foreign Corporate Bonds & Notes:
Independent Power Producers	—	—	0	0
Metal Processors & Fabrication	—	—	0	0
Special Purpose Entity	—	—	0	0
Other Industries*	—	42,254,832	—	42,254,832
Loans:
Beverages-Non-alcoholic	—	—	0	0
Building-Residential/Commercial	—	—	0	0
Medical-Drugs	—	—	0	0
Other Industries*	—	13,432,060	—	13,432,060
Common Stock	—	—	0	0
Preferred Stock	—	—	0	0
Warrants:
Oil-Field Services	—	166,450	—	166,450
Other Industries*	—	—	179,340	179,340
Repurchase Agreement	—	2,460,000	—	2,460,000

Total	$—	$370,712,440	$1,885,318	$372,597,758

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Total Return Bond Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2013 —

(unaudited)

Security Description	Principal Amount**/Shares		Value (Note 1)
ASSET BACKED SECURITIES — 4.8%
Diversified Financial Services — 4.8%
Access Group, Inc. FRS Student Loan Backed Note Series 2008-1, Class A 1.58% due 10/27/2025		$680,704	$690,462
ACE Securities Corp. FRS Series 2004-HE4, Class M1 1.10% due 12/25/2034		284,701	256,185
Arran Residential Mtg. Funding PLC FRS Series 2011-1A, Class A1B 1.43% due 11/19/2047*(1)	EUR	1,478,950	1,948,646
Banc of America Commercial Mtg. Trust Series 2007-3, Class A5 5.38% due 06/10/2013(2)		700,000	810,183
Bear Stearns Asset Backed Securities Trust FRS Series 2005-SD3, Class 1A 0.69% due 07/25/2035		1,637,324	1,608,484
Bear Stearns Asset Backed Securities Trust Series 2006-SD3, Class 1A1A 5.50% due 08/25/2036		309,504	270,692
Berica ABS SRL FRS Series 2011-1, Class A1 0.51% due 12/30/2055(1)	EUR	9,400,000	11,894,708
Berica Residential MBS FRS Series 8, Class A 0.54% due 03/31/2048(1)	EUR	9,652,974	11,693,951
Countrywide Home Loan Mtg. Pass Through Trust FRS Series 2005-3, Class 1A2 0.49% due 04/25/2035(1)		131,029	108,499
Countrywide Home Loan Mtg. Pass Through Trust FRS Series 2005-R2, Class 1AF1 0.54% due 06/25/2035*(1)		324,463	291,824
Credit-Based Asset Servicing and Securitization LLC FRS Series 2006-CB9, Class A1 0.26% due 11/25/2036		6,797	3,541
CWABS Asset Backed Certificates Trust VRS Series 2006-15, Class A2 5.62% due 10/25/2046		465,325	463,708
Greenpoint Mtg. Funding Trust FRS Series 2005-AR1, Class A2 0.42% due 06/25/2045(1)		89,839	77,439
GS Mtg. Securities Corp. II FRS Series 2007-EOP, Class A1 1.10% due 03/06/2020*(2)		942,112	942,350
GSR Mtg. Loan Trust FRS Series 2005-AR6, Class 2A1 2.66% due 09/25/2035(1)		308,934	317,647
Harborview Mtg. Loan Trust FRS Series 2006-12, Class 2A2A 0.39% due 01/19/2038(1)		474,203	390,201
Indymac INDA Mtg. Loan Trust FRS Series 2006-AR1, Class A3 5.36% due 08/25/2036(1)		765,349	761,692
Indymac Index Mtg. Loan Trust FRS Series 2007-FLX6, Class 2A1 0.45% due 09/25/2037(1)		538,368	443,206
Indymac Index Mtg. Loan Trust VRS Series 2005-AR1, Class 1A1 2.65% due 03/25/2035(1)		471,852	453,112
Merrill Lynch Mtg. Investors, Inc. FRS Series 2005-A6, Class 2A3 0.58% due 08/25/2035(1)		100,000	88,526
Permanent Master Issuer PLC FRS Series 2011-1A, Class 1A3 1.51% due 07/15/2042*(1)	EUR	4,900,000	6,497,809
Permanent Master Issuer PLC FRS Series 2011-1A, Class 1A1 1.68% due 07/15/2042*(1)(4)		2,800,000	2,820,964
Plymouth Rock CLO, Ltd., Inc. FRS Series 2010-1A, Class A 1.79% due 02/16/2019*		291,117	291,154
Prime Mtg. Trust Series 2006-1, Class 1A1 5.50% due 06/25/2036(1)		309,419	297,762
Residential Asset Securitization Trust FRS Series 2003-A8, Class A2 0.55% due 10/25/2018(1)		111,652	108,008
Securitized Asset Backed Receivables LLC FRS Series 2006-WM1, Class A2C 0.49% due 12/25/2035		2,209,514	1,756,226
SLC Student Loan Trust FRS Series 2009-AA, Class A 4.75% due 06/15/2033*		2,386,343	2,255,443
SLM Student Loan Trust FRS Series 2007-2, Class A2 0.28% due 07/25/2017		177,907	177,637
SLM Student Loan Trust FRS Series 2008-9, Class A 1.78% due 04/25/2023		1,568,873	1,633,970
Soundview Home Loan Trust FRS Series 2006-OPT5, Class 2A4 0.44% due 07/25/2036		2,000,000	1,124,432
Structured Asset Securities Corp. FRS Series 2005-NC1, Class M2 0.69% due 02/25/2035		2,000,000	1,819,508
UBS-Barclays Commercial Mtg. Trust VRS Series 2013-C5, Class XA 1.17% due 03/10/2046*(2)(14)		44,354,443	3,672,016
WaMu Mtg. Pass Through Certs. FRS Series 2005-AR6, Class 2A1A 0.43% due 04/25/2045(1)		142,500	133,870
WaMu Mtg. Pass Through Certs. FRS Series 2006-AR3, Class A1A 1.18% due 02/25/2046(1)		388,122	362,989
WaMu Mtg. Pass Through Certs. FRS Series 2006-AR15, Class 2A 2.46% due 11/25/2046(1)		604,559	574,538
WaMu Mtg. Pass Through Certs. FRS Series 2005-AR14, Class 1A1 2.52% due 12/25/2035(1)		4,378	4,321
Wells Fargo Mtg. Backed Securities Trust FRS Series 2005-AR4, Class 2A1 2.73% due 04/25/2035(1)		6,479,790	6,448,337

Total Asset Backed Securities (cost $60,369,045)			63,494,040

FOREIGN CORPORATE BONDS & NOTES — 10.1%
Auto-Cars/Light Trucks — 0.2%
Volkswagen International Finance NV FRS Company Guar. Notes 0.88% due 09/22/2013*	1,100,000	1,102,377
Volkswagen International Finance NV FRS Company Guar. Notes 0.89% due 04/01/2014*	1,800,000	1,803,217
Volkswagen International Finance NV FRS Company Guar. Notes 1.03% due 03/21/2014*	300,000	300,974

		3,206,568

Banks-Commercial — 2.8%
ANZ National International, Ltd. Bank Guar. Notes 6.20% due 07/19/2013*	1,000,000	1,012,646
Barclays Bank PLC FRS Senior Notes 1.32% due 01/13/2014	6,400,000	6,437,434
Barclays Bank PLC FRS Jr. Sub. Notes 7.70% due 10/25/2013*(3)(4)	2,010,000	2,162,975
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA Company Guar. Notes 4.50% due 01/11/2021	8,400,000	9,546,256
DnB NOR Boligkreditt AS Bonds 2.90% due 03/29/2016*(4)	6,000,000	6,370,200
Group BPCE SA Senior Notes 2.38% due 10/04/2013*	3,000,000	3,021,072
Intesa Sanpaolo SpA FRS Notes 2.69% due 02/24/2014*	6,400,000	6,433,395
Royal Bank of Scotland Group PLC FRS Bonds 6.99% due 10/15/2013*(3)(4)	1,200,000	1,176,000
UBS AG Senior Notes 5.75% due 04/25/2018	635,000	755,644

		36,915,622

Banks-Money Center — 0.6%
Deutsche Bank AG (London) Notes 4.88% due 05/20/2013	1,300,000	1,302,835
Lloyds TSB Bank PLC Bank Guar. Notes 5.80% due 01/13/2020*	600,000	718,265
Lloyds TSB Bank PLC FRS Sub. Notes 12.00% due 06/06/2013*(3)	4,100,000	5,535,000

		7,556,100

Banks-Mortgage — 0.9%
Abbey National Treasury Services PLC FRS Bank Guar. Notes 1.86% due 04/25/2014	6,200,000	6,245,117
Stadshypotek AB Notes 1.45% due 09/30/2013*(4)	5,700,000	5,726,790

		11,971,907

Banks-Special Purpose — 0.2%
Export-Import Bank of Korea Senior Notes 8.13% due 01/21/2014	2,200,000	2,308,148

Diamonds/Precious Stones — 0.0%
ALROSA Finance SA Company Guar. Notes 7.75% due 11/03/2020	500,000	581,200

Diversified Banking Institutions — 0.1%
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/2038	1,000,000	1,323,160

Finance-Investment Banker/Broker — 0.5%
Credit Agricole Home Loan SFH FRS Bonds 1.03% due 07/21/2014*(4)	7,000,000	7,015,246

Finance-Leasing Companies — 0.3%
Banque PSA Finance FRS Senior Notes 2.18% due 04/04/2014*(4)	4,200,000	4,166,849

Non-Ferrous Metals — 0.4%
Corp Nacional del Cobre de Chile Senior Notes 3.00% due 07/17/2022*	4,800,000	4,824,883

Oil Companies-Exploration & Production — 1.3%
Gaz Capital SA Company Guar. Notes 8.15% due 04/11/2018	14,400,000	17,640,000

Oil Companies-Integrated — 2.1%
Petrobras International Finance Co. Company Guar. Notes 5.75% due 01/20/2020	7,800,000	8,804,219
Petrobras International Finance Co. Company Guar. Notes 7.88% due 03/15/2019	7,800,000	9,699,112
Petroleos Mexicanos Company Guar. Notes 5.50% due 01/21/2021	7,800,000	9,145,500
Suncor Energy, Inc. Senior Notes 6.85% due 06/01/2039	400,000	540,986

		28,189,817

Paper & Related Products — 0.0%
Pindo Deli Finance BV FRS Company Guar. Notes 2.51% due 04/28/2015*(4)(5)	43,338	4,751
Pindo Deli Finance BV FRS Company Guar. Notes 2.51% due 04/28/2018*(4)(5)	432,197	43,076
Pindo Deli Finance BV VRS Company Guar. Bonds 3.30% due 04/28/2027*(4)(5)	1,743,170	43,434
Tjiwi Kimia Finance BV FRS Company Guar. Notes 2.51% due 04/28/2015(4)(5)	111,070	13,838
Tjiwi Kimia Finance BV FRS Company Guar. Notes 2.51% due 04/28/2018*(4)(5)	293,490	29,251

Tjiwi Kimia Finance BV VRS Company Guar. Notes zero coupon due 04/28/2027*(4)(5)		724,965	21,677

			156,027

Special Purpose Entity — 0.1%
Pearson Dollar Finance Two PLC Company Guar. Notes 5.50% due 05/06/2013*		1,100,000	1,100,407

Steel-Producers — 0.4%
Gerdau Trade, Inc. Company Guar. Notes 5.75% due 01/30/2021*		4,400,000	4,738,800

Sugar — 0.2%
Tate & Lyle International Finance PLC Company Guar. Notes 6.63% due 06/15/2016*(4)		2,300,000	2,600,569

Total Foreign Corporate Bonds & Notes (cost $125,260,155)			134,295,303

FOREIGN GOVERNMENT AGENCIES — 12.4%
Regional Authority — 1.8%
Province of Ontario, Canada Bonds 3.15% due 06/02/2022	CAD	9,400,000	9,827,896
Province of Quebec, Canada Bonds 3.50% due 12/01/2022	CAD	13,600,000	14,479,353

			24,307,249

Sovereign — 10.5%
Federal Republic of Germany Bonds 0.75% due 09/13/2013	EUR	45,500,000	60,077,042
Federal Republic of Germany Bonds 1.75% due 06/14/2013	EUR	53,300,000	70,327,530
Government of Australia Senior Notes 5.50% due 12/15/2013	AUD	8,000,000	8,438,657
Russian Federation Senior Bonds 7.50% due 03/31/2030*(6)		292	367

			138,843,596

Sovereign Agency — 0.1%
Vnesheconombank Via VEB Finance PLC Senior Notes 5.38% due 02/13/2017*		800,000	870,480

Total Foreign Government Agencies (cost $160,790,666)			164,021,325

LOANS(12)(13) † — 0.3%
Computers — 0.3%
Dell Inc. 1st Lien Bridge Term Loan BTL 5.00% due 02/28/2014(4)		2,200,000	2,200,000
Dell Inc. 2nd Lien Bridge Term Loan BTL 6.25% due 02/05/2021(4)		1,300,000	1,300,000

Total Loans (cost $3,482,500)			3,500,000

MUNICIPAL BONDS & NOTES — 4.4%
U.S. Municipal Bonds & Notes — 4.4%
Chicago Transit Authority Revenue Series A 6.90% due 12/01/2040		800,000	1,024,280
Chicago Transit Authority Revenue Series B 6.90% due 12/01/2040		900,000	1,152,315
City & County of Honolulu Hawaii General Obligation Bonds Series G 2.51% due 11/01/2022		1,100,000	1,127,214
City & County of Honolulu Hawaii General Obligation Bonds Series G 2.81% due 11/01/2023		600,000	621,312
City & County of Honolulu Hawaii General Obligation Bonds Series A 5.00% due 11/01/2024		1,800,000	2,256,012
City & County of Honolulu Hawaii General Obligation Bonds Series A 5.00% due 11/01/2025		1,600,000	1,986,624
City & County of Honolulu Hawaii General Obligation Bonds Series A 5.00% due 11/01/2026		985,000	1,210,673
City & County of Honolulu Hawaii General Obligation Bonds Series A 5.00% due 11/01/2028		1,800,000	2,178,234
City & County of Honolulu Hawaii General Obligation Bonds Series B 5.00% due 11/01/2023		1,900,000	2,401,942
City & County of Honolulu Hawaii General Obligation Bonds Series B 5.00% due 11/01/2024		700,000	877,338
City & County of Honolulu Hawaii General Obligation Bonds Series B 5.00% due 11/01/2025		3,700,000	4,594,068
City & County of Honolulu Hawaii General Obligation Bonds Series F 2.41% due 11/01/2021		800,000	825,464
City & County of Honolulu Hawaii General Obligation Bonds Series G 2.41% due 11/01/2021		1,000,000	1,031,830
District of Columbia Revenue 5.59% due 12/01/2034		4,000,000	5,112,200
East Bay Municipal Utility District Revenue 5.87% due 06/01/2040		2,200,000	2,946,658
Kentucky State Property & Building Commission Revenue 4.30% due 11/01/2019		400,000	453,356
Kentucky State Property & Building Commission Revenue 4.40% due 11/01/2020		500,000	575,595
Kentucky State Property & Building Commission Revenue 5.37% due 11/01/2025		1,000,000	1,182,350

New Jersey State Turnpike Authority Revenue Series B 5.00% due 01/01/2025	400,000	478,892
New Jersey State Turnpike Authority Revenue Series B 5.00% due 01/01/2026	900,000	1,071,594
New Jersey State Turnpike Authority Revenue Series B 5.00% due 01/01/2027	1,000,000	1,179,490
New York City Transitional Finance Authority Revenue 4.73% due 11/01/2023	800,000	950,416
New York City Transitional Finance Authority Revenue 4.91% due 11/01/2024	500,000	606,170
New York City Transitional Finance Authority Revenue 5.08% due 11/01/2025	500,000	614,575
New York State Thruway Authority Revenue Series A 5.00% due 03/15/2026	4,100,000	4,917,335
New York State Thruway Authority Revenue Series A 5.00% due 03/15/2027	5,100,000	6,065,532
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	10,100,000	10,550,864

Total Municipal Bonds & Notes (cost $54,091,645)		57,992,333

U.S. CORPORATE BONDS & NOTES — 9.8%
Banks-Commercial — 0.4%
HSBC USA, Inc. Senior Notes 2.38% due 02/13/2015	3,900,000	4,017,928
UBS AG Stamford Branch Notes 5.88% due 12/20/2017	1,104,000	1,313,920

		5,331,848

Banks-Super Regional — 0.0%
JP Morgan Chase Bank NA FRS Sub. Notes 0.61% due 06/13/2016	600,000	589,571

Building Products-Wood — 0.2%
Masco Corp. Senior Notes 6.13% due 10/03/2016	2,000,000	2,249,380

Cable/Satellite TV — 0.3%
CSC Holdings LLC Senior Notes 8.50% due 06/15/2015	3,255,000	3,344,512

Consumer Products-Misc. — 0.9%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020	10,900,000	11,417,750

Diversified Banking Institutions — 3.8%
Ally Financial, Inc. FRS Company Guar. Notes 3.68% due 06/20/2014	500,000	509,985
Ally Financial, Inc. Company Guar. Notes 8.00% due 03/15/2020	4,100,000	5,155,750
Bank of America Corp. Senior Notes 5.65% due 05/01/2018	7,900,000	9,171,078
Bank of America Corp. Senior Notes 5.75% due 12/01/2017	1,600,000	1,859,822
Citigroup, Inc. Senior Notes 1.07% due 04/01/2016	1,000,000	1,004,025
Citigroup, Inc. Senior Notes 5.85% due 07/02/2013	1,700,000	1,715,065
Citigroup, Inc. Senior Notes 6.13% due 11/21/2017	2,600,000	3,091,871
Goldman Sachs Group, Inc. Senior Notes 5.95% due 01/18/2018	1,200,000	1,401,468
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/2018	4,700,000	5,552,909
Goldman Sachs Group, Inc. Senior Notes 6.25% due 09/01/2017	300,000	352,897
JPMorgan Chase & Co. FRS Senior Notes 0.91% due 02/26/2016	11,700,000	11,722,873
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/2020	1,800,000	2,016,135
JPMorgan Chase & Co. Senior Notes 6.00% due 01/15/2018	700,000	834,415
Morgan Stanley FRS Senior Notes 0.76% due 10/15/2015	100,000	98,749
Morgan Stanley Senior Notes 2.88% due 07/28/2014	500,000	511,637
Morgan Stanley Notes 6.63% due 04/01/2018	3,200,000	3,836,198
Morgan Stanley Senior Notes 7.30% due 05/13/2019	800,000	1,002,024

		49,836,901

Diversified Financial Services — 0.4%
General Electric Capital Corp. FRS Jr. Sub. Notes 6.25% due 12/31/2039	5,000,000	5,527,660

Finance-Auto Loans — 0.7%
Ford Motor Credit Co. LLC Senior Notes 1.38% due 08/28/2014	2,000,000	2,000,792
Ford Motor Credit Co. LLC Senior Notes 3.88% due 01/15/2015	1,000,000	1,040,542

Ford Motor Credit Co. LLC Senior Notes 5.63% due 09/15/2015		5,800,000	6,329,859

			9,371,193

Finance-Credit Card — 0.2%
American Express Credit Corp. Senior Notes 5.88% due 05/02/2013		3,100,000	3,100,000

Finance-Investment Banker/Broker — 0.7%
Bear Stearns Cos., Inc. Senior Notes 5.30% due 10/30/2015		400,000	441,273
Bear Stearns Cos., Inc. Senior Notes 6.40% due 10/02/2017		900,000	1,079,635
Bear Stearns Cos., Inc. Senior Notes 7.25% due 02/01/2018		1,300,000	1,618,878
Lehman Brothers Holdings Senior Notes 6.88% due 05/02/2018(7)(8)		245,000	59,106
Merrill Lynch & Co., Inc. FRS Senior Notes 0.51% due 05/30/2014	EUR	200,000	262,845
Merrill Lynch & Co., Inc. Senior Notes 5.00% due 01/15/2015		3,900,000	4,147,147
Merrill Lynch & Co., Inc. Senior Notes 6.88% due 04/25/2018		1,900,000	2,309,819

			9,918,703

Insurance-Life/Health — 0.0%
Pricoa Global Funding I FRS Notes 0.48% due 09/27/2013*		400,000	400,137

Internet Connectivity Services — 0.0%
Rhythms Netconnections, Inc. Escrow Notes 13.50% due 05/15/2008(4)(5)†		1,700,000	0
Rhythms Netconnections, Inc. Escrow Notes 14.00% due 02/15/2010(4)(5)†		400,000	0

			0

Oil Companies-Exploration & Production — 1.2%
EOG Resources, Inc. FRS Senior Notes 1.05% due 02/03/2014		6,100,000	6,135,661
Pemex Project Funding Master Trust Company Guar. Notes 5.75% due 03/01/2018		7,800,000	9,106,500

			15,242,161

Oil Companies-Integrated — 0.8%
Phillips 66 Company Guar. Notes 4.30% due 04/01/2022		9,300,000	10,381,562

Special Purpose Entities — 0.1%
CA FM Lease Trust Senior Notes 8.50% due 07/15/2017*(4)(5)		57,738	64,250
Murray Street Investment Trust I Company Guar. Notes 4.65% due 03/09/2017(6)		300,000	328,612
SSIF Nevada LP FRS Bank Guar. Notes 0.98% due 04/14/2014*		1,100,000	1,106,250

			1,499,112

Telephone-Integrated — 0.1%
AT&T, Inc. Senior Notes 4.30% due 12/15/2042*		1,570,000	1,538,481

Tobacco — 0.0%
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/2018		169,000	236,918

Total U.S. Corporate Bonds & Notes (cost $120,916,160)			129,985,889

U.S. GOVERNMENT AGENCIES — 18.8%
Federal Home Loan Mtg. Corp. — 0.2%
4.50% due 03/01/2041		1,064,889	1,161,149
4.50% due 05/01/2041		340,970	366,053
Federal Home Loan Mtg. Corp. FRS Series T-61, Class 1A1 1.58% due 07/25/2044(1)		720,448	738,471
Series T-62, Class 1A1 1.38% due 10/25/2044(1)		131,392	131,791

			2,397,464

Federal National Mtg. Assoc. — 7.9%
2.50% due 10/01/2027		5,838,477	6,110,696
2.50% due 11/01/2027		1,387,973	1,452,687
2.50% due 09/01/2027		7,297,545	7,637,793
2.50% due 12/01/2027		4,375,206	4,579,200
2.50% due 01/01/2043		9,714,790	9,843,340
2.50% due 04/01/2043		2,285,211	2,315,450
3.00% due May TBA		20,000,000	20,903,908
3.50% due 10/01/2025		476,130	506,066
3.50% due 11/01/2025		713,900	758,785
3.50% due 12/01/2025		815,150	866,400
3.50% due 01/01/2026		4,179,654	4,442,440
3.50% due 02/01/2026		10,624,881	11,292,894
3.50% due 03/01/2026		4,671,890	4,965,624
3.50% due 04/01/2026		5,654,909	6,010,447
3.50% due 06/01/2026		33,104	35,185
3.50% due 07/01/2026		2,994,599	3,182,876
3.50% due 08/01/2026		775,009	823,736
3.50% due 09/01/2026		1,138,558	1,210,142
3.50% due 10/01/2026		370,433	393,723
3.50% due 12/01/2026		3,123,047	3,319,401
4.00% due 12/01/2040		110,645	118,467
4.00% due 02/01/2041		784,100	854,232
4.50% due 02/01/2025		382,737	410,687
4.50% due 04/01/2041		365,878	395,287
5.00% due 06/01/2023		169,095	183,093
5.00% due 04/01/2024		42,067	46,207
5.00% due 02/01/2027		35,368	38,304
5.00% due 07/01/2027		312,240	337,768
5.00% due 03/01/2028		113,032	122,460
5.00% due 04/01/2028		413,773	448,285
5.00% due 05/01/2028		119,384	129,342
5.00% due 06/01/2028		216,526	234,586
5.00% due 07/01/2028		158,350	171,557
5.00% due 04/01/2029		334,614	362,524
5.00% due 05/01/2029		133,883	145,299
5.00% due 03/01/2034		54,106	60,800
5.00% due 08/01/2034		530,737	577,656
5.00% due 12/01/2034		77,777	84,701

5.00% due 03/01/2035	30,312	32,992
5.00% due 04/01/2035	4,305,664	4,679,759
5.00% due 07/01/2035	153,893	171,153
5.00% due 08/01/2035	101,574	112,966
5.00% due 09/01/2035	72,310	79,685
5.00% due 11/01/2035	3,286,392	3,571,801
5.00% due 06/01/2037	413,230	449,117
5.00% due 02/01/2040	43,849	48,137
5.00% due 05/01/2040	47,866	52,582
5.00% due 06/01/2040	39,233	43,634
5.00% due 02/01/2041	46,240	50,963
Federal National Mtg. Assoc. FRS 2.53% due 06/01/2035	200,782	214,424

		104,879,261

Government National Mtg. Assoc. — 10.5%
2.50% due 02/15/2028	14,155,729	14,857,909
2.50% due 10/15/2042	472,140	482,019
2.50% due 12/15/2042	1,976,044	2,017,389
2.50% due 02/15/2043	1,977,513	2,018,889
2.50% due 03/15/2043	573,805	585,811
3.00% due 01/15/2042	70,611	75,261
3.00% due 04/15/2042	833,737	888,641
3.00% due 07/15/2042	405,365	432,059
3.00% due 08/15/2042	1,389,207	1,480,689
3.00% due 09/15/2042	12,917,526	13,768,174
3.00% due 10/15/2042	12,886,627	13,735,242
3.00% due 04/15/2043	1,000,000	1,065,852
3.00% due May TBA	76,000,000	80,868,750
4.50% due 01/15/2040	690,116	756,501
4.50% due 02/15/2040	778,987	853,091
4.50% due 03/15/2040	494,064	541,063
4.50% due 04/15/2040	1,254,244	1,373,558
4.50% due 05/15/2040	599,040	656,473
4.50% due 06/15/2040	491,695	538,468
4.50% due 08/15/2040	165,485	181,228
4.50% due 09/15/2040	17,149	18,780
4.50% due 10/15/2040	559,890	613,151
4.50% due 12/15/2040	846,358	926,869
4.50% due 02/15/2041	477,329	520,947
Government National Mtg. Assoc. FRS 0.50% due 05/20/2037(1)	414,295	414,996

		139,671,810

Sovereign — 0.2%
Overseas Private Investment Corp. Government Guar. Notes 5.75% due 04/15/2014	2,035,320	2,739,826

Total U.S. Government Agencies (cost $245,682,610)		249,688,361

U.S. GOVERNMENT TREASURIES — 40.2%
United States Treasury Bonds — 3.2%
0.75% due 02/15/2042 TIPS(10)	1,540,770	1,671,735
2.13% due 02/15/2041 TIPS(10)	3,815,568	5,582,355
2.75% due 11/15/2042	9,800,000	9,506,000
3.00% due 05/15/2042(9)	15,200,000	15,563,371
3.75% due 08/15/2041	600,000	707,719
3.88% due 08/15/2040	100,000	120,516
4.38% due 02/15/2038	400,000	519,312
4.38% due 05/15/2040	5,100,000	6,652,312
6.25% due 08/15/2023	300,000	430,219
7.13% due 02/15/2023	1,100,000	1,655,672

		42,409,211

United States Treasury Notes — 37.0%
0.13% due 01/15/2022 TIPS(10)	29,636,661	32,248,392
0.13% due 07/15/2022 TIPS(10)	14,332,202	15,631,058
0.13% due 01/15/2023 TIPS(10)	4,927,195	5,315,596
0.25% due 11/30/2013	1,700,000	1,701,527
0.25% due 01/31/2014	9,200,000	9,208,630
0.25% due 02/28/2014	32,500,000	32,531,752
0.25% due 03/31/2014	8,500,000	8,508,636
0.75% due 12/15/2013	1,800,000	1,807,101
0.75% due 02/28/2018	2,900,000	2,915,179
1.00% due 01/15/2014	54,800,000	55,140,363
1.13% due 01/15/2021 TIPS(9)(10)	14,005,596	16,454,390
1.25% due 02/15/2014	31,126,000	31,401,994
1.25% due 03/15/2014	37,274,000	37,636,564
1.25% due 02/29/2020	11,100,000	11,230,947
1.50% due 12/31/2013	1,700,000	1,715,540
1.75% due 01/31/2014	12,700,000	12,854,787
1.88% due 02/28/2014	100,000	101,445
2.00% due 11/15/2021	86,903,000	90,840,749
2.00% due 02/15/2022	18,800,000	19,596,067
2.13% due 12/31/2015	700,000	734,180
2.13% due 08/15/2021	57,000,000	60,322,017
2.63% due 08/15/2020	15,500,000	17,099,646
2.63% due 11/15/2020	22,300,000	24,585,750

		489,582,310

Total U.S. Government Treasuries (cost $520,929,898)		531,991,521

OPTIONS - PURCHASED — 0.0%
Sovereign — 0.0%
Put Options – Purchased (4)(15) (cost $542,017)	6,800,000	471,512

COMMON STOCK — 0.0%
Communications Software — 0.0%
Ventelo GmbH†(4)(5)	11,286	0

Telecom Equipment-Fiber Optics — 0.0%
Viatel Holding Bermuda Ltd.(4)	2	0

Total Common Stock (cost $400,000)		0

MEMBERSHIP INTEREST CERTIFICATES — 0.0%
Electric-Integrated — 0.0%
SW Acquisition†(4)(5) (cost $0)	1	6

WARRANTS — 0.0%
Banks-Commercial — 0.0%
Central Bank of Nigeria Expires 11/15/2020 (strike price $250.00)(5) (cost $0)	250	0

Total Long-Term Investment Securities (cost $1,292,464,696)		1,335,440,290

SHORT-TERM INVESTMENT SECURITIES — 2.6%
Commercial Paper — 2.4%
Banco Do Brasil SA 0.31% due 06/28/13	10,800,000	10,766,393
Daimler Finance North America 0.49% due 10/11/13*	10,100,000	10,051,068
Daimler Finance North America 0.49% due 10/15/13*	1,400,000	1,393,051
Ford Motor Credit Co 0.70% due 11/01/13	1,000,000	994,889
Ford Motor Credit Co 0.70% due 11/05/13	2,200,000	2,188,511

Ford Motor Credit Co 0.78% due 11/22/13	5,800,000	5,766,972

		31,160,884

U.S. Government Agencies — 0.2%
Federal Home Loan Mtg. Corp. Disc. Notes
0.13% due 01/14/2014	300,000	299,785
0.14% due 02/04/2014	900,000	899,233
0.14% due 02/11/2014	1,200,000	1,198,953

		2,397,971

U.S. Government Treasuries — 0.0%
United States Treasury Bills 0.09% due 01/09/2014	51,000	50,967

Total Short-Term Investment Securities (cost $33,608,853)		33,609,822

REPURCHASE AGREEMENTS — 5.4%
Agreement with Barclays Capital bearing interest at 0.09% dated 04/29/2013 to be repurchased 05/06/2013 in the amount of $15,300,268 and collateralized by $15,910,000 of Federal Farm Credit Bank Notes bearing interest at 0.23% due 02/13/2015 and having an approximate value of $15,923,231	15,300,000	15,300,000
Agreement with Barclays Capital bearing interest at 0.10% dated 04/26/2013 to be repurchased 05/03/2013 in the amount of $19,400,377 and collateralized by $20,190,000 of Federal Home Loan Mtg. Assoc. Notes bearing interest at 0.17% due 04/24/2014 and having an approximate value of $20,185,749	19,400,000	19,400,000
Agreement with Citigroup Global Markets bearing interest at 0.18% dated 04/30/2013 to be repurchased 05/01/2013 in the amount of $25,400,127 and collateralized by $24,570,000 of United States Treasury Notes bearing interest at 2.13% due 02/29/2016 and having an approximate value of $25,934,954	25,400,000	25,400,000
Agreement with Merrill Lynch Pierce Fenner & Smith bearing interest at 0.11% dated 04/26/2013 to be repurchased 05/01/2013 in the amount of $10,200,156 and collateralized by $10,391,000 of United States Treasury Notes bearing interest at 0.38% due 03/15/2016 and having an approximate value of $10,413,307	10,200,000	10,200,000
Agreement with Merrill Lynch Pierce Fenner & Smith bearing interest at 0.17% dated 04/30/2013 to be repurchased 05/01/2013 in the amount of $1,700,008 and collateralized by $1,739,000 of United States Treasury Notes bearing interest at 0.63% due 04/30/2018 and having an approximate value of $1,736,962	1,700,000	1,700,000

Total Repurchase Agreements (cost $72,000,000)		72,000,000

TOTAL INVESTMENTS (cost $1,398,073,549) (11)	108.8%	1,441,050,112
Liabilities in excess of other assets	(8.8)	(116,115,450)

NET ASSETS	100.0%	$1,324,934,662

FORWARD SALES CONTRACTS — (7.1)%
U.S. Government Agencies. — (7.1)%
Federal National Mtg. Assoc.
2.50% due May 30 TBA	(19,000,000)	(19,866,875)
3.50% due May 30 TBA	(25,000,000)	(26,555,665)
4.00% due May 15 TBA	(7,000,000)	(7,481,250)
4.00% due May 30 TBA	(1,000,000)	(1,070,313)
4.50% due May 15 TBA	(500,000)	(536,270)
5.00% due May 30 TBA	(12,000,000)	(12,991,874)
5.50% due May 30 TBA	(6,000,000)	(6,524,063)

		(75,026,310)

Government National Mtg. Assoc.
4.50% due May 30 TBA	(15,000,000)	(16,361,718)
6.00% due May 30 TBA	(2,000,000)	(2,260,391)

		(18,622,109)

Total Forward Sales Contracts (proceeds $(93,567,265))		$(93,648,419)

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2013, the aggregate value of these securities was $94,096,144 representing 7.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
**	Denominated in United States Dollars unless otherwise indicated.

AUD — Australian Dollar

CAD — Canadian Dollar

EUR — Euro Dollar

GBP — British Pound

USD — United States Dollar

LIBOR — London Interbank Offered Rate

BBA — British Banking Association

BTL — Bank Term Loan

FRS — Floating Rate Securities

VRS — Variable Rate Securities

The rates shown on FRS and VRS are the current interest rates as of April 30, 2013 and unless noted otherwise, the dates shown are the original maturity dates.

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date.

The actual principal and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Security

†	Non-income producing security

(1)	Collateralized Mortgage Obligation

(2)	Commercial Mortgage Backed Security

(3)	Perpetual maturity—maturity date reflects the next call date.

(4)	Illiquid security. At April 30, 2013, the aggregate value of these securities was $36,231,388 representing 2.7% of net assets.

(5)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.

(6)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.

(7)	Security in default

(8)	Company has filed for Chapter 11 bankruptcy protection.

(9)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(10)	Principal amount of security is adjusted for inflation.

(11)	See Note 4 for cost of investments on a tax basis.

(12)	The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(13)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(14)	Interest Only

(15)	Put Options - Purchased

Put Options – Purchased
						Unrealized
	Expiration	Strike	Notional	Premiums	Value at	Appreciation /
Issue	Month	Price	Amount	Paid	April 30, 2013	(Depreciation)
Put option to enter an interest rate swap with Royal Bank of Scotland PLC for the right to receive a fixed rate of 3.45% versus the three month USD-LIBOR-BBA maturing on 09/21/2015	September 2015	$3.45	$6,800,000	$542,017	$471,512	$(70,505)

Written Options on Interest Rate Swap Contracts
						Unrealized
	Expiration	Strike	Notional	Premiums	Value at	Appreciation /
Issue	Month	Price	Amount	Received	April 30, 2013	(Depreciation)
Put option to enter an interest rate swap with Bank of America NA for the obligation to receive a fixed rate of 1.50% versus the three month USD-LIBOR-BBA maturing on 06/05/2018	June 2013	$1.50	$12,500,000	$54,606	$2	$54,604
Put option to enter an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 1.70% versus the three month USD-LIBOR-BBA maturing on 07/26/2018	July 2013	1.70	20,500,000	107,953	270	107,683
Put option to enter an interest rate swap with Bank of America NA for the obligation to receive a fixed rate of 1.15% versus the six month USD-EURIBOR maturing on 07/26/2015	July 2013	1.15	38,500,000	83,157	51	83,106
Put option to enter an interest rate swap with Royal Bank of Scotland PLC for the obligation to receive a fixed rate of 1.70% versus the three month USD-LIBOR-BBA maturing on 07/26/2018	July 2013	1.70	10,200,000	60,183	134	60,049
Put option to enter an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 1.15% versus the three month USD-LIBOR-BBA maturing on 07/26/2015	July 2013	1.15	7,000,000	11,981	9	11,972
Put option to enter an interest rate swap with Citibank NA for the obligation to receive a fixed rate of 1.70% versus the three month USD-LIBOR-BBA maturing on 07/26/2018	July 2013	1.70	2,500,000	11,296	33	11,263
Call option to enter an interest rate swap with Morgan Stanley Capital Services Inc. for the obligation to pay a fixed rate of 1.80% versus the six month USD-EURIBOR maturing on 07/31/2023	July 2013	1.80	8,000,000	33,000	44,872	(11,872)
Put option to enter an interest rate swap with Morgan Stanley Capital Services Inc. for the obligation to receive a fixed rate of 2.65% versus the three month USD-LIBOR-BBA maturing on 07/31/2023	July 2013	2.65	8,000,000	62,400	4,096	58,304
Call option to enter an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 1.80% versus the three month USD-LIBOR-BBA maturing on 07/31/2023	July 2013	1.80	2,000,000	8,400	11,218	(2,818)
Put option to enter an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 2.65% versus the three month USD-LIBOR-BBA maturing on 07/31/2023	July 2013	2.65	2,000,000	15,000	1,024	13,976
Call option to enter an interest rate swap with Goldman Sachs Bank USA for the obligation to pay a fixed rate of 1.80% versus the three month USD-LIBOR-BBA maturing on 07/31/2023	July 2013	1.80	4,800,000	19,296	26,923	(7,627)
Put option to enter an interest rate swap with Goldman Sachs Bank USA for the obligation to receive a fixed rate of 2.65% versus the three month USD-LIBOR-BBA maturing on 07/31/2023	July 2013	2.65	4,800,000	35,840	2,458	33,382
Call option to enter an interest rate swap with Royal Bank of Scotland PLC for the obligation to pay a fixed rate of 1.80% versus the three month USD-LIBOR-BBA maturing on 07/31/2023	July 2013	1.80	22,400,000	68,320	125,642	(57,322)
Put option to enter an interest rate swap with Royal Bank of Scotland PLC for the obligation to receive a fixed rate of 2.65% versus the three month USD-LIBOR-BBA maturing on 07/31/2023	July 2013	2.65	22,400,000	68,320	11,469	56,851
Call option to enter an interest rate swap with Bank of America NA for the obligation to pay a fixed rate of 0.75% versus the three month USD-LIBOR-BBA maturing on 09/05/2018	September 2013	0.75	6,000,000	4,200	5,682	(1,482)
Put option to enter an interest rate swap with Bank of America NA for the obligation to receive a fixed rate of 1.25% versus the three month USD-LIBOR-BBA maturing on 09/05/2018	September 2013	1.25	6,000,000	15,000	9,828	5,172
Call option to enter an interest rate swap with Morgan Stanley Capital Services Inc. for the obligation to pay a fixed rate of 0.75% versus the six month USD-EURIBOR maturing on 09/05/2018	September 2013	0.75	30,600,000	17,117	28,978	(11,861)
Put option to enter an interest rate swap with Morgan Stanley Capital Services Inc. for the obligation to receive a fixed rate of 1.25% versus the three month USD-LIBOR-BBA maturing on 09/15/2018	September 2013	1.25	30,600,000	77,290	50,123	27,167
Put option to enter an interest rate swap with Royal Bank of Scotland PLC for the obligation to receive a fixed rate of 2.50% versus the three month USD-LIBOR-BBA maturing on 09/23/2020	September 2015	2.50	28,600,000	543,400	375,059	168,341

			$267,400,000	$1,296,759	$697,871	$598,888

USD	— United States Dollar

EURIBOR	— Euro Interbank Offered Rate

LIBOR	— London Interbank Offered Rate

BBA	— British Banking Association

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of April 30, 2013	Unrealized Appreciation (Depreciation)
230	Short	5 Year U.S. Treasury Note	June 2013	$28,398,566	$28,667,344	$(268,778)
137	Short	10 Year U.S. Treasury Note	June 2013	18,023,915	18,270,234	(246,319)
33	Short	Euro OAT	June 2013	5,831,341	6,075,185	(243,844)

						$(758,941)

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America N.A.	BRL	5,026,000	USD	2,500,000	06/04/2013	$—	$(4,624)

Barclays Bank PLC	AUD	220,000	USD	228,101	05/02/2013	27	—
	CNY	11,012,435	USD	1,754,690	08/05/2013	—	(23,187)
	EUR	1,600,000	USD	2,168,040	06/14/2013	60,264	—
	EUR	33,062,000	USD	43,218,858	06/17/2013	—	(336,583)
	EUR	19,800,000	USD	25,959,087	09/13/2013	—	(142,585)
	USD	3,373,083	NOK	18,612,000	05/15/2013	—	(147,570)
	USD	1,394,002	EUR	1,084,000	06/17/2013	34,045	—

						94,336	(649,925)

Goldman Sachs International	USD	790,000	BRL	1,607,650	06/04/2013	11,146	—

HSBC Bank USA	BRL	868,450	USD	432,000	06/04/2013	—	(777)

JPMorgan Chase Bank N.A	EUR	26,000,000	USD	33,610,265	06/14/2013	—	(641,089)
	EUR	25,800,000	USD	31,823,840	09/13/2013	—	(2,187,430)
	EUR	5,508,000	USD	6,785,484	10/11/2013	—	(477,171)
	GBP	6,940,000	USD	10,582,709	06/12/2013	—	(199,547)
	JPY	1,019,944,000	USD	10,424,345	05/15/2013	—	(34,567)
	USD	4,060,666	GBP	2,680,000	06/12/2013	103,087	—
	USD	7,168,662	EUR	5,508,000	10/11/2013	93,993	—

						197,080	(3,539,804)

Morgan Stanley & Co., Inc.	MXN	61,406,199	USD	5,041,000	06/27/2013	3,266	—
	USD	790,000	BRL	1,607,334	06/04/2013	10,988	—

						14,254	—

Royal Bank of Scotland PLC	CAD	23,711,000	USD	23,029,220	06/20/2013	—	(484,299)
	GBP	4,272,000	USD	6,459,179	06/12/2013	—	(177,968)

						—	(662,267)

UBS AG	AUD	17,875,000	USD	18,306,628	05/02/2013	—	(224,389)
	AUD	18,095,000	USD	18,704,801	06/13/2013	—	(858)
	BRL	3,106,068	USD	1,545,000	06/04/2013	—	(2,857)
	EUR	26,400,000	USD	35,442,396	06/14/2013	664,098	—
	MXN	50,894,808	USD	4,177,000	06/27/2013	1,615	—
	USD	1,245,424	BRL	2,499,566	06/04/2013	193	—
	USD	7,555,472	MXN	97,250,255	06/27/2013	422,891	—
	USD	5,841,260	MYR	18,397,632	07/15/2013	174,049	—
	USD	1,850,261	CNY	11,684,400	08/05/2013	36,099	—

						1,298,945	(228,104)

Net Unrealized Appreciation (Depreciation)						$1,615,761	$(5,085,501)

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CNY — Yuan Renminbi

EUR — Euro Dollar

GBP — British Pound

JPY — Japanese Yen

MYR — Malaysian Ringgit

MXN — Mexican Peso

NOK — Norwegian Krone

USD — United States Dollar

Over the Counter Interest Rate Swap Contracts@

				Rates Exchanged

Swap Counterparty		Notional Amount (000's)	Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized Appreciation

Bank of America NA	BRL	20,900	01/02/2015	8.440%	1-Year BRL-CDI	$97,303	$24,269
	BRL	12,800	01/02/2017	8.860%	1-Year BRL-CDI	25,212	70,534
Barclays Bank PLC	AUD	5,000	12/15/2017	6 month AUD Bank Bill	5.500%	(16,090)	525,592
Citibank NA	AUD	3,600	03/15/2018	6 month AUD Bank Bill	3.750%	14,446	66,925
Goldman Sachs Bank USA	AUD	18,400	03/15/2023	4.000%	6 month AUD Bank Bill	(26,223)	369,979
HSBC BANK USA NA	BRL	85,400	01/02/2015	8.825%	1-Year BRL-CDI	120,324	718,075
	BRL	11,700	01/02/2015	8.075%	1-Year BRL-CDI	17,055	3,968
	USD	39,500	06/19/2023	2.000%	3 Month LIBOR	(34,111)	327,762
Morgan Stanley Capital Services LLC	BRL	19,900	01/02/2015	8.270%	1-Year BRL-CDI	(38,500)	68,568
UBS AG	BRL	19,400	01/02/2015	9.930%	1-Year BRL-CDI	8,772	407,764
	BRL	16,700	01/02/2015	8.560%	1-Year BRL-CDI	660	56,600
	BRL	32,200	01/02/2017	8.900%	1-Year BRL-CDI	(31,035)	198,493
	BRL	82,200	01/02/2017	8.590%	1-Year BRL-CDI	(77,457)	82,428
	MXN	87,100	06/02/2021	28-Day MXN - TIIE	7.500%	231,367	1,002,192

							$3,923,149

				Rates Exchanged

Swap Counterparty		Notional Amount (000's)	Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized (Depreciation)

Bank of America NA	BRL	15,100	01/02/2015	7.585%	1-Year BRL-CDI	$(27,576)	$(18,349)
Barclays Bank PLC	BRL	2,200	01/02/2015	7.915%	1-Year BRL-CDI	(164)	(1,488)
Goldman Sachs Bank USA	BRL	18,900	01/02/2015	7.550%	1-Year BRL-CDI	(41,157)	(22,465)
HSBC BANK USA NA	BRL	98,900	01/02/2015	7.775%	1-Year BRL-CDI	(54,473)	(63,915)
Morgan Stanley Capital Services LLC	BRL	12,700	01/02/2015	7.795%	1-Year BRL-CDI	(1,897)	(11,084)

							$(117,301)

Total						$166,456	$3,805,848

Centrally Cleared Interest Rate Swap Contracts@

			Rates Exchanged

	Notional Amount (000's)	Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized Appreciation

AUD	2,300	03/15/2018	6 month AUD Bank Bill	3.500%	$(5,634)	$30,022
AUD	6,500	12/11/2018	3.750%	6 month AUD Bank Bill	(14,189)	116,724
AUD	13,200	03/15/2023	6 month AUD Bank Bill	3.750%	(78,056)	52,637
EUR	13,300	03/21/2017	2.000%	6 Month Euribor	(61,658)	1,026,471

						$1,225,854

			Rates Exchanged

	Notional Amount (000's)	Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized (Depreciation)

EUR	2,900	09/18/2023	2.000%	6 Month Euribor	$(38,563)	$(125,001)
USD	3,400	09/18/2023	1.400%	3 Month LIBOR	—	(96,901)

						$(221,902)

Total					$(198,100)	$1,003,952

@ Illiquid security

AUD Bank Bill — Australian Bank Bill Reference Rate

BRL-CDI — Brazil Interbank Deposit Rate

EURIBOR — Euro Interbank Offered Rate

LIBOR — London Interbank Offered Rate

MXN-TIIE — Tasa de Interés Interbancaria de Equilibrio (a benchmark Mexican Peso floating rate index)

Over the Counter Credit Default Swaps on Corporate and Sovereign Issues — Buy Protection (1)

Reference Obligation	Fixed Deal (Pay) Rate	Termination Date	Counterparty	Implied Credit Spread at April 30, 2013(3)	Notional Amount(2)	Value at April 30, 2013	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Masco Corp.
6.125% due 10/03/2016	(5.000)%	12/20/2016	Barclays Bank PLC	1.2283%	$1,800,000	$(242,421)	$(127,517)	$(114,904)

Pearson Dollar Finance Two PLC
5.500% due 05/06/2013	(0.610)%	6/20/2013	Barclays Bank PLC	0.0343%	1,100,000	(895)	—	(895)

Reynolds American, Inc.
7.250% due 06/01/2013	(1.200)%	6/20/2013	Barclays Bank PLC	0.1053%	500,000	(775)	—	(775)

Tate & Lyle International Finance PLC
6.500% due 06/28/2012	(1.150)%	6/20/2016	Barclays Bank PLC	0.3335%	2,300,000	(59,082)	—	(59,082)

Total						$(303,173)	$(127,517)	$(175,656)

Over the Counter Credit Default Swaps on Corporate and Sovereign Issues — Sell Protection (4)

Reference Obligation	Fixed Deal Receive Rate	Termination Date	Counterparty	Implied Credit Spread at April 30, 2013(3)	Notional Amount(2)	Value at April 30, 2013	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
General Electric Capital Corp.
5.625% due 09/15/2017	1.000%	9/20/2013	UBS AG	0.1474%	$900,000	$3,043	$(5,132)	$8,175
Goldman Sachs Corp.
5.95% due 01/18/2018	1.000%	12/20/2017	Barclays Bank PLC	1.0980%	$900,000	(3,985)	(32,893)	28,908

Total						$(942)	$(38,025)	$37,083

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2013 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Asset Backed Securities	$—	$63,494,040	$—	$63,494,040
Foreign Corporate Bonds & Notes:
Paper & Related Products	—	—	156,027	156,027
Other Industries*	—	134,139,276	—	134,139,276
Foreign Government Agencies:
Sovereign	—	138,843,596	—	138,843,596
Other Government Agencies*	—	25,177,729	—	25,177,729
Loans	—	3,500,000	—	3,500,000
Municipal Bonds & Notes	—	57,992,333	—	57,992,333
U.S. Corporate Bonds & Notes:
Internet Connectivity Services	—	—	0	0
Special Purpose Entities	—	1,434,862	64,250	1,499,112
Other Industries*	—	128,486,777	—	128,486,777
U.S. Government Agencies:
Federal National Mtg. Assoc	—	104,879,261	—	104,879,261
Government National Mtg. Assoc	—	139,671,810	—	139,671,810
Other U.S. Government Agencies*	—	5,137,290	—	5,137,290
U.S. Government Treasuries:
United States Treasury Bonds	—	42,409,211	—	42,409,211
United States Treasury Notes	—	489,582,310	—	489,582,310
Options - Purchased	—	471,512	—	471,512
Common Stock:
Communication Software	—	—	0	0
Telecom Equipment-Fiber Optics	0	—	—	0
Membership Interest Certificates	—	—	6	6
Warrants	—	—	0	0
Short-Term Investment Securities:
Commercial Paper	—	31,160,884	—	31,160,884
U.S. Government Agencies	—	2,397,971	—	2,397,971
U.S. Government Treasuries	—	50,967	—	50,967
Repurchase Agreements	—	72,000,000	—	72,000,000
Other Financial Instruments:@
Written Options on Interest Rate Swap Contracts-Appreciation	—	691,870	—	691,870
Open Forward Foreign Currency Contracts-Appreciation	—	1,615,761	—	1,615,761
Over the Counter Interest Rate Swaps Contracts-Appreciation	—	3,923,149	—	3,923,149
Centrally Cleared Interest Rate Swaps- Appreciation	—	1,225,854	—	1,225,854
Over the Counter Credit Default Swaps on Corporate & Sovereign Issues - Sell Protection-Appreciation	—	37,083	—	37,083

Total	$0	$1,448,323,546	$220,283	$1,448,543,829

LIABILITIES:
Forward Sales Contracts:
U.S. Government Agencies	—	93,648,419	—	93,648,419
Other Financial Instruments:@
Written Options on Interest Rate Swap Contracts-Depreciation	—	92,982	—	92,982
Open Futures Contracts-Depreciation	758,941	—	—	758,941
Open Forward Foreign Currency Contracts-Depreciation	—	5,085,501	—	5,085,501
Over the Counter Interest Rate Swaps Contracts-Depreciation	—	117,301	—	117,301
Centrally Cleared Interest Rate Swaps- Depreciation	—	221,902	—	221,902
Over the Counter Credit Default Swaps on Corporate & Sovereign Issues-Buy Protection-Depreciation	—	175,656	—	175,656

Total	$758,941	$99,341,761	$—	$100,100,702

*	Sum of all other industries or government agencies each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry or government agency classification, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities and other financial instruments were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Balanced Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2013 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCK — 59.2%
Aerospace/Defense — 0.4%
Northrop Grumman Corp.	9,400	$711,956

Aerospace/Defense-Equipment — 0.8%
United Technologies Corp.	16,436	1,500,442

Agricultural Chemicals — 0.2%
Monsanto Co.	3,800	405,916

Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.	3,566	121,030

Airlines — 0.3%
Alaska Air Group, Inc.†	4,100	252,724
Delta Air Lines, Inc.†	9,789	167,783
Southwest Airlines Co.	4,398	60,253
United Continental Holdings, Inc.†	4,700	151,810

		632,570

Apparel Manufacturers — 0.3%
Hanesbrands, Inc.†	5,400	270,864
VF Corp.	2,017	359,470

		630,334

Appliances — 0.1%
Whirlpool Corp.	1,800	205,704

Applications Software — 1.4%
Citrix Systems, Inc.†	2,249	139,820
Microsoft Corp.	74,377	2,461,879

		2,601,699

Auto-Cars/Light Trucks — 0.8%
Ford Motor Co.	37,121	508,929
General Motors Co.†	33,179	1,023,240

		1,532,169

Auto-Heavy Duty Trucks — 0.5%
Oshkosh Corp.†	3,600	141,336
PACCAR, Inc.	14,161	704,935

		846,271

Auto/Truck Parts & Equipment-Original — 0.3%
Johnson Controls, Inc.	17,706	619,887

Banks-Commercial — 0.0%
East West Bancorp, Inc.	1,959	47,662

Banks-Fiduciary — 0.3%
State Street Corp.	7,914	462,732

Banks-Super Regional — 1.6%
Capital One Financial Corp.	6,456	373,028
Fifth Third Bancorp	6,400	108,992
Huntington Bancshares, Inc.	2,867	20,556
PNC Financial Services Group, Inc.	881	59,802
Wells Fargo & Co.	63,723	2,420,200

		2,982,578

Batteries/Battery Systems — 0.1%
Energizer Holdings, Inc.	2,200	212,498

Beverages-Non-alcoholic — 0.6%
Coca-Cola Co.	17,924	758,723
PepsiCo, Inc.	4,933	406,824

		1,165,547

Brewery — 0.1%
Molson Coors Brewing Co., Class B	4,400	227,040

Building & Construction Products-Misc. — 0.0%
Fortune Brands Home & Security, Inc.†	804	29,258

Building Products-Wood — 0.1%
Masco Corp.	13,140	255,442

Building-Heavy Construction — 0.1%
Chicago Bridge & Iron Co. NV	4,400	236,676

Building-Residential/Commercial — 0.3%
Lennar Corp., Class A	3,264	134,542
NVR, Inc.†	146	150,380
PulteGroup, Inc.†	14,945	313,696

		598,618

Cable/Satellite TV — 1.1%
Comcast Corp., Class A	38,315	1,582,409
DISH Network Corp., Class A	4,150	162,639
Time Warner Cable, Inc.	3,800	356,782

		2,101,830

Casino Services — 0.1%
Bally Technologies, Inc.†	4,100	218,448

Chemicals-Diversified — 1.5%
Axiall Corp.	7,641	400,770
Dow Chemical Co.	17,630	597,833
E.I. du Pont de Nemours & Co.	1,625	88,579
LyondellBasell Industries NV, Class A	12,800	776,960
PPG Industries, Inc.	5,777	850,028

		2,714,170

Chemicals-Specialty — 0.1%
Methanex Corp.	3,057	129,556

Coal — 0.0%
Walter Energy, Inc.	4,582	82,109

Commercial Services-Finance — 0.5%
Alliance Data Systems Corp.†	1,250	214,713
H&R Block, Inc.	9,200	255,208
Lender Processing Services, Inc.	9,600	266,304
Mastercard, Inc., Class A	339	187,443

		923,668

Computer Services — 0.2%
Cognizant Technology Solutions Corp., Class A†	590	38,232
Computer Sciences Corp.	4,300	201,455
International Business Machines Corp.	855	173,172

		412,859

Computers — 1.8%
Apple, Inc.	7,426	3,287,862
Hewlett-Packard Co.	2,994	61,676

		3,349,538

Computers-Integrated Systems — 0.1%
Brocade Communications Systems, Inc.†	38,000	221,160

Computers-Memory Devices — 0.2%
EMC Corp.†	2,919	65,473
SanDisk Corp.†	833	43,683
Seagate Technology PLC	6,300	231,210

		340,366

Consulting Services — 0.2%
CoreLogic, Inc.†	7,800	212,784
Genpact, Ltd.	4,222	78,529

		291,313

Consumer Products-Misc. — 0.4%
Jarden Corp.†	5,050	227,300
Kimberly-Clark Corp.	3,700	381,803
Spectrum Brands Holdings, Inc.	2,100	117,600

		726,703

Containers-Metal/Glass — 0.1%
Greif, Inc., Class A	2,800	134,876

Cosmetics & Toiletries — 0.5%
Colgate-Palmolive Co.	1,675	200,012
Procter & Gamble Co.	8,587	659,224

		859,236

Cruise Lines — 0.1%
Royal Caribbean Cruises, Ltd.	7,386	269,811

Data Processing/Management — 0.1%
Dun & Bradstreet Corp.	2,200	194,590

Dialysis Centers — 0.1%
DaVita HealthCare Partners, Inc.†	2,076	246,317

Distribution/Wholesale — 0.1%
WW Grainger, Inc.	750	184,852

Diversified Banking Institutions — 2.1%
Bank of America Corp.	66,752	821,717
Citigroup, Inc.	37,650	1,756,749
Goldman Sachs Group, Inc.	5,377	785,419
Morgan Stanley	20,795	460,609

		3,824,494

Diversified Manufacturing Operations — 0.6%
Ingersoll-Rand PLC	15,500	833,900
Pentair, Ltd.	2,835	154,082
SPX Corp.	2,109	157,142

		1,145,124

E-Commerce/Products — 0.2%
Amazon.com, Inc.†	1,774	450,259

E-Commerce/Services — 0.3%
Expedia, Inc.	4,704	262,672
priceline.com, Inc.†	282	196,269

		458,941

Electric Products-Misc. — 0.2%
Emerson Electric Co.	8,122	450,852

Electric-Generation — 0.1%
AES Corp.	18,700	259,182

Electric-Integrated — 1.2%
American Electric Power Co., Inc.	18,050	928,311
Edison International	7,232	389,082
Exelon Corp.	5,011	187,963
NextEra Energy, Inc.	5,301	434,841
NV Energy, Inc.	10,500	227,115

		2,167,312

Electronic Components-Semiconductors — 1.3%
Advanced Micro Devices, Inc.†	8,800	24,816
Altera Corp.	3,772	120,742
Avago Technologies, Ltd.	15,401	492,216
Broadcom Corp., Class A	18,899	680,364
Freescale Semiconductor, Ltd.†	8,277	128,128
LSI Corp.†	4,139	27,069
Micron Technology, Inc.†	11,886	111,966
Texas Instruments, Inc.	16,931	613,072
Xilinx, Inc.	3,686	139,736

		2,338,109

Electronic Forms — 0.1%
Adobe Systems, Inc.†	2,759	124,376

Electronic Measurement Instruments — 0.1%
Itron, Inc.†	4,600	182,390

Electronic Security Devices — 0.0%
Tyco International, Ltd.	2,094	67,259

Engineering/R&D Services — 0.5%
Aecom Technology Corp.†	8,000	232,560
EMCOR Group, Inc.	4,100	153,340
Fluor Corp.	9,374	534,131

		920,031

Enterprise Software/Service — 0.8%
Oracle Corp.	47,631	1,561,344

Finance-Consumer Loans — 0.1%
Ocwen Financial Corp.†	5,400	197,532

Finance-Credit Card — 1.2%
American Express Co.	1,689	115,545
Discover Financial Services	18,700	817,938
Visa, Inc., Class A	7,516	1,266,145

		2,199,628

Finance-Investment Banker/Broker — 0.1%
TD Ameritrade Holding Corp.	7,632	151,953

Finance-Other Services — 0.3%
CME Group, Inc.	4,305	262,002
IntercontinentalExchange, Inc.†	1,631	265,739

		527,741

Food-Confectionery — 0.1%
J.M. Smucker Co.	2,200	227,106

Food-Meat Products — 0.0%
Tyson Foods, Inc., Class A	2,500	61,575

Food-Misc./Diversified — 1.0%
Campbell Soup Co.	1,700	78,897
ConAgra Foods, Inc.	6,700	236,979
General Mills, Inc.	10,299	519,276
Ingredion, Inc.	3,000	216,030
Kellogg Co.	3,201	208,193
Kraft Foods Group, Inc.	346	17,815
Mondelez International, Inc., Class A	17,891	562,672

		1,839,862

Gas-Distribution — 0.2%
NiSource, Inc.	5,814	178,664
UGI Corp.	6,400	262,272

		440,936

Hotel/Motels — 0.1%
Wyndham Worldwide Corp.	4,100	246,328

Industrial Gases — 0.3%
Air Products & Chemicals, Inc.	5,611	487,933

Instruments-Controls — 1.1%
Honeywell International, Inc.	25,727	1,891,964
Mettler-Toledo International, Inc.†	387	80,867

		1,972,831

Instruments-Scientific — 0.1%
Thermo Fisher Scientific, Inc.	1,500	121,020

Insurance Brokers — 0.2%
Aon PLC	5,423	327,278

Insurance-Life/Health — 0.2%
CNO Financial Group, Inc.	14,400	163,008
Lincoln National Corp.	7,600	258,476

		421,484

Insurance-Multi-line — 1.4%
ACE, Ltd.	16,305	1,453,428
Allstate Corp.	16,300	802,938
Hartford Financial Services Group, Inc.	7,190	201,967
MetLife, Inc.	2,446	95,369

		2,553,702

Insurance-Property/Casualty — 0.2%
Travelers Cos., Inc.	4,700	401,427

Insurance-Reinsurance — 0.3%
Axis Capital Holdings, Ltd.	1,918	85,600
Everest Re Group, Ltd.	1,800	242,982
RenaissanceRe Holdings, Ltd.	2,500	234,725
Validus Holdings, Ltd.	700	27,027

		590,334

Internet Application Software — 0.0%
Splunk, Inc.†	1,304	53,203

Internet Content-Information/News — 0.1%
LinkedIn Corp., Class A†	789	151,559

Internet Security — 0.5%
Symantec Corp.†	35,500	862,650

Investment Management/Advisor Services — 0.7%
Ameriprise Financial, Inc.	10,022	746,940
Invesco, Ltd.	16,499	523,678

		1,270,618

Medical Information Systems — 0.0%
Cerner Corp.†	618	59,804

Medical Instruments — 0.6%
Intuitive Surgical, Inc.†	439	216,115
Medtronic, Inc.	18,600	868,248

		1,084,363

Medical Products — 0.3%
Baxter International, Inc.	2,329	162,727
CareFusion Corp.†	3,195	106,841
Covidien PLC	5,347	341,353

		610,921

Medical-Biomedical/Gene — 2.0%
Alexion Pharmaceuticals, Inc.†	1,385	135,730
Amgen, Inc.	11,100	1,156,731
Biogen Idec, Inc.†	3,731	816,828
Celgene Corp.†	3,251	383,845
Gilead Sciences, Inc.†	11,862	600,692
United Therapeutics Corp.†	900	60,102
Vertex Pharmaceuticals, Inc.†	6,740	517,767

		3,671,695

Medical-Drugs — 3.2%
Bristol-Myers Squibb Co.	11,110	441,289
Eli Lilly & Co.	13,200	731,016
Johnson & Johnson	20,269	1,727,527
Merck & Co., Inc.	30,415	1,429,505
Pfizer, Inc.	53,030	1,541,582

		5,870,919

Medical-HMO — 0.9%
Humana, Inc.	2,911	215,734
UnitedHealth Group, Inc.	23,101	1,384,443

		1,600,177

Medical-Wholesale Drug Distribution — 0.2%
Cardinal Health, Inc.	6,931	306,489

Metal-Aluminum — 0.1%
Alcoa, Inc.	29,054	246,959

Multilevel Direct Selling — 0.1%
Nu Skin Enterprises, Inc., Class A	4,600	233,358

Multimedia — 1.3%
Time Warner, Inc.	29,563	1,767,276
Viacom, Inc., Class B	9,600	614,304

		2,381,580

Networking Products — 0.8%
Cisco Systems, Inc.	68,779	1,438,857

Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	13,500	184,545

Office Supplies & Forms — 0.1%
Avery Dennison Corp.	3,800	157,510

Oil & Gas Drilling — 0.1%
Ensco PLC, Class A	3,626	209,148

Oil Companies-Exploration & Production — 1.4%
Anadarko Petroleum Corp.	3,036	257,331
Apache Corp.	2,216	163,718
ConocoPhillips	20,418	1,234,268
EOG Resources, Inc.	2,400	290,784
Occidental Petroleum Corp.	6,941	619,554

		2,565,655

Oil Companies-Integrated — 3.0%
Chevron Corp.	19,326	2,357,965
Exxon Mobil Corp.	26,457	2,354,408
Marathon Oil Corp.	8,300	271,161
Phillips 66	8,844	539,042

		5,522,576

Oil Field Machinery & Equipment — 0.3%
Cameron International Corp.†	2,600	160,030
National Oilwell Varco, Inc.	6,300	410,886

		570,916

Oil Refining & Marketing — 0.4%
Cheniere Energy, Inc.†	3,991	113,664
Marathon Petroleum Corp.	2,337	183,127
Tesoro Corp.	3,600	192,240
Western Refining, Inc.	6,400	197,824

		686,855

Oil-Field Services — 0.8%
Schlumberger, Ltd.	20,998	1,562,881

Paper & Related Products — 0.1%
International Paper Co.	5,500	258,390

Pharmacy Services — 0.3%
Express Scripts Holding Co.†	5,400	320,598
Omnicare, Inc.	5,300	231,981

		552,579

Pipelines — 0.2%
Williams Cos., Inc.	8,864	337,984

Printing-Commercial — 0.1%
R.R. Donnelley & Sons Co.	16,000	196,960

Private Equity — 0.1%
American Capital, Ltd.†	17,400	263,262

Publishing-Newspapers — 0.1%
Gannett Co., Inc.	10,200	205,632

Real Estate Investment Trusts — 0.9%
AvalonBay Communities, Inc.	441	58,671
Boston Properties, Inc.	400	43,772
CBL & Associates Properties, Inc.	9,800	236,572
Extra Space Storage, Inc.	5,400	235,332
General Growth Properties, Inc.	17,100	388,512
Geo Group, Inc.	5,600	209,720
HCP, Inc.	2,600	138,580
Hospitality Properties Trust	2,700	79,407
Ventas, Inc.	3,800	302,594

		1,693,160

Retail-Apparel/Shoe — 0.3%
Gap, Inc.	6,400	243,136
Lululemon Athletica, Inc.†	1,551	118,078
Ross Stores, Inc.	3,308	218,559

		579,773

Retail-Auto Parts — 0.2%
AutoZone, Inc.†	966	395,181

Retail-Building Products — 1.0%
Home Depot, Inc.	20,822	1,527,294
Lowe’s Cos., Inc.	9,199	353,425

		1,880,719

Retail-Computer Equipment — 0.1%
GameStop Corp., Class A	3,200	111,680

Retail-Discount — 0.5%
Target Corp.	6,648	469,083
Wal-Mart Stores, Inc.	4,650	361,398

		830,481

Retail-Drug Store — 0.8%
CVS Caremark Corp.	18,970	1,103,675
Walgreen Co.	8,600	425,786

		1,529,461

Retail-Major Department Stores — 0.2%
TJX Cos., Inc.	6,277	306,129

Retail-Regional Department Stores — 0.6%
Dillard’s, Inc., Class A	2,700	222,507
Macy’s, Inc.	19,400	865,240

		1,087,747

Retail-Restaurants — 0.3%
Brinker International, Inc.	6,000	233,400
Yum! Brands, Inc.	5,771	393,121

		626,521

Semiconductor Components-Integrated Circuits — 0.3%
QUALCOMM, Inc.	9,341	575,592

Semiconductor Equipment — 1.1%
Applied Materials, Inc.	24,001	348,254
ASML Holding NV	935	69,536
KLA-Tencor Corp.	6,165	334,451
Lam Research Corp.†	29,549	1,365,755

		2,117,996

Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	4,700	248,630

Software Tools — 0.1%
VMware, Inc., Class A†	1,438	101,379

Telecom Services — 0.1%
Amdocs, Ltd.	5,700	203,490

Telephone-Integrated — 1.1%
AT&T, Inc.	23,688	887,353
CenturyLink, Inc.	4,834	181,613
Verizon Communications, Inc.	17,821	960,730

		2,029,696

Therapeutics — 0.3%
BioMarin Pharmaceutical, Inc.†	1,200	78,720
Onyx Pharmaceuticals, Inc.†	2,169	205,621
Warner Chilcott PLC, Class A	13,900	199,882

		484,223

Tobacco — 1.3%
Altria Group, Inc.	6,900	251,919
Lorillard, Inc.	4,000	171,560
Philip Morris International, Inc.	20,237	1,934,455

		2,357,934

Tools-Hand Held — 0.1%
Stanley Black & Decker, Inc.	1,600	119,696

Transport-Rail — 0.7%
CSX Corp.	20,291	498,956
Norfolk Southern Corp.	7,642	591,644
Union Pacific Corp.	1,942	287,338

		1,377,938

Transport-Services — 0.0%
United Parcel Service, Inc., Class B	400	34,336

Web Portals/ISP — 1.2%
AOL, Inc.	5,300	204,792
Google, Inc., Class A†	1,871	1,542,770
Yahoo!, Inc.†	18,500	457,505

		2,205,067

Total Common Stock (cost $90,738,847)		110,160,648

ASSET BACKED SECURITIES — 7.7%

Diversified Financial Services — 7.7%
American Home Mtg. Assets LLC FRS Series 2006-2, Class 1A1 1.14% due 09/25/2046(1)	$77,148	55,403
Banc of America Alternative Loan Trust Series 2004-5, Class 4A1 5.00% due 06/25/2019(1)	32,556	32,796
Banc of America Commercial Mtg. Trust Series 2006-4, Class AM 5.68% due 07/10/2046(1)	60,000	68,139
Banc of America Commercial Mtg. Trust VRS Series 2006-2, Class A4 5.92% due 05/10/2045(2)	270,000	304,954
Banc of America Merrill Lynch Commercial Mtg., Inc. VRS Series 2005-4, Class A5B 5.00% due 07/10/2045(2)	145,000	158,024
Banc of America Mtg. Trust Series 2004-5, Class 3A2 4.75% due 06/25/2019(1)	23,762	24,353
Banc of America Re-Remic Trust Series 2012-PARK, Class A 2.96% due 12/10/2030*(2)	100,000	103,190
Bear Stearns Commercial Mtg. Securities Series 2006-PW14, Class A4 5.20% due 12/11/2038(2)	150,000	169,263
Bear Stearns Commercial Mtg. Securities Series 2006-PW14, Class AM 5.24% due 12/11/2038(2)	55,000	62,085
Bear Stearns Commercial Mtg. Securities VRS Series 2006-PW13, Class AM 5.58% due 09/11/2041(2)	155,000	176,082

Bear Stearns Commercial Mtg. Securities VRS Series 2007-PW16, Class AM 5.91% due 06/11/2040(2)	125,000	145,402
Bear Stearns Commercial Mtg. Securities VRS Series 2006-PW12, Class A4 5.91% due 09/11/2038(2)	145,000	163,519
CD Commercial Mtg. Trust VRS Series 2007-CD5, Class AJ 6.32% due 11/15/2044(1)	100,000	111,305
Citigroup Mtg. Loan Trust FRS Series 2007-WFH2, Class A2 0.35% due 03/25/2037	45,125	45,023
Citigroup Mtg. Loan Trust FRS Series 2006-HE1, Class M1 0.53% due 01/25/2036	250,000	242,866
Citigroup Mtg. Loan Trust Series 2007-12 Class 2A1 6.50% due 10/25/2036*(2)	249,769	199,171
Citigroup/Deutsche Bank Mtg. Trust VRS Series 2007-CD5, Class AM 6.32% due 11/15/2044(2)	95,000	113,443
Citimortgage Alternative Loan Trust Series 2007-A1, Class 1A7 6.00% due 01/25/2037(1)	234,635	200,015
Commercial Mtg. Pass Through Certs. Series 2012-CR3, Class A3 2.82% due 11/15/2045(2)	185,000	189,713
Commercial Mtg. Trust FRS Series 2011-FL1, Class A 2.50% due 07/17/2028*(2)	43,764	43,970
Countrywide Alternative Loan Trust FRS Series 2006-OA9, Class 1A1 0.40% due 07/20/2046(1)	474,506	266,119
Countrywide Alternative Loan Trust Series 2006-J5, Class 1A1 6.50% due 09/25/2036(1)	471,432	378,715
Countrywide Asset-Backed Certs. FRS Series 2005-5, Class M2 0.69% due 10/25/2035	240,000	234,228
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-21, Class A2 5.50% due 10/25/2035(1)	92,306	92,911
Credit Suisse First Boston Mtg. Securities Corp. FRS Series 2004-AR8, Class 2A1 2.80% due 09/25/2034(1)	73,128	74,264
Credit Suisse Mtg. Capital Pass Through Certs. VRS Series 2006-C1, Class A4 5.58% due 02/15/2039(2)	130,000	144,178
DBUBS Mtg. Trust Series 2011-LC3A, Class A2 3.64% due 08/10/2044(2)	150,000	162,245
First Franklin Mtg. Loan Trust FRS Series 2005-FF8, Class A2D 0.58% due 09/25/2035	100,074	98,724
First Franklin Mtg. Loan Trust FRS Series 2004-FF4, Class M1 1.06% due 06/25/2034	400,000	345,765
Ford Credit Floorplan Master Owner Trust Series 2012-4, Class A1 0.74% due 09/15/2016	845,000	847,168
Greenwich Capital Commercial Funding Corp. VRS Series 2005-GG3, Class A4 4.80% due 08/10/2042(2)	105,000	110,636
GS Mtg. Securities Corp. II VRS Series 2006-GG6, Class A4 5.55% due 04/10/2038(2)	1,000,000	1,110,071
GS Mtg. Securities Corp. II Series 2006-GG8, Class A4 5.56% due 11/10/2039(2)	385,000	438,056
GS Mtg. Securities Corp. II Series 2006-GG8, Class AM 5.59% due 11/10/2039(2)	140,000	159,254
GSAMP Trust FRS Series 2006-FM1, Class A2C 0.36% due 04/25/2036	398,051	298,771
Honda Auto Receivables Owner Trust Series 2011-3, Class A2 0.67% due 04/21/2014	26,115	26,125
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2005-LDP2, Class ASB 4.66% due 07/15/2042(2)	96,172	99,097
LB-UBS Commercial Mtg. Trust Series 2005-C3, Class A5 4.74% due 07/15/2030(2)	110,000	117,350
LB-UBS Commercial Mtg. Trust VRS Series 2003-C8, Class A4 5.12% due 11/15/2032(2)	163,459	164,760
Lehman Brothers Floating Rate Commercial Mtg. Trust FRS Series 2006-LLFA, Class A2 0.32% due 09/15/2021*(2)	46,995	46,939
Lehman Mtg. Trust Series 2007-4, Class 4A1 6.00% due 05/25/2037(1)	51,552	49,045
Merrill Lynch Mtg. Trust VRS Series 2005-CIP1, Class A4 5.05% due 07/12/2038(2)	120,000	130,440
Merrill Lynch Mtg. Trust VRS Series 2005-CIP1, Class AM 5.11% due 07/12/2038(2)	25,000	27,152
Merrill Lynch Mtg. Trust VRS Series 2005-CK11, Class A6 5.45% due 11/12/2037(2)	1,015,643	1,104,430
Merrill Lynch Mtg. Trust VRS Series 2006-C1, Class A4 5.87% due 05/12/2039(2)	180,000	203,058
Merrill Lynch/Countrywide Commercial Mtg. Trust VRS Pass Through Certificate, Series 2006-4, Class AM 5.20% due 12/12/2049(2)	175,000	196,770
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6, Class A4 2.86% due 11/15/2045(2)	140,000	143,627
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7, Class A4 2.92% due 02/15/2046(2)	55,000	56,498

Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C8, Class A4 3.13% due 12/15/2048(2)	175,000	182,910
Morgan Stanley Capital I Trust Series 2006-HQ10, Class A4 5.33% due 11/12/2041(2)	160,000	181,162
Morgan Stanley Capital I Trust Series 2006-IQ12 Class A4 5.33% due 12/15/2043(2)	265,000	300,780
Morgan Stanley Capital I Trust Series 2006-HQ10, Class AM 5.36% due 11/12/2041(2)	145,000	162,415
Morgan Stanley Capital I Trust VRS Series 2006-HQ8, Class AM 5.65% due 03/12/2044(2)	105,000	116,911
Morgan Stanley Capital I Trust VRS Series 2007-IQ16, Class AM 6.30% due 12/12/2049(2)	300,000	356,000
Morgan Stanley Re-REMIC Trust VRS Series 2009-GG10, Class A4A 5.98% due 08/12/2045*(2)	425,000	489,816
Option One Mtg. Loan Trust FRS Series 2004-3, Class M2 0.77% due 11/25/2034	182,128	176,681
Renaissance Home Equity Loan Trust FRS Series 2005-2, Class AV3 0.57% due 08/25/2035	305,064	289,161
Residential Asset Mtg. Products Trust FRS Series 2005-RS4, Class M1 0.63% due 04/25/2035	145,000	142,004
Toyota Auto Receivables Owner Trust Series 2011-B, Class A2 0.53% due 04/15/2014	38,228	38,236
Wachovia Bank Commercial Mtg. Trust Series 2005-C18, Class A4 4.94% due 04/15/2042(2)	80,000	85,482
Wachovia Bank Commercial Mtg. Trust VRS Series 2005-C18, Class AJ2 5.02% due 04/15/2042(2)	225,000	241,577
Wachovia Bank Commercial Mtg. Trust VRS Series 2005-C17, Class A4 5.08% due 03/15/2042(2)	115,000	122,684
Wachovia Bank Commercial Mtg. Trust VRS Series 2005-C21, Class A4 5.41% due 10/15/2044(2)	78,680	85,864
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C23, Class A4 5.42% due 01/15/2045(2)	246,771	270,228
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C27, Class AM 5.80% due 07/15/2045(2)	105,000	118,938
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C25, Class A5 5.92% due 05/15/2043(2)	195,000	222,163
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C25, Class A4 5.92% due 05/15/2043(2)	175,000	196,494
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C26, Class AM 6.17% due 06/15/2045(2)	160,000	182,796
Washington Mutual Mtg. Pass Through Certs. Series 2006-5, Class 2CB1 6.00% due 07/25/2036(1)	147,779	107,032
Wells Fargo Home Equity Trust FRS Series 2006-1, Class A3 0.35% due 05/25/2036	4,640	4,638
Wells Fargo Home Equity Trust VRS Series 2004-2, Class AI6 5.00% due 10/25/2034	73,612	75,543
Wells Fargo Mtg. Backed Securities Trust Series 2005-2, Class 2A1 4.75% due 04/25/2020(1)	26,983	27,845
Wells Fargo Mtg. Backed Securities Trust Series 2007-7, Class A1 6.00% due 06/25/2037(1)	218,350	215,419
WF-RBS Commercial Mtg. Trust Series 2012-C10, Class A3 2.88% due 12/15/2045(2)	110,000	112,611
WF-RBS Commercial Mtg. Trust Series 2013-C12, Class AS 3.56% due 03/15/2048	135,000	141,345
World Omni Auto Receivables Trust Series 2011-B, Class A2 0.65% due 08/15/2014	11,670	11,671

Total Asset Backed Securities (cost $14,573,597)		14,393,518

U.S. CORPORATE BONDS & NOTES — 12.1%

Aerospace/Defense — 0.1%
Lockheed Martin Corp. Senior Notes 4.07% due 12/15/2042*	80,000	76,261
Lockheed Martin Corp. Senior Notes 4.85% due 09/15/2041	35,000	37,823

		114,084

Applications Software — 0.1%
Microsoft Corp. Senior Notes 3.50% due 11/15/2042	110,000	104,886

Auto-Cars/Light Trucks — 0.4%
Chrysler Group LLC/CG Co-Issuer, Inc. Sec. Notes 8.25% due 06/15/2021	200,000	229,500
Daimler Finance North America LLC FRS Company Guar. Notes 1.06% due 04/10/2014*	365,000	366,522
Ford Motor Co. Senior Notes 4.75% due 01/15/2043	85,000	84,966

		680,988

Auto/Truck Parts & Equipment-Original — 0.0%
American Axle & Manufacturing, Inc. Company Guar. Notes 7.75% due 11/15/2019	25,000	28,562

Banks-Commercial — 0.3%
HSBC USA, Inc. Senior Notes 2.38% due 02/13/2015	230,000	236,955
Standard Chartered PLC Sub. Notes 3.95% due 01/11/2023*	200,000	204,330
Wachovia Bank NA FRS Sub. Notes 0.68% due 11/03/2014	195,000	195,233

		636,518

Banks-Super Regional — 0.5%
Capital One Financial Corp. Senior Notes 4.75% due 07/15/2021	100,000	114,787
Wells Fargo & Co. Sub. Notes 3.45% due 02/13/2023	235,000	239,792
Wells Fargo & Co. Senior Notes 3.50% due 03/08/2022	95,000	101,911
Wells Fargo & Co. Senior Notes 3.68% due 06/15/2016(3)	395,000	427,002

		883,492

Beverages-Non-alcoholic — 0.0%
PepsiCo, Inc. Senior Notes 2.75% due 03/01/2023	75,000	76,328

Brewery — 0.2%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.63% due 01/17/2023	90,000	91,157
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.38% due 01/15/2020	120,000	145,987
SABMiller Holdings, Inc. Company Guar. Notes 2.45% due 01/15/2017*	200,000	209,479

		446,623

Broadcast Services/Program — 0.2%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes 6.50% due 11/15/2022*	225,000	241,313
Discovery Communications LLC Company Guar. Notes 4.88% due 04/01/2043	65,000	70,537

		311,850

Cable/Satellite TV — 0.5%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.38% due 06/01/2020	185,000	207,662
Comcast Corp. Company Guar. Notes 6.30% due 11/15/2017	40,000	48,959
Comcast Corp. Company Guar. Notes 6.50% due 01/15/2017	65,000	78,010
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 5.15% due 03/15/2042	180,000	183,758
DISH DBS Corp. Company Guar. Notes 7.88% due 09/01/2019	160,000	182,400
Time Warner Cable, Inc. Company Guar. Notes 4.50% due 09/15/2042	30,000	28,535
Time Warner Cable, Inc. Company Guar. Notes 5.50% due 09/01/2041	165,000	178,415

		907,739

Casino Hotels — 0.1%
Caesars Entertainment Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/2017	150,000	158,625

Cellular Telecom — 0.0%
Sprint Nextel Corp. Company Guar. Notes 9.00% due 11/15/2018*	60,000	73,800

Chemicals-Specialty — 0.1%
Huntsman International LLC Company Guar. Notes 4.88% due 11/15/2020	120,000	125,700

Coal — 0.1%
Peabody Energy Corp. Company Guar. Notes 6.25% due 11/15/2021	150,000	159,937

Computers — 0.1%
Apple, Inc. Senior Notes 3.85% due 05/04/2043	80,000	79,534
Hewlett-Packard Co. Senior Notes 6.00% due 09/15/2041	30,000	30,400

		109,934

Consumer Products-Misc. — 0.4%
Central Garden and Pet Co. Company Guar. Notes 8.25% due 03/01/2018	90,000	94,162
Jarden Corp. Company Guar. Notes 7.50% due 01/15/2020	225,000	247,219
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020	200,000	209,500
Spectrum Brands, Inc. Senior Sec. Notes 9.50% due 06/15/2018	125,000	140,469

		691,350

Data Processing/Management — 0.1%
First Data Corp. Senior Sec. Notes 8.88% due 08/15/2020*	195,000	222,300

Distribution/Wholesale — 0.1%
HD Supply, Inc. Senior Sec. Notes 8.13% due 04/15/2019	125,000	141,406

Diversified Banking Institutions — 1.4%
Bank of America Corp. Senior Notes 3.30% due 01/11/2023	190,000	192,438
Bank of America Corp. Senior Notes 3.63% due 03/17/2016	135,000	143,277
Bank of America Corp. Senior Notes 3.75% due 07/12/2016	15,000	15,957
Bank of America Corp. Senior Notes 3.88% due 03/22/2017	300,000	323,634
Bank of America Corp. Senior Notes 4.50% due 04/01/2015	60,000	63,646
Bank of America Corp. Senior Notes 5.00% due 05/13/2021	15,000	17,166
Bank of America Corp. Senior Notes 5.88% due 02/07/2042	95,000	118,783
Citigroup, Inc. FRS Sub. Notes 0.55% due 06/09/2016	165,000	160,114
Citigroup, Inc. Sub. Notes 4.05% due 07/30/2022	145,000	150,722
Citigroup, Inc. Senior Notes 5.38% due 08/09/2020	120,000	143,098
Citigroup, Inc. Senior Notes 5.88% due 05/29/2037	45,000	55,546
Citigroup, Inc. Senior Notes 5.88% due 01/30/2042	40,000	50,164
Citigroup, Inc. Senior Notes 6.38% due 08/12/2014	65,000	69,499
Goldman Sachs Group, Inc. Senior Notes 2.38% due 01/22/2018	210,000	214,021
Goldman Sachs Group, Inc. Senior Notes 3.30% due 05/03/2015	115,000	119,974
Goldman Sachs Group, Inc. Senior Notes 3.63% due 01/22/2023	180,000	186,722
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	35,000	43,663
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	50,000	57,364
Morgan Stanley Senior Notes 3.75% due 02/25/2023	30,000	31,135
Morgan Stanley Notes 5.45% due 01/09/2017	120,000	134,909
Morgan Stanley Senior Notes 5.50% due 01/26/2020	80,000	93,083
Morgan Stanley Senior Notes 5.50% due 07/28/2021	90,000	105,626
Morgan Stanley Senior Notes 6.38% due 07/24/2042	70,000	88,760

		2,579,301

Diversified Financial Services — 0.2%
General Electric Capital Corp. Senior Notes 1.63% due 04/02/2018	80,000	80,593
General Electric Capital Corp. Senior Notes 2.30% due 04/27/2017	150,000	156,054
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	190,000	230,245

		466,892

Diversified Manufacturing Operations — 0.1%
General Electric Co. Senior Notes 4.13% due 10/09/2042	70,000	74,111
General Electric Co. Senior Notes 5.25% due 12/06/2017	40,000	47,161

		121,272

E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 2.50% due 11/29/2022	160,000	157,116

Electric-Distribution — 0.0%
Oglethorpe Power Corp. 1st Mtg. Notes 4.20% due 12/01/2042	50,000	49,982

Electric-Generation — 0.2%
AES Corp. Senior Notes 8.00% due 06/01/2020	275,000	333,437

Electric-Integrated — 0.6%
Baltimore Gas & Electric Co. Senior Notes 2.80% due 08/15/2022	115,000	117,696
Carolina Power & Light Co. 1st Mtg. Notes 4.10% due 03/15/2043	85,000	88,873
Dominion Resources, Inc. Senior Notes 5.20% due 08/15/2019	175,000	209,298
Duke Energy Corp. Senior Notes 3.05% due 08/15/2022	115,000	119,001
Entergy Arkansas, Inc. 1st. Mtg. Notes 3.75% due 02/15/2021	65,000	71,558
Georgia Power Co. Senior Notes 4.30% due 03/15/2043	110,000	115,088
Nisource Finance Corp. Company Guar. Notes 4.80% due 02/15/2044	45,000	46,300

NiSource Finance Corp. Bonds 5.80% due 02/01/2042	50,000	58,096
PacifiCorp 1st. Mtg. Notes 2.95% due 02/01/2022	110,000	116,483
Xcel Energy, Inc. Senior Notes 4.70% due 05/15/2020	95,000	112,400

		1,054,793

Enterprise Software/Service — 0.2%
Oracle Corp. Senior Notes 2.50% due 10/15/2022	325,000	324,862

Finance-Auto Loans — 0.3%
Ford Motor Credit Co. LLC Senior Notes 2.75% due 05/15/2015	200,000	204,943
Ford Motor Credit Co. LLC Senior Notes 3.00% due 06/12/2017	400,000	414,606

		619,549

Finance-Credit Card — 0.1%
American Express Credit Corp. Senior Notes 7.30% due 08/20/2013	275,000	280,637

Food-Misc./Diversified — 0.2%
ConAgra Foods, Inc. Senior Notes 4.65% due 01/25/2043	60,000	63,040
Hawk Acquisition Sub, Inc. Senior Sec. Notes 4.25% due 10/15/2020*	225,000	227,812
Kraft Foods Group, Inc. Senior Notes 1.63% due 06/04/2015	85,000	86,446

		377,298

Funeral Services & Related Items — 0.0%
Service Corp. International Senior Notes 7.00% due 05/15/2019	65,000	71,094

Gas-Distribution — 0.1%
Sempra Energy Senior Notes 2.88% due 10/01/2022	130,000	131,824

Gold Mining — 0.1%
Barrick North America Finance LLC Company Guar. Notes 4.40% due 05/30/2021	25,000	26,078
Barrick North America Finance LLC Company Guar. Notes 5.70% due 05/30/2041	90,000	90,600

		116,678

Independent Power Producers — 0.0%
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/2020*	68,000	77,010

Insurance-Life/Health — 0.2%
Prudential Financial, Inc. Notes 7.38% due 06/15/2019	275,000	354,417

Insurance-Multi-line — 0.2%
ING US, Inc. Company Guar. Notes 2.90% due 02/15/2018*	145,000	148,400
MetLife, Inc. Senior Notes 4.13% due 08/13/2042	45,000	44,793
MetLife, Inc. Senior Notes 4.75% due 02/08/2021	100,000	116,745

		309,938

Insurance-Reinsurance — 0.1%
Berkshire Hathaway Finance Corp. Company Guar. Notes 3.00% due 05/15/2022	40,000	41,461
Berkshire Hathaway, Inc. Senior Notes 4.50% due 02/11/2043	55,000	57,670
Swiss Re Treasury US Corp. Company Guar. Notes 4.25% due 12/06/2042*	20,000	20,229

		119,360

Machinery-Farming — 0.0%
Case New Holland, Inc. Company Guar. Notes 7.88% due 12/01/2017	70,000	83,300

Medical Instruments — 0.0%
St Jude Medical, Inc. Senior Notes 4.75% due 04/15/2043	45,000	48,111

Medical Labs & Testing Services — 0.0%
Roche Holdings, Inc. Company Guar. Notes 6.00% due 03/01/2019*	60,000	74,527

Medical Products — 0.1%
Biomet, Inc. Company Guar. Notes 6.50% due 08/01/2020*	210,000	228,900

Medical-Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 5.65% due 06/15/2042	20,000	24,450
Gilead Sciences, Inc. Senior Notes 4.50% due 04/01/2021	65,000	74,907

		99,357

Medical-Drugs — 0.2%
AbbVie, Inc. Senior Notes 4.40% due 11/06/2042*	120,000	126,723
Bristol-Myers Squibb Co. Senior Notes 3.25% due 08/01/2042	15,000	13,669
GlaxoSmithKline Capital, Inc. Company Guar. Notes 4.20% due 03/18/2043	80,000	84,913
Valeant Pharmaceuticals International Company Guar. Notes 7.25% due 07/15/2022*	205,000	232,163

		457,468

Medical-Generic Drugs — 0.2%
Mylan, Inc. Company Guar. Notes 7.88% due 07/15/2020*	200,000	233,776
Watson Pharmaceuticals, Inc. Senior Notes 3.25% due 10/01/2022	115,000	114,582

		348,358

Medical-HMO — 0.2%
Aetna, Inc. Senior Notes 2.75% due 11/15/2022	190,000	189,287
Cigna Corp. Senior Notes 5.38% due 02/15/2042	45,000	53,018
Humana, Inc. Senior Notes 4.63% due 12/01/2042	95,000	96,263
UnitedHealth Group, Inc. Senior Notes 3.95% due 10/15/2042	30,000	29,425
UnitedHealth Group, Inc. Senior Notes 5.70% due 10/15/2040	50,000	61,755

		429,748

Medical-Hospitals — 0.2%
HCA, Inc. Company Guar. Notes 7.50% due 02/15/2022	145,000	173,275
Tenet Healthcare Corp. Senior Sec. Notes 4.75% due 06/01/2020*	185,000	192,400

		365,675

Medical-Wholesale Drug Distribution — 0.0%
Cardinal Health, Inc. Senior Notes 4.60% due 03/15/2043	30,000	30,727

Multimedia — 0.2%
NBCUniversal Media LLC Senior Notes 4.38% due 04/01/2021	225,000	259,557
News America, Inc. Company Guar. Notes 6.40% due 12/15/2035	30,000	38,125
Time Warner, Inc. Company Guar. Bonds 6.25% due 03/29/2041	40,000	49,857
Viacom, Inc. Senior Notes 4.38% due 03/15/2043*	20,000	19,048

		366,587

Networking Products — 0.1%
Cisco Systems, Inc. Senior Notes 5.50% due 01/15/2040	80,000	99,392

Oil Companies-Exploration & Production — 0.4%
Anadarko Petroleum Corp. Senior Notes 6.38% due 09/15/2017	100,000	119,695
Apache Corp. Senior Notes 4.25% due 01/15/2044	30,000	29,682
Denbury Resources, Inc. Company Guar. Notes 8.25% due 02/15/2020	140,000	158,900
Devon Energy Corp. Senior Notes 4.75% due 05/15/2042	25,000	25,786
EP Energy LLC/Everest Acquisition Finance, Inc. Senior Sec. Notes 6.88% due 05/01/2019	90,000	98,550
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 7.75% due 02/01/2021	200,000	219,000
Petrohawk Energy Corp. Company Guar. Notes 7.88% due 06/01/2015	35,000	35,787

		687,400

Oil Companies-Integrated — 0.1%
Phillips 66 Company Guar. Notes 4.30% due 04/01/2022	170,000	189,770

Oil Refining & Marketing — 0.0%
Marathon Petroleum Corp. Senior Notes 6.50% due 03/01/2041	65,000	84,071

Paper & Related Products — 0.1%
International Paper Co. Senior Notes 6.00% due 11/15/2041	95,000	115,625

Pharmacy Services — 0.1%
Express Scripts Holding Co. Company Guar. Notes 4.75% due 11/15/2021	190,000	219,586

Pipelines — 0.4%
DCP Midstream LLC Senior Notes 5.35% due 03/15/2020*	55,000	61,427
DCP Midstream Operating LP Company Guar. Notes 3.88% due 03/15/2023	50,000	51,236
Energy Transfer Partners LP Senior Notes 6.50% due 02/01/2042	90,000	108,401
Enterprise Products Operating LLC Company Guar. Notes 4.85% due 03/15/2044	30,000	32,238
Enterprise Products Operating LLC Company Guar. Notes 5.70% due 02/15/2042	130,000	154,979
Kinder Morgan Energy Partners LP Senior Notes 5.00% due 03/01/2043	180,000	193,276
ONEOK Partners LP Company Guar. Notes 3.25% due 02/01/2016	70,000	74,080
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 5.75% due 01/15/2020	85,000	103,139

		778,776

Real Estate Investment Trusts — 0.3%
Boston Properties LP Senior Notes 3.13% due 09/01/2023	55,000	55,811
ERP Operating LP Senior Notes 3.00% due 04/15/2023	35,000	35,368
Geo Group, Inc. Company Guar. Notes 6.63% due 02/15/2021	195,000	215,963
HCP, Inc. Senior Notes 5.38% due 02/01/2021	70,000	83,031
Liberty Property LP Senior Notes 3.38% due 06/15/2023	45,000	45,453
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.25% due 03/01/2022	190,000	207,468

		643,094

Rental Auto/Equipment — 0.3%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 8.25% due 01/15/2019	215,000	238,919
Hertz Corp. Company Guar. Notes 5.88% due 10/15/2020	145,000	158,413
United Rentals North America, Inc. Company Guar. Notes 7.63% due 04/15/2022	205,000	235,237

		632,569

Retail-Apparel/Shoe — 0.1%
L Brands, Inc. Company Guar. Notes 6.63% due 04/01/2021	120,000	137,850

Retail-Building Products — 0.1%
Home Depot, Inc. Senior Notes 4.20% due 04/01/2043	110,000	115,307

Retail-Discount — 0.1%
Wal-Mart Stores, Inc. Senior Notes 4.00% due 04/11/2043	160,000	165,004

Retail-Drug Store — 0.1%
CVS Caremark Corp. Senior Notes 5.75% due 05/15/2041	35,000	43,010
CVS Pass-Through Trust Pass Through Certs. 7.51% due 01/10/2032*	74,752	99,125

		142,135

Retail-Perfume & Cosmetics — 0.1%
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 6.88% due 11/15/2019	175,000	195,781

Retail-Regional Department Stores — 0.0%
Macy’s Retail Holdings, Inc. Company Guar. Notes 4.30% due 02/15/2043	45,000	43,515
Macy’s Retail Holdings, Inc. Company Guar. Notes 5.13% due 01/15/2042	28,000	30,298

		73,813

Rubber-Tires — 0.1%
Goodyear Tire & Rubber Co. Company Guar. Notes 8.25% due 08/15/2020	125,000	139,844

Telephone-Integrated — 0.5%
AT&T, Inc. Senior Notes 2.63% due 12/01/2022	35,000	34,677
AT&T, Inc. Senior Notes 4.30% due 12/15/2042*	260,000	254,780
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032	205,000	242,413
Verizon Communications, Inc. Senior Notes 2.45% due 11/01/2022	125,000	121,120
Verizon Communications, Inc. Senior Notes 3.85% due 11/01/2042	160,000	146,728
Verizon Communications, Inc. Senior Notes 4.60% due 04/01/2021	25,000	28,834
Windstream Corp. Company Guar. Notes 7.75% due 10/01/2021	100,000	110,500
Windstream Corp. Company Guar. Notes 8.13% due 09/01/2018	90,000	99,000

		1,038,052

Television — 0.1%
Sinclair Television Group, Inc. Company Guar. Notes 5.38% due 04/01/2021*	125,000	126,562

Tobacco — 0.2%
Altria Group, Inc. Company Guar. Notes 2.85% due 08/09/2022	110,000	109,775
Altria Group, Inc. Company Guar. Notes 4.25% due 08/09/2042	50,000	48,116
Altria Group, Inc. Company Guar. Notes 4.75% due 05/05/2021	120,000	137,837
Philip Morris International, Inc. Senior Notes 4.13% due 03/04/2043	100,000	101,427
Philip Morris International, Inc. Senior Notes 4.38% due 11/15/2041	15,000	15,736

		412,891

Transport-Rail — 0.1%
Burlington Northern Santa Fe LLC Senior Notes 3.05% due 09/01/2022	125,000	129,266
Burlington Northern Santa Fe LLC Senior Notes 3.60% due 09/01/2020	110,000	120,719

CSX Corp. Senior Notes 4.10% due 03/15/2044	20,000	19,648

		269,633

Travel Services — 0.1%
Sabre, Inc. Senior Sec. Notes 8.50% due 05/15/2019*	125,000	139,062

Wire & Cable Products — 0.1%
Belden, Inc. Company Guar. Notes 5.50% due 09/01/2022*	125,000	128,750

Total U.S. Corporate Bonds & Notes (cost $21,326,863)		22,487,307

FOREIGN CORPORATE BONDS & NOTES — 3.1%

Advertising Services — 0.0%
WPP Finance 2010 Company Guar. Notes 3.63% due 09/07/2022	35,000	35,667

Banks-Commercial — 1.0%
Caixa Economica Federal Senior Notes 2.38% due 11/06/2017*	150,000	146,475
DNB Bank ASA Senior Notes 3.20% due 04/03/2017*	290,000	309,505
HSBC Bank PLC Senior Notes 3.10% due 05/24/2016*	275,000	292,539
Skandinaviska Enskilda Banken AB Senior Notes 1.75% due 03/19/2018*	200,000	201,890
Standard Chartered PLC Senior Notes 3.20% due 05/12/2016*	135,000	143,335
Svenska Handelsbanken AB Senior Notes 4.88% due 06/10/2014*	235,000	246,421
Swedbank AB Senior Notes 1.75% due 03/12/2018*	200,000	201,622
Swedbank AB Senior Notes 2.13% due 09/29/2017*	200,000	204,723

		1,746,510

Cellular Telecom — 0.2%
America Movil SAB de CV Company Guar. Notes 2.38% due 09/08/2016	200,000	207,766
America Movil Sab de CV Company Guar. Notes 5.00% due 03/30/2020	100,000	115,119
Vodafone Group PLC Senior Notes 4.38% due 02/19/2043	65,000	64,814

		387,699

Diversified Manufacturing Operations — 0.1%
Bombardier, Inc. Senior Notes 7.75% due 03/15/2020*	140,000	165,900

Diversified Minerals — 0.3%
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 8.25% due 11/01/2019*	130,000	143,000
Vale Overseas, Ltd. Company Guar. Notes 4.38% due 01/11/2022	240,000	252,571
Xstrata Finance Canada, Ltd. Company Guar. Notes 4.00% due 10/25/2022*	120,000	121,655
Xstrata Finance Canada, Ltd. Company Guar. Notes 5.30% due 10/25/2042*	25,000	24,543

		541,769

Electric-Generation — 0.1%
Abu Dhabi National Energy Co. Senior Notes 3.63% due 01/12/2023*	200,000	202,800

Electric-Integrated — 0.1%
PPL WEM Holdings PLC Senior Notes 5.38% due 05/01/2021*	105,000	121,357

Finance-Investment Banker/Broker — 0.1%
Banco BTG Pactual SA Senior Notes 4.00% due 01/16/2020*	200,000	192,000

Gold Mining — 0.0%
Barrick Gold Corp. Senior Notes 5.25% due 04/01/2042	55,000	52,316

Medical-Drugs — 0.3%
GlaxoSmithKline Capital PLC Company Guar. Notes 2.85% due 05/08/2022	225,000	233,626
Teva Pharmaceutical Finance Co., BV Company Guar. Notes 2.40% due 11/10/2016	125,000	131,356
Teva Pharmaceutical Finance Co., BV Company Guar. Notes 2.95% due 12/18/2022	125,000	127,578

		492,560

Metal-Diversified — 0.0%
Rio Tinto Finance USA PLC Company Guar. Notes 2.88% due 08/21/2022	65,000	64,788

Oil & Gas Drilling — 0.0%
Transocean, Inc. Company Guar. Notes 3.80% due 10/15/2022	35,000	35,514

Oil Companies-Exploration & Production — 0.1%
Kazmunaygas National Co. Senior Notes 5.75% due 04/30/2043*	220,000	224,195

Oil Companies-Integrated — 0.4%
BP Capital Markets PLC Company Guar. Notes 3.25% due 05/06/2022	200,000	211,042
Cenovus Energy, Inc. Senior Notes 3.00% due 08/15/2022	155,000	158,472
Petroleos Mexicanos Company Guar. Notes 6.50% due 06/02/2041	160,000	198,800

Shell International Finance BV Company Guar. Notes 2.38% due 08/21/2022	65,000	65,432
Suncor Energy, Inc. Senior Notes 6.10% due 06/01/2018	85,000	103,082
Total Capital International SA Company Guar. Notes 2.70% due 01/25/2023	25,000	25,592

		762,420

Satellite Telecom — 0.1%
Intelsat Jackson Holdings SA Company Guar. Notes 7.25% due 10/15/2020	90,000	99,900
SES Company Guar. Notes 5.30% due 04/04/2043*	90,000	96,326

		196,226

Telecom Services — 0.1%
UPCB Finance III, Ltd. Senior Sec. Notes 6.63% due 07/01/2020*	150,000	163,125

Telephone-Integrated — 0.1%
Deutsche Telekom International Finance BV Company Guar. Notes 2.25% due 03/06/2017*	235,000	241,305

Tobacco — 0.1%
BAT International Finance PLC Company Guar. Notes 3.25% due 06/07/2022*	150,000	158,410

Total Foreign Corporate Bonds & Notes (cost $5,635,250)		5,784,561

FOREIGN GOVERNMENT AGENCIES — 0.7%

Sovereign — 0.7%
Dominican Republic Senior Notes 5.88% due 04/18/2024*	105,000	107,625
Government of Romania Senior Notes 4.38% due 08/22/2023*	144,000	149,033
Kingdom of Morocco Senior Notes 5.50% due 12/11/2042*	200,000	208,000
Republic of Costa Rica Senior Notes 4.25% due 01/26/2023*	200,000	203,000
Republic of El Salvador Senior Notes 5.88% due 01/30/2025*	105,000	110,250
Republic of Guatemala Senior Notes 4.88% due 02/13/2028*	200,000	203,000
State of Qatar Senior Notes 5.75% due 01/20/2042*	200,000	254,000

Total Foreign Government Agencies (cost $1,208,436)		1,234,908

U.S. GOVERNMENT AGENCIES — 12.2%

Federal Home Loan Mtg. Corp. — 1.9%
1.38% due 05/01/2020	1,065,000	1,068,123
2.50% due 12/01/2027	53,020	55,531
3.50% due 05/01/2042	148,921	159,062
3.50% due 08/01/2042	177,377	189,576
3.50% due May TBA	240,000	255,113
4.00% due May TBA	520,000	555,181
4.50% due May TBA	380,000	406,897
5.00% due 03/01/2019	23,846	25,370
5.00% due May TBA	410,000	440,045
5.32% due 06/01/2037	11,686	12,606
5.42% due 07/01/2037	32,091	34,586
5.50% due 06/01/2037	122,272	130,076
5.50% due 07/01/2034	92,992	101,109
5.57% due 06/01/2037	15,055	16,233
6.50% due 05/01/2016	194	194
Federal Home Loan Mtg. Corp. REMIC Series 4056, Class BI 3.00% due 05/15/2027(1)(4)	101,335	12,316
Series 4097, Class CI
3.00% due 08/15/2027(1)(4)	316,397	40,503
Series 4146, Class AI
3.00% due 12/15/2027(1)(4)	164,018	20,630

		3,523,151

Federal National Mtg. Assoc. — 7.6%
zero coupon due 06/01/2017	610,000	589,320
2.50% due May TBA	1,680,000	1,756,650
3.00% due 05/01/2027	73,492	78,468
3.00% due 06/01/2027	82,655	88,199
3.00% due May TBA	3,225,000	3,373,148
3.50% due 03/01/2042	49,382	52,927
3.50% due 08/01/2042	137,317	146,879
3.50% due 09/01/2042	88,097	94,212
3.50% due 10/01/2042	49,421	53,133
3.50% due 12/01/2042	188,293	202,414
3.50% due May TBA	1,610,000	1,713,362
4.00% due 11/01/2041	366,640	392,731
4.00% due 12/01/2041	470,786	516,867
4.00% due 03/01/2042	419,801	457,611
4.00% due 12/01/2042	295,808	316,858
4.00% due 04/01/2043	70,000	76,852
4.00% due May TBA	70,000	74,922
4.50% due 09/01/2041	476,344	514,336
4.50% due May TBA	980,000	1,054,831
4.63% due 05/01/2013	480,000	480,000
5.00% due 03/01/2018	37,532	40,388
5.00% due 04/01/2018	11,254	12,046
5.00% due 07/01/2018	43,933	47,276
5.00% due 08/01/2018	19,813	21,320
5.00% due 06/01/2019	32,657	35,143
5.00% due 05/01/2041	340,000	368,103
5.00% due 09/01/2041	423,404	465,456
5.00% due May TBA	70,000	75,141
5.50% due 10/01/2017	67,254	72,141
5.50% due 11/01/2017	22,652	24,228
5.50% due 04/01/2037	360,199	395,916
6.00% due 08/01/2017	38,066	40,815
6.00% due 05/01/2038	129,796	142,042
6.50% due 10/01/2039	111,677	125,410
6.50% due May TBA	70,000	77,755
Federal National Mtg. Assoc. REMIC Series 2012-128, Class KI 3.00% due 11/25/2027(1)(4)	552,221	68,524
Series 2012-144, Class EI
3.00% due 01/25/2028(1)(4)	135,764	17,237
Series 2012-145, Class EI
3.00% due 01/25/2028(1)(4)	280,780	35,899
Series 2012-150, Class BI
3.00% due 01/25/2028(1)(4)	320,817	41,321

Series 2013-10, Class YI 3.00% due 02/25/2028(1)(4)	263,282	35,213
Series 2013-9, Class IO
3.00% due 02/25/2028(1)(4)	117,296	15,209
Series 2013-15, Class QI
3.00% due 03/25/2028(1)(4)	108,367	14,082
Series 2010-116, Class BI
5.00% due 08/25/2020(1)(4)	279,108	25,532

		14,229,917

Government National Mtg. Assoc. — 2.5%
3.00% due May TBA	630,000	670,359
3.50% due May TBA	1,020,000	1,111,003
4.00% due 10/20/2040	86,358	94,699
4.00% due 11/20/2040	196,053	214,988
4.50% due 05/15/2039	117,884	130,413
4.50% due 07/15/2040	98,165	107,503
4.50% due 07/20/2040	63,113	69,880
4.50% due 10/20/2040	346,302	383,430
5.00% due 10/20/2039	289,990	323,393
5.50% due 01/15/2034	327,467	368,340
7.50% due 01/15/2032	66,697	83,207
Government National Mtg. Assoc. REMIC
Series 2010-68, Class WA
3.00% due 12/16/2039(1)	167,956	177,082
Series 2011-52, Class LV
4.00% due 07/20/2034(1)	190,000	207,249
Series 2010-116, Class HB
4.00% due 09/20/2040(1)	360,000	401,656
Series 2010-73, Class CA
4.50% due 08/20/2035(1)	148,584	158,335
Series 2009-103, Class PD
4.50% due 03/20/2038(1)	80,000	89,621

		4,591,158

Tennessee Valley Authority — 0.2%
4.65% due 06/15/2035	248,000	292,834

Total U.S. Government Agencies (cost $22,366,533)		22,637,060

U.S. GOVERNMENT TREASURIES — 3.2%

United States Treasury Bonds — 0.8%
0.75% due 02/15/2042 TIPS(5)	123,262	133,739
3.13% due 02/15/2043	40,000	41,906
4.50% due 05/15/2038	357,000	472,244
5.38% due 02/15/2031	679,000	970,333

		1,618,222

United States Treasury Notes — 2.4%
0.13% due 04/15/2017 TIPS(5)	822,621	875,835
0.13% due 04/15/2018 TIPS(5)	668,717	720,857
0.25% due 02/15/2015	988,000	988,733
0.38% due 01/15/2016	620,000	621,405
0.38% due 03/15/2016	820,000	821,729
0.75% due 02/28/2018	60,000	60,314
0.75% due 03/31/2018	245,000	246,072
0.88% due 01/31/2018	95,000	96,084

		4,431,029

Total U.S. Government Treasuries (cost $6,023,689)		6,049,251

MUNICIPAL BONDS & NOTES — 0.4%
New Jersey State Turnpike Authority Revenue Bonds Series F 7.41% due 01/01/2040	110,000	166,880
New Jersey State Turnpike Authority Revenue Bonds 7.10% due 01/01/2041	110,000	161,541
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	120,000	125,357
State of California General Obligation Bonds 7.55% due 04/01/2039	115,000	171,974
State of Illinois General Obligation Bonds 5.10% due 06/01/2033	90,000	90,302

Total Municipal Bonds & Notes (cost $644,097)		716,054

Total Long-Term Investment Securities (cost $162,517,312)		183,463,307

SHORT-TERM INVESTMENT SECURITIES — 0.0%

U.S. Government Treasuries — 0.0%
United States Treasury Bills 0.03% due 06/13/2013(7) (cost $54,994)	55,000	54,994

REPURCHASE AGREEMENT — 8.2%

Agreement with State Street Bank and Trust Co., bearing interest at 0.01% dated 04/30/2013 to be repurchased 05/01/2013 in the amount of $15,317,004 and collateralized by $15,745,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having approximate value of $15,626,598 (cost $15,317,000)	15,317,000	15,317,000

TOTAL INVESTMENTS (cost $177,889,306)(6)	106.8%	198,835,301
Liabilities in excess of other assets	(6.8)	(12,685,861)

NET ASSETS	100.0%	$186,149,440

†	Non-income producing security

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2013, the aggregate value of these securities was $9,503,819 representing 5.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Collateralized Mortgage Obligation

(2)	Commercial Mortgage Backed Security

(3)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.

(4)	Interest Only

(5)	Principal amount of security is adjusted for inflation.

(6)	See Note 4 for cost of investments on a tax basis.

(7)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

FRS	— Floating Rate Security

VRS	— Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at April 30, 2013 and unless noted otherwise, the dates shown are the original maturity dates.

REMIC	— Real Estate Mortgage Investment Conduit

TBA	— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

TIPS	— Treasury Inflation Protected Securities

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of April 30, 2013	Unrealized Appreciation / (Depreciation)
21	Long	S&P 500 E-Mini Index	June 2013	$1,632,992	$1,671,810	$38,818
14	Long	U.S. Treasury 2 Year Notes	June 2013	3,084,951	3,088,750	3,799
24	Long	U.S. Treasury 5 Year Notes	June 2013	2,973,752	2,991,375	17,623
33	Short	U.S. Treasury 10 Year Notes	June 2013	4,354,120	4,400,859	(46,739)
2	Short	U.S. Ultra Bond	June 2013	329,465	328,688	777

						$14,278

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2013 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock	$110,160,648	$—	$—	$110,160,648
Asset Backed Securities:
Diversified Financial Services	—	14,393,518	—	14,393,518
U.S. Corporate Bonds & Notes	—	22,487,307	—	22,487,307
Foreign Corporate Bonds & Notes	—	5,784,561	—	5,784,561
Foreign Government Agencies	—	1,234,908	—	1,234,908
U.S. Government Agencies:
Federal National Mtg. Assoc	—	14,229,917	—	14,229,917
Other U.S. Government Agencies*	—	8,407,143	—	8,407,143
U.S. Government Treasuries	—	6,049,251	—	6,049,251
Municipal Bonds & Notes	—	716,054	—	716,054
Short-Term Investment Securities:
U.S. Government Treasuries	—	54,994	—	54,994
Repurchase Agreement	—	15,317,000	—	15,317,000
Other Financial Instruments:@
Open Futures Contracts-Appreciation	61,017	—	—	61,017

Total	$110,221,665	$88,674,653	$—	$198,896,318

LIABILITIES:
Other Financial Instruments:@
Open Futures Contracts-Depreciation	$46,739	$—	$—	$46,739

*	Sum of all other industries or government agencies each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry or government agency classification, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 investments at the end of the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2013 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCK — 61.1%
Advertising Agencies — 0.5%
Omnicom Group, Inc.	58,610	$3,503,120

Aerospace/Defense — 1.8%
General Dynamics Corp.	14,520	1,073,899
Lockheed Martin Corp.	85,390	8,461,295
Northrop Grumman Corp.	26,750	2,026,045

		11,561,239

Aerospace/Defense-Equipment — 1.2%
United Technologies Corp.	86,060	7,856,417

Applications Software — 0.1%
Check Point Software Technologies, Ltd.†	16,640	775,757

Auto-Cars/Light Trucks — 0.1%
General Motors Co.†	28,230	870,613

Auto/Truck Parts & Equipment-Original — 1.0%
Delphi Automotive PLC	60,840	2,811,417
Johnson Controls, Inc.	112,920	3,953,329

		6,764,746

Banks-Commercial — 0.2%
Zions Bancorporation	41,050	1,010,651

Banks-Fiduciary — 1.7%
Bank of New York Mellon Corp.	221,892	6,261,792
State Street Corp.	76,810	4,491,081

		10,752,873

Banks-Super Regional — 1.8%
PNC Financial Services Group, Inc.	36,230	2,459,292
SunTrust Banks, Inc.	28,260	826,605
Wells Fargo & Co.	213,800	8,120,124

		11,406,021

Beverages-Non-alcoholic — 0.6%
Coca-Cola Co.	36,740	1,555,204
Coca-Cola Enterprises, Inc.	14,990	549,084
Dr Pepper Snapple Group, Inc.	20,450	998,573
PepsiCo, Inc.	8,650	713,366

		3,816,227

Beverages-Wine/Spirits — 0.8%
Diageo PLC	177,558	5,416,902

Cable/Satellite TV — 1.0%
Comcast Corp., Special Class A	132,110	5,190,602
Time Warner Cable, Inc.	16,090	1,510,690

		6,701,292

Cellular Telecom — 0.5%
Vodafone Group PLC	974,165	2,968,936

Chemicals-Diversified — 1.2%
Celanese Corp., Series A	25,970	1,283,177
E.I. du Pont de Nemours & Co.	17,690	964,282
PPG Industries, Inc.	39,850	5,863,529

		8,110,988

Commercial Services-Finance — 0.7%
Mastercard, Inc., Class A	1,448	800,643
McGraw-Hill Financial, Inc.	16,290	881,452
Moody’s Corp.	27,730	1,687,370
Western Union Co.	88,680	1,313,351

		4,682,816

Computer Services — 1.7%
Accenture PLC, Class A	69,120	5,629,133
International Business Machines Corp.	25,400	5,144,516

		10,773,649

Computers — 0.4%
Hewlett-Packard Co.	130,900	2,696,540

Cosmetics & Toiletries — 0.5%
Procter & Gamble Co.	41,794	3,208,525

Data Processing/Management — 0.3%
Dun & Bradstreet Corp.	10,400	919,880
Fidelity National Information Services, Inc.	7,500	315,375
Fiserv, Inc.†	11,380	1,036,832

		2,272,087

Diversified Banking Institutions — 3.9%
Bank of America Corp.	196,690	2,421,254
Goldman Sachs Group, Inc.	49,420	7,218,779
JPMorgan Chase & Co.	289,510	14,188,885
Morgan Stanley	63,810	1,413,392

		25,242,310

Diversified Manufacturing Operations — 3.0%
3M Co.	62,338	6,527,412
Danaher Corp.	117,890	7,184,217
Eaton Corp. PLC	54,810	3,365,882
Illinois Tool Works, Inc.	25,570	1,650,799
Pentair, Ltd.	18,626	1,012,323

		19,740,633

Electric-Integrated — 0.9%
Duke Energy Corp.	14,400	1,082,880
PG&E Corp.	12,450	603,078
PPL Corp.	66,730	2,227,447
Public Service Enterprise Group, Inc.	47,260	1,730,189

		5,643,594

Electronic Components-Semiconductors — 0.4%
Intel Corp.	59,010	1,413,289
Microchip Technology, Inc.	26,000	946,920

		2,360,209

Electronic Security Devices — 0.5%
Tyco International, Ltd.	95,980	3,082,878

Engineering/R&D Services — 0.2%
Fluor Corp.	19,210	1,094,586

Enterprise Software/Service — 0.7%
Oracle Corp.	147,520	4,835,706

Finance-Credit Card — 0.6%
American Express Co.	16,160	1,105,506
Visa, Inc., Class A	15,650	2,636,399

		3,741,905

Food-Confectionery — 0.1%
J.M. Smucker Co.	5,560	573,959

Food-Misc./Diversified — 2.5%
Danone SA	46,431	3,547,157
General Mills, Inc.	96,850	4,883,177
Kellogg Co.	11,360	738,854
Kraft Foods Group, Inc.	7,406	381,335
Mondelez International, Inc., Class A	40,160	1,263,032
Nestle SA	78,598	5,612,935

		16,426,490

Food-Retail — 0.2%
Kroger Co.	39,330	1,352,165

Independent Power Producers — 0.2%
NRG Energy, Inc.	36,420	1,015,025

Industrial Gases — 0.6%
Air Products & Chemicals, Inc.	41,780	3,633,189

Instruments-Controls — 1.1%
Honeywell International, Inc.	96,210	7,075,283

Instruments-Scientific — 0.8%
Thermo Fisher Scientific, Inc.	61,060	4,926,321

Insurance Brokers — 0.5%
Aon PLC	51,990	3,137,596

Insurance-Life/Health — 0.8%
Prudential Financial, Inc.	82,960	5,012,443

Insurance-Multi-line — 1.7%
ACE, Ltd.	66,890	5,962,575
MetLife, Inc.	127,890	4,986,431

		10,949,006

Insurance-Property/Casualty — 1.0%
Chubb Corp.	16,220	1,428,495
Travelers Cos., Inc.	56,880	4,858,121

		6,286,616

Investment Management/Advisor Services — 1.2%
BlackRock, Inc.	14,725	3,924,212
Franklin Resources, Inc.	24,160	3,736,586

		7,660,798

Medical Instruments — 0.8%
Medtronic, Inc.	46,180	2,155,683
St Jude Medical, Inc.	74,310	3,063,058

		5,218,741

Medical Labs & Testing Services — 0.1%
Quest Diagnostics, Inc.	15,200	856,216

Medical Products — 0.6%
Becton, Dickinson and Co.	7,260	684,618
Covidien PLC	49,840	3,181,786

		3,866,404

Medical-Drugs — 4.8%
Abbott Laboratories	77,180	2,849,486
AbbVie, Inc.	17,900	824,295
Bayer AG	11,675	1,218,039
Johnson & Johnson	136,570	11,639,861
Merck & Co., Inc.	38,500	1,809,500
Pfizer, Inc.	390,405	11,349,073
Roche Holding AG	4,875	1,218,488
Zoetis, Inc.	5,110	168,732

		31,077,474

Medical-Wholesale Drug Distribution — 0.2%
AmerisourceBergen Corp.	25,880	1,400,626

Metal Processors & Fabrication — 0.2%
Precision Castparts Corp.	5,170	988,969

Multimedia — 1.9%
News Corp., Class A	31,510	975,865
Time Warner, Inc.	29,230	1,747,369
Viacom, Inc., Class B	37,760	2,416,263
Walt Disney Co.	110,330	6,933,137

		12,072,634

Oil & Gas Drilling — 0.2%
Noble Corp.	37,360	1,401,000

Oil Companies-Exploration & Production — 2.8%
Anadarko Petroleum Corp.	34,120	2,892,011
Apache Corp.	43,580	3,219,690
Canadian Natural Resources, Ltd.	32,090	941,521
EOG Resources, Inc.	9,960	1,206,754
EQT Corp.	20,020	1,503,902
Noble Energy, Inc.	27,340	3,097,349
Occidental Petroleum Corp.	56,710	5,061,934

		17,923,161

Oil Companies-Integrated — 2.5%
Chevron Corp.	57,481	7,013,257
Exxon Mobil Corp.	103,156	9,179,852

		16,193,109

Oil-Field Services — 0.1%
Schlumberger, Ltd.	12,740	948,238

Pharmacy Services — 0.2%
Express Scripts Holding Co.†	24,530	1,456,346

Pipelines — 0.3%
Williams Cos., Inc.	59,500	2,268,735

Retail-Auto Parts — 0.2%
Advance Auto Parts, Inc.	13,820	1,159,222

Retail-Discount — 0.9%
Target Corp.	81,520	5,752,051

Retail-Drug Store — 1.1%
CVS Caremark Corp.	111,718	6,499,753
Walgreen Co.	18,700	925,837

		7,425,590

Retail-Office Supplies — 0.2%
Staples, Inc.	92,470	1,224,303

Retail-Regional Department Stores — 0.3%
Kohl’s Corp.	44,970	2,116,288

Retail-Restaurants — 0.4%
McDonald’s Corp.	23,990	2,450,339

Soap & Cleaning Preparation — 0.2%
Reckitt Benckiser Group PLC	16,900	1,232,776

Telephone-Integrated — 1.5%
AT&T, Inc.	153,780	5,760,599
CenturyLink, Inc.	21,775	818,086
Verizon Communications, Inc.	62,990	3,395,791

		9,974,476

Tobacco — 2.8%
Altria Group, Inc.	28,880	1,054,409
Lorillard, Inc.	77,790	3,336,413
Philip Morris International, Inc.	144,060	13,770,695

		18,161,517

Tools-Hand Held — 0.4%
Stanley Black & Decker, Inc.	35,554	2,659,795

Toys — 0.4%
Hasbro, Inc.	59,010	2,795,304

Transport-Rail — 0.3%
Canadian National Railway Co.	9,220	903,376
Union Pacific Corp.	6,550	969,138

		1,872,514

Transport-Services — 0.7%
United Parcel Service, Inc., Class B	55,930	4,801,031

Total Common Stock (cost $279,527,522)		396,236,970

CONVERTIBLE PREFERRED STOCK — 0.2%
Auto-Cars/Light Trucks — 0.1%
General Motors Co., Series B 4.75%	22,620	1,051,378

Electric-Integrated — 0.1%
PPL Corp. 9.50%	6,710	392,199

Total Convertible Preferred Stock (cost $1,466,500)		1,443,577

PREFERRED STOCK — 0.0%
Aerospace/Defense-Equipment — 0.0%
United Technologies Corp. 7.50% (cost $241,111)	4,800	283,872

ASSET BACKED SECURITIES — 2.5%
Diversified Financial Services — 2.5%
Bayview Financial Revolving Mtg. Loan Trust FRS Series 2005-E, Class M1 1.80% due 12/28/2040*(1)	$540,752	287,698
Capital Trust Re CDO, Ltd. Series 2005-3A, Class A2 5.16% due 06/25/2035*(2)	325,215	325,800
Citigroup Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.70% due 06/10/2017(3)	700,000	819,493
Citigroup/Deutsche Bank Commercial Mtg. Trust Series 2007-CD4, Class A4 5.32% due 12/11/2049(3)	500,000	569,363
Credit Suisse Mtg. Capital Certs. VRS Series 2007-C5, Class A4 5.70% due 09/15/2040(3)	1,116,407	1,297,801
Federal National Mtg. Assoc. Series 2011-M7, Class A2 2.58% due 09/25/2018(3)	412,000	437,101
FHLMC Multifamily Structured Pass Through Certs. Series K712, Class A2 1.87% due 11/25/2019(3)	225,000	229,897
FHLMC Multifamily Structured Pass Through Certs. Series K705, Class A2 2.30% due 09/25/2018(3)	107,530	113,394
FHLMC Multifamily Structured Pass Through Certs. Series K704, Class A2 2.41% due 08/25/2018(3)	279,000	295,527
FHLMC Multifamily Structured Pass Through Certs. Series K702, Class A2 3.15% due 02/25/2018(3)	71,000	77,557
FHLMC Multifamily Structured Pass Through Certs. Series K009, Class A2 3.81% due 08/25/2020(3)	647,000	727,598
FHLMC Multifamily Structured Pass Through Certs. VRS Series K701, Class A2 3.88% due 11/25/2017(3)	197,389	220,384
FHLMC Multifamily Structured Pass Through Certs. Series K004, Class A2 4.19% due 08/25/2019(3)	101,332	116,705
FHLMC Multifamily Structured Pass Through Certs. Series K003, Class A5 5.09% due 03/25/2019(3)	793,000	946,391
GMAC Mtg. Corp. Loan Trust VRS Series 2006-HE3, Class A3 5.81% due 10/25/2036	300,344	286,794
Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class AM 5.48% due 03/10/2039(3)	1,725,000	1,942,126
GS Mtg. Securities Corp. II VRS Series 2007-GG10, Class A4 5.79% due 08/10/2045(3)	1,069,571	1,230,874
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2005-LDP2, Class AM 4.78% due 07/15/2042(3)	765,000	822,185
JP Morgan Chase Commercial Mtg. Securities Corp. VRS Series 2005-CB12, Class AM 4.95% due 09/12/2037(3)	800,000	865,148
JP Morgan Chase Commercial Mtg. Securities Corp. VRS Series 2004-C2, Class A3 5.38% due 05/15/2041(3)	192,837	199,355
JP Morgan Chase Commercial Mtg. Securities Corp. VRS Series 2006-LDP6, Class A4 5.48% due 04/15/2043(3)	164,618	183,615
JP Morgan Chase Commercial Mtg. Securities Corp. VRS Series 2007-LD12, Class A3 6.13% due 02/15/2051(3)	600,000	629,887
ML-CFC Commercial Mtg. Trust VRS Series 2007-7, Class A4 5.74% due 06/12/2050(3)	1,323,511	1,518,260
Morgan Stanley Capital I, Inc. VRS Series 1998-HF2, Class X 1.18% due 11/15/2030*(3)(4)	1,688,829	32,795
RAAC VRS Series 2004-SP3, Class AI3 4.97% due 09/25/2034(5)	30,534	30,515
Race Point IV CLO, Ltd. FRS Series 2007-4A, Class A1A 0.50% due 08/01/2021*(1)	520,000	512,049
Residential Funding Mtg. Securities II, Inc. VRS Series 2005-HS2, Class AI3 5.32% due 12/25/2035	645,877	379,025
Spirit Master Funding LLC Pass Through Series 2005-1, Class A1 5.05% due 07/20/2023*(1)(3)	530,317	514,407
Wachovia Bank Commercial Mtg. Trust VRS Series 2007, Class A3 5.92% due 06/15/2049(3)	707,737	820,324

Total Asset Backed Securities (cost $15,786,746)		16,432,068

U.S. CORPORATE BONDS & NOTES — 6.7%
Aerospace/Defense — 0.1%
BAE Systems Holdings, Inc. Company Guar. Notes 5.20% due 08/15/2015*	444,000	481,137

Aerospace/Defense-Equipment — 0.0%
United Technologies Corp. Senior Notes 3.10% due 06/01/2022	260,000	276,621

Banks-Super Regional — 0.4%
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/2016	720,000	825,533
PNC Funding Corp. Bank Guar. Notes 5.63% due 02/01/2017	600,000	686,758
Wachovia Corp. Sub. Notes 5.25% due 08/01/2014	565,000	596,493
Wells Fargo & Co. Senior Notes 2.10% due 05/08/2017	620,000	642,841

		2,751,625

Brewery — 0.2%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 8.00% due 11/15/2039	660,000	1,067,584

Cable/Satellite TV — 0.3%
Comcast Corp. Company Guar. Notes 2.85% due 01/15/2023	620,000	637,766
Cox Communications, Inc. Senior Notes 4.63% due 06/01/2013	708,000	710,351
DIRECTV Holdings LLC / DIRECTV Financing Co, Inc. Company Guar. Notes 4.60% due 02/15/2021	350,000	390,015

		1,738,132

Cellular Telecom — 0.1%
Crown Castle Towers LLC Senior Sec. Bonds 4.88% due 08/15/2040*	240,000	276,992
Crown Castle Towers LLC Senior Sec. Bonds 6.11% due 01/15/2040*	454,000	557,886

		834,878

Computers — 0.0%
Apple, Inc. Senior Notes 3.85% due 05/04/2043	228,000	226,673

Diversified Banking Institutions — 0.8%
Bank of America Corp. Senior Notes 7.38% due 05/15/2014	325,000	346,591
Bank of America Corp. Senior Notes 7.63% due 06/01/2019	460,000	588,923
Citigroup, Inc. Senior Notes 3.38% due 03/01/2023	218,000	225,752
Citigroup, Inc. Sub. Notes 5.00% due 09/15/2014	598,000	626,940
Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/2017	772,000	864,325
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	182,000	186,370
JPMorgan Chase & Co. Senior Notes 6.30% due 04/23/2019	770,000	947,807
Morgan Stanley Notes 6.63% due 04/01/2018	1,270,000	1,522,491

		5,309,199

Diversified Financial Services — 0.1%
General Electric Capital Corp. Senior Notes 3.10% due 01/09/2023	345,000	350,050
ZFS Finance USA Trust V FRS Jr. Sub. Bonds 6.50% due 05/09/2037*	474,000	507,180

		857,230

Diversified Manufacturing Operations — 0.1%
General Electric Co. Senior Notes 2.70% due 10/09/2022	590,000	607,628

E-Commerce/Products — 0.0%
eBay, Inc. Senior Notes 1.35% due 07/15/2017	180,000	182,525

Electric-Generation — 0.1%
Bruce Mansfield Unit Pass Through Certs. Series 2001-2 6.85% due 06/01/2034(1)	564,249	627,332

Electric-Integrated — 0.2%
Entergy Louisiana LLC Sec. Notes 8.09% due 01/02/2017	96,991	99,956
Midamerican Funding LLC Senior Sec. Bonds 6.93% due 03/01/2029	166,000	221,348
Progress Energy, Inc. Senior Notes 3.15% due 04/01/2022	672,000	696,609
PSEG Power LLC Company Guar. Notes 5.32% due 09/15/2016	414,000	467,793
System Energy Resources, Inc. Sec. Notes 5.13% due 01/15/2014*(1)	67,763	68,378

		1,554,084

Electric-Transmission — 0.1%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 7.00% due 09/01/2022	495,000	661,955

Engineering/R&D Services — 0.0%
ABB Finance USA, Inc. Company Guar. Notes 2.88% due 05/08/2022	191,000	197,138

Finance-Auto Loans — 0.2%
Hyundai Capital America Senior Notes 2.13% due 10/02/2017*	43,000	43,103
Toyota Motor Credit Corp. Senior Notes 3.20% due 06/17/2015	390,000	411,256
Toyota Motor Credit Corp. Senior Notes 3.40% due 09/15/2021	550,000	599,955

		1,054,314

Finance-Credit Card — 0.1%
American Express Co. Senior Notes 5.50% due 09/12/2016	710,000	809,984

Food-Misc./Diversified — 0.1%
ConAgra Foods, Inc. Senior Notes 3.20% due 01/25/2023	321,000	328,259
Kraft Foods Group, Inc. Senior Notes 3.50% due 06/06/2022	256,000	272,940

		601,199

Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 4.80% due 07/15/2021	570,000	658,431

Insurance-Multi-line — 0.1%
Metropolitan Life Global Funding I Senior Sec. Notes 5.13% due 06/10/2014*	290,000	304,694

Insurance-Property/Casualty — 0.3%
ACE INA Holdings, Inc. Company Guar. Notes 2.70% due 03/13/2023	630,000	641,218
Chubb Corp. FRS Jr. Sub. Notes 6.38% due 03/29/2067	940,000	1,045,750

		1,686,968

Medical Labs & Testing Services — 0.2%
Roche Holdings, Inc. Company Guar. Notes 6.00% due 03/01/2019*	848,000	1,053,310

Medical Products — 0.2%
CareFusion Corp. Senior Notes 6.38% due 08/01/2019	720,000	867,496
Hospira, Inc. Senior Notes 6.05% due 03/30/2017	555,000	631,730

		1,499,226

Medical-Drugs — 0.2%
AbbVie, Inc. Company Guar. Notes 1.20% due 11/06/2015*	1,140,000	1,149,001

Medical-HMO — 0.1%
WellPoint, Inc. Senior Notes 3.30% due 01/15/2023	375,000	386,766

Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 3.88% due 03/15/2023*	630,000	635,032

Multimedia — 0.3%
News America, Inc. Company Guar. Bonds 8.50% due 02/23/2025	664,000	922,640
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/2033	700,000	1,003,648

		1,926,288

Oil Companies-Exploration & Production — 0.1%
Apache Corp. Senior Notes 3.25% due 04/15/2022	263,000	276,551
Apache Corp. Senior Bonds 4.75% due 04/15/2043	200,000	211,079
EOG Resources, Inc. Senior Bonds 2.63% due 03/15/2023	189,000	190,145

		677,775

Oil Companies-Integrated — 0.0%
Hess Corp. Senior Notes 8.13% due 02/15/2019	190,000	247,587

Pharmacy Services — 0.1%
Express Scripts Holding Co. Company Guar. Notes 2.65% due 02/15/2017	800,000	841,010

Pipelines — 0.4%
Duke Capital Corp. Company Guar. Notes 8.00% due 10/01/2019	708,000	935,944
Energy Transfer Partners LP Senior Notes 3.60% due 02/01/2023	346,000	353,121
Enterprise Products Operating LLC Company Guar. Notes 6.50% due 01/31/2019	565,000	705,093
Kinder Morgan Energy Partners LP Senior Bonds 7.40% due 03/15/2031	110,000	145,436
Kinder Morgan Energy Partners LP Senior Bonds 7.75% due 03/15/2032	212,000	291,897

		2,431,491

Property Trust — 0.2%
WEA Finance LLC Company Guar. Notes 4.63% due 05/10/2021*	620,000	701,957
WEA Finance LLC Company Guar. Notes 6.75% due 09/02/2019*	233,000	289,433

		991,390

Real Estate Investment Trusts — 0.5%
American Tower Trust I Sec. Notes 3.07% due 03/15/2048*	630,000	643,805
Boston Properties LP Senior Notes 5.00% due 06/01/2015	147,000	159,502
ERP Operating LP Senior Notes 4.63% due 12/15/2021	553,000	631,136
ERP Operating LP Senior Notes 5.38% due 08/01/2016	160,000	181,695
HCP, Inc. Senior Notes 5.38% due 02/01/2021	460,000	545,631
Simon Property Group LP Senior Notes 5.88% due 03/01/2017	673,000	783,429

		2,945,198

Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	711,000	936,898

Retail-Apparel/Shoe — 0.0%
Limited Brands, Inc. Senior Notes 5.25% due 11/01/2014	222,000	234,487

Retail-Building Products — 0.0%
Home Depot, Inc. Senior Bonds 5.95% due 04/01/2041	173,000	229,692

Retail-Discount — 0.4%
Target Corp. Senior Bonds 4.00% due 07/01/2042	633,000	641,506
Wal-Mart Stores, Inc. Senior Bonds 5.25% due 09/01/2035	1,503,000	1,823,330

		2,464,836

Telephone-Integrated — 0.2%
AT&T, Inc. Senior Bonds 5.55% due 08/15/2041	869,000	1,003,063

Television — 0.1%
Hearst-Argyle Television, Inc. Senior Bonds 7.50% due 11/15/2027(1)	800,000	656,217

Tobacco — 0.1%
Altria Group, Inc. Company Guar. Notes 2.85% due 08/09/2022	640,000	638,691

Total U.S. Corporate Bonds & Notes (cost $38,813,813)		43,437,289

FOREIGN CORPORATE BONDS & NOTES — 3.8%
Auto-Cars/Light Trucks — 0.1%
Volkswagen International Finance NV Company Guar. Notes 2.38% due 03/22/2017*	532,000	554,364

Banks-Commercial — 0.9%
Banco Bradesco SA Sub. Notes 6.75% due 09/29/2019*	392,000	452,760
Banco de Credito del Peru Senior Notes 5.38% due 09/16/2020	522,000	574,200
BBVA Bancomer SA Sub. Notes 6.75% due 09/30/2022*	510,000	586,500
BPCE SA FRS Jr. Sub. Notes 12.50% due 09/30/2019*(6)	593,000	743,974
Commonwealth Bank of Australia Senior Notes 5.00% due 10/15/2019*	460,000	542,630
Credit Suisse New York Senior Notes 5.50% due 05/01/2014	590,000	619,099
ING Bank NV Senior Notes 3.75% due 03/07/2017*	514,000	552,766
ING Bank NV Government Guar. Notes 3.90% due 03/19/2014*	830,000	856,024
Santander US Debt SA Unipersonal Bank Guar. Notes 3.78% due 10/07/2015*	300,000	305,364
Svenska Handelsbanken AB Senior Notes 4.88% due 06/10/2014*	600,000	629,160
Swedbank AB Senior Notes 2.13% due 09/29/2017*	200,000	204,723

		6,067,200

Banks-Money Center — 0.1%
ABN Amro Bank NV FRS Senior Notes 2.05% due 01/30/2014*	640,000	646,790

Banks-Mortgage — 0.1%
Achmea Hypotheekbank NV Government Guar. Notes 3.20% due 11/03/2014*	347,000	362,441

Banks-Special Purpose — 0.1%
Kreditanstalt fuer Wiederaufbau Government Guar. Notes 4.88% due 06/17/2019	840,000	1,020,600

Cellular Telecom — 0.2%
Rogers Communications, Inc. Company Guar. Notes 6.80% due 08/15/2018	982,000	1,237,320

Diversified Banking Institutions — 0.2%
BNP Paribas SA FRS Jr. Sub. Bonds 7.20% due 06/25/2037*(6)	400,000	426,500
HSBC Holdings PLC Senior Notes 5.10% due 04/05/2021	423,000	501,758
Royal Bank of Scotland Group PLC Senior Notes 2.55% due 09/18/2015	155,000	159,659

		1,087,917

Investment Companies — 0.2%
Temasek Financial I, Ltd. Company Guar. Notes 2.38% due 01/23/2023*	1,110,000	1,090,992

Machinery-Construction & Mining — 0.2%
Atlas Copco AB Senior Bonds 5.60% due 05/22/2017*	900,000	1,039,644

Medical-Generic Drugs — 0.1%
Teva Pharmaceutical Finance IV BV Company Guar. Notes 3.65% due 11/10/2021	780,000	843,773

Metal-Diversified — 0.1%
Rio Tinto Finance USA PLC Company Guar. Notes 3.50% due 03/22/2022	570,000	595,472

Metal-Iron — 0.1%
Vale Overseas, Ltd. Company Guar. Notes 4.63% due 09/15/2020	189,000	205,316
Vale Overseas, Ltd. Company Guar. Notes 6.88% due 11/10/2039	149,000	178,548

		383,864

Non-Ferrous Metals — 0.0%
Codelco, Inc. Senior Notes 3.75% due 11/04/2020*	260,000	277,973

Oil & Gas Drilling — 0.0%
Transocean, Inc. Company Guar. Notes 3.80% due 10/15/2022	317,000	321,655

Oil Companies-Exploration & Production — 0.2%
CNOOC Finance 2012, Ltd. Company Guar. Notes 3.88% due 05/02/2022*	630,000	668,333
Gazprom OAO Via Gaz Capital SA Senior Notes 3.85% due 02/06/2020*	200,000	202,400
Ras Laffan Liquefied Natural Gas Co., Ltd. III Senior Sec. Notes 5.83% due 09/30/2016*	308,301	332,965

		1,203,698

Oil Companies-Integrated — 0.8%
BP Capital Markets PLC Company Guar. Notes 4.50% due 10/01/2020	193,000	223,701
BP Capital Markets PLC Company Guar. Notes 4.74% due 03/11/2021	527,000	618,785
Husky Energy, Inc. Senior Notes 5.90% due 06/15/2014	500,000	527,934
Husky Energy, Inc. Senior Notes 7.25% due 12/15/2019	512,000	660,965
Petro-Canada Senior Notes 6.05% due 05/15/2018	1,075,000	1,298,045
Petrobras International Finance Co. Company Guar. Notes 5.38% due 01/27/2021	237,000	261,711
Petrobras International Finance Co. Company Guar. Notes 6.75% due 01/27/2041	173,000	205,182
Petroleos Mexicanos Company Guar. Notes 8.00% due 05/03/2019	491,000	638,300
Total Capital International SA Company Guar. Notes 1.55% due 06/28/2017	768,000	783,309

		5,217,932

SupraNational Banks — 0.1%
Asian Development Bank Senior Notes 1.13% due 03/15/2017	353,000	360,166
Asian Development Bank Senior Notes 2.75% due 05/21/2014	620,000	636,436

		996,602

Telephone-Integrated — 0.1%
Telecom Italia Capital SA Company Guar. Notes 5.25% due 11/15/2013	343,000	350,031

Tobacco — 0.1%
BAT International Finance PLC Company Guar. Notes 3.25% due 06/07/2022*	639,000	674,827

Web Portals/ISP — 0.1%
Baidu, Inc. Senior Notes 3.50% due 11/28/2022	690,000	694,180

Total Foreign Corporate Bonds & Notes (cost $22,574,191)		24,667,275

FOREIGN GOVERNMENT AGENCIES — 0.7%
Sovereign — 0.7%
AID-Egypt Government Guar. Notes 4.45% due 09/15/2015	785,000	859,595
Republic of Iceland Notes 4.88% due 06/16/2016*	610,000	649,650
Republic of Peru Senior Notes 7.35% due 07/21/2025	102,000	148,155
Russian Federation Senior Bonds 3.63% due 04/29/2015*(1)	1,400,000	1,466,556
Societe Financement de l’Economie Francaise Government Guar. Notes 3.38% due 05/05/2014*	468,000	482,405
United Mexican States Senior Notes 4.75% due 03/08/2044	849,000	939,418

Total Foreign Government Agencies (cost $4,240,731)		4,545,779

U.S. GOVERNMENT AGENCIES — 11.9%
Federal Home Loan Mtg. Corp. — 3.0%
2.50% due May TBA	825,000	861,223
3.00% due June TBA	3,043,000	3,174,520
3.50% due 02/01/2042	648,178	696,216
3.50% due July TBA	1,676,000	1,775,837
4.00% due 11/01/2040	1,140,127	1,217,843
4.00% due 01/01/2041	1,470,641	1,570,886
4.50% due 08/01/2018	152,988	162,789
4.50% due 11/01/2018	261,965	278,750
4.50% due 01/01/2019	74,742	79,531
4.50% due 03/01/2019	19,675	20,920
4.50% due 08/01/2019	12,380	13,200
4.50% due 02/01/2020	24,349	25,962
4.50% due 08/01/2024	583,695	622,918
4.50% due 04/01/2035	187,563	201,591
4.50% due 09/01/2039	247,263	264,796
4.50% due 10/01/2039	146,491	156,878
5.00% due 03/01/2018	78,684	83,516
5.00% due 05/01/2018	51,348	54,501
5.00% due 09/01/2018	79,536	84,714
5.00% due 02/01/2019	136,942	145,695

5.00% due 09/01/2033	367,086	396,718
5.00% due 03/01/2034	145,391	161,439
5.00% due 04/01/2034	64,291	69,340
5.00% due 08/01/2035	110,391	118,923
5.00% due 10/01/2035	293,291	318,436
5.00% due 11/01/2035	784,058	844,653
5.00% due 12/01/2036	134,112	144,477
5.00% due 07/01/2039	936,758	1,005,642
5.50% due 01/01/2019	146,526	158,213
5.50% due 04/01/2019	9,905	10,564
5.50% due 06/01/2019	8,998	9,734
5.50% due 07/01/2019	34,241	36,951
5.50% due 10/01/2024	89,898	98,110
5.50% due 06/01/2025	136,404	148,694
5.50% due 07/01/2025	73,611	80,243
5.50% due 08/01/2025	111,361	121,395
5.50% due 09/01/2025	76,174	83,037
5.50% due 12/01/2033	168,564	187,649
5.50% due 01/01/2034	318,820	347,047
5.50% due 04/01/2034	63,256	70,296
5.50% due 11/01/2034	42,772	47,027
5.50% due 05/01/2035	42,506	46,734
5.50% due 09/01/2035	77,330	85,022
5.50% due 10/01/2035	73,543	80,605
6.00% due 04/01/2016	3,468	3,621
6.00% due 04/01/2017	24,075	25,962
6.00% due 07/01/2017	14,618	15,764
6.00% due 10/01/2017	19,425	20,948
6.00% due 08/01/2019	96,925	105,135
6.00% due 09/01/2019	19,181	20,717
6.00% due 11/01/2019	46,798	50,376
6.00% due 05/01/2021	29,737	32,627
6.00% due 10/01/2021	97,110	106,744
6.00% due 02/01/2023	149,178	162,367
6.00% due 12/01/2025	53,512	58,476
6.00% due 02/01/2026	42,970	46,957
6.00% due 04/01/2034	80,207	89,303
6.00% due 07/01/2034	163,462	180,620
6.00% due 08/01/2034	383,738	425,307
6.00% due 09/01/2034	38,855	42,729
6.00% due 07/01/2035	109,356	120,391
6.00% due 08/01/2035	84,762	93,316
6.00% due 11/01/2035	207,448	228,356
6.00% due 03/01/2036	75,150	82,661
6.00% due 07/01/2036	52,549	58,426
6.00% due 10/01/2036	148,007	163,312
6.00% due 01/01/2037	172,481	189,940
6.00% due 03/01/2037	62,340	68,250
6.00% due 05/01/2037	220,417	241,825
6.00% due 06/01/2037	175,636	193,189
6.50% due 05/01/2034	28,595	32,692
6.50% due 06/01/2034	62,061	71,770
6.50% due 08/01/2034	244,079	281,607
6.50% due 10/01/2034	91,531	105,743
6.50% due 11/01/2034	3,272	3,577
6.50% due 05/01/2037	96,258	108,223
6.50% due 07/01/2037	102,293	115,009

		19,709,175

Federal National Mtg. Assoc. — 6.4%
2.50% due June TBA	1,552,000	1,621,815
3.00% due 03/01/2027	142,247	150,454
3.00% due May TBA	423,000	446,728
3.50% due 11/01/2041	94,475	101,464
3.50% due 01/01/2042	770,988	828,888
3.50% due May TBA	5,852,000	6,235,123
3.80% due 02/01/2018	87,331	96,167
3.85% due 07/01/2018	102,742	115,169
4.00% due 09/01/2040	196,446	212,912
4.00% due 02/01/2041	198,395	212,420
4.00% due May TBA	480,000	513,000
4.01% due 08/01/2013	119,559	119,530
4.50% due 04/01/2018	65,148	70,058
4.50% due 06/01/2018	103,013	110,777
4.50% due 07/01/2018	55,398	59,574
4.50% due 03/01/2019	84,276	90,575
4.50% due 04/01/2020	140,238	150,721
4.50% due 07/01/2020	39,953	42,940
4.50% due 08/01/2033	393,322	425,429
4.50% due 03/01/2034	1,203,805	1,302,825
4.50% due 02/01/2035	72,042	77,878
4.50% due 09/01/2035	84,518	91,206
4.50% due 02/01/2041	357,868	393,232
4.50% due 04/01/2041	448,021	492,294
4.50% due May TBA	318,000	342,844
4.50% due June TBA	1,190,000	1,282,039
4.60% due 09/01/2019	83,403	97,056
4.63% due 05/01/2014	232,620	237,845
4.83% due 08/01/2014	476,157	490,537
4.86% due 02/01/2014	256,997	257,827
4.88% due 03/01/2020	106,251	118,643
4.94% due 08/01/2015	200,000	213,808
5.00% due 02/01/2018	327,981	352,942
5.00% due 12/01/2018	206,123	221,810
5.00% due 07/01/2019	81,679	88,456
5.00% due 11/01/2019	112,256	121,220
5.00% due 03/01/2020	52,921	57,312
5.00% due 07/01/2020	59,588	64,532
5.00% due 08/01/2020	37,790	40,926
5.00% due 12/01/2020	140,243	150,916
5.00% due 11/01/2033	192,509	209,769
5.00% due 03/01/2034	152,401	166,062
5.00% due 05/01/2034	68,284	74,320
5.00% due 08/01/2034	68,220	74,251
5.00% due 09/01/2034	180,372	196,319
5.00% due 01/01/2035	179,562	195,437
5.00% due 06/01/2035	317,807	345,407
5.00% due 07/01/2035	665,151	723,216
5.00% due 08/01/2035	145,561	158,203
5.00% due 09/01/2035	102,287	111,170
5.00% due 10/01/2035	584,059	634,782
5.00% due 08/01/2036	134,932	146,650
5.00% due 10/01/2039	202,704	226,579
5.00% due 11/01/2039	237,638	263,527
5.00% due 11/01/2040	145,609	160,985
5.00% due 01/01/2041	71,862	79,451
5.00% due 03/01/2041	94,649	104,643
5.27% due 12/01/2016	320,112	368,145
5.37% due 05/01/2018	510,000	578,830
5.50% due 11/01/2017	93,380	99,941
5.50% due 01/01/2018	168,283	179,987
5.50% due 02/01/2018	91,509	98,162
5.50% due 07/01/2019	149,600	162,829
5.50% due 08/01/2019	37,067	40,387
5.50% due 09/01/2019	156,416	169,826
5.50% due 01/01/2021	108,885	118,636
5.50% due 03/01/2021	40,773	44,424
5.50% due 05/01/2022	58,538	63,780
5.50% due 02/01/2033	199,407	218,869
5.50% due 06/01/2033	237,973	261,200
5.50% due 07/01/2033	820,754	900,858
5.50% due 11/01/2033	270,499	296,899
5.50% due 12/01/2033	51,079	57,214

5.50% due 01/01/2034	207,555	229,453
5.50% due 02/01/2034	410,796	454,400
5.50% due 03/01/2034	63,359	71,027
5.50% due 04/01/2034	69,772	78,151
5.50% due 05/01/2034	460,327	515,554
5.50% due 06/01/2034	27,569	30,527
5.50% due 07/01/2034	507,473	561,555
5.50% due 09/01/2034	761,491	841,239
5.50% due 10/01/2034	1,205,662	1,332,773
5.50% due 11/01/2034	1,088,589	1,196,797
5.50% due 12/01/2034	519,423	571,655
5.50% due 01/01/2035	737,802	815,504
5.50% due 04/01/2035	88,876	98,411
5.50% due 09/01/2035	341,939	371,892
5.50% due 01/01/2036	366,773	400,463
5.50% due 06/01/2036	161,029	180,771
5.50% due 01/01/2037	132,944	146,389
5.50% due 03/01/2037	146,418	164,369
5.50% due 08/01/2037	453,015	495,529
5.72% due 07/01/2016	179,786	202,263
6.00% due 01/01/2017	15,291	16,187
6.00% due 02/01/2017	84,735	89,703
6.00% due 08/01/2017	59,274	63,555
6.00% due 03/01/2018	19,677	21,098
6.00% due 11/01/2018	154,861	163,941
6.00% due 01/01/2021	55,234	60,676
6.00% due 05/01/2021	28,225	30,946
6.00% due 07/01/2021	134,191	147,131
6.00% due 11/01/2025	58,931	64,657
6.00% due 04/01/2034	281,924	313,016
6.00% due 05/01/2034	167,587	188,950
6.00% due 06/01/2034	741,025	833,468
6.00% due 07/01/2034	355,673	396,925
6.00% due 08/01/2034	337,743	379,986
6.00% due 10/01/2034	403,442	452,766
6.00% due 11/01/2034	51,149	57,670
6.00% due 12/01/2034	26,356	29,452
6.00% due 08/01/2035	84,764	94,722
6.00% due 09/01/2035	227,415	255,622
6.00% due 10/01/2035	148,873	166,864
6.00% due 11/01/2035	31,267	34,940
6.00% due 12/01/2035	419,925	470,003
6.00% due 02/01/2036	286,075	320,948
6.00% due 03/01/2036	30,681	34,285
6.00% due 04/01/2036	113,913	127,002
6.00% due 06/01/2036	101,200	113,290
6.00% due 12/01/2036	94,861	106,004
6.00% due 07/01/2037	170,932	191,007
6.50% due 06/01/2031	83,983	97,439
6.50% due 07/01/2031	13,677	14,979
6.50% due 09/01/2031	58,323	64,631
6.50% due 02/01/2032	37,608	44,475
6.50% due 07/01/2032	212,981	245,242
6.50% due 08/01/2032	161,492	181,476
6.50% due 01/01/2033	103,602	122,868
6.50% due 04/01/2034	31,553	37,557
6.50% due 06/01/2034	35,438	42,057
6.50% due 08/01/2034	177,149	205,191
6.50% due 05/01/2036	100,565	113,510
6.50% due 01/01/2037	77,831	86,998
6.50% due 02/01/2037	310,332	347,944
6.50% due 05/01/2037	145,880	163,564
6.50% due 07/01/2037	159,527	178,865
7.50% due 02/01/2030	14,027	17,051
7.50% due 03/01/2031	48,663	56,376
7.50% due 02/01/2032	28,447	34,965

		41,669,374

Government National Mtg. Assoc. — 2.1%
3.00% due June TBA	2,020,000	2,142,516
3.50% due 12/15/2041	286,647	314,168
3.50% due 02/15/2042	194,879	212,980
3.50% due May TBA	1,391,000	1,507,931
4.00% due 01/20/2041	1,541,704	1,690,620
4.00% due 04/20/2041	288,939	316,663
4.00% due May TBA	717,000	779,850
4.50% due 07/20/2033	23,164	25,589
4.50% due 09/20/2033	185,623	205,058
4.50% due 12/20/2034	90,797	100,305
4.50% due 11/15/2039	560,729	611,967
4.50% due 03/15/2040	412,966	458,961
4.50% due 04/15/2040	679,562	744,853
4.50% due 06/15/2040	233,629	258,847
4.50% due 01/20/2041	396,907	439,461
4.50% due May TBA	521,000	570,576
5.00% due 07/20/2033	40,795	44,978
5.00% due 06/15/2034	155,053	170,820
5.00% due 10/15/2034	81,607	89,907
5.50% due 11/15/2032	201,905	222,374
5.50% due 05/15/2033	871,457	959,259
5.50% due 08/15/2033	56,911	62,645
5.50% due 12/15/2033	205,473	228,508
5.50% due 09/15/2034	82,920	91,145
5.50% due 10/15/2035	7,324	8,044
6.00% due 09/15/2032	165,972	189,962
6.00% due 04/15/2033	224,800	256,169
6.00% due 02/15/2034	143,622	163,663
6.00% due 07/15/2034	93,270	106,518
6.00% due 09/15/2034	73,907	83,921
6.00% due 01/20/2035	47,712	56,603
6.00% due 02/20/2035	66,906	78,964
6.00% due 04/20/2035	35,779	40,802
6.00% due 01/15/2038	292,642	333,295

		13,567,922

Small Business Administration — 0.3%
Series 2003-20G, Class 1
4.35% due 07/01/2023	58,982	64,174
Series 2004-20D, Class 1
4.77% due 04/01/2024	158,325	173,023
Series 2005-20C, Class 1
4.95% due 03/01/2025	405,254	446,044
Series 2004-20I, Class 1
4.99% due 09/01/2024	259,329	288,651
Series 2004-20E, Class 1
5.18% due 05/01/2024	300,757	334,520
Series 2004-20F, Class 1
5.52% due 06/01/2024	416,134	470,562

		1,776,974

Sovereign Agency — 0.1%
Financing Corp. Sec. Notes 9.65% due 11/02/2018	235,000	341,816

Total U.S. Government Agencies (cost $72,865,722)		77,065,261

U.S. GOVERNMENT TREASURIES — 11.7%
United States Treasury Bonds — 3.2%
4.50% due 08/15/2039	11,530,400	15,306,606
5.00% due 05/15/2037	634,000	894,831
5.25% due 02/15/2029	1,000	1,390
5.38% due 02/15/2031	439,000	627,358
6.00% due 02/15/2026	170,000	246,474

6.25% due 08/15/2023	611,000	876,212
6.75% due 08/15/2026	377,000	583,290
8.00% due 11/15/2021	318,000	488,702
8.50% due 02/15/2020	1,341,000	2,003,537

		21,028,400

United States Treasury Notes — 8.5%
0.88% due 12/31/2016	13,659,000	13,879,893
1.88% due 02/28/2014	6,040,000	6,127,296
1.88% due 04/30/2014	1,701,000	1,730,303
2.00% due 11/30/2013	1,361,000	1,375,993
2.13% due 05/31/2015	14,136,000	14,691,502
2.63% due 02/29/2016	505,000	538,219
2.75% due 10/31/2013	976,000	988,886
3.13% due 05/15/2019	3,511,000	3,979,501
3.50% due 05/15/2020	1,809,000	2,105,931
3.75% due 11/15/2018	6,163,000	7,167,859
4.13% due 05/15/2015	1,220,000	1,316,456
4.75% due 05/15/2014	829,000	868,507

		54,770,346

Total U.S. Government Treasuries (cost $71,300,580)		75,798,746

MUNICIPAL BONDS & NOTES — 0.2%
New Jersey State Turnpike Authority Revenue Bonds, Series F 7.14% due 01/01/2040 (cost $702,617)	675,000	1,024,036

Total Long-Term Investment Securities (cost $507,519,533)		640,934,873

SHORT-TERM INVESTMENT SECURITIES — 4.3%
Commercial Paper — 4.3%
General Electric Capital Corp. 0.06% due 05/01/2013	25,021,000	25,021,000
HSBC USA, Inc. 0.07% due 05/01/2013	2,782,000	2,782,000

Total Short-Term Investment Securities (cost $27,803,000)		27,803,000

TOTAL INVESTMENTS (cost $535,322,533)(7)	103.1%	668,737,873
Liabilities in excess of other assets	(3.1)	(19,974,690)

NET ASSETS	100.0%	$648,763,183

†	Non-income producing security

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2013, the aggregate value of these securities was $23,071,296 representing 3.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Illiquid security. At April 30, 2013, the aggregate value of these securities was $4,132,696 representing 0.6% of net assets.

(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.

(3)	Commercial Mortgage Backed Security

(4)	Interest Only

(5)	Collateralized Mortgage Obligation

(6)	Perpetual maturity – maturity date reflects the next call date.

(7)	See Note 4 for cost of investments on a tax basis.

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at April 30, 2013 and unless noted otherwise, the dates shown are the original maturity dates.

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2013 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock	$396,236,970	$—	$—	$396,236,970
Convertible Preferred Stock	1,443,577	—	—	1,443,577
Preferred Stock	283,872	—	—	283,872
Asset Backed Securities:
Diversified Financial Services	—	16,106,268	325,800	16,432,068
U.S. Corporate Bonds & Notes:
Electric-Generation	—	—	627,332	627,332
Other Industries*	—	42,809,957	—	42,809,957
Foreign Corporate Bonds & Notes	—	24,667,275	—	24,667,275
Foreign Government Agencies	—	4,545,779	—	4,545,779
U.S. Government Agencies:
Federal National Mtg. Assoc.	—	41,669,374	—	41,669,374
Other U.S. Government Agencies*	—	35,395,887	—	35,395,887
U.S. Government Treasuries:
United States Treasury Bonds	—	21,028,400	—	21,028,400
United States Treasury Notes	—	54,770,346	—	54,770,346
Municipal Bonds & Notes	—	1,024,036	—	1,024,036
Short-Term Investment Securities:
Commercial Paper	—	27,803,000	—	27,803,000

Total	$397,964,419	$269,820,322	$953,132	$668,737,873

*	Sum of all other industries or government agencies each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry or government agency classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SunAmerica Dynamic Allocation Portfolio@

PORTFOLIO OF INVESTMENTS — April 30, 2013 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

AFFILIATED REGISTERED INVESTMENT COMPANIES# — 80.3%
Domestic Equity Investment Companies — 44.6%
Anchor Series Trust Capital Appreciation Portfolio, Class 1	1,089,258	$48,561,478
Anchor Series Trust Growth and Income Portfolio, Class 1	5,104,005	48,233,307
Anchor Series Trust Growth Portfolio, Class 1†	4,033,371	97,271,128
Anchor Series Trust Natural Resources Portfolio, Class 1	991,328	21,862,762
Seasons Series Trust Focus Growth Portfolio, Class 1	4,537,593	48,167,064
Seasons Series Trust Focus Value Portfolio, Class 1	3,491,356	47,896,016
Seasons Series Trust Large Cap Growth Portfolio, Class 1	1,964,887	23,356,820
Seasons Series Trust Large Cap Value Portfolio, Class 1	7,206,087	100,020,801
Seasons Series Trust Mid Cap Growth Portfolio, Class 1†	1,716,600	24,546,648
Seasons Series Trust Mid Cap Value Portfolio, Class 1	3,108,763	52,696,773
Seasons Series Trust Small Cap Portfolio, Class 1†	2,114,580	23,674,411
Seasons Series Trust Stock Portfolio, Class 1†	5,205,946	98,822,674
SunAmerica Series Trust Aggressive Growth Portfolio, Class 1†	1,920,862	24,824,177
SunAmerica Series Trust Equity Index Portfolio, Class 1	18,104,395	245,820,349
SunAmerica Series Trust Fundamental Growth Portfolio, Class 1†	3,638,363	72,512,609
SunAmerica Series Trust Growth Opportunities Portfolio, Class 1†	2,731,207	23,769,155
SunAmerica Series Trust Growth-Income Portfolio, Class 1	3,762,317	100,429,273
SunAmerica Series Trust MFS Massachusetts Investors Trust Portfolio, Class 1	6,874,925	123,266,695
SunAmerica Series Trust Mid Cap Growth Portfolio, Class 1†	1,763,752	24,701,947
SunAmerica Series Trust Real Estate Portfolio, Class 1	1,543,879	24,661,877
SunAmerica Series Trust Small Company Value Portfolio, Class 1	2,367,863	49,558,102

Total Domestic Equity Investment Companies (cost $1,186,972,025)		1,324,654,066

Domestic Fixed Income Investment Companies — 21.8%
Anchor Series Trust Government & Quality Bond Portfolio, Class 1	8,466,427	133,032,708
Seasons Series Trust Diversified Fixed Income Portfolio, Class 1	12,734,505	154,658,248
Seasons Series Trust Real Return Portfolio, Class 1	6,836,509	70,495,326
SunAmerica Series Trust Corporate Bond Portfolio, Class 1	6,663,333	95,345,845
SunAmerica Series Trust High-Yield Bond Portfolio, Class 1	7,687,543	47,724,135
SunAmerica Series Trust Total Return Bond Portfolio, Class 1	15,329,216	144,530,865

Total Domestic Fixed Income Investment Companies (cost $640,787,177)		645,787,127

International Equity Investment Companies — 13.2%
Seasons Series Trust International Equity Portfolio, Class 1	11,985,329	99,369,544
SunAmerica Series Trust Emerging Markets Portfolio, Class 1	8,749,244	70,773,835
SunAmerica Series Trust Foreign Value Portfolio, Class 1	5,001,877	75,276,182
SunAmerica Series Trust Global Equities Portfolio, Class 1	7,613,545	120,465,988
SunAmerica Series Trust International Growth and Income Portfolio, Class 1	2,572,356	25,051,854

Total International Equity Investment Companies (cost $352,223,185)		390,937,403

International Fixed Income Investment Companies — 0.7%
SunAmerica Series Trust Global Bond Portfolio, Class 1 (cost $22,848,962)	1,879,345	21,757,988

Total Affiliated Registered Investment Companies (cost $2,202,831,349)		2,383,136,584

U.S. GOVERNMENT TREASURIES — 15.3%
United States Treasury Bonds — 1.5%
7.13% due 02/15/2023	$4,515,000	6,795,779
7.25% due 08/15/2022	3,905,000	5,862,686
7.63% due 11/15/2022	2,965,000	4,575,366
7.88% due 02/15/2021	2,095,000	3,136,772
8.00% due 11/15/2021	6,696,800	10,291,622
8.13% due 05/15/2021	1,855,000	2,832,498
8.13% due 08/15/2021	1,855,000	2,852,496
8.75% due 05/15/2020	1,830,000	2,788,320
8.75% due 08/15/2020	3,540,000	5,442,474

		44,578,013

United States Treasury Notes — 13.8%
1.63% due 08/15/2022	37,745,000	37,854,121
1.63% due 11/15/2022	46,866,400	46,800,506
1.75% due 05/15/2022	26,860,000	27,340,552
2.00% due 11/15/2021	30,212,600	31,581,593
2.00% due 02/15/2022	26,135,000	27,241,660
2.00% due 02/15/2023	30,730,000	31,627,900
2.13% due 08/15/2021	32,080,000	33,949,655
2.63% due 08/15/2020	28,508,900	31,451,104
2.63% due 11/15/2020	40,333,600	44,467,794
3.13% due 05/15/2021	24,340,000	27,713,378
3.50% due 05/15/2020	26,360,000	30,686,757
3.63% due 02/15/2021	33,827,300	39,799,916

		410,514,936

Total U.S. Government Treasuries (cost $449,673,309)		455,092,949

Total Long-Term Investment Securities (cost $2,652,504,658)		2,838,229,533

SHORT TERM INVESTMENTS — 2.3%
Registered Investment Companies — 2.3%
AllianceBernstein Government STIF Portfolio (cost $66,896,095)	66,896,095	66,896,095

TOTAL INVESTMENTS (cost $2,719,400,753) (1)	97.9%	2,905,125,628
Other assets less liabilities	2.1	62,145,200

NET ASSETS	100.0%	$2,967,270,828

†	Non-income producing security
#	See Note 3
(1)	See Note 4 for cost of investments on a tax basis.
@	The SunAmerica Series Trust Dynamic Allocation Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust, the Anchor Series Trust, and the Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.sunamerica.com.
STIF	— Short-Term Index Fund

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of April 30, 2013	Unrealized Appreciation (Depreciation)
7,507	Long	S&P 500 E-Mini Index	June 2013	$589,294,944	$597,632,270	$8,337,326

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2013 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Affiliated Registered Investment Companies:
Domestic Equity Investment Companies	$1,324,654,066	$—	$—	$1,324,654,066
Domestic Fixed Income Investment Companies	645,787,127	—	—	645,787,127
International Equity Investment Companies	390,937,403	—	—	390,937,403
International Fixed Income Investment Companies	21,757,988	—	—	21,757,988
U.S. Government Treasuries:
United States Treasury Bonds	—	44,578,013	—	44,578,013
United States Treasury Notes	—	410,514,936	—	410,514,936
Short-Term Investment Securities:
Registered Investment Companies	66,896,095	—	—	66,896,095
Other Financial Instruments:@
Open Futures Contracts-Appreciation	8,337,326	—	—	8,337,326

Total	$2,458,370,005	$455,092,949	$—	$2,913,462,954

@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SunAmerica Dynamic Strategy Portfolio@

PORTFOLIO OF INVESTMENTS — April 30, 2013 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

AFFILIATED REGISTERED INVESTMENT COMPANIES# — 80.6%
Domestic Equity Investment Companies — 52.9%
Seasons Series Trust Focus Value Portfolio, Class 1	1,037,525	$14,233,238
Seasons Series Trust Large Cap Growth Portfolio, Class 1	1,595,251	18,962,909
Seasons Series Trust Large Cap Value Portfolio, Class 1	2,094,372	29,069,979
Seasons Series Trust Mid Cap Growth Portfolio, Class 1†	337,931	4,832,265
Seasons Series Trust Mid Cap Value Portfolio, Class 1	577,388	9,787,327
Seasons Series Trust Small Cap Portfolio, Class 1†	429,061	4,803,674
SunAmerica Series Trust Alliance Growth Portfolio, Class 1	333,571	9,435,359
SunAmerica Series Trust Davis Venture Value Portfolio, Class 1	924,814	24,204,998
SunAmerica Series Trust Dogs of Wall Street Portfolio, Class 1	1,329,204	15,078,326
SunAmerica Series Trust Equity Index Portfolio, Class 1	3,900,042	52,954,535
SunAmerica Series Trust Equity Opportunities Portfolio, Class 1	971,067	14,199,708
SunAmerica Series Trust Growth Opportunities Portfolio, Class 1†	546,848	4,759,111
SunAmerica Series Trust Growth-Income Portfolio, Class 1	906,201	24,189,629
SunAmerica Series Trust Marsico Focused Growth Portfolio, Class 1	1,764,438	19,491,128
SunAmerica Series Trust MFS Massachusetts Investors Trust Portfolio, Class 1	1,861,693	33,379,971
SunAmerica Series Trust Mid Cap Growth Portfolio, Class 1†	347,378	4,865,147
SunAmerica Series Trust Real Estate Portfolio, Class 1	601,097	9,601,914
SunAmerica Series Trust Small & Mid Cap Value Portfolio, Class 1	247,553	4,912,691
SunAmerica Series Trust Small Company Value Portfolio, Class 1	686,985	14,378,220

		313,140,129

Domestic Fixed Income Investment Companies — 13.9%
Anchor Series Trust Government & Quality Bond Portfolio, Class 1	867,809	13,635,851
Seasons Series Trust Diversified Fixed Income Portfolio, Class 1	753,646	9,152,889
Seasons Series Trust Real Return Portfolio, Class 1	877,473	9,048,150
SunAmerica Series Trust Corporate Bond Portfolio, Class 1	1,295,025	18,530,552
SunAmerica Series Trust High-Yield Bond Portfolio, Class 1	755,742	4,691,636
SunAmerica Series Trust Total Return Bond Portfolio, Class 1	2,898,103	27,324,641

		82,383,719

International Equity Investment Companies — 12.3%
Seasons Series Trust International Equity Portfolio, Class 1	2,332,271	19,336,700
SunAmerica Series Trust Foreign Value Portfolio, Class 1	1,607,955	24,199,054
SunAmerica Series Trust Global Equities Portfolio, Class 1	910,371	14,404,420
SunAmerica Series Trust International Growth and Income Portfolio, Class 1	1,497,967	14,588,513

		72,528,687

International Fixed Income Investment Companies — 1.5%
SunAmerica Series Trust Global Bond Portfolio, Class 1	773,335	8,953,234

Total Affiliated Registered Investment Companies (cost $448,931,276)		477,005,769

U.S. GOVERNMENT TREASURIES — 15.2%
United States Treasury Bonds — 1.4%
7.13% due 02/15/2023	$900,000	1,354,640
7.25% due 08/15/2022	745,000	1,118,489
7.63% due 11/15/2022	535,000	825,572
7.88% due 02/15/2021	399,800	598,607
8.00% due 11/15/2021	1,361,900	2,092,964
8.13% due 05/15/2021	395,000	603,147
8.13% due 08/15/2021	320,000	492,075
8.75% due 05/15/2020	295,000	449,483
8.75% due 08/15/2020	625,000	960,889

		8,495,866

United States Treasury Notes — 13.8%
1.63% due 08/15/2022	7,211,500	7,232,348
1.63% due 11/15/2022	9,301,000	9,287,923
1.75% due 05/15/2022	5,262,000	5,356,142
2.00% due 11/15/2021	5,992,700	6,264,241
2.00% due 02/15/2022	5,220,000	5,441,036
2.00% due 02/15/2023	6,385,000	6,571,563
2.13% due 08/15/2021	6,452,800	6,828,876
2.63% due 08/15/2020	5,785,400	6,382,471
2.63% due 11/15/2020	8,273,100	9,121,093
3.13% due 05/15/2021	4,895,800	5,574,328
3.50% due 05/15/2020	5,200,900	6,054,581
3.63% due 02/15/2021	6,538,700	7,693,186

		81,807,788

Total U.S. Government Treasuries (cost $89,235,890)		90,303,654

Total Long-Term Investment Securities (cost $538,167,166)		567,309,423

SHORT-TERM INVESTMENT SECURITIES — 3.2%
Registered Investment Companies — 3.2%
AllianceBernstein Government STIF Portfolio (cost $18,976,409)	18,976,409	18,976,409

TOTAL INVESTMENTS (cost $557,143,575)(1)	99.0%	586,285,832
Other assets less liabilities	1.0	5,854,911

NET ASSETS	100.0%	$592,140,743

†	Non-income producing security

#	See Note 3
(1)	See Note 4 for cost of investments on a tax basis.
@	The SunAmerica Series Trust Dynamic Strategy Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust, the Anchor Series Trust, and the Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.sunamerica.com.

STIF - Short-Term Index Fund

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of April 30, 2013	Unrealized Appreciation (Depreciation)
949	Long	S&P 500 E-Mini Index	June 2013	$74,774,945	$75,549,890	$774,945

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2013 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Affiliated Registered Investment Companies:
Domestic Equity Investment Companies	$313,140,129	$—	$—	$313,140,129
Domestic Fixed Income Investment Companies	82,383,719	—	—	82,383,719
International Equity Investment Companies	72,528,687	—	—	72,528,687
International Fixed Income Investment Companies	8,953,234	—	—	8,953,234
U.S. Government Treasuries:
United State Treasury Bonds	—	8,495,866	—	8,495,866
United State Treasury Notes	—	81,807,788	—	81,807,788
Short-Term Investment Securities:
Registered Investment Companies	18,976,409	—	—	18,976,409
Other Financial Instruments:@
Open Futures Contracts-Appreciation	774,945	—	—	774,945

Total	$496,757,123	$90,303,654	$—	$587,060,777

@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Telecom Utility Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2013 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCK — 86.9%
Broadcast Services/Program — 0.5%
Astro Malaysia Holdings, Bhd†	266,200	$258,107

Building-Heavy Construction — 0.5%
Cheung Kong Infrastructure Holdings, Ltd.	40,000	290,201

Cable/Satellite TV — 7.1%
Comcast Corp., Special Class A	48,400	1,901,636
Kabel Deutschland Holding AG	2,870	272,777
Liberty Global, Inc., Class A†	2,970	214,939
Time Warner Cable, Inc.	14,122	1,325,915

		3,715,267

Cellular Telecom — 3.9%
Cellcom Israel, Ltd.	17,900	175,062
ENTEL Chile SA	5,826	112,326
MegaFon OAO GDR†	1,720	53,079
Mobile Telesystems OJSC	5,870	51,660
Mobile Telesystems OJSC ADR	31,255	646,978
Tim Participacoes SA ADR	29,286	610,906
Turkcell Iletisim Hizmetleri AS†	59,260	366,915

		2,016,926

Coal — 0.2%
CONSOL Energy, Inc.	2,340	78,718
Peabody Energy Corp.	2,690	53,961

		132,679

Electric-Distribution — 0.4%
AGL Energy, Ltd.	9,040	148,730
Infraestructura Energetica Nova SAB de CV†	23,700	80,982

		229,712

Electric-Generation — 3.1%
AES Corp.	86,160	1,194,178
CEZ AS	7,907	228,850
E. ON Russia JSC	787,304	63,499
Tractebel Energia SA	9,100	162,147

		1,648,674

Electric-Integrated — 24.5%
AES Gener SA	25,870	18,787
Alliant Energy Corp.	980	52,440
Ameren Corp.	710	25,737
American Electric Power Co., Inc.	11,542	593,605
Cia Paranaense de Energia-Copel ADR	9,890	176,438
CLP Holdings, Ltd.	31,500	277,649
CMS Energy Corp.	44,940	1,345,504
Dominion Resources, Inc.	420	25,906
Duke Energy Corp.	7,860	591,072
Edison International	27,660	1,488,108
EDP - Energias de Portugal SA	433,231	1,489,119
EDP - Energias do Brasil SA	74,600	457,499
FirstEnergy Corp.	8,920	415,672
Fortum Oyj	3,557	66,097
GDF Suez	20,659	443,472
Great Plains Energy, Inc.	8,605	207,639
Iberdrola SA	73,196	394,258
Light SA	23,710	239,381
National Fuel Gas Co.	420	26,342
NextEra Energy, Inc.	8,230	675,107
Northeast Utilities	8,250	373,972
OGE Energy Corp.	12,840	930,001
PG&E Corp.	6,720	325,517
Portland General Electric Co.	2,420	78,045
PPL Corp.	16,220	541,424
Public Service Enterprise Group, Inc.	24,850	909,758
SSE PLC	15,567	376,498
Transmissora Alianca de Energia Eletrica Sa†	13,920	160,159
Xcel Energy, Inc.	3,280	104,271

		12,809,477

Electric-Transmission — 1.8%
ITC Holdings Corp.	3,630	334,759
Red Electrica Corp. SA	11,629	618,565

		953,324

Energy-Alternate Sources — 1.8%
China Longyuan Power Group Corp.	134,000	122,601
EDP Renovaveis SA†	153,772	800,117

		922,718

Gas-Distribution — 5.4%
CenterPoint Energy, Inc.	21,750	536,790
China Resources Gas Group, Ltd.	50,000	140,139
Enagas SA	26,954	718,106
Gas Natural SDG SA	11,200	234,522
National Grid PLC	6,193	78,835
NiSource, Inc.	10,790	331,577
Sempra Energy	9,220	763,877

		2,803,846

Independent Power Producers — 4.9%
Calpine Corp.†	58,370	1,268,380
Dynegy, Inc.	650	16,062
NRG Energy, Inc.	45,459	1,266,942

		2,551,384

Multimedia — 0.1%
Time Warner, Inc.	470	28,097

Oil & Gas Drilling — 1.2%
Ensco PLC, Class A	6,570	378,958
Noble Corp.	7,170	268,875

		647,833

Oil Companies-Exploration & Production — 4.7%
Anadarko Petroleum Corp.	1,250	105,950
Cabot Oil & Gas Corp.	3,370	229,328
Energen Corp.	8,330	395,009
EQT Corp.	12,340	926,981
LinnCo LLC	640	27,347
Noble Energy, Inc.	2,760	312,680
QEP Resources, Inc.	15,560	446,728

		2,444,023

Oil Refining & Marketing — 0.2%
Cheniere Energy, Inc.†	3,770	107,370

Pipelines — 9.7%
APA Group	11,712	79,043
Enbridge, Inc.	8,420	400,670
Kinder Morgan, Inc.	40,934	1,600,520
ONEOK, Inc.	14,380	738,557
Spectra Energy Corp.	23,990	756,405
TransCanada Corp.	6,880	341,046

Williams Cos., Inc.	29,770	1,135,130

		5,051,371

Real Estate Investment Trusts — 1.5%
American Tower Corp.	9,500	797,905

Satellite Telecom — 0.1%
Intelsat SA†	2,290	46,143

Telecom Services — 4.3%
Telenet Group Holding NV	2,540	137,131
Virgin Media, Inc.	26,450	1,290,231
XL Axiata Tbk PT	374,500	196,446
Ziggo NV	16,840	603,559

		2,227,367

Telephone-Integrated — 9.5%
AT&T, Inc.	6,580	246,487
Bezeq The Israeli Telecommunication Corp., Ltd.	339,030	491,759
BT Group PLC	43,470	186,502
CenturyLink, Inc.	13,513	507,683
Frontier Communications Corp.	55,790	232,086
Portugal Telecom SGPS SA	55,529	289,664
Swisscom AG	50	23,543
TDC A/S	69,315	562,248
Telecom Italia SpA RSP	526,910	366,387
Telefonica Brasil SA ADR	14,663	389,743
Telefonica Deutschland Holding AG†*	18,440	146,339
Verizon Communications, Inc.	16,850	908,383
Windstream Corp.	70,250	598,530

		4,949,354

Water — 0.8%
Aguas Andinas SA	159,620	127,099
Cia de Saneamento de Minas Gerais-COPASA	7,800	181,282
Suez Environnement Co.	7,380	105,987

		414,368

Wireless Equipment — 0.7%
SBA Communications Corp., Class A†	4,850	383,101

Total Common Stock (cost $36,564,160)		45,429,247

CONVERTIBLE PREFERRED STOCK — 3.7%
Electric-Integrated — 3.7%
NextEra Energy, Inc. 7.00%	9,500	579,975
PPL Corp. 8.75%	12,610	718,770
PPL Corp. 9.50%	10,650	622,492

Total Convertible Preferred Stock (cost $1,743,545)		1,921,237

PREFERRED STOCK — 2.8%
Electric-Integrated — 2.6%
Cia Energetica de Minas Gerais	52,925	676,922
Cia Paranaense de Energia, Class B	16,900	300,538
NextEra Energy, Inc.	6,690	386,281

		1,363,741

Satellite Telecom — 0.1%
Intelsat SA	1,150	63,250

Telephone-Integrated — 0.1%
Oi SA	25,400	62,841

Total Preferred Stock (cost $1,528,222)		1,489,832

CONVERTIBLE BONDS & NOTES — 0.8%
Wireless Equipment — 0.8%
SBA Communications Corp. Senior Notes 4.00% due 10/01/2014 (cost $186,213)	$156,000	408,233

U.S. CORPORATE BONDS & NOTES — 0.5%
Oil Companies-Exploration & Production — 0.5%
EP Energy LLC/EP Energy Finance, Inc. Senior Notes 9.38% due 05/01/2020(1) (cost $218,001)	215,000	250,475

Total Long-Term Investment Securities (cost $40,240,141)		49,499,024

SHORT-TERM INVESTMENT SECURITIES — 4.6%
Commercial Paper — 4.0%
HSBC USA, Inc. 0.06% due 05/01/2013	2,089,000	2,089,000

Time Deposits — 0.6%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 05/01/2013	312,000	312,000

Total Short-Term Investment Securities (cost $2,401,000)		2,401,000

TOTAL INVESTMENTS (cost $42,641,141)(2)	99.3%	51,900,024
Other assets less liabilities	0.7	369,657

NET ASSETS	100.0%	$52,269,681

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The portfolio has no right to demand registration of these securities. At April 30, 2013, the aggregated value of these securities was $146,339 representing 0.3% of the net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Illiquid security. At April 30, 2013, the aggregated value of these securities was $250,475 representing 0.5% of net assets.
(2)	See Note 4 for the cost of investments on a tax basis.

ADR — American Depository Receipt

RSP — Risparmio Shares-Savings in the Italian Stock Exchange

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	EUR	939,828	USD	1,218,942	06/18/2013	$—	$(19,136)
	USD	153,187	GBP	102,000	06/18/2013	5,208	—
	USD	23,413	EUR	17,955	07/16/2013	244	—

						5,452	(19,136)

Citibank N.A.	EUR	12,694	USD	16,530	07/16/2013	—	(196)
	USD	7,185	EUR	5,522	06/19/2013	89	—

						89	(196)

Credit Suisse London Branch	EUR	13,471	USD	17,638	07/16/2013	—	(111)
	GBP	504,536	USD	773,145	07/16/2013	—	(10,223)

						—	(10,334)

Deutsche Bank AG	EUR	600,008	USD	784,197	07/16/2013	—	(6,375)
	GBP	504,536	USD	773,165	07/16/2013	—	(10,202)

						—	(16,577)

Goldman Sachs International	USD	30,203	EUR	23,135	07/16/2013	280	—

JPMorgan Chase Bank N.A	EUR	606,379	USD	792,860	07/16/2013	—	(6,107)
	USD	36,912	GBP	24,026	07/16/2013	392	—

						392	(6,107)

UBS AG	EUR	939,828	USD	1,218,735	06/18/2013	—	(19,342)

Net Unrealized Appreciation (Depreciation)						$6,213	$(71,692)

EUR — Euro Dollar

GBP — British Pound

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2013 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Cable/Satellite TV	$3,715,267	$—	$—	$3,715,267
Electric-Integrated	12,809,477	—	—	12,809,477
Gas-Distribution	2,803,846	—	—	2,803,846
Pipelines	5,051,371	—	—	5,051,371
Telephone-Integrated	4,949,354	—	—	4,949,354
Other Industries*	16,099,932	—	—	16,099,932
Convertible Preferred Stocks	1,921,237	—	—	1,921,237
Preferred Stocks	1,489,832	—	—	1,489,832
Convertible Bonds & Notes	—	408,233	—	408,233
U.S. Corporate Bonds & Notes	—	250,475	—	250,475
Short-Term Investment Securities:
Commercial Paper	—	2,089,000	—	2,089,000
Time Deposits	—	312,000	—	312,000
Other Financial Instruments:@
Open Foward Foreign Currency Contracts-Appreciation	—	6,213	—	6,213

Total	$48,840,316	$3,065,921	$—	$51,906,237

LIABILITIES:
Other Financial Instruments:@
Open Forward Foreign Currency Contracts-Depreciation	$—	$71,692	$—	$71,692

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2013 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCK — 85.3%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	7,832	$108,395
Omnicom Group, Inc.	4,946	295,622

		404,017

Aerospace/Defense — 1.0%
Boeing Co.	12,877	1,177,087
General Dynamics Corp.	6,287	464,987
Lockheed Martin Corp.	5,066	501,990
Northrop Grumman Corp.	4,487	339,845
Raytheon Co.	6,156	377,855
Rockwell Collins, Inc.	2,584	162,585

		3,024,349

Aerospace/Defense-Equipment — 0.5%
United Technologies Corp.	15,957	1,456,715

Agricultural Chemicals — 0.5%
CF Industries Holdings, Inc.	1,192	222,320
Monsanto Co.	10,139	1,083,048
Mosaic Co.	5,236	322,485

		1,627,853

Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.	12,462	422,960

Airlines — 0.1%
Southwest Airlines Co.	13,777	188,745

Apparel Manufacturers — 0.3%
Coach, Inc.	5,313	312,723
Ralph Lauren Corp.	1,150	208,817
VF Corp.	1,669	297,449

		818,989

Appliances — 0.1%
Whirlpool Corp.	1,486	169,820

Applications Software — 1.8%
Citrix Systems, Inc.†	3,527	219,274
Intuit, Inc.	5,272	314,422
Microsoft Corp.	142,644	4,721,516
Red Hat, Inc.†	3,656	175,232
Salesforce.com, Inc.†	10,196	419,158

		5,849,602

Athletic Footwear — 0.3%
NIKE, Inc., Class B	13,728	873,101

Audio/Video Products — 0.0%
Harman International Industries, Inc.	1,285	57,452

Auto-Cars/Light Trucks — 0.3%
Ford Motor Co.	74,216	1,017,501

Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	6,688	332,929

Auto/Truck Parts & Equipment-Original — 0.3%
BorgWarner, Inc.†	2,188	171,036
Delphi Automotive PLC	5,548	256,373
Johnson Controls, Inc.	12,949	453,345

		880,754

Banks-Commercial — 0.3%
BB&T Corp.	13,242	407,456
First Horizon National Corp.	4,606	47,902
M&T Bank Corp.	2,314	231,863
Regions Financial Corp.	26,744	227,057
Zions Bancorporation	3,485	85,801

		1,000,079

Banks-Fiduciary — 0.4%
Bank of New York Mellon Corp.	22,015	621,263
Northern Trust Corp.	4,118	222,043
State Street Corp.	8,645	505,473

		1,348,779

Banks-Super Regional — 2.2%
Capital One Financial Corp.	11,017	636,562
Comerica, Inc.	3,551	128,724
Fifth Third Bancorp	16,562	282,051
Huntington Bancshares, Inc.	15,932	114,232
KeyCorp	17,481	174,286
PNC Financial Services Group, Inc.	9,999	678,732
SunTrust Banks, Inc.	10,198	298,291
US Bancorp	35,259	1,173,420
Wells Fargo & Co.	92,753	3,522,759

		7,009,057

Beverages-Non-alcoholic — 1.9%
Coca-Cola Co.	72,523	3,069,899
Coca-Cola Enterprises, Inc.	4,965	181,868
Dr Pepper Snapple Group, Inc.	3,853	188,142
Monster Beverage Corp.†	2,725	153,690
PepsiCo, Inc.	29,192	2,407,464

		6,001,063

Beverages-Wine/Spirits — 0.2%
Beam, Inc.	3,034	196,330
Brown-Forman Corp., Class B	2,868	202,194
Constellation Brands, Inc., Class A†	2,884	142,326

		540,850

Brewery — 0.0%
Molson Coors Brewing Co., Class B	2,953	152,375

Broadcast Services/Program — 0.1%
Discovery Communications, Inc., Class A†	4,641	365,804
Scripps Networks Interactive, Inc., Class A	1,628	108,392

		474,196

Building Products-Cement — 0.0%
Vulcan Materials Co.	2,457	122,555

Building Products-Wood — 0.0%
Masco Corp.	6,747	131,162

Building-Residential/Commercial — 0.1%
D.R. Horton, Inc.	5,290	137,963
Lennar Corp., Class A	3,124	128,771
PulteGroup, Inc.†	6,437	135,113

		401,847

Cable/Satellite TV — 1.0%
Cablevision Systems Corp., Class A	4,058	60,302
Comcast Corp., Class A	49,944	2,062,687
DIRECTV†	10,844	613,337
Time Warner Cable, Inc.	5,592	525,033

		3,261,359

Casino Hotels — 0.1%
Wynn Resorts, Ltd.	1,510	207,323

Casino Services — 0.0%
International Game Technology	5,003	84,801

Cellular Telecom — 0.1%
Sprint Nextel Corp.†	56,969	401,631

Chemicals-Diversified — 0.9%
Dow Chemical Co.	22,789	772,775
E.I. du Pont de Nemours & Co.	17,678	963,628
FMC Corp.	2,605	158,124
LyondellBasell Industries NV, Class A	7,185	436,129
PPG Industries, Inc.	2,703	397,719

		2,728,375

Chemicals-Specialty — 0.3%
Eastman Chemical Co.	2,913	194,151
Ecolab, Inc.	5,023	425,046
International Flavors & Fragrances, Inc.	1,543	119,104
Sigma-Aldrich Corp.	2,279	179,335

		917,636

Coal — 0.1%
CONSOL Energy, Inc.	4,317	145,224
Peabody Energy Corp.	5,102	102,346

		247,570

Coatings/Paint — 0.1%
Sherwin-Williams Co.	1,624	297,371

Commercial Services — 0.1%
Iron Mountain, Inc.	3,166	119,865
Quanta Services, Inc.†	4,035	110,882

		230,747

Commercial Services-Finance — 0.9%
Automatic Data Processing, Inc.	9,177	617,979
Equifax, Inc.	2,279	139,475
H&R Block, Inc.	5,133	142,389
Mastercard, Inc., Class A	1,998	1,104,754
McGraw-Hill Financial, Inc.	5,313	287,487
Moody’s Corp.	3,667	223,137
Paychex, Inc.	6,125	223,011
Total System Services, Inc.	3,040	71,805
Western Union Co.	10,762	159,385

		2,969,422

Computer Aided Design — 0.1%
Autodesk, Inc.†	4,252	167,444

Computer Services — 1.7%
Accenture PLC, Class A	12,192	992,917
Cognizant Technology Solutions Corp., Class A†	5,710	370,008
Computer Sciences Corp.	2,904	136,052
International Business Machines Corp.	19,823	4,014,950

		5,513,927

Computer Software — 0.0%
Akamai Technologies, Inc.†	3,366	147,801

Computers — 2.8%
Apple, Inc.	17,769	7,867,225
Dell, Inc.	27,634	370,296
Hewlett-Packard Co.	36,949	761,149

		8,998,670

Computers-Integrated Systems — 0.1%
Teradata Corp.†	3,137	160,207

Computers-Memory Devices — 0.6%
EMC Corp.†	39,820	893,163
NetApp, Inc.†	6,820	237,950
SanDisk Corp.†	4,576	239,965
Seagate Technology PLC	6,043	221,778
Western Digital Corp.	4,098	226,537

		1,819,393

Consulting Services — 0.0%
SAIC, Inc.	5,369	80,213

Consumer Products-Misc. — 0.3%
Clorox Co.	2,478	213,727
Kimberly-Clark Corp.	7,335	756,899

		970,626

Containers-Metal/Glass — 0.1%
Ball Corp.	2,828	124,771
Owens-Illinois, Inc.†	3,105	81,600

		206,371

Containers-Paper/Plastic — 0.1%
Bemis Co., Inc.	1,949	76,693
Sealed Air Corp.	3,682	81,446

		158,139

Cosmetics & Toiletries — 1.7%
Avon Products, Inc.	8,180	189,449
Colgate-Palmolive Co.	8,319	993,372
Estee Lauder Cos., Inc., Class A	4,536	314,571
Procter & Gamble Co.	51,688	3,968,088

		5,465,480

Cruise Lines — 0.1%
Carnival Corp.	8,406	290,091

Data Processing/Management — 0.2%
Dun & Bradstreet Corp.	773	68,372
Fidelity National Information Services, Inc.	5,548	233,293
Fiserv, Inc.†	2,526	230,144

		531,809

Dental Supplies & Equipment — 0.1%
DENTSPLY International, Inc.	2,703	114,472
Patterson Cos., Inc.	1,583	60,075

		174,547

Dialysis Centers — 0.1%
DaVita HealthCare Partners, Inc.†	1,597	189,484

Disposable Medical Products — 0.0%
C.R. Bard, Inc.	1,439	142,979

Distribution/Wholesale — 0.3%
Fastenal Co.	5,108	250,547
Fossil, Inc.†	1,011	99,199
Genuine Parts Co.	2,930	223,647

WW Grainger, Inc.	1,131	278,758

		852,151

Diversified Banking Institutions — 3.3%
Bank of America Corp.	204,739	2,520,337
Citigroup, Inc.	57,499	2,682,903
Goldman Sachs Group, Inc.	8,280	1,209,460
JPMorgan Chase & Co.	72,423	3,549,451
Morgan Stanley	25,977	575,391

		10,537,542

Diversified Manufacturing Operations — 2.7%
3M Co.	12,011	1,257,672
Danaher Corp.	10,971	668,573
Dover Corp.	3,305	227,979
Eaton Corp. PLC	8,914	547,409
General Electric Co.	196,754	4,385,647
Illinois Tool Works, Inc.	7,859	507,377
Ingersoll-Rand PLC	5,215	280,567
Leggett & Platt, Inc.	2,701	87,080
Parker Hannifin Corp.	2,822	249,944
Pentair, Ltd.	3,900	211,965
Textron, Inc.	5,138	132,303

		8,556,516

Diversified Operations — 0.1%
Leucadia National Corp.	5,550	171,440

E-Commerce/Products — 0.9%
Amazon.com, Inc.†	6,881	1,746,466
eBay, Inc.†	22,079	1,156,719

		2,903,185

E-Commerce/Services — 0.3%
Expedia, Inc.	1,768	98,725
Netflix, Inc.†	1,059	228,818
priceline.com, Inc.†	944	657,014
TripAdvisor, Inc.†	2,082	109,472

		1,094,029

Electric Products-Misc. — 0.3%
Emerson Electric Co.	13,663	758,433
Molex, Inc.	2,620	72,234

		830,667

Electric-Generation — 0.1%
AES Corp.	11,712	162,328

Electric-Integrated — 2.7%
Ameren Corp.	4,591	166,424
American Electric Power Co., Inc.	9,190	472,642
CMS Energy Corp.	5,011	150,029
Consolidated Edison, Inc.	5,542	352,748
Dominion Resources, Inc.	10,905	672,620
DTE Energy Co.	3,265	237,953
Duke Energy Corp.	13,333	1,002,642
Edison International	6,165	331,677
Entergy Corp.	3,370	240,045
Exelon Corp.	16,179	606,874
FirstEnergy Corp.	7,913	368,746
Integrys Energy Group, Inc.	1,483	91,293
NextEra Energy, Inc.	8,020	657,881
Northeast Utilities	5,948	269,623
Pepco Holdings, Inc.	4,696	106,130
PG&E Corp.	8,300	402,052
Pinnacle West Capital Corp.	2,077	126,489
PPL Corp.	11,029	368,148
Public Service Enterprise Group, Inc.	9,574	350,504
SCANA Corp.	2,633	142,709
Southern Co.	16,442	792,998
TECO Energy, Inc.	3,864	73,918
Wisconsin Energy Corp.	4,333	194,725
Xcel Energy, Inc.	9,239	293,708

		8,472,578

Electronic Components-Misc. — 0.2%
Garmin, Ltd.	2,073	72,721
Jabil Circuit, Inc.	3,481	61,962
TE Connectivity, Ltd.	7,952	346,309

		480,992

Electronic Components-Semiconductors — 1.4%
Advanced Micro Devices, Inc.†	11,485	32,388
Altera Corp.	6,050	193,660
Broadcom Corp., Class A	9,905	356,580
First Solar, Inc.†	1,138	52,985
Intel Corp.	93,587	2,241,409
LSI Corp.†	10,402	68,029
Microchip Technology, Inc.	3,697	134,645
Micron Technology, Inc.†	19,334	182,126
NVIDIA Corp.	11,823	162,803
Texas Instruments, Inc.	20,905	756,970
Xilinx, Inc.	4,949	187,617

		4,369,212

Electronic Connectors — 0.1%
Amphenol Corp., Class A	3,022	228,221

Electronic Forms — 0.1%
Adobe Systems, Inc.†	9,438	425,465

Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.	6,565	272,054
FLIR Systems, Inc.	2,743	66,682

		338,736

Electronic Security Devices — 0.1%
Tyco International, Ltd.	8,818	283,234

Electronics-Military — 0.0%
L-3 Communications Holdings, Inc.	1,701	138,206

Engineering/R&D Services — 0.1%
Fluor Corp.	3,075	175,213
Jacobs Engineering Group, Inc.†	2,466	124,484

		299,697

Engines-Internal Combustion — 0.1%
Cummins, Inc.	3,341	355,449

Enterprise Software/Service — 0.8%
BMC Software, Inc.†	2,487	113,109
CA, Inc.	6,298	169,857
Oracle Corp.	69,874	2,290,470

		2,573,436

Entertainment Software — 0.0%
Electronic Arts, Inc.†	5,678	99,990

Filtration/Separation Products — 0.0%
Pall Corp.	2,102	140,224

Finance-Consumer Loans — 0.1%
SLM Corp.	8,578	177,136

Finance-Credit Card — 1.0%
American Express Co.	18,185	1,244,036
Discover Financial Services	9,374	410,019
Visa, Inc., Class A	9,758	1,643,832

		3,297,887

Finance-Investment Banker/Broker — 0.1%
Charles Schwab Corp.	20,796	352,700
E*TRADE Financial Corp.†	5,400	55,566

		408,266

Finance-Other Services — 0.3%
CME Group, Inc.	5,807	353,414
IntercontinentalExchange, Inc.†	1,375	224,029
NASDAQ OMX Group, Inc.	2,226	65,623
NYSE Euronext	4,598	178,448

		821,514

Food-Confectionery — 0.1%
Hershey Co.	2,841	253,303
J.M. Smucker Co.	2,030	209,557

		462,860

Food-Dairy Products — 0.0%
Dean Foods Co.†	3,518	67,335

Food-Meat Products — 0.1%
Hormel Foods Corp.	2,544	104,991
Tyson Foods, Inc., Class A	5,367	132,189

		237,180

Food-Misc./Diversified — 1.1%
Campbell Soup Co.	3,391	157,376
ConAgra Foods, Inc.	7,831	276,982
General Mills, Inc.	12,235	616,889
H.J. Heinz Co.	6,067	439,372
Kellogg Co.	4,725	307,314
Kraft Foods Group, Inc.	11,212	577,306
McCormick & Co., Inc.	2,511	180,641
Mondelez International, Inc., Class A	33,648	1,058,230

		3,614,110

Food-Retail — 0.2%
Kroger Co.	9,810	337,268
Safeway, Inc.	4,534	102,106
Whole Foods Market, Inc.	3,261	288,011

		727,385

Food-Wholesale/Distribution — 0.1%
Sysco Corp.	11,088	386,528

Gas-Distribution — 0.3%
AGL Resources, Inc.	2,230	97,785
CenterPoint Energy, Inc.	8,092	199,711
NiSource, Inc.	5,888	180,938
Sempra Energy	4,281	354,681

		833,115

Gold Mining — 0.1%
Newmont Mining Corp.	9,399	304,528

Hazardous Waste Disposal — 0.1%
Stericycle, Inc.†	1,629	176,453

Home Decoration Products — 0.0%
Newell Rubbermaid, Inc.	5,419	142,736

Hotels/Motels — 0.2%
Marriott International, Inc., Class A	4,610	198,506
Starwood Hotels & Resorts Worldwide, Inc.	3,665	236,466
Wyndham Worldwide Corp.	2,585	155,307

		590,279

Human Resources — 0.0%
Robert Half International, Inc.	2,641	86,678

Independent Power Producers — 0.1%
NRG Energy, Inc.	6,115	170,425

Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	2,645	224,243

Industrial Gases — 0.4%
Air Products & Chemicals, Inc.	3,929	341,666
Airgas, Inc.	1,293	124,968
Praxair, Inc.	5,604	640,537

		1,107,171

Instruments-Controls — 0.3%
Honeywell International, Inc.	14,831	1,090,672

Instruments-Scientific — 0.2%
PerkinElmer, Inc.	2,152	65,959
Thermo Fisher Scientific, Inc.	6,767	545,961
Waters Corp.†	1,625	150,150

		762,070

Insurance Brokers — 0.2%
Aon PLC	5,896	355,823
Marsh & McLennan Cos., Inc.	10,376	394,392

		750,215

Insurance-Life/Health — 0.5%
Aflac, Inc.	8,850	481,794
Lincoln National Corp.	5,137	174,709
Principal Financial Group, Inc.	5,219	188,406
Prudential Financial, Inc.	8,799	531,636
Torchmark Corp.	1,772	109,988
Unum Group	5,105	142,378

		1,628,911

Insurance-Multi-line — 1.2%
ACE, Ltd.	6,421	572,368
Allstate Corp.	9,034	445,015
American International Group, Inc.†(1)	27,935	1,157,068
Assurant, Inc.	1,491	70,882
Cincinnati Financial Corp.	2,780	135,970
Genworth Financial, Inc., Class A†	9,323	93,510
Hartford Financial Services Group, Inc.	8,261	232,051
Loews Corp.	5,858	261,677
MetLife, Inc.	20,693	806,820

XL Group PLC	5,581	173,792

		3,949,153

Insurance-Property/Casualty — 0.4%
Chubb Corp.	4,938	434,890
Progressive Corp.	10,513	265,874
Travelers Cos., Inc.	7,152	610,852

		1,311,616

Insurance-Reinsurance — 1.2%
Berkshire Hathaway, Inc., Class B†	34,512	3,669,316

Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	1,487	113,651

Internet Security — 0.1%
Symantec Corp.†	13,041	316,896
VeriSign, Inc.†	2,887	133,004

		449,900

Investment Management/Advisor Services — 0.6%
Ameriprise Financial, Inc.	3,850	286,941
BlackRock, Inc.	2,380	634,270
Franklin Resources, Inc.	2,614	404,281
Invesco, Ltd.	8,343	264,807
Legg Mason, Inc.	2,172	69,200
T. Rowe Price Group, Inc.	4,901	355,322

		2,014,821

Linen Supply & Related Items — 0.0%
Cintas Corp.	1,983	88,977

Machinery-Construction & Mining — 0.4%
Caterpillar, Inc.	12,395	1,049,485
Joy Global, Inc.	2,010	113,605

		1,163,090

Machinery-Farming — 0.2%
Deere & Co.	7,371	658,230

Machinery-General Industrial — 0.1%
Roper Industries, Inc.	1,871	223,865

Machinery-Pumps — 0.1%
Flowserve Corp.	911	144,047
Xylem, Inc.	3,522	97,736

		241,783

Medical Information Systems — 0.1%
Cerner Corp.†	2,770	268,053

Medical Instruments — 0.6%
Boston Scientific Corp.†	25,685	192,381
Edwards Lifesciences Corp.†	2,159	137,723
Intuitive Surgical, Inc.†	759	373,648
Medtronic, Inc.	19,137	893,315
St Jude Medical, Inc.	5,352	220,609

		1,817,676

Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings†	1,762	164,500
Quest Diagnostics, Inc.	2,994	168,652

		333,152

Medical Products — 0.8%
Baxter International, Inc.	10,330	721,757
Becton, Dickinson and Co.	3,670	346,081
CareFusion Corp.†	4,212	140,849
Covidien PLC	8,932	570,219
Hospira, Inc.†	3,130	103,666
Stryker Corp.	5,472	358,854
Varian Medical Systems, Inc.†	2,065	134,514
Zimmer Holdings, Inc.	3,204	244,946

		2,620,886

Medical-Biomedical/Gene — 1.8%
Alexion Pharmaceuticals, Inc.†	3,694	362,012
Amgen, Inc.	14,162	1,475,822
Biogen Idec, Inc.†	4,471	978,836
Celgene Corp.†	7,923	935,468
Gilead Sciences, Inc.†	28,806	1,458,736
Life Technologies Corp.†	3,256	239,935
Regeneron Pharmaceuticals, Inc.†	1,445	310,877

		5,761,686

Medical-Drugs — 5.3%
Abbott Laboratories	29,720	1,097,262
AbbVie, Inc.	29,909	1,377,310
Allergan, Inc.	5,819	660,748
Bristol-Myers Squibb Co.	30,982	1,230,605
Eli Lilly & Co.	18,889	1,046,073
Forest Laboratories, Inc.†	4,434	165,876
Johnson & Johnson	52,893	4,508,070
Merck & Co., Inc.	57,189	2,687,883
Pfizer, Inc.	136,030	3,954,392

		16,728,219

Medical-Generic Drugs — 0.2%
Actavis, Inc.†	2,419	255,761
Mylan, Inc.†	7,485	217,888
Perrigo Co.	1,672	199,654

		673,303

Medical-HMO — 0.8%
Aetna, Inc.	6,206	356,473
Cigna Corp.	5,411	358,046
Coventry Health Care, Inc.	2,547	126,204
Humana, Inc.	2,996	222,033
UnitedHealth Group, Inc.	19,393	1,162,222
WellPoint, Inc.	5,753	419,509

		2,644,487

Medical-Hospitals — 0.0%
Tenet Healthcare Corp.†	1,973	89,495

Medical-Wholesale Drug Distribution — 0.3%
AmerisourceBergen Corp.	4,355	235,692
Cardinal Health, Inc.	6,450	285,219
McKesson Corp.	4,407	466,349

		987,260

Metal Processors & Fabrication — 0.2%
Precision Castparts Corp.	2,771	530,065

Metal-Aluminum — 0.1%
Alcoa, Inc.	20,234	171,989

Metal-Copper — 0.2%
Freeport-McMoRan Copper & Gold, Inc.	17,967	546,736

Metal-Iron — 0.0%
Cliffs Natural Resources, Inc.	2,867	61,182

Motorcycle/Motor Scooter — 0.1%
Harley-Davidson, Inc.	4,278	233,793

Multimedia — 1.6%
News Corp., Class A	37,838	1,171,843
Time Warner, Inc.	17,688	1,057,388
Viacom, Inc., Class B	8,617	551,402
Walt Disney Co.	34,162	2,146,740

		4,927,373

Networking Products — 0.7%
Cisco Systems, Inc.	100,891	2,110,640

Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc.	5,626	191,734
Waste Management, Inc.	8,274	339,069

		530,803

Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	3,810	52,083
Xerox Corp.	23,157	198,687

		250,770

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	1,894	78,506

Oil & Gas Drilling — 0.3%
Diamond Offshore Drilling, Inc.	1,315	90,866
Ensco PLC, Class A	4,398	253,677
Helmerich & Payne, Inc.	2,011	117,885
Nabors Industries, Ltd.	5,507	81,449
Noble Corp.	4,782	179,325
Rowan Cos. PLC, Class A†	2,351	76,478

		799,680

Oil Companies-Exploration & Production — 1.9%
Anadarko Petroleum Corp.	9,472	802,847
Apache Corp.	7,413	547,672
Cabot Oil & Gas Corp.	3,982	270,975
Chesapeake Energy Corp.	9,853	192,527
Denbury Resources, Inc.†	7,067	126,429
Devon Energy Corp.	7,145	393,404
EOG Resources, Inc.	5,142	623,005
EQT Corp.	2,849	214,017
Newfield Exploration Co.†	2,559	55,760
Noble Energy, Inc.	3,398	384,959
Occidental Petroleum Corp.	15,242	1,360,501
Pioneer Natural Resources Co.	2,504	306,064
QEP Resources, Inc.	3,379	97,011
Range Resources Corp.	3,081	226,515
Southwestern Energy Co.†	6,642	248,544
WPX Energy, Inc.†	3,787	59,191

		5,909,421

Oil Companies-Integrated — 4.8%
Chevron Corp.	36,759	4,484,966
ConocoPhillips	23,103	1,396,576
Exxon Mobil Corp.	84,778	7,544,394
Hess Corp.	5,622	405,796
Marathon Oil Corp.	13,391	437,484
Murphy Oil Corp.	3,427	212,783
Phillips 66	11,760	716,772

		15,198,771

Oil Field Machinery & Equipment — 0.3%
Cameron International Corp.†	4,690	288,670
FMC Technologies, Inc.†	4,498	244,241
National Oilwell Varco, Inc.	8,073	526,521

		1,059,432

Oil Refining & Marketing — 0.3%
Marathon Petroleum Corp.	6,271	491,396
Tesoro Corp.	2,600	138,840
Valero Energy Corp.	10,463	421,868

		1,052,104

Oil-Field Services — 1.0%
Baker Hughes, Inc.	8,360	379,460
Halliburton Co.	17,632	754,121
Schlumberger, Ltd.	25,133	1,870,649

		3,004,230

Paper & Related Products — 0.2%
International Paper Co.	8,348	392,189
MeadWestvaco Corp.	3,324	114,612

		506,801

Pharmacy Services — 0.3%
Express Scripts Holding Co.†	15,487	919,463

Pipelines — 0.5%
Kinder Morgan, Inc.	11,954	467,401
ONEOK, Inc.	3,878	199,174
Spectra Energy Corp.	12,642	398,602
Williams Cos., Inc.	12,896	491,725

		1,556,902

Publishing-Newspapers — 0.0%
Gannett Co., Inc.	4,348	87,656
Washington Post Co., Class B	86	38,127

		125,783

Real Estate Investment Trusts — 1.9%
American Tower Corp.	7,476	627,909
Apartment Investment & Management Co., Class A	2,759	85,832
AvalonBay Communities, Inc.	2,153	286,435
Boston Properties, Inc.	2,869	313,955
Equity Residential	6,061	351,902
HCP, Inc.	8,579	457,261
Health Care REIT, Inc.	4,936	370,052
Host Hotels & Resorts, Inc.	13,750	251,213
Kimco Realty Corp.	7,718	183,534
Plum Creek Timber Co., Inc.	3,072	158,331
Prologis, Inc.	9,344	391,981
Public Storage	2,730	450,450
Simon Property Group, Inc.	5,935	1,056,845
Ventas, Inc.	5,524	439,876
Vornado Realty Trust	3,205	280,630
Weyerhaeuser Co.	10,318	314,802

		6,021,008

Real Estate Management/Services — 0.0%
CBRE Group, Inc., Class A†	5,756	139,410

Retail-Apparel/Shoe — 0.3%
Abercrombie & Fitch Co., Class A	1,505	74,588
Gap, Inc.	5,624	213,656
L Brands, Inc.	4,529	228,307
PVH Corp.	1,478	170,576
Ross Stores, Inc.	4,208	278,022
Urban Outfitters, Inc.†	2,071	85,822

		1,050,971

Retail-Auto Parts — 0.2%
AutoZone, Inc.†	687	281,045
O’Reilly Automotive, Inc.†	2,106	226,016

		507,061

Retail-Automobile — 0.1%
AutoNation, Inc.†	733	33,359
CarMax, Inc.†	4,317	198,755

		232,114

Retail-Bedding — 0.1%
Bed Bath & Beyond, Inc.†	4,279	294,395

Retail-Building Products — 0.9%
Home Depot, Inc.	28,292	2,075,218
Lowe’s Cos., Inc.	21,003	806,935

		2,882,153

Retail-Computer Equipment — 0.0%
GameStop Corp., Class A	2,293	80,026

Retail-Consumer Electronics — 0.0%
Best Buy Co., Inc.	5,033	130,808

Retail-Discount — 1.5%
Costco Wholesale Corp.	8,243	893,789
Dollar General Corp.†	5,722	298,059
Dollar Tree, Inc.†	4,299	204,460
Family Dollar Stores, Inc.	1,819	111,632
Target Corp.	12,314	868,876
Wal-Mart Stores, Inc.	31,649	2,459,760

		4,836,576

Retail-Drug Store — 0.7%
CVS Caremark Corp.	23,296	1,355,361
Walgreen Co.	16,274	805,726

		2,161,087

Retail-Jewelry — 0.1%
Tiffany & Co.	2,255	166,148

Retail-Major Department Stores — 0.3%
J.C. Penney Co., Inc.	2,697	44,285
Nordstrom, Inc.	2,833	160,319
TJX Cos., Inc.	13,799	672,977

		877,581

Retail-Office Supplies — 0.1%
Staples, Inc.	12,751	168,823

Retail-Pet Food & Supplies — 0.0%
PetSmart, Inc.	2,034	138,800

Retail-Regional Department Stores — 0.2%
Kohl’s Corp.	4,004	188,428
Macy’s, Inc.	7,479	333,564

		521,992

Retail-Restaurants — 1.2%
Chipotle Mexican Grill, Inc.†	587	213,193
Darden Restaurants, Inc.	2,448	126,390
McDonald’s Corp.	18,975	1,938,106
Starbucks Corp.	14,178	862,590
Yum! Brands, Inc.	8,529	580,995

		3,721,274

Rubber-Tires — 0.0%
Goodyear Tire & Rubber Co.†	4,643	58,014

Savings & Loans/Thrifts — 0.1%
Hudson City Bancorp, Inc.	8,995	74,749
People’s United Financial, Inc.	6,408	84,329

		159,078

Schools — 0.0%
Apollo Group, Inc., Class A†	1,895	34,811

Security Services — 0.1%
ADT Corp.	4,172	182,066

Semiconductor Components-Integrated Circuits — 0.8%
Analog Devices, Inc.	5,790	254,702
Linear Technology Corp.	4,401	160,637
QUALCOMM, Inc.	32,510	2,003,266

		2,418,605

Semiconductor Equipment — 0.2%
Applied Materials, Inc.	22,707	329,479
KLA-Tencor Corp.	3,144	170,562
Lam Research Corp.†	3,072	141,988
Teradyne, Inc.†	3,601	59,200

		701,229

Steel-Producers — 0.1%
Nucor Corp.	6,011	262,200
United States Steel Corp.	2,730	48,594

		310,794

Steel-Specialty — 0.0%
Allegheny Technologies, Inc.	2,034	54,877

Telecom Equipment-Fiber Optics — 0.1%
Corning, Inc.	27,860	403,970
JDS Uniphase Corp.†	4,449	60,061

		464,031

Telecommunication Equipment — 0.1%
Harris Corp.	2,135	98,637
Juniper Networks, Inc.†	9,756	161,462

		260,099

Telephone-Integrated — 2.3%
AT&T, Inc.	103,911	3,892,506
CenturyLink, Inc.	11,842	444,904
Frontier Communications Corp.	18,889	78,578
Verizon Communications, Inc.	54,084	2,915,669

Windstream Corp.	11,173	95,194

		7,426,851

Television — 0.2%
CBS Corp., Class B	11,072	506,876

Tobacco — 1.6%
Altria Group, Inc.	38,030	1,388,475
Lorillard, Inc.	7,178	307,864
Philip Morris International, Inc.	31,179	2,980,401
Reynolds American, Inc.	6,088	288,693

		4,965,433

Tools-Hand Held — 0.1%
Snap-on, Inc.	1,103	95,079
Stanley Black & Decker, Inc.	3,032	226,824

		321,903

Toys — 0.1%
Hasbro, Inc.	2,168	102,698
Mattel, Inc.	6,519	297,658

		400,356

Transport-Rail — 0.7%
CSX Corp.	19,315	474,956
Norfolk Southern Corp.	5,951	460,726
Union Pacific Corp.	8,880	1,313,885

		2,249,567

Transport-Services — 0.7%
C.H. Robinson Worldwide, Inc.	3,047	180,961
Expeditors International of Washington, Inc.	3,907	140,379
FedEx Corp.	5,534	520,251
Ryder System, Inc.	974	56,560
United Parcel Service, Inc., Class B	13,531	1,161,501

		2,059,652

Vitamins & Nutrition Products — 0.1%
Mead Johnson Nutrition Co.	3,832	310,737

Web Portals/ISP — 1.5%
Google, Inc., Class A†	5,053	4,166,552
Yahoo!, Inc.†	18,338	453,499

		4,620,051

Wireless Equipment — 0.2%
Crown Castle International Corp.†	5,547	427,119
Motorola Solutions, Inc.	5,222	298,698

		725,817

Total Common Stock (cost $239,464,759)		269,595,298

EXCHANGE-TRADED FUNDS — 9.3%
iShares S&P 500 Index Fund	90,500	14,512,580
SPDR S&P 500 ETF Trust, Series 1	93,400	14,914,112

Total Exchange Traded-Funds (cost $28,783,416)		29,426,692

Total Long-Term Investment Securities (cost $268,248,175)		299,021,990

SHORT-TERM INVESTMENT SECURITIES — 0.3%
U.S. Government Treasuries — 0.3%
United States Treasury Bills 0.08% due 06/06/2013 (2) (cost $884,934)	$885,000	884,934

REPURCHASE AGREEMENT — 5.1%
State Street Bank and Trust Co. Joint Repurchase Agreement(3) (cost $16,158,000)	$16,158,000	16,158,000

TOTAL INVESTMENTS (cost $285,291,109) (4)	100.0%	316,064,924
Other assets less liabilities	0.0	149,577

NET ASSETS	100.0%	$316,214,501

†	Non-income producing security
(1)	Security represents an investment in an affiliated company; See Note 3.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	See Note 4 for cost of investments on a tax basis.

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of April 30, 2013	Unrealized Appreciation (Depreciation)
202	Long	S&P 500 E-Mini Index	June 2013	$15,889,098	$16,081,220	$192,122

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2013 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock:
Medical-Drugs	$16,728,219	$—	$—	$16,728,219
Other Industries*	252,867,079	—	—	252,867,079
Exchange-Traded Funds	29,426,692	—	—	29,426,692
Short-Term Investment Securities:
U.S. Government Treasuries	—	884,934	—	884,934
Repurchase Agreement	—	16,158,000	—	16,158,000
Other Financial Instruments:@
Open Futures Contracts-Appreciation	192,122	—	—	192,122

Total	$299,214,112	$17,042,934	$—	$316,257,046

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Growth-Income Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2013 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCK — 97.2%
Aerospace/Defense-Equipment — 1.0%
United Technologies Corp.	49,690	$4,536,200

Apparel Manufacturers — 1.0%
VF Corp.	23,266	4,146,467

Applications Software — 1.9%
Microsoft Corp.	243,835	8,070,939

Auto-Heavy Duty Trucks — 0.8%
PACCAR, Inc.	71,286	3,548,617

Banks-Commercial — 2.8%
BB&T Corp.	136,212	4,191,243
Cullen/Frost Bankers, Inc.	53,260	3,217,437
M&T Bank Corp.	47,180	4,727,436

		12,136,116

Banks-Fiduciary — 1.1%
Northern Trust Corp.	88,379	4,765,396

Banks-Super Regional — 5.8%
PNC Financial Services Group, Inc.	67,840	4,604,979
US Bancorp	110,165	3,666,291
Wells Fargo & Co.	448,705	17,041,816

		25,313,086

Beverages-Non-alcoholic — 1.1%
Coca-Cola Co.	111,830	4,733,764

Cable/Satellite TV — 0.7%
Time Warner Cable, Inc.	34,333	3,223,525

Chemicals-Diversified — 1.9%
E.I. du Pont de Nemours & Co.	81,395	4,436,841
PPG Industries, Inc.	24,628	3,623,764

		8,060,605

Commercial Services-Finance — 1.8%
Automatic Data Processing, Inc.	56,020	3,772,387
McGraw-Hill Financial, Inc.	72,795	3,938,937

		7,711,324

Computer Services — 0.8%
Accenture PLC, Class A	43,010	3,502,734

Computers — 0.7%
Apple, Inc.	6,721	2,975,723

Consumer Products-Misc. — 0.5%
Tupperware Brands Corp.	24,680	1,981,804

Cosmetics & Toiletries — 1.4%
Procter & Gamble Co.	77,665	5,962,342

Data Processing/Management — 0.5%
Fidelity National Information Services, Inc.	55,460	2,332,093

Distribution/Wholesale — 0.6%
Genuine Parts Co.	36,685	2,800,166

Diversified Manufacturing Operations — 1.7%
3M Co.	42,340	4,433,422
Illinois Tool Works, Inc.	47,440	3,062,726

		7,496,148

Electric Products-Misc. — 1.8%
Emerson Electric Co.	99,785	5,539,066
Molex, Inc.	84,125	2,319,326

		7,858,392

Electric-Integrated — 3.4%
CMS Energy Corp.	117,005	3,503,130
NextEra Energy, Inc.	52,360	4,295,091
Northeast Utilities	53,699	2,434,176
NV Energy, Inc.	146,520	3,169,227
Southern Co.	32,825	1,583,150

		14,984,774

Electronic Components-Semiconductors — 1.5%
Texas Instruments, Inc.	87,510	3,168,737
Xilinx, Inc.	90,069	3,414,516

		6,583,253

Finance-Other Services — 1.6%
CME Group, Inc.	114,085	6,943,213

Food-Confectionery — 1.9%
Hershey Co.	54,449	4,854,673
J.M. Smucker Co.	31,610	3,263,100

		8,117,773

Food-Misc./Diversified — 1.3%
Mondelez International, Inc., Class A	178,794	5,623,071

Gas-Distribution — 2.3%
NiSource, Inc.	130,649	4,014,844
Sempra Energy	72,941	6,043,162

		10,058,006

Industrial Gases — 0.8%
Air Products & Chemicals, Inc.	40,630	3,533,185

Instruments-Controls — 0.8%
Honeywell International, Inc.	49,310	3,626,257

Insurance Brokers — 0.9%
Arthur J. Gallagher & Co.	97,075	4,120,834

Insurance-Life/Health — 1.6%
Prudential Financial, Inc.	116,205	7,021,106

Insurance-Multi-line — 1.5%
Cincinnati Financial Corp.	58,550	2,863,680
Hartford Financial Services Group, Inc.	135,418	3,803,892

		6,667,572

Insurance-Property/Casualty — 1.7%
Travelers Cos., Inc.	84,953	7,255,836

Insurance-Reinsurance — 0.9%
Validus Holdings, Ltd.	107,030	4,132,428

Investment Management/Advisor Services — 4.3%
Ameriprise Financial, Inc.	49,275	3,672,466
BlackRock, Inc.	26,459	7,051,324
T. Rowe Price Group, Inc.	107,697	7,808,032

		18,531,822

Medical Products — 2.0%
Baxter International, Inc.	60,760	4,245,301
Becton, Dickinson and Co.	46,821	4,415,221

		8,660,522

Medical-Drugs — 9.3%
AbbVie, Inc.	53,940	2,483,937
Johnson & Johnson	141,060	12,022,544
Merck & Co., Inc.	274,955	12,922,885
Pfizer, Inc.	442,510	12,863,765

		40,293,131

Multimedia — 1.5%
Time Warner, Inc.	111,250	6,650,525

Non-Hazardous Waste Disposal — 0.5%
Republic Services, Inc.	60,760	2,070,701

Oil Companies-Exploration & Production — 4.3%
ConocoPhillips	168,070	10,159,831

Occidental Petroleum Corp.	95,342	8,510,227

		18,670,058

Oil Companies-Integrated — 4.1%
Chevron Corp.	59,760	7,291,318
Exxon Mobil Corp.	118,664	10,559,909

		17,851,227

Oil Refining & Marketing — 0.4%
Marathon Petroleum Corp.	21,758	1,704,957

Pipelines — 2.1%
Kinder Morgan, Inc.	87,862	3,435,404
Williams Cos., Inc.	152,482	5,814,139

		9,249,543

Real Estate Investment Trusts — 0.6%
Alexandria Real Estate Equities, Inc.	33,930	2,469,086

Retail-Apparel/Shoe — 1.2%
L Brands, Inc.	101,096	5,096,249

Retail-Building Products — 1.8%
Home Depot, Inc.	107,690	7,899,062

Retail-Jewelry — 0.4%
Tiffany & Co.	20,761	1,529,670

Retail-Mail Order — 1.2%
Williams-Sonoma, Inc.	97,792	5,249,475

Retail-Major Department Stores — 0.7%
Nordstrom, Inc.	53,340	3,018,511

Retail-Restaurants — 3.2%
Brinker International, Inc.	75,601	2,940,879
Dunkin’ Brands Group, Inc.	97,710	3,792,125
McDonald’s Corp.	21,943	2,241,258
Yum! Brands, Inc.	73,792	5,026,711

		14,000,973

Semiconductor Components-Integrated Circuits — 2.1%
Analog Devices, Inc.	119,926	5,275,545
QUALCOMM, Inc.	59,272	3,652,340

		8,927,885

Semiconductor Equipment — 1.1%
KLA-Tencor Corp.	90,240	4,895,520

Telephone-Integrated — 3.8%
AT&T, Inc.	138,120	5,173,975
CenturyLink, Inc.	58,610	2,201,978
Verizon Communications, Inc.	166,130	8,956,068

		16,332,021

Theaters — 0.7%
Cinemark Holdings, Inc.	104,130	3,216,576

Tobacco — 2.4%
Lorillard, Inc.	97,450	4,179,630
Philip Morris International, Inc.	64,705	6,185,151

		10,364,781

Tools-Hand Held — 0.7%
Snap-on, Inc.	36,520	3,148,024

Transport-Services — 0.5%
United Parcel Service, Inc., Class B	25,950	2,227,548

Water — 0.2%
American Water Works Co., Inc.	21,330	893,300

Total Long-Term Investment Securities (cost $346,748,728)		422,773,916

SHORT-TERM INVESTMENT SECURITIES — 2.6%
Time Deposits — 2.6%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 05/01/2013 (cost $11,423,000)	$11,423,000	11,423,000

TOTAL INVESTMENTS (cost $358,171,728)(1)	99.8%	434,196,916
Other assets less liabilities	0.2	1,083,668

NET ASSETS	100.0%	$435,280,584

(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2013 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Banks-Super Regional	$25,313,086	$—	$—	$25,313,086
Medical-Drugs	40,293,131	—	—	40,293,131
Other Industries*	357,167,699	—	—	357,167,699
Short-Term Investment Securities:
Time Deposits	—	11,423,000	—	11,423,000

Total	$422,773,916	$11,423,000	$—	$434,196,916

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Equity Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2013 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCK — 96.4%
Applications Software — 2.3%
Microsoft Corp.	73,260	$2,424,906

Auto-Cars/Light Trucks — 1.0%
Ford Motor Co.	78,790	1,080,211

Banks-Commercial — 3.0%
CIT Group, Inc.†	65,780	2,796,308
M&T Bank Corp.	3,000	300,600

		3,096,908

Beverages-Non-alcoholic — 1.4%
Dr Pepper Snapple Group, Inc.	30,570	1,492,733

Building Products-Cement — 2.2%
Vulcan Materials Co.	46,230	2,305,952

Cellular Telecom — 0.7%
America Movil SAB de CV, Series L ADR	36,670	784,005

Chemicals-Diversified — 0.4%
PPG Industries, Inc.	2,580	379,621

Commercial Services-Finance — 2.9%
McGraw Hill Financial, Inc.	43,810	2,370,559
Moody’s Corp.	10,280	625,538

		2,996,097

Computer Services — 4.6%
International Business Machines Corp.	23,790	4,818,427

Computers — 5.3%
Apple, Inc.	12,490	5,529,947

Computers-Memory Devices — 0.8%
Western Digital Corp.	14,900	823,672

Consulting Services — 1.4%
Towers Watson & Co., Class A	20,010	1,459,129

Decision Support Software — 0.7%
MSCI, Inc.†	20,420	696,322

Diversified Banking Institutions — 8.5%
Citigroup, Inc.	85,894	4,007,814
JPMorgan Chase & Co.	98,400	4,822,584

		8,830,398

E-Commerce/Products — 3.5%
eBay, Inc.†	68,660	3,597,097

Electronic Security Devices — 1.7%
Tyco International, Ltd.	55,160	1,771,739

Electronics-Military — 0.8%
L-3 Communications Holdings, Inc.	9,940	807,625

Finance-Credit Card — 1.7%
Discover Financial Services	39,700	1,736,478

Finance-Other Services — 1.2%
CME Group, Inc.	19,890	1,210,505

Food-Confectionery — 1.5%
J.M. Smucker Co.	14,850	1,532,966

Food-Misc./Diversified — 2.1%
Kraft Foods Group, Inc.	31,990	1,647,165
Mondelez International, Inc., Class A	15,910	500,370

		2,147,535

Insurance Brokers — 1.7%
Marsh & McLennan Cos., Inc.	46,030	1,749,600

Insurance-Life/Health — 0.7%
Lincoln National Corp.	22,810	775,768

Internet Content-Entertainment — 0.3%
Facebook, Inc., Class A†	12,280	340,893

Medical Products — 3.1%
Covidien PLC	50,600	3,230,304

Medical-Drugs — 6.4%
Abbott Laboratories	26,850	991,302
AbbVie, Inc.	33,850	1,558,792
Bristol-Myers Squibb Co.	25,880	1,027,954
Pfizer, Inc.	64,630	1,878,794
Sanofi	11,280	1,236,250

		6,693,092

Medical-Generic Drugs — 2.5%
Actavis, Inc.†	24,320	2,571,354

Medical-HMO — 0.7%
UnitedHealth Group, Inc.	11,900	713,167

Multimedia — 1.4%
Time Warner, Inc.	24,780	1,481,348

Oil Companies-Exploration & Production — 1.8%
Noble Energy, Inc.	16,820	1,905,538

Oil Companies-Integrated — 3.7%
Chevron Corp.	31,440	3,835,994

Oil Field Machinery & Equipment — 3.1%
National Oilwell Varco, Inc.	48,950	3,192,519

Pharmacy Services — 3.3%
Express Scripts Holding Co.†	57,794	3,431,230

Retail-Auto Parts — 2.4%
AutoZone, Inc.†	6,200	2,536,358

Retail-Major Department Stores — 1.4%
TJX Cos., Inc.	30,170	1,471,391

Security Services — 1.2%
ADT Corp.	27,575	1,203,373

Semiconductor Components-Integrated Circuits — 2.0%
QUALCOMM, Inc.	33,580	2,069,200

Telecom Equipment-Fiber Optics — 1.0%
Corning, Inc.	74,870	1,085,615

Telecom Services — 0.4%
Amdocs, Ltd.	10,690	381,633

Tobacco — 4.9%
Philip Morris International, Inc.	53,470	5,111,197

Transport-Rail — 2.5%
CSX Corp.	107,780	2,650,310

Transport-Services — 2.5%
United Parcel Service, Inc., Class B	30,890	2,651,598

Web Portals/ISP — 1.7%
Google, Inc., Class A†	2,170	1,789,317

Total Common Stock (cost $79,871,823)		100,393,072

PREFERRED STOCK — 1.4%
Soap & Cleaning Preparation — 1.4%
Henkel AG & Co. KGaA (cost $1,285,712)	15,354	1,447,785

Total Long-Term Investment Securities (cost $81,157,535)		101,840,857

REPURCHASE AGREEMENT — 2.9%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 04/30/2013 to be repurchased 05/01/2013 in the amount of $3,005,001 and collateralized by $3,090,000 of Federal Home Loan Mtg. Corp. Notes bearing interest at 2.00%, due 01/30/2023 and having an approximate value of $3,066,763 (cost $3,005,000)	$3,005,000	3,005,000

TOTAL INVESTMENTS (cost $84,162,535)(1)	100.7%	104,845,857
Liabilities in excess of other assets	(0.7)	(692,700)

NET ASSETS	100.0%	$104,153,157

†	Non-income producing security

(1)	See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2013 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Computers	$5,529,947	$—	$—	$5,529,947
Diversified Banking Institutions	8,830,398	—	—	8,830,398
Medical Drugs	6,693,092	—	—	6,693,092
Other Industries*	79,339,635	—	—	79,339,635
Preferred Stock	1,447,785	—	—	1,447,785
Repurchase Agreement	—	3,005,000	—	3,005,000

Total	$101,840,857	$3,005,000	$—	$104,845,857

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Davis Venture Value Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2013 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCK — 96.7%
Agricultural Chemicals — 3.7%
Monsanto Co.	349,089	$37,289,687
Potash Corp. of Saskatchewan, Inc.	229,007	9,641,195

		46,930,882

Applications Software — 0.9%
Microsoft Corp.	349,780	11,577,718

Auto-Heavy Duty Trucks — 1.1%
PACCAR, Inc.	266,730	13,277,819

Banks-Fiduciary — 5.7%
Bank of New York Mellon Corp.	2,575,240	72,673,273

Banks-Super Regional — 5.8%
Wells Fargo & Co.	1,945,549	73,891,951

Beverages-Non-alcoholic — 1.5%
Coca-Cola Co.	458,080	19,390,526

Beverages-Wine/Spirits — 1.1%
Diageo PLC ADR	110,750	13,533,650

Brewery — 0.8%
Heineken Holding NV	175,312	10,541,854

Broadcast Services/Program — 0.2%
Grupo Televisa SAB ADR	79,860	2,022,055

Building Products-Cement — 0.3%
Martin Marietta Materials, Inc.	33,830	3,416,492

Cellular Telecom — 0.2%
America Movil SAB de CV, Series L ADR	130,120	2,781,966

Chemicals-Specialty — 1.2%
Ecolab, Inc.	176,110	14,902,428

Commercial Services — 0.8%
Iron Mountain, Inc.	275,206	10,419,299

Computer Services — 0.4%
International Business Machines Corp.	22,560	4,569,302

Computers — 0.3%
Hewlett-Packard Co.	188,195	3,876,817

Diversified Banking Institutions — 1.3%
Goldman Sachs Group, Inc.	40,900	5,974,263
JPMorgan Chase & Co.	224,476	11,001,569

		16,975,832

Diversified Financial Services — 1.4%
Julius Baer Group, Ltd.	448,000	17,846,763

Diversified Minerals — 0.4%
BHP Billiton PLC	194,430	5,409,139

Diversified Operations — 1.2%
China Merchants Holdings International Co., Ltd.	4,822,976	15,195,810

E-Commerce/Services — 1.2%
Groupon, Inc.†	436,250	2,661,125
Liberty Interactive Corp., Class A†	336,400	7,161,956
Liberty Ventures, Series A†	22,624	1,662,185
Netflix, Inc.†	17,000	3,673,190

		15,158,456

Electric Products-Misc. — 0.4%
Emerson Electric Co.	95,520	5,302,315

Electronic Components-Semiconductors — 1.4%
Intel Corp.	167,530	4,012,343
Texas Instruments, Inc.	387,180	14,019,788

		18,032,131

Electronic Measurement Instruments — 0.3%
Agilent Technologies, Inc.	94,192	3,903,317

Enterprise Software/Service — 0.9%
Oracle Corp.	351,000	11,505,780

Entertainment Software — 0.8%
Activision Blizzard, Inc.	644,700	9,638,265

Finance-Credit Card — 7.5%
American Express Co.	1,260,630	86,239,698
Visa, Inc., Class A	54,480	9,177,701

		95,417,399

Finance-Investment Banker/Broker — 0.9%
Charles Schwab Corp.	668,230	11,333,181

Finance-Other Services — 0.2%
CME Group, Inc.	48,900	2,976,054

Food-Misc./Diversified — 0.2%
Nestle SA	39,240	2,802,254

Food-Wholesale/Distribution — 0.4%
Sysco Corp.	128,700	4,486,482

Home Decoration Products — 0.2%
Hunter Douglas NV	56,620	2,312,283

Industrial Gases — 2.2%
Air Products & Chemicals, Inc.	208,050	18,092,028
Praxair, Inc.	86,500	9,886,950

		27,978,978

Insurance-Multi-line — 3.1%
ACE, Ltd.	144,020	12,837,943
Loews Corp.	597,990	26,712,213

		39,550,156

Insurance-Property/Casualty — 5.3%
Alleghany Corp.†	51,056	20,102,789
Fairfax Financial Holdings, Ltd. (TSX)	6,820	2,735,920
Fairfax Financial Holdings, Ltd. (OTC)	17,490	7,006,144
Markel Corp.†	4,150	2,225,438
Progressive Corp.	1,381,140	34,929,031

		66,999,322

Insurance-Reinsurance — 5.2%
Berkshire Hathaway, Inc., Class A†	370	58,830,000
Everest Re Group, Ltd.	53,475	7,218,590

		66,048,590

Investment Management/Advisor Services — 0.4%
Ameriprise Financial, Inc.	63,690	4,746,816

Medical Labs & Testing Services — 1.2%
Laboratory Corp. of America Holdings†	156,870	14,645,383

Medical-HMO — 1.6%
UnitedHealth Group, Inc.	338,660	20,295,894

Metal-Diversified — 0.4%
Rio Tinto PLC	122,610	5,559,417

Motorcycle/Motor Scooter — 0.4%
Harley-Davidson, Inc.	80,170	4,381,291

Multimedia — 1.9%
Walt Disney Co.	382,460	24,033,786

Oil & Gas Drilling — 0.6%
Transocean, Ltd.†	153,648	7,908,263

Oil Companies-Exploration & Production — 5.6%
Canadian Natural Resources, Ltd.	1,098,748	32,237,266
Devon Energy Corp.	98,772	5,438,386
EOG Resources, Inc.	81,100	9,826,076
Occidental Petroleum Corp.	257,822	23,013,192

		70,514,920

Oil-Field Services — 0.7%
Schlumberger, Ltd.	111,760	8,318,297

Pharmacy Services — 2.4%
Express Scripts Holding Co.†	511,140	30,346,382

Power Converter/Supply Equipment — 0.1%
Schneider Electric SA	23,220	1,770,558

Real Estate Operations & Development — 1.7%
Brookfield Asset Management, Inc., Class A	234,676	9,056,147
Brookfield Property Partners LP†	13,470	297,418
Hang Lung Group, Ltd.	1,957,000	11,524,893

		20,878,458

Retail-Automobile — 1.2%
CarMax, Inc.†	334,620	15,405,905

Retail-Bedding — 3.7%
Bed Bath & Beyond, Inc.†	679,820	46,771,616

Retail-Discount — 3.4%
Costco Wholesale Corp.	394,692	42,796,454

Retail-Drug Store — 5.6%
CVS Caremark Corp.	1,222,106	71,102,127

Retail-Jewelry — 0.6%
Cie Financiere Richemont SA, Class A	31,800	2,568,488
Tiffany & Co.	65,030	4,791,410

		7,359,898

Tobacco — 0.8%
Philip Morris International, Inc.	99,205	9,483,006

Transport-Services — 1.0%
Kuehne & Nagel International AG	114,000	13,045,386

Web Portals/ISP — 4.9%
Google, Inc., Class A†	75,828	62,525,494

Total Long-Term Investment Securities (cost $794,439,216)		1,224,567,890

SHORT-TERM INVESTMENT SECURITIES — 2.1%
Commercial Paper — 2.1%
Societe Generale North America, Inc. 0.15% due 05/01/2013 (cost $26,844,000)	$26,844,000	26,844,000

TOTAL INVESTMENTS (cost $821,283,216) (1)	98.8%	1,251,411,890
Other assets less liabilities	1.2	15,399,879

NET ASSETS	100.0%	$1,266,811,769

†	Non-income producing security

(1)	See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

OTC — Over the Counter U.S.

TSX —  Toronto Stock Exchange

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2013 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Banks-Fiduciary	$72,673,273	$—	$—	$72,673,273
Banks-Super Regional	73,891,951	—	—	73,891,951
Finance-Credit Card	95,417,399	—	—	95,417,399
Insurance-Property/Casualty	66,999,322	—	—	66,999,322
Insurance-Reinsurance	66,048,590	—	—	66,048,590
Oil Companies-Exploration & Production	70,514,920	—	—	70,514,920
Retail-Drug Store	71,102,127	—	—	71,102,127
Other Industries*	707,920,308	—	—	707,920,308
Short-Term Investment Securities:
Commercial Paper	—	26,844,000	—	26,844,000

Total	$1,224,567,890	$26,844,000	$—	$1,251,411,890

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

“Dogs” of Wall Street Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2013 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCK — 99.1%
Aerospace/Defense — 13.7%
General Dynamics Corp.	60,033	$4,440,041
Lockheed Martin Corp.	42,389	4,200,326
Northrop Grumman Corp.	57,999	4,392,844
Raytheon Co.	69,906	4,290,830

		17,324,041

Applications Software — 3.7%
Microsoft Corp.	139,671	4,623,110

Beverages-Non-alcoholic — 3.3%
Coca-Cola Co.	98,805	4,182,416

Chemicals-Diversified — 3.6%
E.I. du Pont de Nemours & Co.	82,097	4,475,108

Commercial Services-Finance — 3.2%
Paychex, Inc.	112,193	4,084,947

Consumer Products-Misc. — 6.4%
Clorox Co.	45,106	3,890,393
Kimberly-Clark Corp.	40,301	4,158,660

		8,049,053

Cosmetics & Toiletries — 3.1%
Procter & Gamble Co.	50,922	3,909,282

Distribution/Wholesale — 3.1%
Genuine Parts Co.	51,630	3,940,918

Diversified Manufacturing Operations — 3.0%
General Electric Co.	172,391	3,842,595

Electric Products-Misc. — 3.2%
Emerson Electric Co.	73,331	4,070,604

Electronic Components-Semiconductors — 3.6%
Intel Corp.	187,528	4,491,296

Food-Misc./Diversified — 6.5%
General Mills, Inc.	82,459	4,157,583
Kellogg Co.	62,613	4,072,349

		8,229,932

Food-Wholesale/Distribution — 3.2%
Sysco Corp.	114,733	3,999,592

Industrial Gases — 3.3%
Air Products & Chemicals, Inc.	47,369	4,119,208

Medical-Drugs — 9.8%
Johnson & Johnson	48,670	4,148,144
Merck & Co., Inc.	89,572	4,209,884
Pfizer, Inc.	137,658	4,001,718

		12,359,746

Networking Products — 3.1%
Cisco Systems, Inc.	189,663	3,967,750

Oil Companies-Integrated — 3.3%
Chevron Corp.	33,824	4,126,866

Retail-Restaurants — 6.5%
Darden Restaurants, Inc.	78,395	4,047,534
McDonald’s Corp.	40,116	4,097,448

		8,144,982

Telephone-Integrated — 6.7%
AT&T, Inc.	107,120	4,012,715
Verizon Communications, Inc.	81,334	4,384,716

		8,397,431

Tobacco — 3.3%
Lorillard, Inc.	97,630	4,187,351

Toys — 3.5%
Hasbro, Inc.	92,747	4,393,426

Total Long-Term Investment Securities (cost $105,675,333)		124,919,654

REPURCHASE AGREEMENT — 2.6%
State Street Bank and Trust Co. Joint Repurchase Agreement(1) (cost $3,242,000)	$3,242,000	3,242,000

TOTAL INVESTMENTS (cost $108,917,333) (2)	101.7%	128,161,654
Liabilities in excess of other assets	(1.7)	(2,096,953)

NET ASSETS	100.0%	$126,064,701

(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2013 (see Note 1):

	Level 1- Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Aerospace/Defense	$17,324,041	$—	$—	$17,324,041
Consumer Products-Misc.	8,049,053	—	—	8,049,053
Food-Misc./Diversified	8,229,932	—	—	8,229,932
Medical-Drugs	12,359,746	—	—	12,359,746
Retail-Restaurants	8,144,982	—	—	8,144,982
Telephone-Integrated	8,397,431	—	—	8,397,431
Other Industries*	62,414,469	—	—	62,414,469
Repurchase Agreement	—	3,242,000	—	3,242,000

Total	$124,919,654	$3,242,000	$—	$128,161,654

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Alliance Growth Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2013 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCK — 93.6%
Aerospace/Defense — 3.1%
Boeing Co.	127,825	$11,684,483

Agricultural Chemicals — 2.4%
Monsanto Co.	83,926	8,964,975

Apparel Manufacturers — 0.8%
VF Corp.	16,260	2,897,857

Applications Software — 3.1%
Citrix Systems, Inc.†	153,840	9,564,233
Red Hat, Inc.†	42,750	2,049,007

		11,613,240

Cable/Satellite TV — 2.2%
Comcast Corp., Class A	197,138	8,141,799

Communications Software — 0.4%
SolarWinds, Inc.†	27,164	1,381,289

Computer Aided Design — 1.7%
ANSYS, Inc.†	77,565	6,271,906

Computer Services — 3.5%
Cognizant Technology Solutions Corp., Class A†	200,480	12,991,104

Computers — 4.6%
Apple, Inc.	38,680	17,125,570

Computers-Memory Devices — 0.5%
EMC Corp.†	84,957	1,905,586

Cosmetics & Toiletries — 0.9%
Estee Lauder Cos., Inc., Class A	49,470	3,430,744

Diagnostic Kits — 0.8%
IDEXX Laboratories, Inc.†	35,690	3,139,292

Distribution/Wholesale — 0.4%
WW Grainger, Inc.	5,700	1,404,879

Diversified Manufacturing Operations — 2.4%
Danaher Corp.	145,711	8,879,628

E-Commerce/Products — 5.4%
Amazon.com, Inc.†	37,210	9,444,270
eBay, Inc.†	200,157	10,486,225

		19,930,495

E-Commerce/Services — 2.4%
priceline.com, Inc.†	12,610	8,776,434

Electric Products-Misc. — 0.9%
AMETEK, Inc.	83,112	3,383,490

Electronic Connectors — 0.8%
Amphenol Corp., Class A	39,980	3,019,290

Electronic Measurement Instruments — 0.7%
Trimble Navigation, Ltd.†	88,600	2,546,364

Finance-Credit Card — 1.8%
Visa, Inc., Class A	39,420	6,640,693

Finance-Other Services — 3.3%
IntercontinentalExchange, Inc.†	76,456	12,456,976

Food-Confectionery — 1.6%
Hershey Co.	67,900	6,053,964

Hazardous Waste Disposal — 0.7%
Stericycle, Inc.†	24,409	2,643,983

Instruments-Controls — 0.4%
Mettler-Toledo International, Inc.†	6,805	1,421,973

Internet Content-Entertainment — 1.5%
Facebook, Inc., Class A†	203,750	5,656,100

Internet Content-Information/News — 0.9%
LinkedIn Corp., Class A†	18,100	3,476,829

Internet Infrastructure Software — 0.7%
F5 Networks, Inc.†	34,530	2,639,128

Investment Management/Advisor Services — 2.7%
Affiliated Managers Group, Inc.†	40,440	6,295,699
BlackRock, Inc.	13,920	3,709,680

		10,005,379

Machinery-General Industrial — 0.8%
Roper Industries, Inc.	25,570	3,059,451

Machinery-Pumps — 0.7%
Flowserve Corp.	16,697	2,640,130

Medical Instruments — 2.6%
Intuitive Surgical, Inc.†	19,320	9,511,043

Medical-Biomedical/Gene — 8.3%
Biogen Idec, Inc.†	77,206	16,902,710
Celgene Corp.†	61,850	7,302,629
Gilead Sciences, Inc.†	76,600	3,879,024
Illumina, Inc.†	42,133	2,725,584

		30,809,947

Medical-Drugs — 2.2%
Allergan, Inc.	71,066	8,069,544

Medical-HMO — 2.3%
UnitedHealth Group, Inc.	141,808	8,498,553

Medical-Wholesale Drug Distribution — 0.7%
McKesson Corp.	23,990	2,538,622

Metal Processors & Fabrication — 2.8%
Precision Castparts Corp.	53,883	10,307,279

Motorcycle/Motor Scooter — 0.9%
Harley-Davidson, Inc.	62,487	3,414,915

Multimedia — 2.8%
Walt Disney Co.	164,742	10,352,387

Oil Companies-Exploration & Production — 1.8%
EOG Resources, Inc.	20,956	2,539,029
Noble Energy, Inc.	38,050	4,310,684

		6,849,713

Oil Field Machinery & Equipment — 0.8%
National Oilwell Varco, Inc.	44,010	2,870,332

Oil-Field Services — 3.4%
Oceaneering International, Inc.	53,957	3,786,163
Schlumberger, Ltd.	119,333	8,881,955

		12,668,118

Retail-Auto Parts — 0.9%
O’Reilly Automotive, Inc.†	31,880	3,421,362

Retail-Discount — 1.2%
Costco Wholesale Corp.	41,090	4,455,389

Retail-Restaurants — 2.4%
Chipotle Mexican Grill, Inc.†	6,660	2,418,845
Starbucks Corp.	104,560	6,361,431

		8,780,276

Semiconductor Components-Integrated Circuits — 1.7%
QUALCOMM, Inc.	67,150	4,137,783
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	115,540	2,204,503

		6,342,286

Tobacco — 3.0%
Philip Morris International, Inc.	115,801	11,069,418

Web Portals/ISP — 3.7%
Google, Inc., Class A†	16,905	13,939,356

Total Long-Term Investment Securities (cost $283,510,645)		348,081,571

SHORT-TERM INVESTMENT SECURITIES — 7.4%
Time Deposits — 7.4%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 05/01/2013 (cost $27,450,000)	$27,450,000	27,450,000

TOTAL INVESTMENTS (cost $310,960,645)(1)	101.0%	375,531,571
Liabilities in excess of other assets	(1.0)	(3,756,428)

NET ASSETS	100.0%	$371,775,143

†	Non-income producing security

(1)	See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2013 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
E-Commerce/Products	$19,930,495	$—	$—	$19,930,495
Medical-Biomedical/Gene	30,809,947	—	—	30,809,947
Other Industries*	297,341,129	—	—	297,341,129
Short-Term Investment Securities:
Time Deposit	—	27,450,000	—	27,450,000

Total	$348,081,571	$27,450,000	$—	$375,531,571

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Capital Growth Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2013 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCK — 99.7%
Aerospace/Defense — 0.8%
TransDigm Group, Inc.	3,370	$494,716

Aerospace/Defense-Equipment — 1.2%
United Technologies Corp.	8,150	744,013

Agricultural Chemicals — 2.1%
Monsanto Co.	12,060	1,288,249

Apparel Manufacturers — 2.1%
Coach, Inc.	4,800	282,528
Ralph Lauren Corp.	3,530	640,977
VF Corp.	1,790	319,014

		1,242,519

Applications Software — 2.8%
Intuit, Inc.	10,740	640,534
Salesforce.com, Inc.†	25,040	1,029,394

		1,669,928

Athletic Footwear — 1.7%
NIKE, Inc., Class B	15,990	1,016,964

Auto/Truck Parts & Equipment-Original — 0.4%
Johnson Controls, Inc.	7,200	252,072

Banks-Commercial — 1.0%
Standard Chartered PLC	23,157	581,650

Banks-Fiduciary — 0.9%
Northern Trust Corp.	10,210	550,523

Beverages-Non-alcoholic — 1.6%
Coca-Cola Co.	23,210	982,479

Beverages-Wine/Spirits — 1.1%
Brown-Forman Corp., Class B	9,405	663,052

Brewery — 1.7%
SABMiller PLC	19,220	1,035,534

Building & Construction Products-Misc. — 0.4%
Fortune Brands Home & Security, Inc.†	6,630	241,266

Chemicals-Diversified — 1.2%
PPG Industries, Inc.	5,100	750,414

Chemicals-Specialty — 1.5%
Ecolab, Inc.	10,530	891,049

Computer Services — 1.1%
Cognizant Technology Solutions Corp., Class A†	10,500	680,400

Computers — 5.7%
Apple, Inc.	7,790	3,449,022

Computers-Integrated Systems — 1.2%
Teradata Corp.†	14,420	736,429

Containers-Metal/Glass — 1.0%
Crown Holdings, Inc.†	14,470	617,580

Cosmetics & Toiletries — 2.6%
Colgate-Palmolive Co.	6,800	811,988
Estee Lauder Cos., Inc., Class A	10,580	733,723

		1,545,711

Data Processing/Management — 1.2%
Fiserv, Inc.†	7,800	710,658

Distribution/Wholesale — 0.9%
WW Grainger, Inc.	2,220	547,163

Diversified Banking Institutions — 0.9%
Goldman Sachs Group, Inc.	3,810	556,527

Diversified Manufacturing Operations — 1.2%
Eaton Corp. PLC	7,830	480,840
Ingersoll-Rand PLC	2,140	115,132
Parker Hannifin Corp.	1,280	113,370

		709,342

E-Commerce/Products — 3.4%
Amazon.com, Inc.†	3,785	960,671
eBay, Inc.†	21,290	1,115,383

		2,076,054

Electric Products-Misc. — 0.5%
AMETEK, Inc.	7,560	307,768

Electronic Components-Semiconductors — 2.4%
Avago Technologies, Ltd.	14,620	467,255
Broadcom Corp., Class A	23,110	831,960
Xilinx, Inc.	3,240	122,829

		1,422,044

Engines-Internal Combustion — 1.1%
Cummins, Inc.	6,370	677,704

Finance-Credit Card — 2.8%
American Express Co.	9,740	666,313
Visa, Inc., Class A	5,960	1,004,022

		1,670,335

Finance-Investment Banker/Broker — 0.3%
Charles Schwab Corp.	11,850	200,976

Food-Misc./Diversified — 1.6%
Nestle SA	13,137	938,155

Industrial Automated/Robotic — 0.2%
Rockwell Automation, Inc.	1,370	116,149

Instruments-Controls — 1.9%
Honeywell International, Inc.	8,400	617,736
Mettler-Toledo International, Inc.†	2,410	503,594

		1,121,330

Machinery-General Industrial — 0.6%
Roper Industries, Inc.	2,890	345,788

Medical Information Systems — 1.3%
Cerner Corp.†	8,170	790,611

Medical Products — 1.1%
Baxter International, Inc.	9,680	676,342

Medical-Biomedical/Gene — 4.3%
Alexion Pharmaceuticals, Inc.†	1,410	138,180
Biogen Idec, Inc.†	4,020	880,099
Gilead Sciences, Inc.†	12,850	650,724
Vertex Pharmaceuticals, Inc.†	12,070	927,217

		2,596,220

Medical-Drugs — 7.0%
Allergan, Inc.	9,480	1,076,454
Bristol-Myers Squibb Co.	21,730	863,116
Medivation, Inc.†	5,200	274,092
Novo Nordisk A/S, Class B	6,323	1,109,102
Roche Holding AG	3,613	903,056

		4,225,820

Medical-Generic Drugs — 1.0%
Perrigo Co.	4,920	587,497

Metal Processors & Fabrication — 0.8%
Precision Castparts Corp.	2,670	510,744

Multimedia — 2.3%
Walt Disney Co.	22,290	1,400,704

Oil Companies-Exploration & Production — 1.6%
Cabot Oil & Gas Corp.	880	59,884
Concho Resources, Inc.†	3,920	337,630
Noble Energy, Inc.	4,760	539,260

		936,774

Oil Companies-Integrated — 1.7%
Chevron Corp.	4,790	584,428
Phillips 66	7,495	456,820

		1,041,248

Oil Field Machinery & Equipment — 2.2%
Cameron International Corp.†	12,770	785,993
FMC Technologies, Inc.†	9,930	539,199

		1,325,192

Oil-Field Services — 2.0%
Oceaneering International, Inc.	6,770	475,051
Schlumberger, Ltd.	9,500	707,085

		1,182,136

Rental Auto/Equipment — 0.7%
United Rentals, Inc.†	8,320	437,715

Retail-Auto Parts — 1.8%
O’Reilly Automotive, Inc.†	10,040	1,077,493

Retail-Building Products — 0.5%
Home Depot, Inc.	4,180	306,603

Retail-Discount — 2.0%
Costco Wholesale Corp.	11,270	1,222,006

Retail-Jewelry — 1.0%
Tiffany & Co.	7,820	576,178

Retail-Major Department Stores — 1.5%
TJX Cos., Inc.	18,810	917,364

Retail-Restaurants — 2.9%
McDonald’s Corp.	11,970	1,222,616
Yum! Brands, Inc.	7,610	518,393

		1,741,009

Semiconductor Components-Integrated Circuits — 3.7%
QUALCOMM, Inc.	36,570	2,253,443

Tobacco — 1.0%
Philip Morris International, Inc.	6,120	585,011

Transport-Rail — 2.5%
Kansas City Southern	6,200	676,234
Union Pacific Corp.	5,720	846,331

		1,522,565

Transport-Truck — 1.0%
J.B. Hunt Transport Services, Inc.	8,410	597,699

Vitamins & Nutrition Products — 1.1%
Mead Johnson Nutrition Co.	8,080	655,207

Web Portals/ISP — 3.6%
Google, Inc., Class A†	2,615	2,156,251

Total Long-Term Investment Securities (cost $43,045,094)		60,155,395

REPURCHASE AGREEMENT — 0.3%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 04/30/2013 to be repurchased 05/01/2013 in the amount of $204,000 and collateralized by $210,000 of Federal Home Loan Mtg. Corp. Notes bearing interest at 2.00%, due 01/30/2023 and having an approximate value of $208,421 (cost $204,000)	$204,000	204,000

TOTAL INVESTMENTS (cost $43,249,094)(1)	100.0%	60,359,395
Liabilities in excess of other assets	0.0	(900)

NET ASSETS	100.0%	$60,358,495

†	Non-income producing security

(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2013 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Computers	$3,449,022	$—	$—	$3,449,022
Medical-Drugs	4,225,820	—	—	4,225,820
Other Industries*	52,480,553	—	—	52,480,553
Repurchase Agreement	—	204,000	—	204,000

Total	$60,155,395	$204,000	$—	$60,359,395

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

MFS Massachusetts Investors Trust Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2013 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCK — 98.3%
Aerospace/Defense-Equipment — 1.7%
United Technologies Corp.	106,320	$9,705,953

Apparel Manufacturers — 1.1%
VF Corp.	34,023	6,063,579

Applications Software — 1.0%
Check Point Software Technologies, Ltd.†	60,390	2,815,382
Citrix Systems, Inc.†	47,980	2,982,916

		5,798,298

Athletic Footwear — 1.0%
NIKE, Inc., Class B	89,850	5,714,460

Auto-Cars/Light Trucks — 0.4%
Bayerische Motoren Werke AG	26,808	2,473,102

Auto/Truck Parts & Equipment-Original — 0.5%
Delphi Automotive PLC	66,260	3,061,875

Banks-Fiduciary — 0.5%
State Street Corp.	50,090	2,928,762

Banks-Super Regional — 1.9%
Wells Fargo & Co.	275,810	10,475,264

Beverages-Wine/Spirits — 1.6%
Diageo PLC	182,214	5,558,947
Pernod-Ricard SA	27,208	3,368,169

		8,927,116

Brewery — 0.6%
Heineken NV	46,528	3,285,569

Cable/Satellite TV — 1.2%
Comcast Corp., Class A	159,930	6,605,109

Chemicals-Diversified — 0.7%
Celanese Corp., Series A	82,640	4,083,242

Coatings/Paint — 0.5%
Sherwin-Williams Co.	15,194	2,782,173

Commercial Services-Finance — 1.3%
Mastercard, Inc., Class A	13,195	7,295,911

Computer Services — 2.3%
Accenture PLC, Class A	95,010	7,737,614
Cognizant Technology Solutions Corp., Class A†	78,620	5,094,576

		12,832,190

Computers — 3.7%
Apple, Inc.	33,532	14,846,293
Hewlett-Packard Co.	291,860	6,012,316

		20,858,609

Computers-Memory Devices — 1.7%
EMC Corp.†	421,310	9,449,983

Cosmetics & Toiletries — 2.8%
Colgate-Palmolive Co.	40,385	4,822,373
Procter & Gamble Co.	145,700	11,185,389

		16,007,762

Data Processing/Management — 0.7%
Fidelity National Information Services, Inc.	100,320	4,218,456

Distribution/Wholesale — 0.8%
WW Grainger, Inc.	17,991	4,434,242

Diversified Banking Institutions — 5.3%
Bank of America Corp.	434,140	5,344,263
Goldman Sachs Group, Inc.	61,574	8,994,114
JPMorgan Chase & Co.	314,860	15,431,289

		29,769,666

Diversified Manufacturing Operations — 2.6%
Danaher Corp.	240,910	14,681,055

Electric-Integrated — 2.9%
American Electric Power Co., Inc.	118,620	6,100,627
CMS Energy Corp.	218,680	6,547,279
Wisconsin Energy Corp.	86,180	3,872,929

		16,520,835

Electronic Components-Semiconductors — 2.6%
Altera Corp.	193,200	6,184,332
Microchip Technology, Inc.	236,090	8,598,398

		14,782,730

Engineering/R&D Services — 0.8%
Fluor Corp.	79,870	4,550,993

Enterprise Software/Service — 1.6%
Oracle Corp.	275,640	9,035,479

Finance-Credit Card — 3.3%
American Express Co.	138,040	9,443,316
Visa, Inc., Class A	56,152	9,459,366

		18,902,682

Food-Misc./Diversified — 3.2%
Danone SA	111,462	8,515,284
General Mills, Inc.	53,760	2,710,579
Mondelez International, Inc., Class A	223,190	7,019,326

		18,245,189

Industrial Gases — 1.9%
Linde AG	29,010	5,486,200
Praxair, Inc.	46,400	5,303,520

		10,789,720

Instruments-Controls — 1.7%
Honeywell International, Inc.	131,530	9,672,716

Instruments-Scientific — 1.5%
Thermo Fisher Scientific, Inc.	103,270	8,331,824

Insurance-Multi-line — 1.8%
ACE, Ltd.	115,540	10,299,236

Internet Content-Entertainment — 0.2%
Facebook, Inc., Class A†	34,110	946,894

Investment Management/Advisor Services — 3.0%
BlackRock, Inc.	38,010	10,129,665
Franklin Resources, Inc.	45,198	6,990,323

		17,119,988

Medical Instruments — 1.4%
St Jude Medical, Inc.	186,070	7,669,805

Medical Products — 2.9%
Baxter International, Inc.	49,920	3,487,910
Covidien PLC	146,150	9,330,216
Stryker Corp.	55,620	3,647,560

		16,465,686

Medical-Biomedical/Gene — 1.5%
Celgene Corp.†	32,680	3,858,528
Gilead Sciences, Inc.†	96,900	4,907,016

		8,765,544

Medical-Drugs — 5.8%
Johnson & Johnson	163,530	13,937,662
Pfizer, Inc.	499,410	14,517,848
Valeant Pharmaceuticals International, Inc.†	58,160	4,424,813

		32,880,323

Metal Processors & Fabrication — 1.5%
Precision Castparts Corp.	44,613	8,534,021

Multimedia — 2.9%
News Corp., Class A	135,520	4,197,054
Walt Disney Co.	192,490	12,096,072

		16,293,126

Oil Companies-Exploration & Production — 2.2%
EOG Resources, Inc.	50,852	6,161,229
Occidental Petroleum Corp.	71,720	6,401,727

		12,562,956

Oil Companies-Integrated — 3.9%
Chevron Corp.	77,848	9,498,235
Exxon Mobil Corp.	142,880	12,714,891

		22,213,126

Oil Field Machinery & Equipment — 2.8%
Cameron International Corp.†	75,220	4,629,791
Dresser-Rand Group, Inc.†	113,260	6,298,388
National Oilwell Varco, Inc.	77,240	5,037,593

		15,965,772

Oil-Field Services — 0.7%
Schlumberger, Ltd.	51,610	3,841,332

Real Estate Investment Trusts — 1.6%
American Tower Corp.	107,140	8,998,689

Retail-Discount — 1.5%
Target Corp.	123,370	8,704,987

Retail-Jewelry — 0.6%
Tiffany & Co.	44,110	3,250,025

Retail-Regional Department Stores — 0.8%
Kohl’s Corp.	95,360	4,487,642

Retail-Restaurants — 1.4%
McDonald’s Corp.	76,566	7,820,451

Soap & Cleaning Preparation — 0.9%
Reckitt Benckiser Group PLC	68,074	4,965,679

Textile-Apparel — 1.0%
LVMH Moet Hennessy Louis Vuitton SA	33,251	5,758,374

Tobacco — 1.6%
Philip Morris International, Inc.	94,540	9,037,079

Tools-Hand Held — 0.8%
Stanley Black & Decker, Inc.	63,350	4,739,214

Transport-Rail — 1.1%
Canadian National Railway Co.	61,680	6,043,406

Transport-Services — 0.9%
United Parcel Service, Inc., Class B	62,060	5,327,230

Web Portals/ISP — 2.1%
Google, Inc., Class A†	14,681	12,105,512

Total Long-Term Investment Securities (cost $447,888,921)		557,080,641

SHORT-TERM INVESTMENT SECURITIES — 1.6%
Commercial Paper — 1.6%
HSBC USA, Inc. 1.00% due 05/01/2013 (cost $9,191,000)	$9,191,000	9,191,000

TOTAL INVESTMENTS (cost $457,079,921) (1)	99.9%	566,271,641
Other assets less liabilities	0.1	509,285

NET ASSETS	100.0%	$566,780,926

†	Non-income producing security

(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2013 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Diversified Banking Institutions	$29,769,666	$—	$—	$29,769,666
Medical-Drugs	32,880,323	—	—	32,880,323
Other Industries*	494,430,652	—	—	494,430,652
Short-Term Investment Securities:
Commercial Paper	—	9,191,000	—	9,191,000

Total	$557,080,641	$9,191,000	$—	$566,271,641

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Fundamental Growth Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2013 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCK — 96.7%
Agricultural Chemicals — 2.2%
Monsanto Co.	44,130	$4,713,967

Apparel Manufacturers — 0.9%
Ralph Lauren Corp.	10,850	1,970,143

Applications Software — 1.5%
Salesforce.com, Inc.†	77,570	3,188,903

Auto/Truck Parts & Equipment-Original — 1.4%
Delphi Automotive PLC	65,980	3,048,936

Beverages-Wine/Spirits — 1.5%
Constellation Brands, Inc., Class A†	67,050	3,308,917

Brewery — 1.8%
Anheuser-Busch InBev NV ADR	39,940	3,819,063

Broadcast Services/Program — 1.3%
Discovery Communications, Inc., Class A†	36,280	2,859,590

Cable/Satellite TV — 0.5%
Liberty Global, Inc., Class C†	14,890	1,007,309

Coatings/Paint — 1.6%
Sherwin-Williams Co.	18,520	3,391,197

Commercial Services-Finance — 4.0%
Alliance Data Systems Corp.†	25,570	4,392,159
Mastercard, Inc., Class A	7,710	4,263,090

		8,655,249

Computer Services — 2.7%
Accenture PLC, Class A	70,757	5,762,450

Computers — 5.3%
Apple, Inc.	25,554	11,314,033

Distribution/Wholesale — 1.6%
WW Grainger, Inc.	14,322	3,529,943

Diversified Manufacturing Operations — 1.5%
Eaton Corp. PLC	52,790	3,241,834

E-Commerce/Products — 5.1%
Amazon.com, Inc.†	24,837	6,303,879
eBay, Inc.†	88,310	4,626,561

		10,930,440

E-Commerce/Services — 2.9%
Expedia, Inc.	49,670	2,773,573
priceline.com, Inc.†	4,990	3,472,990

		6,246,563

Electronic Components-Semiconductors — 0.1%
ARM Holdings PLC ADR	6,252	292,281

Electronic Measurement Instruments — 1.1%
Agilent Technologies, Inc.	55,080	2,282,515

Engines-Internal Combustion — 0.7%
Cummins, Inc.	14,374	1,529,250

Finance-Credit Card — 2.7%
Visa, Inc., Class A	34,880	5,875,885

Finance-Other Services — 1.6%
IntercontinentalExchange, Inc.†	21,510	3,504,624

Industrial Gases — 1.2%
Airgas, Inc.	26,760	2,586,354

Internet Content-Entertainment — 0.9%
Facebook, Inc., Class A†	72,050	2,000,108

Internet Content-Information/News — 1.4%
LinkedIn Corp., Class A†	15,400	2,958,186

Investment Management/Advisor Services — 1.8%
Affiliated Managers Group, Inc.†	14,758	2,297,525
Ameriprise Financial, Inc.	21,350	1,591,216

		3,888,741

Medical Information Systems — 0.8%
Cerner Corp.†	16,750	1,620,898

Medical-Biomedical/Gene — 4.0%
Amgen, Inc.	21,477	2,238,118
Celgene Corp.†	13,380	1,579,777
Gilead Sciences, Inc.†	95,930	4,857,895

		8,675,790

Medical-Drugs — 4.6%
Allergan, Inc.	26,835	3,047,114
Novartis AG ADR	41,200	3,038,912
Sanofi ADR	71,654	3,822,741

		9,908,767

Medical-Hospitals — 1.6%
HCA Holdings, Inc.	84,491	3,370,346

Medical-Wholesale Drug Distribution — 1.4%
Cardinal Health, Inc.	69,050	3,053,391

Metal Processors & Fabrication — 1.5%
Precision Castparts Corp.	17,308	3,310,847

Oil Companies-Exploration & Production — 1.5%
Pioneer Natural Resources Co.	26,930	3,291,654

Pharmacy Services — 0.9%
Catamaran Corp.†	33,650	1,942,615

Pipelines — 1.5%
Williams Cos., Inc.	82,820	3,157,927

Real Estate Management/Services — 1.3%
CBRE Group, Inc., Class A†	117,390	2,843,186

Rental Auto/Equipment — 1.5%
Hertz Global Holdings, Inc.†	133,145	3,206,132

Retail-Apparel/Shoe — 3.4%
L Brands, Inc.	58,520	2,949,993
Lululemon Athletica, Inc.†	25,310	1,926,850
PVH Corp.	21,470	2,477,853

		7,354,696

Retail-Building Products — 2.9%
Home Depot, Inc.	85,090	6,241,351

Retail-Discount — 1.5%
Dollar General Corp.†	60,004	3,125,608

Retail-Drug Store — 1.2%
CVS Caremark Corp.	43,040	2,504,067

Retail-Major Department Stores — 2.1%
Nordstrom, Inc.	6,140	347,463
TJX Cos., Inc.	84,090	4,101,069

		4,448,532

Retail-Restaurants — 2.1%
Starbucks Corp.	72,380	4,403,599

Semiconductor Components-Integrated Circuits — 1.2%
QUALCOMM, Inc.	41,504	2,557,476

Software Tools — 0.5%
VMware, Inc., Class A†	14,020	988,410

Telecom Services — 1.4%
Virgin Media, Inc.	61,800	3,014,604

Television — 1.5%
CBS Corp., Class B	71,310	3,264,572

Transport-Rail — 4.6%
Kansas City Southern	36,580	3,989,780
Union Pacific Corp.	39,529	5,848,711

		9,838,491

Web Portals/ISP — 4.5%
Google, Inc., Class A†	11,620	9,581,503

Wireless Equipment — 1.9%
Crown Castle International Corp.†	53,870	4,147,990

Total Long-Term Investment Securities (cost $175,237,483)		207,758,933

REPURCHASE AGREEMENT — 4.2%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 04/30/2013, to be repurchased 05/01/2013 in the amount of $8,968,002 and collateralized by $9,125,000 of United States Treasury Notes, bearing interest at 0.25% due 11/30/2014 and having approximate value of $9,147,813 (cost $8,968,000)	$8,968,000	8,968,000

TOTAL INVESTMENTS (cost $184,205,483)(1)	100.9%	216,726,933
Liabilities in excess of other assets	(0.9)	(1,853,856)

NET ASSETS	100.0%	$214,873,077

†	Non-income producing security

(1)	See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2013 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Computers	$11,314,033	$—	$—	$11,314,033
E-Commerce/Products	10,930,440	—	—	10,930,440
Other Industries*	185,514,460	—	—	185,514,460
Repurchase Agreement	—	8,968,000	—	8,968,000

Total	$207,758,933	$8,968,000	$—	$216,726,933

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Blue Chip Growth Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2013 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 98.9%
Aerospace/Defense — 2.1%
Boeing Co.	20,140	$1,840,997

Aerospace/Defense-Equipment — 1.5%
United Technologies Corp.	14,339	1,309,007

Apparel Manufacturers — 2.3%
Michael Kors Holdings, Ltd.†	23,953	1,363,884
Under Armour, Inc., Class A†	11,953	682,277

		2,046,161

Applications Software — 5.2%
Microsoft Corp.	65,227	2,159,014
Red Hat, Inc.†	18,045	864,897
Salesforce.com, Inc.†	25,033	1,029,106
ServiceNow, Inc.†	15,679	642,212

		4,695,229

Athletic Footwear — 2.7%
NIKE, Inc., Class B	37,872	2,408,659

Beverages-Non-alcoholic — 1.1%
Coca-Cola Co.	22,875	968,299

Building-Residential/Commercial — 1.8%
D.R. Horton, Inc.	43,366	1,130,985
PulteGroup, Inc.†	22,900	480,671

		1,611,656

Cable/Satellite TV — 1.3%
Comcast Corp., Class A	17,065	704,784
DISH Network Corp., Class A	12,178	477,256

		1,182,040

Cellular Telecom — 1.6%
Sprint Nextel Corp.†	199,934	1,409,535

Chemicals-Diversified — 0.7%
LyondellBasell Industries NV, Class A	11,000	667,700

Commercial Services-Finance — 2.4%
Alliance Data Systems Corp.†	5,777	992,315
Mastercard, Inc., Class A	2,077	1,148,436

		2,140,751

Computers — 2.0%
Apple, Inc.	4,131	1,829,000

Computers-Memory Devices — 1.6%
EMC Corp.†	65,041	1,458,870

Consulting Services — 0.7%
Verisk Analytics, Inc., Class A†	10,207	625,587

Cosmetics & Toiletries — 2.3%
Estee Lauder Cos., Inc., Class A	20,130	1,396,016
Procter & Gamble Co.	8,068	619,380

		2,015,396

Data Processing/Management — 1.2%
CommVault Systems, Inc.†	14,771	1,086,259

Diversified Banking Institutions — 0.9%
Goldman Sachs Group, Inc.	5,572	813,902

Diversified Manufacturing Operations — 1.1%
Pentair, Ltd.	17,570	954,929

E-Commerce/Services — 1.9%
priceline.com, Inc.†	2,507	1,744,847

Electric Products-Misc. — 1.0%
AMETEK, Inc.	21,632	880,639

Electronic Components-Semiconductors — 2.2%
Intel Corp.	43,724	1,047,190
Xilinx, Inc.	23,963	908,437

		1,955,627

Enterprise Software/Service — 2.7%
Oracle Corp.	51,976	1,703,773
Workday, Inc., Class A†	10,764	674,365

		2,378,138

Finance-Credit Card — 4.5%
American Express Co.	27,947	1,911,854
Visa, Inc., Class A	12,340	2,078,797

		3,990,651

Food-Misc./Diversified — 1.0%
Mondelez International, Inc., Class A	28,991	911,767

Food-Retail — 1.4%
Whole Foods Market, Inc.	14,135	1,248,403

Instruments-Controls — 1.9%
Honeywell International, Inc.	23,650	1,739,221

Internet Application Software — 0.8%
Splunk, Inc.†	18,362	749,170

Internet Content-Entertainment — 1.0%
Facebook, Inc., Class A†	30,629	850,261

Internet Content-Information/News — 1.4%
LinkedIn Corp., Class A†	6,652	1,277,783

Investment Management/Advisor Services — 2.3%
Affiliated Managers Group, Inc.†	10,023	1,560,381
Virtus Investment Partners, Inc.†	2,820	538,620

		2,099,001

Medical Products — 0.6%
Sirona Dental Systems, Inc.†	7,402	544,343

Medical-Biomedical/Gene — 6.9%
Biogen Idec, Inc.†	8,942	1,957,672
Celgene Corp.†	5,285	624,000
Gilead Sciences, Inc.†	47,340	2,397,298
Illumina, Inc.†	19,144	1,238,425

		6,217,395

Medical-Drugs — 3.0%
Allergan, Inc.	16,325	1,853,704
Pfizer, Inc.	27,418	797,041

		2,650,745

Medical-HMO — 1.0%
UnitedHealth Group, Inc.	14,915	893,856

Multimedia — 3.2%
Viacom, Inc., Class B	21,649	1,385,320
Walt Disney Co.	24,093	1,514,004

		2,899,324

Networking Products — 1.5%
Cisco Systems, Inc.	66,198	1,384,862

Oil Companies-Exploration & Production — 2.5%
Anadarko Petroleum Corp.	14,365	1,217,577
Cobalt International Energy, Inc.†	35,834	1,001,202

		2,218,779

Oil Field Machinery & Equipment — 0.9%
Cameron International Corp.†	13,456	828,217

Oil Refining & Marketing — 0.9%
Tesoro Corp.	15,353	819,850

Oil-Field Services — 2.2%
Halliburton Co.	45,324	1,938,507

Pharmacy Services — 1.1%
Express Scripts Holding Co.†	15,838	940,302

Retail-Apparel/Shoe — 2.4%
Abercrombie & Fitch Co., Class A	25,133	1,245,592
Urban Outfitters, Inc.†	21,646	897,010

		2,142,602

Retail-Discount — 1.0%
Wal-Mart Stores, Inc.	11,418	887,407

Retail-Drug Store — 1.1%
Walgreen Co.	20,610	1,020,401

Retail-Major Department Stores — 1.2%
Nordstrom, Inc.	18,912	1,070,230

Retail-Restaurants — 2.3%
Starbucks Corp.	23,715	1,442,820
Yum! Brands, Inc.	9,607	654,429

		2,097,249

Semiconductor Components-Integrated Circuits — 1.0%
Analog Devices, Inc.	20,613	906,766

Semiconductor Equipment — 1.0%
Lam Research Corp.†	19,674	909,332

Telephone-Integrated — 1.5%
Verizon Communications, Inc.	25,581	1,379,072

Therapeutics — 2.2%
BioMarin Pharmaceutical, Inc.†	21,647	1,420,043
Onyx Pharmaceuticals, Inc.†	6,258	593,259

		2,013,302

Tobacco — 1.8%
Altria Group, Inc.	44,349	1,619,182

Transport-Services — 0.5%
FedEx Corp.	4,774	448,804

Transport-Truck — 0.6%
J.B. Hunt Transport Services, Inc.	7,435	528,405

Web Portals/ISP — 3.9%
Google, Inc., Class A†	4,294	3,540,704

Total Long-Term Investment Securities (cost $82,752,529)		88,789,121

REPURCHASE AGREEMENT — 1.7%
State Street Bank and Trust Co. Joint Repurchase Agreement(1) (cost $1,545,000)	1,545,000	1,545,000

TOTAL INVESTMENTS (cost $84,297,529) (2)	100.6%	90,334,121
Liabilities in excess of other assets	(0.6)	(581,675)

NET ASSETS	100.0%	$89,752,446

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2013 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock
Applications Software	$4,695,229	—	—	4,695,229
Medical-Biomedical/Gene	6,217,395	—	—	6,217,395
Other Industries*	77,876,497	—	—	77,876,497
Repurchase Agreement	—	1,545,000	—	1,545,000

Total	$88,789,121	$1,545,000	$—	$90,334,121

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

SunAmerica Series Trust

Real Estate Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2013 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCK — 90.1%
Real Estate Investment Trusts — 83.9%
Alexandria Real Estate Equities, Inc.	457,603	$33,299,770
American Campus Communities, Inc.	267,151	11,925,621
American Tower Corp.	157,990	13,269,580
AvalonBay Communities, Inc.	114,210	15,194,498
BioMed Realty Trust, Inc.	79,160	1,781,892
Boston Properties, Inc.	138,105	15,112,830
BRE Properties, Inc.	161,530	8,154,034
British Land Co. PLC	114,010	1,052,844
Campus Crest Communities, Inc.	105,100	1,435,666
CBL & Associates Properties, Inc.	331,300	7,997,582
Colonial Properties Trust	114,620	2,660,330
Corporate Office Properties Trust	242,162	7,020,276
DDR Corp.	227,850	4,178,769
Digital Realty Trust, Inc.	432,740	30,516,825
DuPont Fabros Technology, Inc.	438,277	11,018,284
EastGroup Properties, Inc.	104,330	6,580,093
Education Realty Trust, Inc.	797,710	8,766,833
Equity Residential	146,290	8,493,597
Essex Property Trust, Inc.	81,238	12,758,428
Federal Realty Investment Trust	75,480	8,831,915
General Growth Properties, Inc.	292,150	6,637,648
Hammerson PLC	108,500	875,557
Host Hotels & Resorts, Inc.	416,170	7,603,426
Land Securities Group PLC	91,590	1,242,740
LaSalle Hotel Properties	374,200	9,703,006
Liberty Property Trust	156,180	6,714,178
Post Properties, Inc.	215,050	10,629,922
Public Storage	52,820	8,715,300
Rayonier, Inc.	79,953	4,750,807
Simon Property Group, Inc.	161,446	28,748,689
SL Green Realty Corp.	63,620	5,770,334
Sunstone Hotel Investors, Inc.†	176,560	2,191,110
Taubman Centers, Inc.	72,450	6,195,200
Ventas, Inc.	49,920	3,975,130
Vornado Realty Trust	197,397	17,284,081

		331,086,795

Real Estate Operations & Development — 4.7%
Forest City Enterprises, Inc., Class A†	1,003,761	18,740,218

Wireless Equipment — 1.5%
SBA Communications Corp., Class A†	75,190	5,939,258

Total Common Stock (cost $304,376,409)		355,766,271

PREFERRED STOCK — 1.2%
Real Estate Investment Trusts — 1.2%
CBL & Associates Properties, Inc. 7.38%	75,800	1,926,078
DuPont Fabros Technology, Inc. Series B 7.63%	53,600	1,431,656
Taubman Centers, Inc. Series J 6.50%	46,610	1,216,055

Total Preferred Stock (cost $3,246,574)		4,573,789

Total Long-Term Investment Securities (cost $307,622,983)		360,340,060

SHORT-TERM INVESTMENT SECURITIES — 8.7%
Commercial Paper — 8.7%
Bank of Tokyo-Mitsubishi UFJ
0.16% due 05/01/2013	$15,000,000	15,000,000
Societe Generale North America, Inc.
0.15% due 05/01/2013	9,274,000	9,274,000
Sumitomo Mitsui Banking Corp.
0.14% due 05/07/2013	10,000,000	9,999,767

Total Short-Term Investment Securities (cost $34,273,767)		34,273,767

TOTAL INVESTMENTS (cost $341,896,750) (1)	100.0%	394,613,827
Other assets less liabilities	0.0	100,562

NET ASSETS	100.0%	$394,714,389

†	Non-income producing security

(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2013 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Real Estate Investment Trusts	$331,086,795	$—	$—	$331,086,795
Other Industries*	24,679,476	—	—	24,679,476
Preferred Stock	4,573,789	—	—	4,573,789
Short-Term Investment Securities:
Commercial Paper	—	34,273,767	—	34,273,767

Total	$360,340,060	$34,273,767	$—	$394,613,827

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Small Company Value Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2013 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCK — 94.9%
Aerospace/Defense-Equipment — 1.3%
AAR Corp.	233,000	$4,161,380

Airlines — 0.8%
SkyWest, Inc.	180,800	2,587,248

Apparel Manufacturers — 0.6%
Maidenform Brands, Inc.†	111,900	2,014,200

Audio/Video Products — 0.9%
Harman International Industries, Inc.	64,200	2,870,382

Auto-Truck Trailers — 1.0%
Wabash National Corp.†	330,000	3,111,900

Auto/Truck Parts & Equipment-Original — 1.0%
Autoliv, Inc.	41,300	3,156,146

Banks-Commercial — 1.7%
Chemical Financial Corp.	72,100	1,788,080
OFG Bancorp	96,300	1,547,541
Peoples Bancorp, Inc./OH	30,000	611,400
TrustCo Bank Corp.	236,000	1,264,960

		5,211,981

Batteries/Battery Systems — 0.1%
EnerSys, Inc.†	9,100	417,144

Building & Construction Products-Misc. — 2.1%
Drew Industries, Inc.	49,400	1,783,340
Gibraltar Industries, Inc.†	120,400	2,251,480
Simpson Manufacturing Co., Inc.	91,800	2,638,332

		6,673,152

Building Products-Doors & Windows — 1.2%
Apogee Enterprises, Inc.	148,600	3,786,328

Building Products-Wood — 1.5%
Universal Forest Products, Inc.	120,000	4,632,000

Building-Heavy Construction — 1.4%
Granite Construction, Inc.	164,000	4,537,880

Building-Mobile Home/Manufactured Housing — 2.5%
Thor Industries, Inc.	180,000	6,676,200
Winnebago Industries, Inc.†	68,500	1,254,920

		7,931,120

Building-Residential/Commercial — 1.2%
M/I Homes, Inc.†	91,000	2,238,600
MDC Holdings, Inc.	44,500	1,673,200

		3,911,800

Chemicals-Plastics — 1.0%
A. Schulman, Inc.	117,000	3,038,490

Chemicals-Specialty — 2.6%
Cabot Corp.	89,500	3,361,620
H.B. Fuller Co.	64,300	2,436,970
Sensient Technologies Corp.	56,800	2,235,080

		8,033,670

Circuit Boards — 0.3%
Multi-Fineline Electronix, Inc.†	71,000	1,082,040

Coatings/Paint — 1.5%
RPM International, Inc.	145,000	4,698,000

Data Processing/Management — 0.3%
Schawk, Inc.	104,500	1,063,810

Distribution/Wholesale — 0.8%
Ingram Micro, Inc., Class A†	143,300	2,552,173

Diversified Manufacturing Operations — 5.9%
Carlisle Cos., Inc.	67,800	4,398,186
EnPro Industries, Inc.†	90,000	4,435,200
Pentair, Ltd.	43,380	2,357,703
Trinity Industries, Inc.	175,000	7,386,750

		18,577,839

Electric-Integrated — 0.7%
NV Energy, Inc.	96,000	2,076,480

Electronic Components-Misc. — 2.9%
Benchmark Electronics, Inc.†	245,000	4,370,800
Gentex Corp.	206,000	4,635,000

		9,005,800

Engineering/R&D Services — 0.8%
EMCOR Group, Inc.	70,000	2,618,000

Engines-Internal Combustion — 1.1%
Briggs & Stratton Corp.	152,300	3,425,227

Environmental Monitoring & Detection — 1.2%
Mine Safety Appliances Co.	76,000	3,648,000

Home Furnishings — 1.8%
Hooker Furniture Corp.	70,500	1,218,945
La-Z-Boy, Inc.	250,000	4,515,000

		5,733,945

Human Resources — 0.7%
Insperity, Inc.	75,000	2,072,250

Identification Systems — 1.1%
Brady Corp., Class A	100,000	3,388,000

Industrial Automated/Robotic — 0.4%
Nordson Corp.	19,000	1,320,310

Instruments-Controls — 0.8%
Watts Water Technologies, Inc., Class A	52,700	2,480,062

Insurance Brokers — 0.6%
Arthur J. Gallagher & Co.	42,700	1,812,615

Insurance-Life/Health — 3.9%
Protective Life Corp.	195,600	7,444,536
StanCorp Financial Group, Inc.	115,000	4,965,700

		12,410,236

Insurance-Multi-line — 1.6%
Assurant, Inc.	11,900	565,726
Old Republic International Corp.	330,000	4,455,000

		5,020,726

Insurance-Property/Casualty — 2.3%
Hanover Insurance Group, Inc.	97,500	4,916,925
HCC Insurance Holdings, Inc.	41,500	1,767,900
RLI Corp.	7,400	531,690

		7,216,515

Insurance-Reinsurance — 3.6%
Aspen Insurance Holdings, Ltd.	110,000	4,200,900
Montpelier Re Holdings, Ltd.	145,000	3,735,200
Validus Holdings, Ltd.	84,958	3,280,228

		11,216,328

Lasers-System/Components — 1.1%
Rofin-Sinar Technologies, Inc.†	142,500	3,548,250

Leisure Products — 1.1%
Brunswick Corp.	110,000	3,482,600

Machine Tools & Related Products — 2.7%
Kennametal, Inc.	103,500	4,138,965
Lincoln Electric Holdings, Inc.	81,000	4,273,560

		8,412,525

Machinery-Construction & Mining — 0.8%
Astec Industries, Inc.	77,900	2,557,457

Machinery-Electrical — 0.9%
Franklin Electric Co., Inc.	92,000	2,978,040

Machinery-General Industrial — 0.5%
Applied Industrial Technologies, Inc.	36,900	1,559,025

Medical Products — 2.1%
Hill-Rom Holdings, Inc.	75,000	2,555,250
Teleflex, Inc.	50,000	3,906,500

		6,461,750

Medical Sterilization Products — 1.0%
STERIS Corp.	74,100	3,081,819

Metal Processors & Fabrication — 2.3%
CIRCOR International, Inc.	33,900	1,604,487
Kaydon Corp.	100,000	2,384,000
Mueller Industries, Inc.	60,000	3,106,800

		7,095,287

Miscellaneous Manufacturing — 1.3%
Aptargroup, Inc.	16,600	931,260
Hillenbrand, Inc.	132,000	3,317,160

		4,248,420

Oil & Gas Drilling — 2.3%
Atwood Oceanics, Inc.†	95,000	4,659,750
Rowan Cos. PLC, Class A†	84,000	2,732,520

		7,392,270

Oil Companies-Exploration & Production — 1.9%
Energen Corp.	50,000	2,371,000
Unit Corp.†	85,000	3,572,550

		5,943,550

Oil-Field Services — 2.8%
Helix Energy Solutions Group, Inc.†	195,000	4,492,800
Oil States International, Inc.†	48,000	4,289,280

		8,782,080

Power Converter/Supply Equipment — 0.8%
Powell Industries, Inc.†	50,000	2,462,000

Rental Auto/Equipment — 1.1%
McGrath RentCorp	107,900	3,351,374

Retail-Apparel/Shoe — 4.2%
Brown Shoe Co., Inc.	235,000	3,973,850
Cato Corp., Class A	91,000	2,184,910
Jos. A. Bank Clothiers, Inc.†	54,900	2,398,032
Men’s Wearhouse, Inc.	138,000	4,623,000

		13,179,792

Retail-Auto Parts — 0.5%
Pep Boys-Manny Moe & Jack†	140,000	1,624,000

Retail-Automobile — 1.9%
Group 1 Automotive, Inc.	100,000	6,048,000

Retail-Computer Equipment — 1.6%
GameStop Corp., Class A	142,000	4,955,800

Retail-Hair Salons — 1.3%
Regis Corp.	211,000	3,956,250

Retail-Home Furnishings — 0.6%
Pier 1 Imports, Inc.	88,200	2,047,122

Retail-Leisure Products — 0.4%
West Marine, Inc.†	111,800	1,322,594

Semiconductor Equipment — 0.4%
Cohu, Inc.	145,000	1,387,650

Steel-Producers — 2.7%
Reliance Steel & Aluminum Co.	75,200	4,893,264
Steel Dynamics, Inc.	230,000	3,459,200

		8,352,464

Transport-Marine — 1.6%
Tidewater, Inc.	98,000	5,140,100

Transport-Rail — 1.3%
Genesee & Wyoming, Inc., Class A†	49,500	4,217,400

Transport-Services — 2.1%
Bristow Group, Inc.	105,000	6,636,000

Wire & Cable Products — 0.4%
General Cable Corp.†	33,300	1,148,184

Total Long-Term Investment Securities
(cost $224,505,177)		298,864,980

SHORT-TERM INVESTMENT SECURITIES — 5.1%
U.S. Government Agencies — 5.0%
Federal Home Loan Bank Disc. Notes 0.01% due 05/01/2013	$15,825,000	15,825,000

Time Deposits — 0.1%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 05/01/2013	90,000	90,000

Total Short-Term Investment Securities
(cost $15,915,000)		15,915,000

TOTAL INVESTMENTS
(cost $240,420,177)(1)	100.0%	314,779,980
Other assets less liabilities	0.0	6,013

NET ASSETS	100.0%	$314,785,993

†	Non-income producing security

(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2013 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock:
Diversified Manufacturing Operations	$18,577,839	$—	$—	$18,577,839
Other Industries*	280,287,141	—	—	280,287,141
Short-Term Investment Securities:
U.S. Government Agencies	—	15,825,000	—	15,825,000
Time Deposits	—	90,000	—	90,000

Total	$298,864,980	$15,915,000	$—	$314,779,980

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Mid-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2013 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCK — 97.7%
Airlines — 1.1%
Delta Air Lines, Inc.†	152,500	$2,613,850

Apparel Manufacturers — 2.5%
Michael Kors Holdings, Ltd.†	63,600	3,621,384
Under Armour, Inc., Class A†	35,500	2,026,340

		5,647,724

Applications Software — 1.1%
Red Hat, Inc.†	51,975	2,491,162

Auto-Cars/Light Trucks — 0.8%
Tesla Motors, Inc.†	32,900	1,776,271

Banks-Commercial — 1.9%
M&T Bank Corp.	24,100	2,414,820
Signature Bank†	27,900	1,997,919

		4,412,739

Broadcast Services/Program — 1.0%
Discovery Communications, Inc., Class A†	28,200	2,222,724

Building & Construction Products-Misc. — 1.3%
Fortune Brands Home & Security, Inc.†	81,000	2,947,590

Casino Hotels — 1.1%
Wynn Resorts, Ltd.	18,300	2,512,590

Chemicals-Diversified — 1.9%
PPG Industries, Inc.	30,400	4,473,056

Chemicals-Specialty — 0.9%
WR Grace & Co.†	25,700	1,981,727

Coatings/Paint — 2.5%
Sherwin-Williams Co.	30,800	5,639,788

Commercial Services-Finance — 5.3%
Alliance Data Systems Corp.†	26,900	4,620,613
FleetCor Technologies, Inc.†	50,100	3,852,690
Moody’s Corp.	61,400	3,736,190

		12,209,493

Communications Software — 0.6%
SolarWinds, Inc.†	27,300	1,388,205

Computer Software — 0.7%
Akamai Technologies, Inc.†	37,400	1,642,234

Consulting Services — 0.8%
CoreLogic, Inc.†	70,400	1,920,512

Dialysis Centers — 0.8%
DaVita HealthCare Partners, Inc.†	15,600	1,850,940

Diversified Manufacturing Operations — 1.6%
Carlisle Cos., Inc.	56,800	3,684,616

E-Commerce/Services — 0.9%
OpenTable, Inc.†	37,600	2,082,664

Electronic Components-Semiconductors — 3.0%
Avago Technologies, Ltd.	108,900	3,480,444
Xilinx, Inc.	89,800	3,404,318

		6,884,762

Electronic Connectors — 1.6%
Amphenol Corp., Class A	50,200	3,791,104

Electronic Measurement Instruments — 1.8%
Agilent Technologies, Inc.	99,700	4,131,568

Engineering/R&D Services — 1.0%
Fluor Corp.	42,100	2,398,858

Enterprise Software/Service — 0.8%
Workday, Inc., Class A†	30,300	1,898,295

Filtration/Separation Products — 1.5%
Pall Corp.	53,300	3,555,643

Finance-Investment Banker/Broker — 0.8%
Lazard, Ltd., Class A	55,300	1,874,670

Finance-Leasing Companies — 0.7%
Air Lease Corp.	56,500	1,554,315

Food-Dairy Products — 0.6%
WhiteWave Foods Co., Class A†	88,000	1,488,080

Hazardous Waste Disposal — 1.4%
Stericycle, Inc.†	29,560	3,201,939

Hotel/Motels — 1.7%
Marriott International, Inc., Class A	93,400	4,021,804

Industrial Automated/Robotic — 0.9%
Rockwell Automation, Inc.	23,900	2,026,242

Insurance Brokers — 0.8%
Aon PLC	29,200	1,762,220

Insurance-Reinsurance — 1.2%
Axis Capital Holdings, Ltd.	62,700	2,798,301

Internet Application Software — 0.7%
Splunk, Inc.†	37,900	1,546,320

Internet Content-Information/News — 1.2%
LinkedIn Corp., Class A†	14,300	2,746,887

Internet Infrastructure Software — 0.7%
F5 Networks, Inc.†	20,700	1,582,101

Investment Management/Advisor Services — 1.7%
T. Rowe Price Group, Inc.	53,630	3,888,175

Lighting Products & Systems — 1.1%
Acuity Brands, Inc.	33,100	2,414,976

Machinery-General Industrial — 1.2%
Wabtec Corp.	26,900	2,822,886

Machinery-Pumps — 0.8%
Flowserve Corp.	11,000	1,739,320

Medical Instruments — 1.6%
Bruker Corp.†	94,900	1,686,373
Thoratec Corp.†	57,900	2,095,980

		3,782,353

Medical Products — 1.2%
Sirona Dental Systems, Inc.†	37,300	2,743,042

Medical-Biomedical/Gene — 4.1%
Alexion Pharmaceuticals, Inc.†	15,700	1,538,600
Illumina, Inc.†	41,520	2,685,929
Regeneron Pharmaceuticals, Inc.†	11,900	2,560,166
Vertex Pharmaceuticals, Inc.†	32,900	2,527,378

		9,312,073

Medical-Drugs — 1.6%
Valeant Pharmaceuticals International, Inc.†	47,900	3,644,232

Medical-Generic Drugs — 1.5%
Actavis, Inc.†	31,900	3,372,787

Medical-HMO — 1.9%
Health Net, Inc.†	56,000	1,646,400
Humana, Inc.	37,120	2,750,963

		4,397,363

Motorcycle/Motor Scooter — 1.7%
Harley-Davidson, Inc.	70,900	3,874,685

Networking Products — 0.8%
Palo Alto Networks, Inc.†	34,200	1,850,220

Oil Companies-Exploration & Production — 3.0%
Cabot Oil & Gas Corp.	27,900	1,898,595
Concho Resources, Inc.†	34,900	3,005,937
Range Resources Corp.	28,500	2,095,320

		6,999,852

Oil Field Machinery & Equipment — 0.9%
Cameron International Corp.†	32,850	2,021,917

Oil-Field Services — 1.1%
Oceaneering International, Inc.	37,311	2,618,113

Power Converter/Supply Equipment — 0.7%
Generac Holdings, Inc.	44,800	1,609,664

Private Equity — 1.0%
Blackstone Group LP	113,000	2,322,150

Professional Sports — 0.8%
Madison Square Garden, Co., Class A†	30,200	1,820,154

Publishing-Periodicals — 1.0%
Nielsen Holdings NV	66,700	2,309,154

Retail-Apparel/Shoe — 3.6%
Lululemon Athletica, Inc.†	39,500	3,007,135
Ross Stores, Inc.	35,100	2,319,057
Urban Outfitters, Inc.†	70,300	2,913,232

		8,239,424

Retail-Auto Parts — 2.3%
O’Reilly Automotive, Inc.†	48,900	5,247,948

Retail-Catalog Shopping — 1.5%
MSC Industrial Direct Co., Class A	42,600	3,356,880

Retail-Gardening Products — 1.5%
Tractor Supply Co.	31,200	3,343,704

Retail-Mail Order — 1.2%
Williams-Sonoma, Inc.	52,000	2,791,360

Retail-Misc./Diversified — 0.7%
Sally Beauty Holdings, Inc.†	56,499	1,698,360

Retail-Pet Food & Supplies — 0.8%
PetSmart, Inc.	28,500	1,944,840

Retail-Vitamins & Nutrition Supplements — 1.4%
GNC Holdings, Inc., Class A	70,800	3,209,364

Retirement/Aged Care — 1.0%
Brookdale Senior Living, Inc.†	92,800	2,393,312

Semiconductor Equipment — 1.7%
Applied Materials, Inc.	158,000	2,292,580
KLA-Tencor Corp.	31,500	1,708,875

		4,001,455

Textile-Home Furnishings — 1.0%
Mohawk Industries, Inc.†	19,900	2,206,512

Therapeutics — 1.3%
Onyx Pharmaceuticals, Inc.†	31,700	3,005,160

Transport-Marine — 1.2%
Kirby Corp.†	35,700	2,673,573

Transport-Rail — 1.0%
Canadian Pacific Railway, Ltd.	18,400	2,293,008

Transport-Truck — 1.7%
J.B. Hunt Transport Services, Inc.	53,500	3,802,245

Wireless Equipment — 0.9%
Aruba Networks, Inc.†	97,000	2,181,530

Total Long-Term Investment Securities (cost $181,384,326)		224,692,785

REPURCHASE AGREEMENT — 2.9%
State Street Bank & Trust Co. bearing interest at 0.01% dated 04/30/2013 to be repurchased 05/01/2013 in the amount of $6,665,002 and collateralized by $6,850,000 by Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having approximate value of $6,798,488 (cost $6,665,000)	$6,665,000	6,665,000

TOTAL INVESTMENTS (cost $188,049,326)(1)	100.6%	231,357,785
Liabilities in excess of other assets	(0.6)	(1,444,169)

NET ASSETS	100.0%	$229,913,616

†	Non-income producing security

(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2013 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Commercial Services-Finance	$12,209,493	$—	$—	$12,209,493
Other Industries*	212,483,292	—	—	212,483,292
Repurchase Agreement	—	6,665,000	—	6,665,000

Total	$224,692,785	$6,665,000	$—	$231,357,785

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio Statements

SunAmerica Series Trust

Aggressive Growth Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2013 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCK — 98.4%
Aerospace/Defense — 1.7%
TransDigm Group, Inc.	11,480	$1,685,264

Aerospace/Defense-Equipment — 1.5%
Triumph Group, Inc.	19,200	1,534,080

Airlines — 1.8%
Copa Holdings SA, Class A	14,310	1,797,050

Apparel Manufacturers — 1.5%
Under Armour, Inc., Class A†	26,850	1,532,598

Applications Software — 1.2%
ServiceNow, Inc.†	29,809	1,220,977

Auto-Cars/Light Trucks — 0.5%
Tesla Motors, Inc.†	8,510	459,455

Auto/Truck Parts & Equipment-Original — 0.8%
BorgWarner, Inc.†	9,700	758,249

Banks-Commercial — 0.8%
Texas Capital Bancshares, Inc.†	19,900	829,034

Beverages-Wine/Spirits — 1.7%
Constellation Brands, Inc., Class A†	34,410	1,698,133

Building & Construction Products-Misc. — 2.4%
Fortune Brands Home & Security, Inc.†	38,610	1,405,018
Owens Corning†	24,220	1,018,693

		2,423,711

Building Products-Cement — 1.1%
Headwaters, Inc.†	102,995	1,118,526

Commercial Services — 2.6%
CoStar Group, Inc.†	11,330	1,228,285
Quanta Services, Inc.†	48,330	1,328,109

		2,556,394

Commercial Services-Finance — 3.8%
Alliance Data Systems Corp.†	13,320	2,287,976
Vantiv, Inc., Class A†	67,505	1,520,888

		3,808,864

Computer Aided Design — 2.0%
Aspen Technology, Inc.†	66,730	2,033,930

Computer Software — 0.7%
Cornerstone OnDemand, Inc.†	19,040	690,771

Computers-Periphery Equipment — 1.0%
Stratasys, Ltd.†	11,936	991,285

Consulting Services — 3.5%
Advisory Board Co.†	26,780	1,316,237
CoreLogic, Inc.†	27,255	743,516
Verisk Analytics, Inc., Class A†	22,740	1,393,735

		3,453,488

Data Processing/Management — 1.6%
CommVault Systems, Inc.†	22,240	1,635,530

Diagnostic Equipment — 1.4%
Cepheid, Inc.†	37,527	1,430,904

Distribution/Wholesale — 1.1%
WESCO International, Inc.†	15,580	1,116,930

Diversified Manufacturing Operations — 1.1%
Colfax Corp.†	23,134	1,079,664

E-Commerce/Products — 0.9%
MercadoLibre, Inc.	8,570	862,056

E-Commerce/Services — 3.5%
Angie’s List, Inc.†	33,664	816,015
Expedia, Inc.	21,530	1,202,235
Netflix, Inc.†	4,110	888,048
Zillow, Inc., Class A†	9,180	540,060

		3,446,358

E-Marketing/Info — 1.0%
ExactTarget, Inc.†	49,003	959,479

Enterprise Software/Service — 1.4%
Guidewire Software, Inc.†	35,060	1,405,205

Finance-Other Services — 1.4%
IntercontinentalExchange, Inc.†	8,710	1,419,120

Food-Misc./Diversified — 1.5%
Annie’s, Inc.†	29,263	1,105,849
Boulder Brands, Inc.†	43,490	391,845

		1,497,694

Hazardous Waste Disposal — 1.5%
Clean Harbors, Inc.†	25,570	1,456,723

Heart Monitors — 0.5%
HeartWare International, Inc.†	5,530	537,516

Human Resources — 1.4%
Team Health Holdings, Inc.†	36,340	1,354,755

Industrial Automated/Robotic — 1.3%
Nordson Corp.	19,330	1,343,242

Industrial Gases — 1.6%
Airgas, Inc.	16,860	1,629,519

Instruments-Scientific — 1.3%
FEI Co.	20,120	1,285,266

Internet Application Software — 1.1%
Splunk, Inc.†	27,563	1,124,570

Internet Telephone — 0.9%
BroadSoft, Inc.†	34,039	870,037

Investment Management/Advisor Services — 1.5%
Affiliated Managers Group, Inc.†	9,780	1,522,550

Machinery-General Industrial — 2.8%
Chart Industries, Inc.†	13,390	1,135,606
Wabtec Corp.	15,690	1,646,508

		2,782,114

Machinery-Pumps — 1.5%
Graco, Inc.	24,230	1,466,642

Medical Information Systems — 1.0% athenahealth, Inc.†	10,270	988,590

Medical Instruments — 1.9%
Bruker Corp.†	68,000	1,208,360
Thoratec Corp.†	18,741	678,424

		1,886,784

Medical Products — 1.6%
Sirona Dental Systems, Inc.†	14,880	1,094,275
Wright Medical Group, Inc.†	20,560	481,927

		1,576,202

Medical-Biomedical/Gene — 1.4%
Alnylam Pharmaceuticals, Inc.†	10,240	245,248
Cubist Pharmaceuticals, Inc.†	24,480	1,124,122

		1,369,370

Medical-Drugs — 1.8%
Achillion Pharmaceuticals, Inc.†	53,060	400,072
Auxilium Pharmaceuticals, Inc.†	35,770	534,046
Orexigen Therapeutics, Inc.†	73,950	449,616
Santarus, Inc.†	24,300	446,391

		1,830,125

Miscellaneous Manufacturing — 0.5%
Movado Group, Inc.	15,580	471,139

Networking Products — 0.2%
EZchip Semiconductor, Ltd.†	8,597	196,098

Oil Companies-Exploration & Production — 3.1%
Cabot Oil & Gas Corp.	10,470	712,483
Gulfport Energy Corp.†	16,976	885,977
Oasis Petroleum, Inc.†	19,050	652,082
PDC Energy, Inc.†	20,050	868,165

		3,118,707

Oil-Field Services — 0.4%
MRC Global, Inc.†	14,555	435,922

Pharmacy Services — 1.8%
Catamaran Corp.†	31,880	1,840,432

Real Estate Management/Services — 1.5%
CBRE Group, Inc., Class A†	62,620	1,516,656

Rental Auto/Equipment — 1.7%
Hertz Global Holdings, Inc.†	70,720	1,702,938

Retail-Apparel/Shoe — 4.1%
Chico’s FAS, Inc.	63,890	1,167,270
DSW, Inc., Class A	18,696	1,236,180
PVH Corp.	14,880	1,717,301

		4,120,751

Retail-Building Products — 1.2%
Lumber Liquidators Holdings, Inc.†	14,060	1,152,358

Retail-Restaurants — 1.2%
Panera Bread Co., Class A†	6,558	1,162,274

Retail-Vitamins & Nutrition Supplements — 1.4%
GNC Holdings, Inc., Class A	31,255	1,416,789

Satellite Telecom — 0.6%
DigitalGlobe, Inc.†	19,744	576,327

Telecom Equipment-Fiber Optics — 1.3%
IPG Photonics Corp.	20,970	1,335,370

Television — 1.4%
AMC Networks, Inc., Class A†	21,550	1,357,865

Therapeutics — 3.2%
BioMarin Pharmaceutical, Inc.†	20,497	1,344,603
Onyx Pharmaceuticals, Inc.†	16,500	1,564,200
Synageva BioPharma Corp.†	4,820	249,146

		3,157,949

Toys — 1.0%
LeapFrog Enterprises, Inc.†	105,690	944,869

Transactional Software — 1.4%
ACI Worldwide, Inc.†	28,760	1,352,008

Transport-Rail — 2.2%
Kansas City Southern	19,690	2,147,588

Web Hosting/Design — 0.5%
Rackspace Hosting, Inc.†	10,060	484,892

Wireless Equipment — 3.1%
SBA Communications Corp., Class A†	39,609	3,128,715

Total Long-Term Investment Securities (cost $77,684,917)		98,088,401

REPURCHASE AGREEMENT — 2.0%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 04/30/2013 to be repurchased 05/01/2013 in the amount of $1,969,001 and collateralized by $2,005,000 of United States Treasury Notes bearing interest at 0.25%, due 11/30/2014 and having an approximate value of $2,010,013 (cost $1,969,000)	$1,969,000	1,969,000

TOTAL INVESTMENTS (cost $79,653,917) (1)	100.4%	100,057,401
Liabilities in excess of other assets	(0.4)	(412,648)

NET ASSETS	100.0%	$99,644,753

†	Non-income producing security

(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2013 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock	$98,088,401	$—	$—	$98,088,401
Repurchase Agreement	—	1,969,000	—	1,969,000

Total	$98,088,401	$1,969,000	$—	$100,057,401

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Growth Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2013 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCK — 94.8%
Advanced Materials — 0.8%
Hexcel Corp.†	65,593	$2,000,587

Aerospace/Defense — 0.7%
Esterline Technologies Corp.†	24,508	1,839,080

Agricultural Chemicals — 0.3%
Intrepid Potash, Inc.	38,885	715,873

Airlines — 0.4%
Spirit Airlines, Inc.†	35,853	957,275

Apparel Manufacturers — 1.8%
Hanesbrands, Inc.†	55,941	2,806,001
Oxford Industries, Inc.	6,292	372,046
Under Armour, Inc., Class A†	27,328	1,559,882

		4,737,929

Applications Software — 0.6%
InterXion Holding NV†	63,917	1,599,843

Auto/Truck Parts & Equipment-Original — 1.3%
TRW Automotive Holdings Corp.†	56,773	3,410,354

Banks-Commercial — 2.8%
BBCN Bancorp, Inc.	103,564	1,333,904
East West Bancorp, Inc.	91,032	2,214,809
Signature Bank†	22,633	1,620,749
SVB Financial Group†	31,158	2,215,645

		7,385,107

Building & Construction Products-Misc. — 1.5%
Fortune Brands Home & Security, Inc.†	51,842	1,886,530
Trex Co., Inc.†	40,588	1,975,824

		3,862,354

Building & Construction-Misc. — 0.7%
MasTec, Inc.†	63,074	1,753,457

Building-Residential/Commercial — 2.4%
M/I Homes, Inc.†	77,933	1,917,152
PulteGroup, Inc.†	93,145	1,955,113
Taylor Morrison Home Corp.†	92,770	2,391,611

		6,263,876

Chemicals-Diversified — 0.9%
Rockwood Holdings, Inc.	34,762	2,255,706

Chemicals-Plastics — 0.9%
PolyOne Corp.	107,902	2,431,032

Chemicals-Specialty — 2.1%
Cytec Industries, Inc.	29,481	2,147,986
Methanex Corp.	75,970	3,219,608

		5,367,594

Commercial Services — 0.3%
HMS Holdings Corp.†	33,942	855,678

Commercial Services-Finance — 0.9%
Cardtronics, Inc.†	85,288	2,388,917

Communications Software — 0.7%
SolarWinds, Inc.†	36,508	1,856,432

Computer Aided Design — 1.2%
Aspen Technology, Inc.†	101,810	3,103,169

Computer Data Security — 0.7%
Fortinet, Inc.†	100,340	1,802,106

Computer Services — 1.3% j2 Global, Inc.	45,130	1,836,791
Manhattan Associates, Inc.†	23,480	1,648,531

		3,485,322

Computers-Integrated Systems — 1.8%
Jack Henry & Associates, Inc.	50,274	2,332,714
MICROS Systems, Inc.†	29,352	1,244,818
Silver Spring Networks, Inc.†	54,861	990,241

		4,567,773

Consulting Services — 0.7%
MAXIMUS, Inc.	21,328	1,699,628

Consumer Products-Misc. — 1.3%
Jarden Corp.†	35,471	1,596,550
Tumi Holdings, Inc.†	75,348	1,735,264

		3,331,814

Containers-Metal/Glass — 0.7%
Greif, Inc., Class A	37,860	1,823,716

Cosmetics & Toiletries — 0.8%
Elizabeth Arden, Inc.†	49,617	2,031,816

Data Processing/Management — 0.6%
CommVault Systems, Inc.†	22,624	1,663,769

Dental Supplies & Equipment — 0.2%
Align Technology, Inc.†	17,909	593,146

Diagnostic Equipment — 0.2%
Cepheid, Inc.†	13,421	511,743

Distribution/Wholesale — 0.5%
WESCO International, Inc.†	18,401	1,319,168

Diversified Manufacturing Operations — 3.2%
Actuant Corp., Class A	48,284	1,511,289
Carlisle Cos., Inc.	42,128	2,732,843
EnPro Industries, Inc.†	65,402	3,223,011
Koppers Holdings, Inc.	19,830	870,735

		8,337,878

Diversified Operations — 0.3%
Primoris Services Corp.	39,007	859,714

E-Marketing/Info — 0.4%
ExactTarget, Inc.†	57,521	1,126,261

Electronic Components-Semiconductors — 2.1%
Cavium, Inc.†	19,379	609,470
Lattice Semiconductor Corp.†	182,876	850,373
Microsemi Corp.†	78,926	1,641,661
Semtech Corp.†	70,845	2,271,999

		5,373,503

Electronic Design Automation — 0.9%
Cadence Design Systems, Inc.†	170,210	2,348,898

Enterprise Software/Service — 2.7%
Guidewire Software, Inc.†	53,344	2,138,028
MedAssets, Inc.†	90,315	1,691,600
MicroStrategy, Inc., Class A†	21,602	1,948,284
QLIK Technologies, Inc.†	51,622	1,342,688

		7,120,600

Finance-Investment Banker/Broker — 1.2%
Evercore Partners, Inc., Class A	34,407	1,298,864
Stifel Financial Corp.†	58,318	1,879,006

		3,177,870

Food-Dairy Products — 0.2%
WhiteWave Foods Co., Class A†	25,377	429,125

Food-Misc./Diversified — 1.7%
Annie’s, Inc.†	7,122	269,141
B&G Foods, Inc.	70,965	2,189,980
Hain Celestial Group, Inc.†	28,885	1,884,746

		4,343,867

Footwear & Related Apparel — 0.9%
Steven Madden, Ltd.†	49,652	2,414,577

Hazardous Waste Disposal — 0.9%
Clean Harbors, Inc.†	43,301	2,466,858

Home Furnishings — 0.8%
La-Z-Boy, Inc.	120,839	2,182,352

Human Resources — 1.9%
Team Health Holdings, Inc.†	72,540	2,704,291
TrueBlue, Inc.†	102,730	2,128,566

		4,832,857

Industrial Automated/Robotic — 0.8%
Cognex Corp.	54,877	2,178,617

Instruments-Scientific — 0.5%
Fluidigm Corp.†	70,925	1,194,377

Investment Management/Advisor Services — 0.9%
Affiliated Managers Group, Inc.†	14,443	2,248,486

Machinery-Electrical — 0.5%
Regal-Beloit Corp.	16,852	1,324,904

Machinery-General Industrial — 0.4%
IDEX Corp.	19,199	998,924

Machinery-Print Trade — 0.4%
ExOne Co.†	25,638	984,499

Medical Instruments — 3.6%
Bruker Corp.†	72,780	1,293,301
DexCom, Inc.†	127,496	2,092,209
Endologix, Inc.†	151,036	2,268,561
Techne Corp.	20,028	1,284,596
Thoratec Corp.†	64,008	2,317,089

		9,255,756

Medical Products — 0.9%
Sirona Dental Systems, Inc.†	31,449	2,312,759

Medical-Biomedical/Gene — 2.9%
Amarin Corp. PLC ADR†	79,611	589,917
Ariad Pharmaceuticals, Inc.†	93,083	1,663,393
Cubist Pharmaceuticals, Inc.†	59,837	2,747,715
NPS Pharmaceuticals, Inc.†	192,506	2,585,356

		7,586,381

Medical-Drugs — 1.1%
Medivation, Inc.†	53,465	2,818,140

Medical-HMO — 0.9%
Centene Corp.†	49,230	2,274,426

Medical-Hospitals — 2.1%
Acadia Healthcare Co., Inc.†	82,547	2,604,358
Health Management Associates, Inc., Class A†	150,616	1,730,578
Tenet Healthcare Corp.†	22,552	1,022,958

		5,357,894

Miscellaneous Manufacturing — 0.7%
Trimas Corp.†	57,935	1,767,018

Motion Pictures & Services — 0.7%
Lions Gate Entertainment Corp.†	68,661	1,703,479

Networking Products — 0.4%
NETGEAR, Inc.†	2,908	86,629
Procera Networks, Inc.†	80,479	892,512

		979,141

Non-Hazardous Waste Disposal — 2.0%
Progressive Waste Solutions, Ltd.	108,630	2,418,104
Waste Connections, Inc.	70,295	2,667,695

		5,085,799

Office Furnishings-Original — 1.3%
Interface, Inc.	76,648	1,283,088
Steelcase, Inc., Class A	174,439	2,215,375

		3,498,463

Oil & Gas Drilling — 0.8%
Atwood Oceanics, Inc.†	42,674	2,093,160

Oil Companies-Exploration & Production — 2.9%
Berry Petroleum Co., Class A	36,590	1,753,027
Gulfport Energy Corp.†	27,219	1,420,559
Kodiak Oil & Gas Corp.†	215,055	1,683,881
Oasis Petroleum, Inc.†	78,608	2,690,752

		7,548,219

Oil Field Machinery & Equipment — 1.5%
Dresser-Rand Group, Inc.†	30,334	1,686,874
Thermon Group Holdings, Inc.†	110,915	2,173,934

		3,860,808

Oil-Field Services — 1.2%
MRC Global, Inc.†	54,183	1,622,781
TETRA Technologies, Inc.†	173,482	1,583,891

		3,206,672

Patient Monitoring Equipment — 0.9%
Insulet Corp.†	93,344	2,356,003

Physicians Practice Management — 0.9%
MEDNAX, Inc.†	25,792	2,288,524

Rental Auto/Equipment — 0.9%
Avis Budget Group, Inc.†	77,210	2,226,736

Retail-Apparel/Shoe — 1.8%
DSW, Inc., Class A	35,983	2,379,196
Genesco, Inc.†	38,480	2,368,444

		4,747,640

Retail-Automobile — 1.0%
Group 1 Automotive, Inc.	41,470	2,508,106

Retail-Bedding — 0.4%
Mattress Firm Holding Corp.†	29,763	1,140,518

Retail-Gardening Products — 0.8%
Tractor Supply Co.	19,797	2,121,645

Retail-Regional Department Stores — 0.4%
Stage Stores, Inc.	33,213	919,668

Retail-Restaurants — 2.0%
Brinker International, Inc.	86,704	3,372,786
Papa John’s International, Inc.†	30,965	1,950,795

		5,323,581

Retail-Vitamins & Nutrition Supplements — 0.6%
Vitamin Shoppe, Inc.†	32,086	1,577,027

Rubber-Tires — 0.5%
Cooper Tire & Rubber Co.	49,519	1,232,528

Semiconductor Equipment — 0.9%
Teradyne, Inc.†	138,637	2,279,192

Telecom Equipment-Fiber Optics — 1.6%
Ciena Corp.†	59,110	884,286
IPG Photonics Corp.	26,019	1,656,890
JDS Uniphase Corp.†	128,866	1,739,691

		4,280,867

Telecom Services — 0.9% tw telecom, Inc.†	82,069	2,222,429

Theaters — 0.7%
Cinemark Holdings, Inc.	55,562	1,716,310

Therapeutics — 2.0%
BioMarin Pharmaceutical, Inc.†	37,655	2,470,168
Onyx Pharmaceuticals, Inc.†	27,914	2,646,247

		5,116,415

Transactional Software — 1.1%
ACI Worldwide, Inc.†	19,219	903,485
Bottomline Technologies de, Inc.†	72,653	1,903,509

		2,806,994

Transport-Marine — 0.6%
Kirby Corp.†	21,937	1,642,862

Transport-Services — 1.1%
UTi Worldwide, Inc.	191,292	2,810,079

Transport-Truck — 1.2%
Werner Enterprises, Inc.	131,188	3,012,076

Web Hosting/Design — 0.8%
Web.com Group, Inc.†	117,194	2,039,176

Wire & Cable Products — 0.9%
Belden, Inc.	46,025	2,274,556

Total Long-Term Investment Securities (cost $205,345,892)		245,549,478

SHORT-TERM INVESTMENT SECURITIES — 5.5%
Time Deposits — 5.5%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 05/01/2013 (cost $14,304,000)	$14,304,000	14,304,000

TOTAL INVESTMENTS (cost $219,649,892) (1)	100.3%	259,853,478
Liabilities in excess of other assets	(0.3)	(675,039)

NET ASSETS	100.0%	$259,178,439

†	Non-income producing security

(1)	See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2013 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock	$245,549,478	$—	$—	$245,549,478
Short-Term Investment Securities:
Time Deposits	—	14,304,000	—	14,304,000

Total	$245,549,478	$14,304,000	$—	$259,853,478

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Marsico Focused Growth Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2013 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCK — 87.8%
Agricultural Chemicals — 3.9%
Monsanto Co.	56,310	$6,015,034

Athletic Footwear — 3.0%
NIKE, Inc., Class B	74,572	4,742,779

Banks-Super Regional — 4.0%
Wells Fargo & Co.	162,322	6,164,989

Brewery — 3.2%
Anheuser-Busch InBev NV ADR	52,504	5,020,432

Cable/Satellite TV — 1.9%
Comcast Corp., Class A	73,029	3,016,098

Casino Hotels — 3.3%
Wynn Resorts, Ltd.	37,286	5,119,368

Computer Services — 3.0%
Accenture PLC, Class A	56,818	4,627,258

Diversified Banking Institutions — 3.1%
Citigroup, Inc.	104,323	4,867,711

E-Commerce/Products — 3.0%
eBay, Inc.†	88,892	4,657,052

Finance-Credit Card — 6.7%
American Express Co.	62,418	4,270,016
Visa, Inc., Class A	36,770	6,194,274

		10,464,290

Medical-Biomedical/Gene — 11.7%
Biogen Idec, Inc.†	44,082	9,650,872
Gilead Sciences, Inc.†	168,674	8,541,652

		18,192,524

Medical-Drugs — 3.3%
Bristol-Myers Squibb Co.	129,512	5,144,217

Metal Processors & Fabrication — 2.8%
Precision Castparts Corp.	22,975	4,394,888

Oil-Field Services — 1.4%
Schlumberger, Ltd.	29,704	2,210,869

Pipelines — 3.6%
Kinder Morgan, Inc.	145,055	5,671,650

Real Estate Investment Trusts — 2.0%
American Tower Corp.	37,941	3,186,665

Retail-Auto Parts — 2.9%
AutoZone, Inc.†	10,882	4,451,717

Retail-Building Products — 4.4%
Home Depot, Inc.	73,075	5,360,051
Lowe’s Cos., Inc.	38,173	1,466,607

		6,826,658

Retail-Discount — 2.9%
Wal-Mart Stores, Inc.	58,338	4,534,029

Retail-Major Department Stores — 2.9%
TJX Cos., Inc.	92,080	4,490,742

Retail-Restaurants — 5.5%
Chipotle Mexican Grill, Inc.†	6,587	2,392,333
McDonald’s Corp.	31,622	3,229,871
Starbucks Corp.	49,741	3,026,242

		8,648,446

Transport-Rail — 3.5%
Canadian Pacific Railway, Ltd.	14,675	1,828,799
Union Pacific Corp.	24,565	3,634,637

		5,463,436

Web Hosting/Design — 1.8%
Equinix, Inc.†	13,088	2,802,141

Web Portals/ISP — 4.0%
Google, Inc., Class A†	7,536	6,213,959

Total Long-Term Investment Securities (cost $104,597,276)		136,926,952

REPURCHASE AGREEMENT — 11.7%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01% dated 04/30/2013 to be repurchased 05/01/2013 in the amount of $18,248,005 and collateralized by $18,775,000 of Federal Home Loan Mortgage Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $18,633,812 (cost $18,268,000)	$18,268,000	18,268,000

TOTAL INVESTMENTS (cost $122,865,276) (1)	99.5%	155,194,952
Other assets less liabilities	0.5	802,430

NET ASSETS	100.0%	$155,997,382

†	Non-income producing security

(1)	See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2013 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Finance-Credit Card	$10,464,290	$—	$—	$10,464,290
Medical-Biomedical/Gene	18,192,524	—	—	18,192,524
Retail-Restaurants	8,648,446	—	—	8,648,446
Other Industries*	99,621,692	—	—	99,621,692
Repurchase Agreement	—	18,268,000	—	18,268,000

Total	$136,926,952	$18,268,000	$—	$155,194,952

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Technology Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2013

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCK — 95.8%
Applications Software — 12.5%
Check Point Software Technologies, Ltd.†	28,870	$1,345,920
Citrix Systems, Inc.†	9,800	609,266
InterXion Holding NV†	8,500	212,755
Nuance Communications, Inc.†	42,260	804,630
PTC, Inc.†	41,613	999,128
Red Hat, Inc.†	2,400	115,032
Salesforce.com, Inc.†	2,400	98,664
Verint Systems, Inc.†	2	66

		4,185,461

Building Products-Doors & Windows — 0.3%
Asahi Glass Co., Ltd.	11,200	87,776

Cellular Telecom — 0.0%
Comverse, Inc.†	2	53

Commercial Services — 2.2%
Performant Financial Corp.†	23,175	225,493
WNS Holdings, Ltd. ADR†	34,049	508,692

		734,185

Commercial Services-Finance — 1.4%
Global Payments, Inc.	4,100	190,240
Western Union Co.	18,300	271,023

		461,263

Computer Services — 1.6%
International Business Machines Corp.	2,700	546,858

Computer Software — 0.5%
Akamai Technologies, Inc.†	3,949	173,401

Computers — 4.9%
Apple, Inc.	3,754	1,662,084

Computers-Integrated Systems — 1.1%
NCR Corp.†	13,000	354,510

Computers-Memory Devices — 6.2%
EMC Corp.†	45,200	1,013,836
NetApp, Inc.†	31,100	1,085,079

		2,098,915

Computers-Periphery Equipment — 1.7%
Electronics for Imaging, Inc.†	21,300	569,136

E-Services/Consulting — 0.7%
Websense, Inc.†	13,600	242,624

Electric Products-Misc. — 0.7%
Nidec Corp.	3,700	251,639

Electronic Components-Misc. — 2.3%
Flextronics International, Ltd.†	58,100	415,415
Kyocera Corp.	3,500	355,798

		771,213

Electronic Components-Semiconductors — 8.2%
Advanced Micro Devices, Inc.†	26,315	74,208
Avago Technologies, Ltd.	19,200	613,632
Broadcom Corp., Class A	33,700	1,213,200
Lattice Semiconductor Corp.†	14,292	66,458
Microsemi Corp.†	25,600	532,480
Skyworks Solutions, Inc.†	11,887	262,346

		2,762,324

Electronic Design Automation — 8.0%
Synopsys, Inc.†	75,762	2,694,854

Enterprise Software/Service — 3.5%
BMC Software, Inc.†	11,200	509,376
Proofpoint, Inc.†	22,100	404,872
QLIK Technologies, Inc.†	3,138	81,619
SAP AG ADR	2,300	183,655

		1,179,522

Entertainment Software — 0.3%
Electronic Arts, Inc.†	5,500	96,855

Finance-Credit Card — 0.8%
Blackhawk Network Holdings, Inc.†	2,049	49,053
Visa, Inc., Class A	1,300	218,998

		268,051

Internet Application Software — 0.6%
Tencent Holdings, Ltd.	5,600	191,955

Internet Content-Entertainment — 0.4%
Gree, Inc.	10,500	134,528

Internet Security — 8.6%
Symantec Corp.†	119,300	2,898,990

Multimedia — 0.5%
News Corp., Class A	5,400	167,238

Networking Products — 3.0%
Cisco Systems, Inc.	48,800	1,020,896

Security Services — 0.2%
LifeLock, Inc.†	7,397	66,573

Semiconductor Components-Integrated Circuits — 7.0%
Cirrus Logic, Inc.†	5,300	102,343
Marvell Technology Group, Ltd.	51,907	558,519
NXP Semiconductor NV†	11,900	327,845
QUALCOMM, Inc.	20,350	1,253,967
RDA Microelectronics, Inc. ADR	12,214	116,522

		2,359,196

Semiconductor Equipment — 10.5%
KLA-Tencor Corp.	21,200	1,150,100
Lam Research Corp.†	36,962	1,708,383
Teradyne, Inc.†	28,100	461,964
Tokyo Electron, Ltd.	3,900	199,631

		3,520,078

Software Tools — 0.7%
VMware, Inc., Class A†	3,100	218,550

Web Portals/ISP — 5.3%
Google, Inc., Class A†	1,600	1,319,312
SINA Corp.†	2,900	163,328
Yahoo!, Inc.†	12,000	296,760

		1,779,400

Wireless Equipment — 2.1%
HTC Corp.	20,000	203,985
RF Micro Devices, Inc.†	35,700	200,277
SBA Communications Corp., Class A†	3,700	292,263

		696,525

Total Long-Term Investment Securities (cost $28,368,255)		32,194,653

REPURCHASE AGREEMENT — 0.7%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 04/30/2013, to be repurchased 05/01/2013 in the amount of $222,000 and collateralized by $230,000 of United States Treasury Notes, bearing interest at 0.25%, due 11/30/2014 and having an approximate value of $230,575 (cost $222,000)	$222,000	222,000

TOTAL INVESTMENTS (cost $28,590,255) (1)	96.5%	32,416,653
Other assets less liabilities	3.5	1,180,085

NET ASSETS	100.0%	$33,596,738

†	Non-income producing security

(1)	See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2013 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Applications Software	$4,185,461	$—	$—	$4,185,461
Computers-Memory Devices	2,098,915	—	—	2,098,915
Electronic Components-Semiconductors	2,762,324	—	—	2,762,324
Electronic Design Automation	2,694,854	—	—	2,694,854
Internet Security	2,898,990	—	—	2,898,990
Semiconductor Components-Integrated Circuits	2,359,196	—	—	2,359,196
Semiconductor Equipment	3,520,078	—	—	3,520,078
Web Portals/ISP	1,779,400	—	—	1,779,400
Other Industries*	9,895,435	—	—	9,895,435
Repurchase Agreement	—	222,000	—	222,000

Total	$32,194,653	$222,000	$—	$32,416,653

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Small & Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2013 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCK — 98.3%
Apparel Manufacturers — 1.4%
Jones Group, Inc.	631,980	$8,847,720

Auto/Truck Parts & Equipment-Original — 3.7%
Dana Holding Corp.	417,530	7,202,393
Lear Corp.	128,940	7,450,153
TRW Automotive Holdings Corp.†	140,420	8,435,029

		23,087,575

Banks-Commercial — 6.1%
Associated Banc-Corp.	368,440	5,257,639
CapitalSource, Inc.	641,130	5,738,113
Popular, Inc.†	291,873	8,315,462
Susquehanna Bancshares, Inc.	452,850	5,284,760
Webster Financial Corp.	153,000	3,575,610
Zions Bancorporation	373,350	9,191,877

		37,363,461

Banks-Super Regional — 2.6%
Comerica, Inc.	208,200	7,547,250
Huntington Bancshares, Inc.	1,164,810	8,351,688

		15,898,938

Batteries/Battery Systems — 1.1%
EnerSys, Inc.†	153,390	7,031,398

Beverages-Wine/Spirits — 0.5%
Constellation Brands, Inc., Class A†	68,399	3,375,491

Building-Heavy Construction — 1.2%
Granite Construction, Inc.	118,620	3,282,215
Tutor Perini Corp.†	262,172	4,310,108

		7,592,323

Building-Mobile Home/Manufactured Housing — 0.8%
Thor Industries, Inc.	126,500	4,691,885

Building-Residential/Commercial — 4.0%
Meritage Homes Corp.†	183,190	8,937,840
NVR, Inc.†	6,630	6,828,900
PulteGroup, Inc.†	413,870	8,687,131

		24,453,871

Casino Hotels — 1.3%
MGM Resorts International†	576,770	8,143,992

Chemicals-Diversified — 2.0%
Chemtura Corp.†	307,140	6,529,796
Huntsman Corp.	295,280	5,568,981

		12,098,777

Circuit Boards — 0.6%
TTM Technologies, Inc.†	521,080	3,767,408

Commercial Services — 0.9%
Convergys Corp.	324,280	5,519,246

Computer Services — 0.9%
Insight Enterprises, Inc.†	320,777	5,812,479

Cruise Lines — 1.1%
Royal Caribbean Cruises, Ltd.	193,730	7,076,957

Distribution/Wholesale — 1.7%
Arrow Electronics, Inc.†	213,890	8,390,905
Ingram Micro, Inc., Class A†	130,360	2,321,711

		10,712,616

Electric-Integrated — 2.5%
NV Energy, Inc.	338,590	7,323,702
PNM Resources, Inc.	330,720	7,940,587

		15,264,289

Electronic Components-Misc. — 4.0%
AU Optronics Corp. ADR†	1,049,359	5,078,898
Flextronics International, Ltd.†	535,680	3,830,112
Jabil Circuit, Inc.	358,790	6,386,462
Vishay Intertechnology, Inc.†	665,560	9,344,462

		24,639,934

Electronic Components-Semiconductors — 2.5%
Amkor Technology, Inc.†	678,330	2,869,336
MEMC Electronic Materials, Inc.†	976,550	5,273,370
Micron Technology, Inc.†	761,980	7,177,851

		15,320,557

Electronic Parts Distribution — 1.1%
Avnet, Inc.†	214,710	7,031,752

Entertainment Software — 0.9%
Electronic Arts, Inc.†	313,160	5,514,748

Finance-Investment Banker/Broker — 0.7%
E*TRADE Financial Corp.†	429,830	4,422,951

Finance-Leasing Companies — 1.1%
Aircastle, Ltd.	477,300	6,663,108

Food-Meat Products — 1.3%
Tyson Foods, Inc., Class A	319,770	7,875,935

Food-Misc./Diversified — 0.8%
Dole Food Co., Inc.†	446,650	4,805,954

Gas-Distribution — 2.5%
Atmos Energy Corp.	148,870	6,605,362
UGI Corp.	208,360	8,538,593

		15,143,955

Home Decoration Products — 0.6%
Newell Rubbermaid, Inc.	136,620	3,598,571

Insurance-Life/Health — 2.3%
Torchmark Corp.	119,190	7,398,123
Unum Group	245,795	6,855,223

		14,253,346

Insurance-Property/Casualty — 1.5%
Fidelity National Financial, Inc., Class A	336,430	9,033,145

Insurance-Reinsurance — 5.2%
Aspen Insurance Holdings, Ltd.	235,990	9,012,458
Platinum Underwriters Holdings, Ltd.	146,870	8,334,872
Reinsurance Group of America, Inc.	90,570	5,665,154
Validus Holdings, Ltd.	227,630	8,788,794

		31,801,278

Machinery-Construction & Mining — 1.2%
Terex Corp†.	260,900	7,461,740

Medical-HMO — 1.4%
Health Net, Inc.†	296,330	8,712,102

Medical-Hospitals — 2.7%
LifePoint Hospitals, Inc.†	168,126	8,070,048
Universal Health Services, Inc., Class B	131,260	8,740,603

		16,810,651

Metal Processors & Fabrication — 1.3%
Timken Co.	153,640	8,076,855

Metal-Iron — 0.4%
Cliffs Natural Resources, Inc.	130,140	2,777,188

Networking Products — 0.9%
Anixter International, Inc.	77,840	5,584,242

Office Furnishings-Original — 1.0%
Steelcase, Inc., Class A	478,340	6,074,918

Office Supplies & Forms — 0.8%
Avery Dennison Corp.	123,060	5,100,837

Oil & Gas Drilling — 1.1%
Helmerich & Payne, Inc.	111,320	6,525,578

Oil Companies-Exploration & Production — 2.8%
Bill Barrett Corp.†	238,870	4,743,958
Cimarex Energy Co.	121,190	8,868,684
Stone Energy Corp.†	171,100	3,375,803

		16,988,445

Oil Refining & Marketing — 0.6%
Western Refining, Inc.	115,750	3,577,833

Oil-Field Services — 1.2%
Helix Energy Solutions Group, Inc.†	311,050	7,166,592

Publishing-Newspapers — 0.6%
Gannett Co., Inc.	168,570	3,398,371

Real Estate Investment Trusts — 6.8%
American Realty Capital Properties, Inc.	473,790	7,789,108
BioMed Realty Trust, Inc.	239,870	5,399,474
Camden Property Trust	56,570	4,092,274
LTC Properties, Inc.	125,290	5,825,985
Mid-America Apartment Communities, Inc.	53,470	3,674,993
Plum Creek Timber Co., Inc.	118,510	6,108,005
RLJ Lodging Trust	391,710	9,024,998

		41,914,837

Retail-Apparel/Shoe — 1.4%
Men’s Wearhouse, Inc.	260,920	8,740,820

Retail-Computer Equipment — 0.9%
GameStop Corp., Class A	167,180	5,834,582

Retail-Office Supplies — 1.0%
Office Depot, Inc.†	1,557,165	6,010,657

Savings & Loans/Thrifts — 1.2%
First Niagara Financial Group, Inc.	757,060	7,199,641

Semiconductor Equipment — 3.1%
Entegris, Inc.†	714,330	6,771,848
Lam Research Corp.†	169,580	7,837,988
MKS Instruments, Inc.	163,168	4,384,324

		18,994,160

Steel-Producers — 3.4%
Commercial Metals Co.	490,220	7,167,017
Reliance Steel & Aluminum Co.	101,020	6,573,371
Steel Dynamics, Inc.	481,420	7,240,557

		20,980,945

Telecom Services — 1.2%
Amdocs, Ltd.	204,700	7,307,790

Telecommunication Equipment — 0.7%
Harris Corp.	97,020	4,482,324

Theaters — 1.4%
Regal Entertainment Group, Class A	469,170	8,416,910

Transactional Software — 0.2%
VeriFone Systems, Inc.†	65,640	1,409,947

Transport-Marine — 0.5%
Teekay Corp.	90,500	3,221,800

Transport-Services — 1.1%
Bristow Group, Inc.	106,320	6,719,424

Transport-Truck — 1.2%
Con-way, Inc.	219,440	7,417,072

Wire & Cable Products — 1.3%
General Cable Corp.†	225,150	7,763,172

Total Long-Term Investment Securities (cost $509,027,497)		605,513,093

SHORT-TERM INVESTMENT SECURITIES — 1.9%
Time Deposits — 1.9%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 05/01/13 (cost $12,034,000)	$12,034,000	12,034,000

TOTAL INVESTMENTS (cost $521,061,497)(1)	100.2%	617,547,093
Liabilities in excess of other assets	(0.2)	(1,361,613)

NET ASSETS	100.0%	$616,185,480

† Non-income producing security

(1) See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2013 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Banks-Commercial	$37,363,461	$—	$—	$37,363,461
Insurance-Reinsurance	31,801,278	—	—	31,801,278
Real Estate Investment Trusts	41,914,837	—	—	41,914,837
Other Industries*	494,433,517	—	—	494,433,517
Short-Term Investment Securities:
Time Deposits	—	12,034,000	—	12,034,000

Total	$605,513,093	$12,034,000	$—	$617,547,093

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

International Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2013 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCK — 97.0%
Australia — 6.2%
Australia & New Zealand Banking Group, Ltd.	252,208	$8,325,017
Coca-Cola Amatil, Ltd.	176,204	2,765,635
Dexus Property Group	2,180,133	2,610,467
Fortescue Metals Group, Ltd.	405,160	1,470,103
Newcrest Mining, Ltd.	45,163	787,052
Origin Energy, Ltd.	180,098	2,300,238
Shopping Centres Australasia Property Group†	1,566,528	2,630,912
Westfield Retail Trust	359,774	1,230,827

		22,120,251

Bermuda — 0.7%
Hong Kong Land Holdings, Ltd.	332,000	2,410,320

Canada — 3.8%
BCE, Inc.	88,412	4,141,310
Canadian Natural Resources, Ltd.	139,700	4,097,608
Intact Financial Corp.	41,700	2,541,446
Suncor Energy, Inc.	88,400	2,756,111

		13,536,475

Cayman Islands — 0.3%
China Shanshui Cement Group, Ltd.	2,230,000	1,261,535

Denmark — 0.6%
TDC A/S	247,427	2,007,004

Finland — 0.3%
Metso Oyj	27,829	1,143,095

France — 8.6%
Arkema SA	27,501	2,576,510
AXA SA	190,058	3,557,972
Safran SA	31,495	1,546,691
Sanofi	122,299	13,403,557
SCOR SE	89,620	2,719,888
Valeo SA	54,767	3,180,731
Vinci SA	81,324	3,915,564

		30,900,913

Germany — 12.4%
Allianz SE	69,199	10,211,302
BASF SE	95,318	8,902,523
Bayer AG	71,273	7,435,828
Daimler AG	42,030	2,325,590
Deutsche Bank AG	50,577	2,325,264
Deutsche Lufthansa AG†	71,180	1,422,981
Deutsche Post AG	197,196	4,679,747
Kabel Deutschland Holding AG	18,754	1,782,461
Siemens AG	48,974	5,114,559

		44,200,255

Hong Kong — 0.8%
AIA Group, Ltd.	288,800	1,282,084
SJM Holdings, Ltd.	632,000	1,601,144

		2,883,228

Ireland — 0.8%
Kerry Group PLC, Class A (ISE)	39,263	2,322,180
Kerry Group PLC, Class A (LSE)	9,593	567,434

		2,889,614

Israel — 0.7%
Teva Pharmaceutical Industries, Ltd. ADR	64,900	2,485,021

Italy — 3.1%
Eni SpA	292,562	6,996,860
Telecom Italia SpA	1,981,046	1,676,244
UniCredit SpA†	468,453	2,443,040

		11,116,144

Japan — 23.0%
Ajinomoto Co., Inc.	102,000	1,398,923
Astellas Pharma, Inc.	82,200	4,780,982
Bank of Yokohama, Ltd.	232,000	1,408,873
Credit Saison Co., Ltd.	98,500	2,876,643
Electric Power Development Co., Ltd.	140,300	4,003,843
ITOCHU Corp.	151,900	1,877,617
Japan Airlines Co., Ltd.	46,100	2,336,093
Japan Tobacco, Inc.	151,700	5,734,364
JFE Holdings, Inc.	66,500	1,437,985
Lawson, Inc.	25,300	1,993,168
Mitsubishi Electric Corp.	319,000	3,036,693
Mitsubishi Estate Co., Ltd.	139,000	4,512,848
Mitsui & Co., Ltd.	415,800	5,706,933
MS&AD Insurance Group Holdings	47,000	1,257,865
Nintendo Co., Ltd.	20,700	2,293,276
Nippon Telegraph & Telephone Corp.	36,000	1,781,813
Nissan Motor Co., Ltd.	610,200	6,359,575
Nitto Denko Corp.	56,300	3,696,159
NTT DOCOMO, Inc.	669	1,104,878
ORIX Corp.	487,900	7,487,289
Sumitomo Mitsui Financial Group, Inc.	175,800	8,304,447
Tokio Marine Holdings, Inc.	47,200	1,496,107
Tokyo Gas Co., Ltd.	551,000	3,142,596
Toyota Motor Corp.	70,700	4,090,352

		82,119,322

Jersey — 1.3%
WPP PLC	279,550	4,620,302

Mauritius — 0.2%
Golden Agri-Resources, Ltd.	2,139,000	920,411

Netherlands — 2.5%
ING Groep NV CVA†	714,418	5,863,397
NXP Semiconductor NV†	32,500	895,375
Ziggo NV	64,869	2,324,957

		9,083,729

Portugal — 0.8%
EDP - Energias de Portugal SA	795,442	2,734,126

Russia — 1.0%
Sberbank of Russia ADR†	278,023	3,575,376

South Korea — 2.5%
Daelim Industrial Co., Ltd.	7,766	542,978
LS Corp.	10,037	738,216
Samsung Card Co.	46,820	1,796,191
Samsung Electronics Co., Ltd.	2,522	3,480,832
SK Hynix, Inc.†	87,940	2,387,547

		8,945,764

Spain — 1.5%
Amadeus IT Holding SA, Class A	106,946	3,156,986
Banco Bilbao Vizcaya Argentaria SA	218,034	2,116,222

		5,273,208

Switzerland — 3.1%
ACE, Ltd.	67,406	6,008,571
Roche Holding AG	7,131	1,782,366
UBS AG	191,291	3,415,176

		11,206,113

Taiwan — 0.7%
Asustek Computer, Inc.	208,000	2,420,981

United Kingdom — 21.2%
Admiral Group PLC	41,388	823,555
AstraZeneca PLC	61,656	3,201,224
Barclays PLC	1,304,232	5,795,169
British Land Co. PLC	486,021	4,488,241
Centrica PLC	875,765	5,046,970
GlaxoSmithKline PLC	133,663	3,447,620
HSBC Holdings PLC	894,055	9,770,068
Imperial Tobacco Group PLC	23,497	839,478
Jazztel PLC†	274,226	2,062,121
Lloyds Banking Group PLC†	1,804,719	1,523,066
Prudential PLC	326,033	5,596,198
Royal Dutch Shell PLC, Class A	478,041	16,264,588
TUI Travel PLC	676,466	3,302,628
Vodafone Group PLC	3,293,366	10,037,100
WM Morrison Supermarkets PLC	238,431	1,081,841
Xstrata PLC	170,392	2,550,176

		75,830,043

United States — 0.9%
Philip Morris International, Inc.	32,600	3,116,234

Total Common Stock (cost $292,518,204)		346,799,464

PREFERRED STOCK — 0.3%
Brazil — 0.3%
Cia Energetica de Minas Gerais ADR (cost $1,018,224)	87,600	1,123,908

Total Long-Term Investment Securities (cost $293,536,428)		347,923,372

SHORT-TERM INVESTMENT SECURITIES — 2.2%
Commercial Paper — 2.2%
Deutsche Bank AG 0.13% due 05/01/2013 (cost $7,857,000)	$7,857,000	7,857,000

TOTAL INVESTMENTS — (cost $301,393,428) (1)	99.5%	355,780,372
Other assets less liabilities	0.5	1,828,372

NET ASSETS —	100.0%	$357,608,744

†	Non-income producing security

(1)	See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

CVA — Certification Van Aandelen (Dutch Cert.)

ISE — Irish Stock Exchange

LSE — London Stock Exchange

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America N.A.	USD	1,141,217	SEK	7,394,400	06/19/2013	$—	$(1,481)

Barclays Bank PLC	CAD	2,980,400	USD	2,922,706	07/17/2013	—	(30,437)
	CHF	1,812,900	USD	1,941,368	06/19/2013	—	(9,308)
	EUR	992,300	USD	1,290,526	06/19/2013	—	(16,685)
	GBP	634,800	USD	952,740	06/19/2013	—	(33,026)
	JPY	939,060,700	USD	9,637,188	05/15/2013	3,731	—
	USD	4,928,773	HKD	38,216,500	05/15/2013	—	(3,742)
	USD	2,082,700	JPY	195,374,100	05/15/2013	—	(78,433)
	USD	2,815,807	SGD	3,483,900	05/15/2013	12,732	—
	USD	7,166,886	CHF	6,761,900	06/19/2013	108,903	—
	USD	2,828,850	SEK	18,306,000	06/19/2013	—	(7,255)
	USD	690,104	AUD	668,200	07/17/2013	—	(1,249)
	USD	550,281	CAD	561,000	07/17/2013	5,588	—

						130,954	(180,135)

Citibank N.A.	CAD	1,519,600	USD	1,490,125	07/17/2013	—	(15,577)
	DKK	1,444,700	USD	252,401	06/19/2013	—	(2,929)
	EUR	2,040,500	USD	2,615,309	06/19/2013	—	(72,753)
	USD	2,846,767	JPY	277,886,900	05/15/2013	3,967	—
	USD	2,347,875	SGD	2,906,500	05/15/2013	11,879	—
	USD	1,020,581	EUR	784,800	06/19/2013	13,278	—
	USD	1,349,357	AUD	1,306,000	07/17/2013	—	(2,987)

						29,124	(94,246)

Credit Suisse International	CAD	1,704,000	USD	1,671,080	07/17/2013	—	(17,336)
	EUR	1,599,900	USD	2,080,638	06/19/2013	—	(26,997)
	GBP	412,500	USD	619,080	06/19/2013	—	(21,481)
	JPY	180,564,500	USD	1,953,675	05/15/2013	101,334	—
	USD	1,166,295	JPY	112,255,900	05/15/2013	—	(14,706)
	USD	617,955	CHF	583,000	06/19/2013	9,352	—
	USD	382,908	GBP	252,300	06/19/2013	8,883	—
	USD	2,308,729	NOK	13,379,200	06/19/2013	7,312	—
	USD	3,156,011	SEK	20,429,300	06/19/2013	—	(7,141)
	USD	2,911,623	AUD	2,819,100	07/17/2013	—	(5,382)
	USD	576,008	NZD	692,500	07/17/2013	14,493	—

						141,374	(93,043)

Deutsche Bank AG London	CAD	799,500	USD	784,070	07/17/2013	—	(8,119)
	GBP	129,400	USD	194,191	06/19/2013	—	(6,752)
	USD	5,619,502	EUR	4,320,600	06/19/2013	72,260	—
	USD	196,387	GBP	129,400	06/19/2013	4,556	—
	USD	1,544,629	SEK	10,000,700	06/19/2013	—	(3,171)

						76,816	(18,042)

HSBC Bank	CAD	450,300	USD	441,600	07/17/2013	—	(4,581)
	EUR	2,494,000	USD	3,242,275	06/19/2013	—	(43,207)
	USD	765,204	JPY	70,727,800	05/15/2013	—	(39,635)
	USD	889,500	EUR	681,400	06/19/2013	8,146	—
	USD	2,424,148	GBP	1,615,700	06/19/2013	84,834	—
	USD	940,705	NOK	5,452,700	06/19/2013	3,199	—

						96,179	(87,423)

JPMorgan Chase Bank	CAD	906,400	USD	888,828	07/17/2013	—	(9,283)
	GBP	1,988,900	USD	3,035,575	06/19/2013	—	(52,940)
	JPY	262,548,000	USD	2,829,878	05/15/2013	136,501	—
	USD	5,554,095	CHF	5,244,900	06/19/2013	89,405	—
	USD	2,777,444	EUR	2,135,600	06/19/2013	35,898	—
	USD	5,888,767	GBP	3,923,700	06/19/2013	204,253	—
	USD	1,755,176	NOK	10,171,800	06/19/2013	5,640	—
	USD	617,059	SEK	3,994,800	06/19/2013	—	(1,320)

						471,697	(63,543)

Royal Bank of Scotland PLC	USD	3,403,166	AUD	3,294,800	07/17/2013	—	(6,521)

State Street Bank and Trust Co.	CAD	2,350,800	USD	2,304,932	07/17/2013	—	(24,369)
	EUR	3,897,400	USD	5,067,205	06/19/2013	—	(67,053)
	ILS	3,078,700	USD	842,971	07/17/2013	—	(13,686)
	NOK	2,192,800	USD	378,483	06/19/2013	—	(1,108)
	USD	761,610	SEK	4,931,500	06/19/2013	—	(1,493)
	USD	1,394,417	AUD	1,354,000	07/17/2013	1,436	—
	USD	187,111	CAD	190,800	07/17/2013	1,944	—

						3,380	(107,709)

UBS AG	CAD	1,453,700	USD	1,429,049	07/17/2013	—	(11,356)
	GBP	657,300	USD	992,819	06/19/2013	—	(27,886)
	USD	2,186,832	CHF	2,063,600	06/19/2013	33,597	—
	USD	2,928,471	EUR	2,247,700	06/19/2013	32,546	—
	USD	992,687	GBP	657,300	06/19/2013	28,018	—

						94,161	(39,242)

Westpac Banking Corp.	CAD	1,760,700	USD	1,726,837	07/17/2013	—	(17,761)
	GBP	4,036,300	USD	6,057,074	06/19/2013	—	(210,801)
	JPY	118,358,300	USD	1,267,396	05/15/2013	53,204	—
	USD	5,672,898	JPY	524,099,200	05/15/2013	—	(296,369)
	USD	2,339,855	AUD	2,265,600	07/17/2013	—	(4,222)

						53,204	(529,153)

Net Unrealized Appreciation (Depreciation)						$1,096,889	$(1,220,538)

AUD — Australian Dollar	ILS — Israeli Shekel
CAD — Canadian Dollar	JPY — Japanese Yen
CHF — Swiss Franc	NOK — Norwegian Krone
DKK — Danish Krone	NZD — New Zealand
EUR — Euro	SEK — Swedish Krona
GBP — British Pound Sterling	SGD — Singapore Dollar
HKD— Hong Kong Dollar	USD — United States Dollar

Industry Allocation*
Medical-Drugs	9.5%
Oil Companies-Integrated	7.3
Diversified Banking Institutions	6.9
Banks-Commercial	6.6
Insurance-Multi-line	5.6
Chemicals-Diversified	4.2
Auto-Cars/Light Trucks	3.6
Insurance-Life/Health	3.6
Cellular Telecom	3.1
Real Estate Investment Trusts	3.1
Tobacco	2.7
Telecom Services	2.4
Gas-Distribution	2.3
Commercial Paper	2.2
Import/Export	2.1
Finance-Leasing Companies	2.1
Electric-Integrated	1.8
Insurance-Property/Casualty	1.7
Electronic Components-Semiconductors	1.7
Telephone-Integrated	1.6
Diversified Manufacturing Operations	1.4
Transport-Services	1.3
Finance-Credit Card	1.3
Advertising Services	1.3
Real Estate Management/Services	1.3
Building-Heavy Construction	1.2
Food-Misc./Diversified	1.2
Oil Companies-Exploration & Production	1.1
Electric-Generation	1.1
Airlines	1.1
Travel Services	0.9
Auto/Truck Parts & Equipment-Original	0.9
Transactional Software	0.9
Electric Products-Misc.	0.9
Beverages-Non-alcoholic	0.8
Insurance-Reinsurance	0.8
Diversified Minerals	0.7
Medical-Generic Drugs	0.7
Computers	0.7
Real Estate Operations & Development	0.7
Toys	0.6
Retail-Convenience Store	0.6
Cable/Satellite TV	0.5
Casino Hotels	0.4
Electronics-Military	0.4
Metal-Iron	0.4
Steel-Producers	0.4
Building Products-Cement	0.3
Machinery-General Industrial	0.3
Food-Retail	0.3
Semiconductor Components-Integrated Circuits	0.3
Agricultural Operations	0.2
Gold Mining	0.2
Diversified Operations	0.2

99.5%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2013 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Australia	$22,120,251	$—	$—	$22,120,251
France	30,900,913	—	—	30,900,913
Germany	44,200,255	—	—	44,200,255
Japan	82,119,322	—	—	82,119,322
United Kingdom	75,830,043	—	—	75,830,043
Other Countries*	91,628,680	—	—	91,628,680
Preferred Stock	1,123,908	—	—	1,123,908
Short-Term Investment Securities:
Commercial Paper	—	7,857,000	—	7,857,000
Other Financial Instruments:@
Open Forward Foreign Currency Contracts-Appreciation	—	1,096,889	—	1,096,889

Total	$347,923,372	$8,953,889	$—	$356,877,261

LIABILITIES:
Other Financial Instruments:@
Open Forward Foreign Currency Contracts-Depreciation	$—	$1,220,538	$—	$1,220,538

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country classification, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Global Equities Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2013 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 94.9%
Australia — 1.1%
Australia & New Zealand Banking Group, Ltd.	20,386	$672,912
BHP Billiton, Ltd.	41,197	1,396,582
Flight Centre, Ltd.	15,879	628,346

		2,697,840

Belgium — 0.8%
Anheuser-Busch InBev NV ADR	6,636	631,413
Delhaize Group SA	12,389	776,791
Solvay SA	3,035	444,860

		1,853,064

Bermuda — 0.8%
Marvell Technology Group, Ltd.	58,479	629,234
PartnerRe, Ltd.	6,115	576,889
Signet Jewelers, Ltd.	9,625	661,526

		1,867,649

Brazil — 0.2%
Cielo SA	20,880	553,947

Canada — 2.2%
Alimentation Couche-Tard, Inc., Class B	10,646	646,823
Canadian National Railway Co.	5,910	578,593
First Quantum Minerals, Ltd.	17,976	313,859
Intact Financial Corp.	7,628	464,896
InterOil Corp.†	10,578	836,931
Suncor Energy, Inc.	34,248	1,067,775
TELUS Corp.	17,388	625,654
Toronto-Dominion Bank	7,717	632,634

		5,167,165

Cayman Islands — 0.5%
Coastal Energy Co.†	25,424	487,307
Sands China, Ltd.	138,000	723,775

		1,211,082

China — 1.3%
Anhui Conch Cement Co., Ltd.	138,000	499,707
China Construction Bank Corp.	1,082,000	906,297
China Minsheng Banking Corp., Ltd.	528,000	676,997
Industrial & Commercial Bank of China, Ltd.	1,346,000	947,038

		3,030,039

Finland — 0.2%
Metso Oyj	11,886	488,226

France — 3.7%
AXA SA	66,468	1,244,311
BNP Paribas SA	22,827	1,271,924
Lafarge SA	10,450	675,101
Pernod-Ricard SA	4,676	578,858
PPR	3,113	684,849
Renault SA	8,586	591,600
Sanofi	16,712	1,831,579
Schneider Electric SA	11,365	866,598
Total SA	20,825	1,049,574

		8,794,394

Germany — 3.1%
Allianz SE	8,053	1,188,335
BASF SE	6,501	607,181
Bayer AG	14,009	1,461,543
Bayerische Motoren Werke AG	7,735	713,572
Bilfinger Berger SE	5,619	563,136
Continental AG	3,510	416,764
Deutsche Bank AG	21,893	1,006,525
Freenet AG	23,542	586,279
Fresenius SE & Co. KGaA	3,590	450,186
Linde AG	2,095	396,194

		7,389,715

Hong Kong — 1.0%
Cheung Kong Holdings, Ltd.	38,000	572,927
China Overseas Land & Investment, Ltd.	196,000	599,860
Hang Lung Properties, Ltd.	157,000	608,970
Wharf Holdings, Ltd.	78,000	697,061

		2,478,818

India — 1.1%
Axis Bank, Ltd.	23,621	653,036
HDFC Bank, Ltd. ADR	13,911	590,383
ICICI Bank, Ltd. ADR	13,170	616,619
Yes Bank, Ltd.	73,619	684,605

		2,544,643

Indonesia — 0.3%
Bank Rakyat Indonesia Persero Tbk PT	663,500	641,491

Ireland — 2.0%
Accenture PLC, Class A	7,166	583,599
Covidien PLC	9,835	627,866
Eaton Corp. PLC	13,563	832,904
Glanbia PLC	41,410	553,529
Ingersoll-Rand PLC	14,160	761,808
Ryanair Holdings PLC ADR	14,002	606,847
XL Group PLC	22,820	710,615

		4,677,168

Italy — 0.2%
Azimut Holding SpA	27,769	516,374

Japan — 8.6%
Anritsu Corp.	52,400	782,090
Astellas Pharma, Inc.	12,300	715,402
Bridgestone Corp.	22,600	851,977
Daicel Corp.	71,000	571,729
Daikin Industries, Ltd.	13,900	557,511
East Japan Railway Co.	10,300	868,503
Fukuoka Financial Group, Inc.	114,000	582,367
Hitachi, Ltd.	136,000	867,744
Isuzu Motors, Ltd.	111,000	738,975
ITOCHU Corp.	45,500	562,420
Japan Tobacco, Inc.	25,900	979,038
KDDI Corp.	17,600	844,930
Komatsu, Ltd.	36,300	990,118
Makita Corp.	15,000	912,448
Marubeni Corp.	87,000	622,034
Mitsubishi Corp.	26,100	467,998
Mitsubishi UFJ Financial Group, Inc.	149,000	1,013,356
Mitsui Fudosan Co., Ltd.	23,000	780,941

Nissan Motor Co., Ltd.	51,400	535,697
ORIX Corp.	70,000	1,074,217
Sekisui House, Ltd.	31,000	464,595
Sony Corp.	41,100	680,046
Sumitomo Mitsui Financial Group, Inc.	19,900	940,037
Sumitomo Mitsui Trust Holdings, Inc.	115,000	576,858
Toyoda Gosei Co., Ltd.	28,700	743,665
Toyota Motor Corp.	19,200	1,110,817
West Japan Railway Co.	12,000	579,781

		20,415,294

Jersey — 0.6%
Glencore Xstrata PLC	181,635	894,251
WPP PLC	35,885	593,095

		1,487,346

Netherlands — 1.3%
Aegon NV	118,124	779,528
ASML Holding NV	10,096	750,555
Koninklijke Philips NV	14,262	393,866
LyondellBasell Industries NV, Class A	7,294	442,746
Unilever NV CVA	16,939	720,989

		3,087,684

Norway — 0.2%
Telenor ASA	20,988	471,698

Panama — 0.3%
Copa Holdings SA, Class A	5,072	636,942

Russia — 0.2%
Sberbank of Russia ADR†	43,025	553,302

Singapore — 0.2%
Avago Technologies, Ltd.	18,992	606,984

South Korea — 0.6%
Hyundai Motor Co.	3,907	707,751
Samsung Electronics Co., Ltd.	537	741,161

		1,448,912

Spain — 0.9%
Amadeus IT Holding SA, Class A	22,497	664,099
Banco Bilbao Vizcaya Argentaria SA	78,851	765,322
Ferrovial SA	37,618	622,483

		2,051,904

Sweden — 0.6%
NCC AB, Class B	19,938	472,220
Svenska Cellulosa AB, Class B	14,499	376,510
Telefonaktiebolaget LM Ericsson, Class B	50,235	627,061

		1,475,791

Switzerland — 5.8%
ABB, Ltd.	38,363	868,511
ACE, Ltd.	9,681	862,964
Actelion, Ltd.	10,643	650,736
Cie Financiere Richemont SA, Class A	13,030	1,052,434
Credit Suisse Group AG	47,564	1,318,778
GAM Holding AG	36,829	649,597
Holcim, Ltd.	8,538	665,281
Lonza Group AG	6,858	477,582
Nestle SA	19,877	1,419,480
Novartis AG	25,975	1,928,989
OC Oerlikon Corp. AG	51,867	599,667
Roche Holding AG	7,627	1,906,340
UBS AG	56,850	1,014,960
Zurich Insurance Group AG	1,562	436,110

		13,851,429

Taiwan — 0.3%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	36,591	698,156

United Kingdom — 11.2%
Aberdeen Asset Management PLC	85,899	598,706
Aggreko PLC	25,287	699,962
ARM Holdings PLC	34,100	527,574
Associated British Foods PLC	25,074	753,657
AstraZeneca PLC	14,450	750,254
Barclays PLC	277,209	1,231,739
BG Group PLC	53,518	901,568
British American Tobacco PLC	27,587	1,528,112
BT Group PLC	140,809	604,120
Burberry Group PLC	24,015	498,377
Centrica PLC	93,085	536,442
Diageo PLC	20,931	638,559
Ensco PLC, Class A	12,172	702,081
Home Retail Group PLC	166,096	401,972
HSBC Holdings PLC	68,487	748,413
Inchcape PLC	66,422	516,915
InterContinental Hotels Group PLC	15,119	445,747
ITV PLC	270,292	528,601
Legal & General Group PLC	239,423	630,384
Meggitt PLC	82,771	602,490
Persimmon PLC	37,538	629,744
Persimmon PLC (Redemption Shares)	37,538	43,733
Prudential PLC	58,844	1,010,029
Rio Tinto PLC	28,323	1,284,229
Royal Dutch Shell PLC, Class A	71,456	2,431,177
SABMiller PLC	10,615	571,914
Spectris PLC	14,320	469,348
Standard Chartered PLC	52,193	1,310,966
Taylor Wimpey PLC	485,653	701,582
Tesco PLC	121,352	690,200
Unilever PLC	17,559	759,889
Vodafone Group PLC	783,045	2,386,465
Xstrata PLC†	30,758	460,340

		26,595,289

United States — 45.6%
Abbott Laboratories	17,561	648,352
Allergan, Inc.	6,691	759,763
Allstate Corp.	16,327	804,268
Altria Group, Inc.	20,102	733,924
Amazon.com, Inc.†	2,377	603,306
American Electric Power Co., Inc.	12,453	640,458
American Express Co.	15,218	1,041,063
American Tower Corp.	7,327	615,395

Ameriprise Financial, Inc.	9,350	696,855
Amgen, Inc.	7,271	757,711
Anadarko Petroleum Corp.	13,454	1,140,361
Apple, Inc.	5,526	2,446,636
ARRIS Group, Inc.†	30,413	502,119
Arrow Electronics, Inc.†	9,909	388,730
Avery Dennison Corp.	11,571	479,618
B/E Aerospace, Inc.†	15,057	944,676
Bank of America Corp.	115,627	1,423,368
Becton, Dickinson and Co.	6,262	590,507
Best Buy Co., Inc.	32,411	842,362
Biogen Idec, Inc.†	4,530	991,753
BlackRock, Inc.	1,917	510,880
Broadcom Corp., Class A	21,603	777,708
Cameron International Corp.†	12,938	796,334
Capital One Financial Corp.	16,444	950,134
CareFusion Corp.†	14,385	481,034
CBS Corp., Class B	13,382	612,628
Chevron Corp.	24,080	2,938,001
Cigna Corp.	10,538	697,299
Cisco Systems, Inc.	43,888	918,137
Citigroup, Inc.	51,111	2,384,839
Coach, Inc.	12,561	739,340
Comcast Corp., Class A	26,302	1,086,273
Computer Sciences Corp.	9,170	429,615
ConAgra Foods, Inc.	17,957	635,139
Concho Resources, Inc.†	7,508	646,664
CSX Corp.	23,740	583,767
Cummins, Inc.	5,819	619,083
CVS Caremark Corp.	17,226	1,002,209
D.R. Horton, Inc.	15,898	414,620
Deluxe Corp.	10,945	417,442
Discover Financial Services	16,425	718,429
Discovery Communications, Inc., Class A†	5,439	428,702
Dow Chemical Co.	24,411	827,777
Eastman Chemical Co.	8,112	540,665
eBay, Inc.†	9,952	521,385
Eli Lilly & Co.	14,099	780,803
EMC Corp.†	17,940	402,394
Energizer Holdings, Inc.	7,678	741,618
EOG Resources, Inc.	4,734	573,571
Evercore Partners, Inc., Class A	12,633	476,896
Fidelity National Financial, Inc., Class A	22,034	591,613
Fifth Third Bancorp	34,563	588,608
Flowserve Corp.	3,671	580,459
Fluor Corp.	13,943	794,472
Foot Locker, Inc.	18,551	646,873
Freeport-McMoRan Copper & Gold, Inc.	19,770	601,601
Gannett Co., Inc.	19,243	387,939
General Electric Co.	25,666	572,095
General Motors Co.†	22,534	694,949
Gilead Sciences, Inc.†	13,764	697,009
Goldman Sachs Group, Inc.	3,764	549,807
Google, Inc., Class A†	3,608	2,975,049
Halliburton Co.	22,430	959,331
Hartford Financial Services Group, Inc.	27,227	764,806
Helmerich & Payne, Inc.	6,792	398,147
Hess Corp.	12,439	897,847
Hewlett-Packard Co.	57,117	1,176,610
Honeywell International, Inc.	8,409	618,398
Humana, Inc.	7,664	567,979
Ingredion, Inc.	6,454	464,753
International Business Machines Corp.	3,224	652,989
Johnson & Johnson	32,691	2,786,254
KLA-Tencor Corp.	8,758	475,121
Kraft Foods Group, Inc.	17,553	903,804
Kroger Co.	13,355	459,145
Lam Research Corp.†	18,336	847,490
Lennar Corp., Class A	10,533	434,170
Lincoln National Corp.	17,153	583,374
LinkedIn Corp., Class A†	3,678	706,507
Lowe’s Cos., Inc.	14,174	544,565
Macy’s, Inc.	20,615	919,429
Marathon Oil Corp.	23,901	780,846
Marathon Petroleum Corp.	10,474	820,743
Masco Corp.	23,515	457,132
McKesson Corp.	5,668	599,788
Merck & Co., Inc.	45,395	2,133,565
MetLife, Inc.	26,441	1,030,935
Microsoft Corp.	85,046	2,815,023
Mohawk Industries, Inc.†	6,511	721,940
Mosaic Co.	9,439	581,348
Mylan, Inc.†	27,983	814,585
NextEra Energy, Inc.	7,270	596,358
Noble Energy, Inc.	7,044	798,015
Norfolk Southern Corp.	13,826	1,070,409
Occidental Petroleum Corp.	11,632	1,038,272
PepsiCo, Inc.	14,939	1,232,019
Pfizer, Inc.	100,146	2,911,244
Pier 1 Imports, Inc.	26,813	622,330
priceline.com, Inc.†	699	486,497
Procter & Gamble Co.	24,734	1,898,829
QUALCOMM, Inc.	6,999	431,278
Quanta Services, Inc.†	22,516	618,740
Ryder System, Inc.	10,381	602,825
SanDisk Corp.†	9,122	478,358
SEI Investments Co.	16,369	469,136
Snap-on, Inc.	7,308	629,950
Starwood Hotels & Resorts Worldwide, Inc.	12,470	804,564
Symantec Corp.†	25,782	626,503
Target Corp.	8,090	570,830
Thermo Fisher Scientific, Inc.	7,680	619,622
Time Warner, Inc.	15,504	926,829
Travelers Cos., Inc.	9,638	823,182
UGI Corp.	19,744	809,109
Union Pacific Corp.	4,002	592,136
United Technologies Corp.	11,848	1,081,604
UnitedHealth Group, Inc.	15,115	905,842
Universal Health Services, Inc., Class B	7,075	471,124
Unum Group	18,942	528,292
Valero Energy Corp.	21,443	864,582
Verizon Communications, Inc.	19,710	1,062,566

Virgin Media, Inc.	16,301	795,163
Wal-Mart Stores, Inc.	14,011	1,088,935
Walgreen Co.	17,035	843,403
Walt Disney Co.	11,530	724,545
Wells Fargo & Co.	61,512	2,336,226
Whirlpool Corp.	4,588	524,317
Xerox Corp.	55,152	473,204
Yahoo!, Inc.†	27,828	688,186

		108,346,733

Total Common Stock (cost $194,177,446)		225,639,079

PREFERRED STOCK — 0.9%
Brazil — 0.2%
Cia Energetica de Minas Gerais ADR	39,736	509,813

Germany — 0.7%
Henkel AG & Co. KGaA	7,044	664,204
Volkswagen AG	4,392	890,165

		1,554,369

Total Preferred Stock (cost $1,754,599)		2,064,182

Total Long-Term Investment Securities (cost $195,932,045)		227,703,261

REPURCHASE AGREEMENT — 4.8%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01% dated 04/30/2013 to be repurchased 05/01/2013 in the amount of $11,467,003 and collateralized by $11,785,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $11,696,377 (cost $11,467,000)	$11,467,000	11,467,000

TOTAL INVESTMENTS — (cost $207,399,045)(1)	100.6%	239,170,261
Liabilities in excess of other assets	(0.6)	(1,509,327)

NET ASSETS —	100.0%	$237,660,934

†	Non-income producing security

(1)	See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

CVA — Certification Van Aandelen (Dutch Cert.)

Industry Allocation*

Medical-Drugs	8.1%
Banks-Commercial	5.1
Diversified Banking Institutions	4.8
Repurchase Agreements	4.8
Oil Companies-Integrated	3.7
Insurance-Multi-line	3.2
Oil Companies-Exploration & Production	2.7
Auto-Cars/Light Trucks	2.6
Food-Misc./Diversified	2.4
Transport-Rail	1.7
Banks-Super Regional	1.6
Web Portals/ISP	1.6
Computers	1.5
Tobacco	1.3
Telephone-Integrated	1.3
Investment Management/Advisor Services	1.3
Applications Software	1.2
Building-Residential/Commercial	1.2
Insurance-Life/Health	1.1
Electronic Components-Semiconductors	1.0
Real Estate Operations & Development	1.0
Medical-Biomedical/Gene	1.0
Cellular Telecom	1.0
Chemicals-Diversified	1.0
Metal-Diversified	0.9
Medical-HMO	0.9
Diversified Manufacturing Operations	0.9
Medical Products	0.9
Semiconductor Equipment	0.9
Aerospace/Defense-Equipment	0.9
Food-Retail	0.8
Cosmetics & Toiletries	0.8
Telecom Services	0.8
Diversified Minerals	0.8
Retail-Drug Store	0.8
Building Products-Cement	0.8
Semiconductor Components-Integrated Circuits	0.8
Electric-Integrated	0.8
Insurance-Property/Casualty	0.7
Finance-Credit Card	0.7
Retail-Jewelry	0.7
Oil Refining & Marketing	0.7
Computer Services	0.7
Engineering/R&D Services	0.7
Retail-Discount	0.7
Import/Export	0.7
Multimedia	0.7
Electronic Components-Misc.	0.7
Tools-Hand Held	0.7
Chemicals-Specialty	0.6
Commercial Services	0.6
Rubber-Tires	0.6
Airlines	0.6
Gas-Distribution	0.5
Hotels/Motels	0.5
Apparel Manufacturers	0.5
Beverages-Non-alcoholic	0.5
Beverages-Wine/Spirits	0.5
Brewery	0.5
Building & Construction-Misc.	0.5
Television	0.5
E-Commerce/Products	0.5
Oil & Gas Drilling	0.5
Retail-Major Department Stores	0.5
Cable/Satellite TV	0.5
Finance-Leasing Companies	0.5
Machinery-General Industrial	0.4
Commercial Services-Finance	0.4
Machinery-Construction & Mining	0.4
Oil-Field Services	0.4
Retail-Regional Department Stores	0.4
Networking Products	0.4
Metal-Copper	0.4
Distribution/Wholesale	0.4
Computers-Memory Devices	0.4
Electric Products-Misc.	0.4
Power Converter/Supply Equipment	0.4
Retail-Consumer Electronics	0.4
Medical-Generic Drugs	0.3
Oil Field Machinery & Equipment	0.3
Auto/Truck Parts & Equipment-Original	0.3
Batteries/Battery Systems	0.3
Casino Hotels	0.3
Textile-Home Furnishings	0.3
Internet Content-Information/News	0.3
Diversified Operations	0.3
Audio/Video Products	0.3
Soap & Cleaning Preparation	0.3
Transactional Software	0.3
Retail-Apparel/Shoe	0.3
Retail-Convenience Store	0.3
Wireless Equipment	0.3
Internet Security	0.3
Retail-Home Furnishings	0.3
Instruments-Scientific	0.3
Engines-Internal Combustion	0.3
Instruments-Controls	0.3
Real Estate Investment Trusts	0.3
Transport-Services	0.3
Aerospace/Defense	0.3
Medical-Wholesale Drug Distribution	0.3
Travel Services	0.2
Advertising Services	0.2
Agricultural Chemicals	0.2
Machinery-Pumps	0.2
Insurance-Reinsurance	0.2
Building Products-Air & Heating	0.2
Food-Dairy Products	0.2
Retail-Building Products	0.2
Appliances	0.2
Telecommunication Equipment	0.2
E-Commerce/Services	0.2
Office Supplies & Forms	0.2
Finance-Investment Banker/Broker	0.2
Office Automation & Equipment	0.2
Building-Heavy Construction	0.2
Medical-Hospitals	0.2
Building Products-Wood	0.2
Broadcast Services/Program	0.2
Printing-Commercial	0.2
Industrial Gases	0.2
Publishing-Newspapers	0.2
Paper & Related Products	0.1

100.6%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2013 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Japan	$20,415,294	$—	$—	$20,415,294
Switzerland	13,851,429	—	—	13,851,429
United Kingdom	26,551,556	43,733	—	26,595,289
United States	108,346,733	—	—	108,346,733
Other Countries*	56,430,334	—	—	56,430,334
Preferred Stock	2,064,182	—	—	2,064,182
Repurchase Agreement	—	11,467,000	—	11,467,000

Total	$227,659,528	$11,510,733	$—	$239,170,261

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

International Diversified Equities Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2013 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCK — 80.6%
Australia — 4.4%
AGL Energy, Ltd.	6,865	$112,946
ALS, Ltd.	4,093	41,541
Amcor, Ltd.	14,462	148,278
AMP, Ltd.	37,938	212,384
APA Group	9,301	62,772
Asciano, Ltd.	11,518	64,480
Aurizon Holdings, Ltd.	20,040	86,218
Australia & New Zealand Banking Group, Ltd.	32,420	1,070,137
BHP Billiton, Ltd.	38,950	1,320,409
Boral, Ltd.	182	943
Brambles, Ltd.	18,664	168,723
Coca-Cola Amatil, Ltd.	7,280	114,264
Cochlear, Ltd.	671	45,897
Commonwealth Bank of Australia	18,193	1,385,317
Crown, Ltd.	4,806	64,273
CSL, Ltd.	6,046	394,626
Echo Entertainment Group, Ltd.	8,637	32,413
Fortescue Metals Group, Ltd.	14,279	51,811
Goodman Group	22,317	120,539
Harvey Norman Holdings, Ltd.	6,938	21,578
Iluka Resources, Ltd.	5,258	48,786
Incitec Pivot, Ltd.	18,485	55,382
Insurance Australia Group, Ltd.	26,493	159,848
Leighton Holdings, Ltd.	1,765	36,577
Lend Lease Group	1,207	13,489
Macquarie Group, Ltd.	3,661	148,740
National Australia Bank, Ltd.	24,558	865,616
Orica, Ltd.	4,219	99,942
Origin Energy, Ltd.	13,113	167,481
QBE Insurance Group, Ltd.	11,878	164,637
Rio Tinto, Ltd.	5,169	299,016
Santos, Ltd.	11,453	146,636
Shopping Centres Australasia Property Group†	2,807	4,714
Sonic Healthcare, Ltd.	5,344	73,462
Stockland	68,333	274,154
Suncorp Group, Ltd.	14,739	198,333
Tabcorp Holdings, Ltd.	8,606	30,780
Tatts Group, Ltd.	16,546	56,091
Telstra Corp., Ltd.	48,023	247,932
Toll Holdings, Ltd.	8,061	47,634
Transurban Group	15,616	110,410
Wesfarmers, Ltd.	11,614	522,185
Westfield Group	30,413	367,315
Westfield Retail Trust	51,100	174,819
Westpac Banking Corp.	33,040	1,157,737
Woodside Petroleum, Ltd.	7,526	293,051
Woolworths, Ltd.	14,039	529,920
WorleyParsons, Ltd.	2,638	62,272

		11,876,508

Austria — 0.4%
Erste Group Bank AG	3,714	116,409
OMV AG	5,859	275,269
Raiffeisen Bank International AG	832	29,359
Telekom Austria AG	19,974	136,943
Verbund AG	5,783	126,615
Vienna Insurance Group AG Wiener Versicherung Gruppe	425	22,522
Voestalpine AG	9,109	284,368

		991,485

Belgium — 0.9%
Ageas	900	32,974
Anheuser-Busch InBev NV (VVPR)†	10,360	14
Anheuser-Busch InBev NV (BSE)†	17,159	1,632,673
Belgacom SA	1,994	45,955
Groupe Bruxelles Lambert SA	1,996	154,563
KBC Groep NV	2,224	87,281
Solvay SA	1,106	162,114
Telenet Group Holding NV	1,100	59,387
UCB SA (BSE)	2,269	134,109
Umicore SA	2,656	122,948

		2,432,018

Bermuda — 0.0%
Noble Group, Ltd.	76,090	69,498

Denmark — 1.5%
AP Moeller — Maersk A/S, Series A	16	109,378
AP Moeller — Maersk A/S, Series B	40	284,609
Carlsberg A/S, Class B	3,045	282,657
Coloplast A/S	3,660	199,127
Danske Bank A/S†	18,604	351,633
DSV A/S	5,672	142,774
Novo Nordisk A/S, Class B	11,768	2,064,197
Novozymes A/S, Class B	7,414	256,035
TDC A/S	36,291	294,374

		3,984,784

Finland — 1.0%
Elisa Oyj	6,593	125,030
Fortum Oyj	18,490	343,584
Kesko Oyj, Class B	10,692	321,043
Kone Oyj, Class B	3,359	296,605
Metso Oyj	6,391	262,515
Neste Oil Oyj	8,347	130,042
Nokia Oyj	94,312	315,976
Sampo, Class A	8,082	322,501
Stora Enso Oyj, Class R	12,969	90,094
UPM-Kymmene Oyj	22,538	235,671
Wartsila Oij Abp	4,117	202,074

		2,645,135

France — 4.9%
Accor SA	1,748	57,781
Air Liquide SA	2,349	297,349
Alstom SA	4,116	168,905
AtoS	273	19,001
AXA SA	9,593	179,585
BNP Paribas SA	13,744	765,818
Bouygues SA	5,348	149,242
Cap Gemini SA	892	41,027
Carrefour SA	5,241	155,298
Casino Guichard Perrachon SA	201	21,725
Cie de St-Gobain	8,318	333,616
Cie Generale d’Optique Essilor International SA	1,708	192,185
Cie Generale de Geophysique — Veritas†	2,928	63,412

Cie Generale des Etablissements Michelin	3,885	328,112
CNP Assurances	2,057	29,135
Credit Agricole SA	14,525	132,964
Danone SA	9,275	708,576
Dassault Systemes SA	356	43,414
Edenred	1,748	58,195
Electricite de France SA	1,465	32,741
Eurazeo	256	13,560
Fonciere Des Regions	196	15,591
France Telecom SA	8,705	93,134
GDF Suez	9,187	197,211
Gecina SA	184	22,126
ICADE	167	15,395
Imerys SA	258	16,904
Klepierre	731	30,999
L’Oreal SA	420	74,892
Lafarge SA	6,164	398,213
Lagardere SCA	1,554	57,753
Legrand SA	4,681	218,136
Natixis	16,703	73,250
Pernod-Ricard SA	828	102,501
Peugeot SA†	883	7,070
PPR	1,128	248,156
Publicis Groupe SA	3,122	217,170
Remy Cointreau SA	399	46,456
Renault SA	487	33,556
Safran SA	4,632	227,473
Sanofi	23,024	2,523,353
Schneider Electric SA	10,021	764,116
SCOR SE	3,894	118,179
Societe BIC SA	246	26,251
Societe Generale SA	26,711	970,183
Sodexo	899	75,074
Technip SA	1,874	201,139
Total SA	20,428	1,029,565
Unibail-Rodamco SE	1,348	352,387
Veolia Environnement SA	4,002	55,155
Vinci SA	13,892	668,868
Vivendi SA	13,599	308,038

		12,979,935

Germany — 7.0%
Allianz SE	10,684	1,576,577
Axel Springer AG	700	29,500
BASF SE	20,655	1,929,138
Bayer AG	14,636	1,526,957
Bayerische Motoren Werke AG	7,158	660,343
Beiersdorf AG	2,288	207,096
Brenntag AG	864	147,294
Celesio AG	3,481	68,879
Commerzbank AG†	7,900	106,273
Continental AG	618	73,379
Daimler AG	17,305	957,515
Deutsche Bank AG	17,391	799,547
Deutsche Boerse AG	1,877	117,169
Deutsche Lufthansa AG	7,138	142,698
Deutsche Post AG	33,772	801,458
Deutsche Telekom AG	55,264	653,710
E.ON SE	76,699	1,389,881
Fraport AG Frankfurt Airport Services Worldwide	655	39,145
Fresenius Medical Care AG & Co. KGaA	7,979	550,616
Fresenius SE & Co. KGaA	505	63,327
GEA Group AG	3,639	123,092
Hannover Rueckversicherung AG	2,864	241,844
Infineon Technologies AG	4,959	39,152
K+S AG	2,311	102,169
Kabel Deutschland Holding AG	1,514	143,897
Lanxess AG	1,088	79,236
Linde AG	2,977	562,993
Merck KGaA	1,383	210,547
Metro AG	12,474	388,924
Muenchener Rueckversicherungs AG	4,901	980,097
RWE AG	13,077	470,757
SAP AG	21,069	1,673,411
Siemens AG	11,815	1,233,890
ThyssenKrupp AG	6,445	116,579
United Internet AG	2,034	55,770
Volkswagen AG	1,998	388,375

		18,651,235

Hong Kong — 0.0%
China Merchants Holdings International Co., Ltd.	29	91
Sino Land Co., Ltd.	304	501
Sun Hung Kai Properties, Ltd.	1	15

		607

Indonesia — 0.3%
Adaro Energy Tbk PT	74,400	9,413
Astra International Tbk PT	140,000	105,837
Bank Central Asia Tbk PT	85,500	94,536
Bank Danamon Indonesia Tbk PT	21,500	14,263
Bank Mandiri Persero Tbk PT	65,500	70,738
Bank Negara Indonesia Persero Tbk PT	56,000	31,103
Bank Rakyat Indonesia Persero Tbk PT	78,500	75,896
Bumi Resources Tbk PT	129,000	8,890
Charoen Pokphand Indonesia Tbk PT	60,000	31,165
Gudang Garam Tbk PT	4,000	20,324
Indo Tambangraya Megah Tbk PT	3,093	11,691
Indocement Tunggal Prakarsa Tbk PT	10,500	28,511
Indofood Sukses Makmur Tbk PT	32,500	24,569
Kalbe Farma Tbk PT	185,000	26,449
Perusahaan Gas Negara Persero Tbk PT	76,000	48,856
Semen Indonesia Persero Tbk PT	25,500	48,259
Tambang Batubara Bukit Asam Tbk PT	6,000	9,411
Telekomunikasi Indonesia Persero Tbk PT	69,000	83,034
Unilever Indonesia Tbk PT	10,000	26,999
United Tractors Tbk PT	11,772	21,492

		791,436

Ireland — 0.2%
CRH PLC	8,517	183,109
Elan Corp. PLC (ISE)†	2,486	28,663
Elan Corp. PLC (LSE)†	9,845	113,512
Kerry Group PLC, Class A	1,144	67,661
Prothena Corp. PLC	240	1,982
Ryanair Holdings PLC ADR	400	17,336

		412,263

Isle of Man — 0.1%
Genting Singapore PLC	217,000	270,435

Italy — 0.6%
Banco Popolare SC†	22,619	32,618
Fiat Industrial SpA	63,518	716,881
Intesa Sanpaolo SpA	227,000	411,651
UniCredit SpA†	95,813	499,677
Unione di Banche Italiane SCPA	8,739	36,483

		1,697,310

Japan — 22.9%
Aeon Mall Co., Ltd.	3,900	125,419
Asahi Glass Co., Ltd.	25,200	197,495
Asahi Kasei Corp.	37,000	248,223
Astellas Pharma, Inc.	14,800	860,809
Bank of Kyoto, Ltd.	17,000	178,571
Bank of Yokohama, Ltd.	77,000	467,600
Benesse Holdings, Inc.	2,000	88,526
Bridgestone Corp.	21,000	791,660
Canon, Inc.	8,000	286,813
Central Japan Railway Co.	4,839	583,251
Chiba Bank, Ltd.	35,000	271,426
Chubu Electric Power Co., Inc.	7,600	98,309
Chugai Pharmaceutical Co., Ltd.	7,300	181,742
Credit Saison Co., Ltd.	8,700	254,079
Dai Nippon Printing Co., Ltd.	14,400	140,772
Daiichi Sankyo Co., Ltd.	21,500	420,142
Daikin Industries, Ltd.	7,300	292,794
Daito Trust Construction Co., Ltd.	3,800	367,975
Daiwa House Industry Co., Ltd.	24,400	551,149
Daiwa Securities Group, Inc.	145,000	1,283,633
Denso Corp.	17,909	801,896
East Japan Railway Co.	11,100	935,959
Eisai Co., Ltd.	5,900	269,021
FANUC Corp.	3,700	557,932
Fast Retailing Co., Ltd.	2,200	805,662
FUJIFILM Holdings Corp.	16,300	334,076
Fujitsu, Ltd.	60,400	253,409
Fukuoka Financial Group, Inc.	35,000	178,797
Hankyu Hanshin Holdings, Inc.	25,000	161,563
Hirose Electric Co., Ltd.	800	114,890
Hisamitsu Pharmaceutical Co., Inc.	2,000	117,557
Hitachi, Ltd.	110,800	706,956
Honda Motor Co., Ltd.	41,904	1,665,672
Hoya Corp.	11,700	233,796
IHI Corp.	33,000	122,880
Inpex Corp.	13	62,676
ITOCHU Corp.	39,400	487,019
Japan Real Estate Investment Corp.	24	321,526
Japan Retail Fund Investment Corp.	74	175,350
JFE Holdings, Inc.	12,000	259,486
JGC Corp.	5,000	147,972
Joyo Bank, Ltd.	44,000	269,908
JSR Corp.	4,300	98,937
JX Holdings, Inc.	70,200	380,219
Kajima Corp.	32,800	104,640
Kansai Electric Power Co., Inc.	13,000	158,424
Kawasaki Heavy Industries, Ltd.	25,000	79,499
Keikyu Corp.	14,000	154,814
Keio Corp.	6,000	51,577
Keyence Corp.	1,490	472,288
Kintetsu Corp.	48,500	245,274
Kobe Steel, Ltd.	58,000	75,560
Komatsu, Ltd.	21,800	594,617
Konami Corp.	3,900	88,894
Konica Minolta Holdings, Inc.	15,500	109,550
Kubota Corp.	30,000	429,912
Kuraray Co., Ltd.	8,500	128,958
Kurita Water Industries, Ltd.	1,700	34,860
Kyocera Corp.	5,300	538,780
Kyushu Electric Power Co., Inc.	4,200	57,947
LIXIL Group Corp.	5,700	127,992
Marubeni Corp.	39,200	280,273
Mitsubishi Chemical Holdings Corp.	40,000	194,492
Mitsubishi Corp.	34,600	620,411
Mitsubishi Electric Corp.	44,800	426,470
Mitsubishi Estate Co., Ltd.	54,000	1,753,193
Mitsubishi Heavy Industries, Ltd.	85,400	587,818
Mitsubishi Materials Corp.	60,000	171,719
Mitsubishi Tanabe Pharma Corp.	7,700	116,979
Mitsubishi UFJ Financial Group, Inc.	152,911	1,039,955
Mitsui & Co., Ltd.	41,400	568,223
Mitsui Fudosan Co., Ltd.	38,000	1,290,250
Mitsui OSK Lines, Ltd.	4,000	16,618
Mizuho Financial Group, Inc.	937,200	2,066,964
MS&AD Insurance Group Holdings	17,800	476,383
Murata Manufacturing Co., Ltd.	6,700	545,017
Namco Bandai Holdings, Inc.	2,200	40,057
NEC Corp.	75,800	196,722
Nexon Co., Ltd.†	2,500	30,312
NGK Insulators, Ltd.	10,400	125,459
NGK Spark Plug Co., Ltd.	5,000	84,167
Nidec Corp.	2,700	183,628
Nikon Corp.	7,000	152,085
Nintendo Co., Ltd.	2,600	288,044
Nippon Building Fund, Inc.	26	373,924
Nippon Express Co., Ltd.	26,400	137,301
Nippon Steel & Sumitomo Metal Corp.	228,000	605,755
Nippon Telegraph & Telephone Corp.	8,100	400,908
Nippon Yusen KK	37,000	96,405
Nissan Motor Co., Ltd.	62,400	650,340
Nitto Denko Corp.	5,500	361,081
NKSJ Holdings, Inc.	12,400	313,927
Nomura Holdings, Inc.	211,500	1,720,465
Nomura Research Institute, Ltd.	4,200	126,450
NSK, Ltd.	15,000	121,249
NTT Data Corp.	48	151,654
NTT DOCOMO, Inc.	110	181,669
Obayashi Corp.	20,000	122,891

OJI Holdings Corp.	33,800	120,312
Omron Corp.	7,300	230,266
Ono Pharmaceutical Co., Ltd.	2,600	171,226
Oriental Land Co., Ltd.	1,800	290,999
ORIX Corp.	48,060	737,526
Osaka Gas Co., Ltd.	37,200	161,034
Otsuka Holdings Co., Ltd.	7,800	280,843
Resona Holdings, Inc.	24,800	132,287
Rohm Co., Ltd.	4,700	165,610
Santen Pharmaceutical Co., Ltd.	2,100	105,124
Secom Co., Ltd.	3,900	217,634
Sekisui Chemical Co., Ltd.	15,000	188,644
Sekisui House, Ltd.	30,400	455,602
Shimamura Co., Ltd.	700	88,393
Shimano, Inc.	2,600	225,901
Shin-Etsu Chemical Co., Ltd.	10,648	716,530
Shionogi & Co., Ltd.	9,300	228,768
Shizuoka Bank, Ltd. ADR	34,000	415,736
Showa Denko KK	24,000	38,652
SMC Corp.	1,300	260,173
Softbank Corp.	27,300	1,351,208
Sony Corp.	21,647	358,174
Stanley Electric Co., Ltd.	1,800	34,492
Sumitomo Chemical Co., Ltd.	39,400	131,758
Sumitomo Corp.	25,700	320,575
Sumitomo Electric Industries, Ltd.	15,700	208,399
Sumitomo Heavy Industries, Ltd.	12,000	53,177
Sumitomo Metal Mining Co., Ltd.	25,400	353,570
Sumitomo Mitsui Financial Group, Inc.	55,100	2,602,816
Sumitomo Mitsui Trust Holdings, Inc.	275,518	1,382,041
Sumitomo Realty & Development Co., Ltd.	17,000	802,175
T&D Holdings, Inc.	22,100	256,626
Taiheiyo Cement Corp.	21,000	54,501
Taisei Corp.	30,000	100,015
Takeda Pharmaceutical Co., Ltd.	21,000	1,152,485
TDK Corp.	4,000	146,074
Teijin, Ltd.	27,800	66,730
Terumo Corp.	4,800	238,314
THK Co., Ltd.	1,500	31,497
Tobu Railway Co., Ltd.	25,200	146,312
Tohoku Electric Power Co., Inc.†	7,600	81,235
Tokio Marine Holdings, Inc.	36,771	1,165,537
Tokyo Electron, Ltd.	7,000	358,312
Tokyo Gas Co., Ltd.	39,400	224,716
Tokyu Corp.	34,000	269,601
Tokyu Land Corp.	27,000	330,974
TonenGeneral Sekiyu KK	11,000	111,033
Toppan Printing Co., Ltd.	12,200	92,859
Toray Industries, Inc.	31,100	218,212
Toshiba Corp.	93,000	512,294
Toyota Industries Corp.	2,650	108,191
Toyota Motor Corp.	76,400	4,420,126
Trend Micro, Inc.	3,300	92,414
Unicharm Corp.	2,600	168,026
USS Co., Ltd.	800	102,498
West Japan Railway Co.	1,416	68,414
Yahoo Japan Corp.	575	287,544
Yamada Denki Co., Ltd.	3,080	148,337
Yamaha Motor Co., Ltd.	1,300	18,110
Yamato Holdings Co., Ltd.	7,400	142,481

		61,169,504

Jersey — 0.9%
Experian PLC	15,606	274,415
Petrofac, Ltd.	2,501	52,446
Shire PLC	81	2,519
Wolseley PLC	3,815	188,625
WPP PLC	112,917	1,866,252

		2,384,257

Luxembourg — 0.1%
ArcelorMittal	6,434	78,733
Millicom International Cellular SA SDR	374	30,585
SES SA FDR	2,983	93,144
Subsea 7 SA	1,133	24,403

		226,865

Mauritius — 0.0%
Golden Agri-Resources, Ltd.	97,683	42,033

Mexico — 0.3%
Alfa SAB de CV, Class A	20,200	46,897
America Movil SAB de CV, Series L	160,700	172,184
Cemex SAB de CV CPO†	40,456	45,646
Coca-Cola Femsa SAB de CV, Series L	1,800	29,079
Fomento Economico Mexicano SAB de CV	8,000	90,724
Grupo Financiero Banorte SAB de CV, Class O	8,300	62,546
Grupo Financiero Inbursa SAB de CV, Class O	9,100	26,395
Grupo Mexico SAB de CV, Class B	16,300	58,516
Grupo Televisa SAB	14,400	72,983
Industrias Penoles SAB de CV	635	26,669
Mexichem SAB de CV	5,100	26,016
Wal-Mart de Mexico SAB de CV, Series V	27,100	85,971

		743,626

Netherlands — 2.7%
Aegon NV	32,707	215,841
Akzo Nobel NV	6,162	371,507
ASML Holding NV	9,100	676,511
Corio NV	1,352	62,647
European Aeronautic Defence and Space Co. NV	7,626	402,777
Fugro NV CVA	788	45,583
Gemalto NV	1,622	132,523
Heineken NV	13,386	945,251
ING Groep NV CVA†	73,428	602,641
Koninklijke Ahold NV	42,378	668,601
Koninklijke Boskalis Westminster NV	4,151	172,883
Koninklijke DSM NV	2,576	165,993
Koninklijke KPN NV	27,407	57,136

Koninklijke Philips NV	17,307	477,958
Randstad Holding NV	4,202	174,952
Reed Elsevier NV	16,695	270,874
STMicroelectronics NV	6,546	56,906
TNT Express NV	20,656	158,702
Unilever NV CVA	25,848	1,100,190
Wolters Kluwer NV	19,022	420,857

		7,180,333

Norway — 0.6%
Aker Solutions ASA	9,821	137,101
DNB ASA	14,343	234,428
Norsk Hydro ASA	12,940	60,588
Orkla ASA	24,431	219,885
Statoil ASA	16,158	394,248
Telenor ASA	20,614	463,292
Yara International ASA	4,639	217,208

		1,726,750

Philippines — 0.5%
Aboitiz Equity Ventures, Inc.	78,000	108,018
Aboitiz Power Corp.	67,200	60,898
Alliance Global Group, Inc.	148,500	85,507
Ayala Corp.	8,150	126,923
Ayala Land, Inc.	195,700	154,287
Bank of the Philippine Islands	66,100	165,089
Energy Development Corp.	284,000	44,918
Metropolitan Bank & Trust	38,960	117,845
Philippine Long Distance Telephone Co.	1,730	128,027
SM Investments Corp.	6,810	189,442
SM Prime Holdings, Inc.(1)	245,500	119,291

		1,300,245

Portugal — 0.3%
Banco Espirito Santo SA†	60,135	68,820
EDP — Energias de Portugal SA	94,096	323,431
Galp Energia SGPS SA	8,542	136,905
Jeronimo Martins SGPS SA	7,006	166,862
Portugal Telecom SGPS SA	19,047	99,358

		795,376

Singapore — 2.1%
Ascendas Real Estate Investment Trust	46,000	102,704
CapitaLand, Ltd.	75,000	227,734
CapitaMall Trust	66,004	124,323
City Developments, Ltd.	16,983	155,256
ComfortDelGro Corp., Ltd.	54,481	87,801
DBS Group Holdings, Ltd.	63,947	870,140
Jardine Cycle & Carriage, Ltd.	2,025	80,066
Keppel Corp., Ltd.	46,200	401,723
Keppel REIT	9,240	11,328
Oversea-Chinese Banking Corp., Ltd.	119,901	1,056,203
SembCorp Industries, Ltd.	34,370	139,244
SembCorp Marine, Ltd.	29,800	104,277
Singapore Airlines, Ltd.	17,810	160,503
Singapore Airlines, Ltd. 200	4,000	35,755
Singapore Exchange, Ltd.	19,008	115,434
Singapore Press Holdings, Ltd.	26,952	97,593
Singapore Technologies Engineering, Ltd.	40,000	142,892
Singapore Telecommunications, Ltd.	236,560	754,316
United Overseas Bank, Ltd.	56,059	971,714
Wilmar International, Ltd.	33,000	89,218

		5,728,224

Spain — 0.5%
Banco Bilbao Vizcaya Argentaria SA	52,267	507,299
Banco de Sabadell SA†	27,441	57,063
Banco Popular Espanol SA†	55,975	43,566
Banco Santander SA	96,250	696,020
CaixaBank	9,217	34,121

		1,338,069

Sweden — 3.0%
Alfa Laval AB	5,008	109,494
Assa Abloy AB, Class B	6,557	261,125
Atlas Copco AB, Class A	11,727	308,688
Atlas Copco AB, Class B	6,557	155,501
Elekta AB, Series B	8,412	129,339
Getinge AB, Class B	11,004	331,255
Hennes & Mauritz AB, Class B	26,715	945,178
Investment AB Kinnevik, Class B	1,059	27,663
Investor AB, Class B	10,534	310,443
Lundin Petroleum AB†	3,202	76,677
Nordea Bank AB	70,885	849,279
Ratos AB, Class B Series B	853	8,180
Sandvik AB	19,112	270,857
Scania AB, Class B	6,642	141,325
Securitas AB, Class B	18,483	181,093
Skandinaviska Enskilda Banken AB, Class A	8,741	89,689
Skanska AB, Class B	9,316	158,404
SKF AB, Class B	7,517	174,904
Svenska Cellulosa AB, Class B	19,424	504,403
Svenska Handelsbanken AB, Class A	16,737	760,274
Swedbank AB, Class A	3,533	86,948
Swedish Match AB	5,295	183,661
Tele2 AB, Class B	10,873	186,388
Telefonaktiebolaget LM Ericsson, Class B	86,736	1,082,686
TeliaSonera AB	50,951	350,546
Volvo AB, Class B	24,727	342,230

		8,026,230

Switzerland — 8.4%
ABB, Ltd.	45,411	1,028,072
Baloise Holding AG	1,141	117,438
Banque Cantonale Vaudoise	93	51,461
Credit Suisse Group AG†	29,499	817,901
Geberit AG	961	234,720
Givaudan SA	172	221,243
Holcim, Ltd.†	5,827	454,040
Julius Baer Group, Ltd.	4,630	184,443
Logitech International SA	5,850	37,247
Lonza Group AG	936	65,182

Nestle SA	91,590	6,540,736
Novartis AG	60,111	4,464,040
Pargesa Holding SA	122	8,502
Roche Holding AG	15,614	3,902,660
Schindler Holding AG	1,162	174,213
Sonova Holding AG	1,030	112,106
Swiss Life Holding AG	537	84,899
Swiss Prime Site AG	1,070	87,747
Swiss Re AG	6,697	532,634
Swisscom AG	329	154,911
Syngenta AG	2,600	1,111,250
UBS AG	86,839	1,550,363
Zurich Insurance Group AG†	2,295	640,764

		22,576,572

Thailand — 0.0%
Univest Land PCL†(1)(2)	22,500	0

United Kingdom — 17.0%
3i Group PLC	8,040	41,039
Aberdeen Asset Management PLC	15,507	108,082
Admiral Group PLC	2,826	56,233
Aggreko PLC	34,475	954,292
AMEC PLC	3,190	50,196
Anglo American PLC	25,383	617,059
Antofagasta PLC	137	1,910
ARM Holdings PLC	54,464	842,632
AstraZeneca PLC	26,836	1,393,344
Aviva PLC	37,877	179,509
BAE Systems PLC	80,797	471,275
Barclays PLC	124,124	551,527
BG Group PLC	62,191	1,047,675
BHP Billiton PLC	17,642	490,809
BP PLC	273,615	1,982,292
British American Tobacco PLC	33,517	1,856,589
British Land Co. PLC	17,666	163,140
British Sky Broadcasting Group PLC	44,082	577,927
BT Group PLC	108,730	466,490
Bunzl PLC	7,172	142,489
Capita PLC	3,366	47,188
Carnival PLC	8,698	313,456
Centrica PLC	91,981	530,080
Cobham PLC	24,131	93,897
Compass Group PLC	39,659	521,789
Croda International PLC	2,262	87,069
Diageo PLC	44,155	1,347,072
Evraz PLC	7,005	16,866
GKN PLC	24,900	106,288
GlaxoSmithKline PLC	95,056	2,451,815
Hammerson PLC	14,140	114,105
HSBC Holdings PLC	436,704	4,772,221
ICAP PLC	25,971	116,104
Imperial Tobacco Group PLC	16,391	585,602
InterContinental Hotels Group PLC	6,071	178,989
Intertek Group PLC	2,492	128,051
Intu Properties PLC	9,622	51,221
Investec PLC	2,752	19,450
J Sainsbury PLC	20,510	121,416
Johnson Matthey PLC	3,258	122,674
Kingfisher PLC	15,874	77,204
Land Securities Group PLC	15,555	211,058
Legal & General Group PLC	167,428	440,826
Lloyds Banking Group PLC†	160,253	135,243
Marks & Spencer Group PLC	49,090	311,574
Meggitt PLC	12,416	90,376
National Grid PLC	70,408	896,273
Next PLC	3,368	228,049
Old Mutual PLC	79,137	252,001
Pearson PLC	25,805	469,386
Prudential PLC	36,487	626,282
Reckitt Benckiser Group PLC	15,779	1,151,004
Reed Elsevier PLC	23,872	278,853
Rexam PLC†	12,421	99,654
Rio Tinto PLC	24,983	1,132,786
Rolls Royce Holdings PLC - C Shares	3,162,782	4,913
Rolls-Royce Holdings PLC	26,578	466,520
Royal Bank of Scotland Group PLC†	27,717	131,875
Royal Dutch Shell PLC, Class A	75,268	2,562,832
Royal Dutch Shell PLC, Class B	48,465	1,696,128
RSA Insurance Group PLC	57,673	99,710
SABMiller PLC	37,193	2,003,882
Sage Group PLC	32,665	171,248
Schroders PLC	1,304	47,297
Segro PLC	14,964	61,923
Severn Trent PLC	10,046	284,166
Smith & Nephew PLC	65,985	752,846
Smiths Group PLC	4,764	92,502
SSE PLC	30,036	726,440
Standard Chartered PLC	58,798	1,476,869
Standard Life PLC	31,313	182,011
Tesco PLC	115,442	656,587
TUI Travel PLC	50,471	246,408
Tullow Oil PLC	385	5,986
Unilever PLC	17,766	768,847
United Utilities Group PLC	5,448	62,666
Vodafone Group PLC	733,424	2,235,236
Weir Group PLC	2,914	99,763
Whitbread PLC	3,738	148,354
WM Morrison Supermarkets PLC	266	1,207
Xstrata PLC	30,323	453,830

		45,560,477

Total Common Stock (cost $180,288,073)		215,601,210

PREFERRED STOCK — 0.5%
Germany — 0.5%
Henkel AG & Co. KGaA	3,642	343,418
Porsche Automobil Holding SE	2,549	199,702
ProSiebenSat.1 Media AG	6,119	234,339
RWE AG	1,020	34,690
Volkswagen AG	2,245	455,014

Total Preferred Stock (cost $966,605)		1,267,163

RIGHTS — 0.0%
Netherlands — 0.0%
Koninklijke KPN NV Expires 05/14/13† (cost $120,307)	27,407	36,816

Total Long-Term Investment Securities (cost $181,374,985)		216,905,189

REPURCHASE AGREEMENT — 16.0%
Agreement with State Street Bank& Trust Co., bearing interest at 0.01%, dated 04/30/2013 to be purchased 05/01/2013 in the amount of $ 42,991,012 and collateralized by $44,185,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00%, due 01/30/2023 and having as approximate value of $ 43,852,729 (cost $42,991,000)	$42,991,000	42,991,000

TOTAL INVESTMENTS — (cost $224,365,985) (3)	97.1%	259,896,189
Other assets less liabilities	2.9	7,754,090

NET ASSETS —	100.0%	$267,650,279

†	Non-income producing security
(1)	Fair valued security. Securities are classified as level 3 based on the securities valuation inputs; see Note 1.
(2)	Illiquid securities. At April 30, 2013, the aggregate value of these securities was $0 representing 0.0% of net asset.
(3)	See Note 4 for cost of investments on a tax basis.
ADR	— American Depository Receipt
BSE	— Brussells Stock Exchange
CVA	— Certification Van Aandelen (Dutch Cert.)
FDR	— Federal Depository Receipt
ISE	— Irish Stock Exchange
LSE	— London Stock Exchange
SDR	— Swedish Depository Receipt
VVPR	— Reduced tax rate shares

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of April 30, 2013	Unrealized Appreciation (Depreciation)
31	Long	Financial Times Stock Exch. LIFFE Index	June 2013	$3,091,477	$3,073,901	$(17,576)
166	Long	CAC 40 Index	May 2013	8,007,356	8,306,231	298,875
15	Long	Dax Index	June 2013	3,909,314	3,911,837	2,523
106	Long	Dow Jones Euro Stoxx 50	June 2013	3,610,042	3,725,837	115,795
67	Long	Dow Jones Euro Stoxx 35	June 2013	7,022,262	7,426,444	404,182
28	Long	MSCI Taiwan Index	May 2013	804,480	819,000	14,520
80	Long	Financial Times Stock Exch. Milano Borso Index	June 2013	8,393,657	8,724,007	330,350
26	Long	SPI 200 Australian Index	June 2013	3,479,414	3,482,483	3,069
83	Long	Topix Index	June 2013	8,441,973	9,935,990	1,494,017

						$2,645,755

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of New York	USD	10,746,048	AUD	10,402,757	05/16/2013	$27,099	$—

Deutsche Bank AG	GBP	1,021,859	USD	1,562,453	05/16/2013	—	(24,704)
	USD	408,884	EUR	311,409	05/16/2013	1,260	—
	USD	12,221,197	JPY	375,570,876	05/16/2013	114,584	—

						115,844	(24,704)

JPMorgan Chase Bank N.A	USD	17,823,932	EUR	13,572,776	05/16/2013	52,221	—

Northern Trust Company	JPY	1,902,572,419	USD	4,581,870	05/16/2013	—	(126,275)

Royal Bank of Scotland PLC	JPY	292,350,260	USD	2,991,591	05/16/2013	—	(7,530)

State Street Bank & Trust Company	HKD	9,809,010	USD	1,263,844	05/16/2013	—	(268)
	USD	2,181,515	EUR	1,673,673	05/16/2013	22,811	—
	USD	9,040,144	GBP	5,912,880	05/16/2013	143,774	—
	USD	2,987,887	HKD	23,190,038	05/16/2013	672	—

						167,257	(268)

UBS AG	EUR	718,158	USD	938,388	05/16/2013	—	(7,469)
	JPY	688,730,394	USD	7,020,769	05/16/2013	—	(44,680)
	USD	1,227,634	EUR	934,821	05/16/2013	3,581	—

						3,581	(52,149)

Net Unrealized Appreciation (Depreciation)						$366,002	$(210,926)

AUD	— Australian Dollar
EUR	— Euro Dollar
GBP	— British Pound
HKD	— Hong Kong Dollar
JPY	— Japanese Yen
USD	— United States Dollar

Industry Allocation*
Repurchase Agreements	16.0%
Medical-Drugs	8.6
Banks-Commercial	8.1
Diversified Banking Institutions	4.8
Auto-Cars/Light Trucks	3.6
Food-Misc./Diversified	3.4
Oil Companies-Integrated	3.0
Brewery	1.9
Chemicals-Diversified	1.9
Telephone-Integrated	1.8
Electric-Integrated	1.6
Diversified Minerals	1.2
Finance-Investment Banker/Broker	1.2
Real Estate Operations & Development	1.2
Food-Retail	1.2
Insurance-Multi-line	1.1
Insurance-Life/Health	1.1
Electronic Components-Misc.	1.1
Transport-Rail	1.1
Real Estate Investment Trusts	1.0
Tobacco	1.0
Cellular Telecom	1.0
Insurance-Property/Casualty	0.9
Import/Export	0.8
Advertising Services	0.8
Retail-Apparel/Shoe	0.8
Insurance-Reinsurance	0.8
Real Estate Management/Services	0.7
Gas-Distribution	0.7
Telecom Services	0.7
Enterprise Software/Service	0.7
Diversified Manufacturing Operations	0.7
Electric Products-Misc.	0.7
Engineering/R&D Services	0.7
Oil Companies-Exploration & Production	0.6
Machinery-General Industrial	0.5
Soap & Cleaning Preparation	0.5
Beverages-Wine/Spirits	0.5
Metal-Diversified	0.5
Medical Products	0.5
Wireless Equipment	0.5
Agricultural Chemicals	0.5
Transport-Services	0.5
Building Products-Cement	0.5
Auto-Heavy Duty Trucks	0.5
Building-Residential/Commercial	0.5
Commercial Services	0.5
Diversified Operations	0.5
Building-Heavy Construction	0.5
Auto/Truck Parts & Equipment-Original	0.4
Steel-Producers	0.4
Rubber-Tires	0.4
Electronic Components-Semiconductors	0.4
Machinery-Construction & Mining	0.4
Semiconductor Equipment	0.4
Aerospace/Defense	0.4
Paper & Related Products	0.3
Industrial Gases	0.3
Power Converter/Supply Equipment	0.3
Finance-Leasing Companies	0.3
Publishing-Periodicals	0.3
Cable/Satellite TV	0.3
Building & Construction Products-Misc.	0.3
Medical-Biomedical/Gene	0.3
Hotels/Motels	0.3
Building & Construction-Misc.	0.2
Oil Refining & Marketing	0.2
Photo Equipment & Supplies	0.2
Retail-Major Department Stores	0.2
Industrial Automated/Robotic	0.2
Metal Processors & Fabrication	0.2
Dialysis Centers	0.2
Investment Companies	0.2
Multimedia	0.2
Retail-Misc./Diversified	0.2
Food-Catering	0.2
Electronic Measurement Instruments	0.2
Cosmetics & Toiletries	0.2
Machinery-Electrical	0.2
Chemicals-Specialty	0.2
Machinery-Farming	0.2
Computers-Integrated Systems	0.2
Security Services	0.2
Diversified Operations/Commercial Services	0.2
Airlines	0.2
Transport-Truck	0.2
Beverages-Non-alcoholic	0.2
Transport-Marine	0.1
Aerospace/Defense-Equipment	0.1
Medical Instruments	0.1
Investment Management/Advisor Services	0.1
Water	0.1
Oil-Field Services	0.1
Audio/Video Products	0.1
Web Portals/ISP	0.1
Toys	0.1
Cruise Lines	0.1
Machine Tools & Related Products	0.1
Gambling (Non-Hotel)	0.1
Building Products-Air & Heating	0.1
Resorts/Theme Parks	0.1
Office Automation & Equipment	0.1
Textile-Products	0.1
Commercial Services-Finance	0.1
Publishing-Books	0.1
Distribution/Wholesale	0.1
Non-Ferrous Metals	0.1
Finance-Credit Card	0.1
Travel Services	0.1
Television	0.1
Printing-Commercial	0.1
Electronics-Military	0.1
Bicycle Manufacturing	0.1
Human Resources	0.1
Retail-Automobile	0.1
Diversified Financial Services	0.1
Building Products-Doors & Windows	0.1
Optical Supplies	0.1
Applications Software	0.1
Retail-Consumer Electronics	0.1
Containers-Paper/Plastic	0.1
Computers-Memory Devices	0.1
Satellite Telecom	0.1
Retail-Hypermarkets	0.1

97.1%

* Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2013 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Belgium	$2,432,004	$—	$14	$2,432,018
Germany	18,651,235	—	—	18,651,235
Japan	61,169,504	—	—	61,169,504
Switzerland	22,576,572	—	—	22,576,572
Thailand	—	—	0	0
United Kingdom	45,560,477	—	—	45,560,477
Other Countries*	65,211,404	—	—	65,211,404
Preferred Stock	1,267,163	—	—	1,267,163
Rights	36,816	—	—	36,816
Repurchase Agreement	—	42,991,000	—	42,991,000
Other Financial Instruments:@
Open Futures Contracts-Appreciation	2,663,331	—	—	2,663,331
Open Forward Foreign Currency
Contracts-Appreciation	—	366,002	—	366,002

Total	$219,568,506	$43,357,002	$14	$262,925,522

LIABILITIES:
Other Financial Instruments:@
Open Futures Contracts-Depreciation	17,576	—	—	17,576
Open Forward Foreign Currency
Contracts-Depreciation	—	210,926	—	210,926

Total	$17,576	$210,926	$—	$228,502

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country classification, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Emerging Markets Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2013 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCK — 91.7%
Bermuda — 0.9%
Digital China Holdings, Ltd.	630,000	$793,980
Skyworth Digital Holdings, Ltd.	2,364,000	1,949,653

		2,743,633

Brazil — 4.9%
Arteris SA	68,700	765,718
Banco do Brasil SA	233,380	2,931,320
Cia de Saneamento Basico do Estado de Sao Paulo ADR	212,850	3,043,755
Companhia Brasileira de Distribuicao Grupo Pao de Acuca ADR	56,030	3,113,027
Even Construtora e Incorporadora SA	304,350	1,437,515
Ez Tec Empreendimentos e Participacoes SA	73,850	1,015,057
M Dias Branco SA	37,200	1,654,779
Porto Seguro SA	88,550	1,111,329

		15,072,500

Cayman Islands — 2.9%
China Shanshui Cement Group, Ltd.	1,065,000	602,482
Dongyue Group	1,838,000	1,030,302
Giant Interactive Group ADR	52,700	394,723
NetEase, Inc. ADR	43,650	2,461,424
TPK Holding Co., Ltd.	167,000	3,389,570
WuXi PharmaTech Cayman, Inc. ADR†	48,720	929,090

		8,807,591

China — 12.8%
China CITIC Bank Corp., Ltd.	5,307,000	2,988,549
China Construction Bank Corp.	8,561,000	7,170,802
China Merchants Bank Co., Ltd.	737,000	1,570,844
China Minsheng Banking Corp., Ltd.	2,649,500	3,397,167
China Petroleum & Chemical Corp.	2,182,000	2,387,219
Dongfeng Motor Group Co., Ltd.	2,178,000	3,255,710
Great Wall Motor Co., Ltd.	629,000	2,727,505
Guangzhou R&F Properties Co., Ltd.	861,200	1,558,121
Industrial & Commercial Bank of China, Ltd.	9,616,000	6,765,766
PetroChina Co., Ltd.	1,700,000	2,162,201
Ping An Insurance Group Co.	491,500	3,888,855
Shanghai Pharmaceuticals Holding Co., Ltd.	374,100	770,361
Zijin Mining Group Co., Ltd.	2,930,000	864,635

		39,507,735

Cyprus — 0.3%
Globaltrans Investment PLC GDR	65,400	928,680

Egypt — 0.2%
Commercial International Bank Egypt SAE	174,350	768,380

Hong Kong — 7.8%
China Mobile, Ltd.	676,000	7,404,496
China Overseas Land & Investment, Ltd.	774,000	2,368,833
CNOOC, Ltd.	2,907,000	5,409,313
Guangdong Investment, Ltd.	2,214,000	2,134,072
Lenovo Group, Ltd.	3,732,000	3,414,522
Shougang Fushan Resources Group, Ltd.	1,894,000	739,525
SJM Holdings, Ltd.	1,066,000	2,700,664

		24,171,425

Hungary — 0.6%
OTP Bank PLC	86,050	1,793,215

India — 7.0%
Bajaj Auto, Ltd.	54,050	1,886,107
Canara Bank	126,000	971,866
HCL Technologies, Ltd.	99,200	1,325,735
Housing Development Finance Corp.	303,650	4,776,112
Infosys, Ltd. ADR	91,390	3,814,619
Oil & Natural Gas Corp., Ltd.	535,450	3,240,032
Punjab National Bank, Ltd.	72,080	1,029,456
Rural Electrification Corp., Ltd.	219,940	916,093
Tata Motors, Ltd. ADR	134,080	3,692,563

		21,652,583

Ireland — 0.9%
Dragon Oil PLC	285,500	2,807,237

Kazakhstan — 0.6%
KazMunaiGas Exploration Production GDR	94,750	1,700,763

Malaysia — 0.8%
UMW Holdings Bhd	535,100	2,515,014

Mexico — 1.9%
Compartamos SAB de CV	903,250	1,502,652
Grupo Financiero Banorte SAB de CV, Class O	573,190	4,319,353

		5,822,005

Panama — 0.5%
Copa Holdings SA, Class A	13,000	1,632,540

Poland — 2.9%
KGHM Polska Miedz SA	61,600	2,885,200
Powszechna Kasa Oszczednosci Bank Polski SA	312,780	3,256,630
Powszechny Zaklad Ubezpieczen SA	19,620	2,704,087

		8,845,917

Russia — 8.0%
Lukoil OAO ADR (OTC)	9,300	591,945
Lukoil OAO ADR (SIGMA X MTF)	79,700	5,052,980
Magnit OJSC GDR†	24,800	1,264,800
MMC Norilsk Nickel OJSC ADR†	175,000	2,681,000
Mobile Telesystems OJSC ADR	198,450	4,107,915
Rosneft Oil Co. GDR	354,660	2,424,101
Sberbank of Russia ADR†	407,250	5,237,235
Tatneft ADR †	89,000	3,363,310

		24,723,286

South Africa — 5.3%
AVI, Ltd.	238,950	1,437,934
Clicks Group, Ltd.	244,100	1,555,973
FirstRand, Ltd.	838,000	2,911,778
Imperial Holdings, Ltd.	135,850	3,008,123
MTN Group, Ltd.	145,110	2,616,136

Shoprite Holdings, Ltd.	78,060	1,479,604
Tiger Brands, Ltd.	108,250	3,366,987

		16,376,535

South Korea — 13.9%
BS Financial Group, Inc.	111,880	1,473,041
Grand Korea Leisure Co., Ltd.	39,150	1,215,772
Halla Climate Control Corp.	56,350	1,522,212
Hite Jinro Co., Ltd.	40,350	1,181,592
Hyundai Marine & Fire Insurance Co., Ltd.	37,600	1,058,386
Hyundai Motor Co.	25,650	4,646,486
Kangwon Land, Inc.	75,600	2,138,328
Kia Motors Corp.	71,800	3,572,723
Korea Zinc Co., Ltd.	9,220	2,641,342
KT&G Corp.	36,050	2,595,810
Samsung Electronics Co., Ltd.	11,790	16,272,405
SK Telecom Co., Ltd.	9,240	1,623,481
Woori Finance Holdings Co., Ltd.	259,750	2,806,706

		42,748,284

Taiwan — 10.1%
Asustek Computer, Inc.	281,000	3,270,653
Chicony Electronics Co., Ltd.	588,000	1,725,427
Chipbond Technology Corp.	638,000	1,621,374
Hon Hai Precision Industry Co., Ltd.	1,126,000	2,907,333
Lite-On Technology Corp.	1,117,000	2,009,782
Pou Chen Corp.	1,062,000	1,252,291
Radiant Opto-Electronics Corp.	443,000	1,801,301
Realtek Semiconductor Corp.	587,000	1,690,668
Taishin Financial Holding Co., Ltd.	3,369,000	1,461,209
Taiwan Semiconductor Manufacturing Co., Ltd.	1,034,000	3,836,507
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	341,010	6,506,471
Uni-President Enterprises Corp.	1,580,000	3,110,531

		31,193,547

Thailand — 1.9%
Kasikornbank PCL NVDR	322,200	2,327,305
Krung Thai Bank Public Co., Ltd.	2,397,300	2,025,657
Thanachart Capital PCL NVDR	912,000	1,483,748

		5,836,710

Turkey — 6.5%
Arcelik AS	251,800	1,959,342
Eregli Demir ve Celik Fabrikalari TAS	1,064,781	1,217,571
Koza Altin Isletmeleri AS	60,150	1,201,155
Tofas Turk Otomobil Fabrikasi AS	151,500	1,056,338
Tupras Turkiye Petrol Rafinerileri AS	54,200	1,511,644
Turk Hava Yollari†	405,400	1,686,952
Turkiye Garanti Bankasi AS	825,900	4,560,820
Turkiye Halk Bankasi AS	302,680	3,300,736
Turkiye Is Bankasi, Class C	939,000	3,624,532

		20,119,090

United Kingdom — 1.0%
Old Mutual PLC	485,300	1,541,322
Standard Chartered PLC	64,400	1,628,226

		3,169,548

Total Common Stock (cost $273,670,068)		282,936,218

PREFERRED STOCK — 6.1%
Brazil — 6.1%
Banco do Estado do Rio Grande do Sul SA, Class B	139,900	1,195,697
Cia de Bebidas das Americas ADR	132,250	5,557,145
Itau Unibanco Holding SA ADR	366,750	6,172,402
Petroleo Brasileiro SA ADR	137,000	2,735,890
Vale SA ADR	186,300	3,029,238

Total Preferred Stock (cost $20,920,387)		18,690,372

Total Long-Term Investment Securities (cost $294,590,455)		301,626,590

SHORT-TERM INVESTMENT SECURITIES — 1.9%
Time Deposits—1.9%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 05/01/2013 (cost $6,036,000)	$6,036,000	6,036,000

TOTAL INVESTMENTS — (cost $300,626,455) (1)	99.7%	307,662,590
Other assets less liabilities	0.3	877,694

NET ASSETS —	100.0%	$308,540,284

†	Non-income producing security

(1)	See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

GDR — Global Depository Receipt

NVDR — Non-Voting Depository Receipt

OTC — Over the Counter U.S.

Industry Allocation*
Banks-Commercial	23.3%
Auto-Cars/Light Trucks	6.1
Oil Companies-Integrated	6.1
Electronic Components-Semiconductors	5.3
Cellular Telecom	5.0
Semiconductor Components-Integrated Circuits	4.3
Oil Companies-Exploration & Production	4.3
Electronic Components-Misc.	2.6
Computers	2.2
Food-Misc./Diversified	2.1
Casino Hotels	2.0
Time Deposits	1.9
Food-Retail	1.9
Diversified Financial Services	1.9
Metal-Diversified	1.8
Brewery	1.8
Water	1.7
Insurance-Multi-line	1.7
Real Estate Operations & Development	1.6
Finance-Mortgage Loan/Banker	1.6
Diversified Operations	1.5
Auto/Truck Parts & Equipment-Original	1.3
Computers-Periphery Equipment	1.3
Computer Services	1.2
Insurance-Property/Casualty	1.2
Airlines	1.0
Metal-Iron	1.0
Internet Content-Entertainment	0.9
Non-Ferrous Metals	0.9
Tobacco	0.8
Gold Mining	0.7
Appliances	0.6
Audio/Video Products	0.6
Motorcycle/Motor Scooter	0.6
Food-Flour & Grain	0.5
Retail-Misc./Diversified	0.5
Investment Management/Advisor Services	0.5
Oil Refining & Marketing	0.5
Building-Residential/Commercial	0.5
Applications Software	0.4
Athletic Footwear	0.4
Steel-Producers	0.4
Banks-Super Regional	0.4
Beverages-Wine/Spirits	0.4
Chemicals-Diversified	0.4
Research & Development	0.3
Transport-Rail	0.3
Finance-Commercial	0.3
Distribution/Wholesale	0.3
Retail-Drug Store	0.2
Public Thoroughfares	0.2
Coal	0.2
Building Products-Cement	0.2

99.7%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2013 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
China	$39,507,735	$—	$—	$39,507,735
Hong Kong	24,171,425	—	—	24,171,425
India	21,652,583	—	—	21,652,583
Russia	24,723,286	—	—	24,723,286
South Africa	16,376,535	—	—	16,376,535
South Korea	42,748,284	—	—	42,748,284
Taiwan	31,193,547	—	—	31,193,547
Turkey	20,119,090	—	—	20,119,090
Other Countries*	62,443,733	—	—	62,443,733
Preferred Stock:
Brazil	18,690,372	—	—	18,690,372
Short-Term Investment Securities:
Time Deposits	—	6,036,000	—	6,036,000

Total	$301,626,590	$6,036,000	$—	$307,662,590

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Foreign Value Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2013 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCK — 95.3%
Australia — 1.4%
Qantas Airways, Ltd.†	5,848,486	$11,519,941

Austria — 0.2%
Telekom Austria AG	228,850	1,569,006

Canada — 3.1%
Potash Corp. of Saskatchewan, Inc.	191,200	8,049,520
Talisman Energy, Inc.	870,650	10,439,676
Trican Well Service, Ltd.	448,300	5,856,001

		24,345,197

China — 1.8%
China Life Insurance Co., Ltd., Class H	2,390,000	6,529,255
China Telecom Corp., Ltd., Class H	14,762,000	7,514,017

		14,043,272

France — 14.5%
Alstom SA	267,970	10,996,464
AXA SA	473,514	8,864,396
BNP Paribas SA	263,970	14,708,454
Carrefour SA	388,180	11,502,311
Cie de St-Gobain	189,680	7,607,634
Cie Generale des Etablissements Michelin	124,955	10,553,204
Credit Agricole SA†	504,200	4,615,509
France Telecom SA	668,610	7,153,395
GDF Suez	73,437	1,576,420
Lafarge SA	99,830	6,449,318
Sanofi	161,528	17,702,922
Total SA	167,370	8,435,397
Vivendi SA	252,535	5,720,309

		115,885,733

Germany — 8.7%
Bayer AG	131,090	13,676,465
Deutsche Lufthansa AG	370,300	7,402,781
Deutsche Post AG	123,593	2,933,041
E.ON SE	188,178	3,410,018
HeidelbergCement AG	176,770	12,727,030
Merck KGaA	63,100	9,606,311
Muenchener Rueckversicherungs AG	57,900	11,578,780
Siemens AG	76,570	7,996,525

		69,330,951

Hong Kong — 2.4%
Cheung Kong Holdings, Ltd.	257,000	3,874,796
China Mobile, Ltd.	608,000	6,659,665
Citic Pacific, Ltd.	2,055,449	2,492,449
Hutchison Whampoa, Ltd.	401,000	4,348,389
Swire Pacific, Ltd., Class A	168,500	2,142,036

		19,517,335

Ireland — 1.7%
CRH PLC	405,905	8,726,639
Elan Corp. PLC ADR†	385,280	4,507,776

		13,234,415

Italy — 3.2%
Eni SpA	470,320	11,248,089
Intesa Sanpaolo SpA	3,745,401	6,792,063
Telecom Italia SpA RSP	7,624,187	5,301,477
UniCredit SpA	458,213	2,389,637

		25,731,266

Japan — 9.1%
ITOCHU Corp.	731,900	9,046,925
Koito Manufacturing Co., Ltd.	150,000	2,895,830
Konica Minolta Holdings, Inc.	1,085,000	7,668,513
Mazda Motor Corp.†	3,943,000	13,509,381
Nissan Motor Co., Ltd.	640,800	6,678,492
NKSJ Holdings, Inc.	169,700	4,296,247
Ricoh Co., Ltd.	372,000	4,144,145
Toyota Motor Corp.	277,000	16,025,850
Trend Micro, Inc.	304,600	8,530,113

		72,795,496

Netherlands — 6.9%
Akzo Nobel NV	232,110	13,993,910
ING Groep NV CVA†	1,546,520	12,692,654
Koninklijke Philips Electronics NV	229,399	6,335,186
LyondellBasell Industries NV, Class A	57,130	3,467,791
Randstad Holding NV	126,146	5,252,138
SBM Offshore NV†	336,215	5,410,753
TNT Express NV	1,023,680	7,865,025

		55,017,457

Norway — 2.7%
Statoil ASA	403,260	9,839,362
Telenor ASA	524,000	11,776,710

		21,616,072

Portugal — 0.3%
Galp Energia SGPS SA	127,600	2,045,082

Russia — 0.3%
Gazprom OAO ADR	323,000	2,567,850

Singapore — 2.8%
DBS Group Holdings, Ltd.	1,072,950	14,599,856
Singapore Telecommunications, Ltd.	2,426,000	7,733,815

		22,333,671

South Korea — 4.7%
KB Financial Group, Inc. ADR	318,766	10,455,525
POSCO	30,511	8,699,223
Samsung Electronics Co., Ltd. GDR*	26,013	17,974,983

		37,129,731

Spain — 3.9%
International Consolidated Airlines Group SA†	2,437,260	10,297,695
Repsol SA	514,313	12,056,381
Telefonica SA	571,169	8,379,522

		30,733,598

Sweden — 2.7%
Getinge AB, Class B	248,190	7,471,300
Telefonaktiebolaget LM Ericsson, Class B	1,114,464	13,911,347

		21,382,647

Switzerland — 7.8%
Credit Suisse Group AG	358,526	9,940,633
Lonza Group AG	156,306	10,884,936
Novartis AG	86,270	6,406,693
Roche Holding AG	58,120	14,526,875
Swiss Re AG	157,215	12,503,817
UBS AG	429,026	7,659,531

		61,922,485

Taiwan — 1.1%
Compal Electronics, Inc. GDR*	1,548,790	5,011,884
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	214,785	4,098,098

		9,109,982

United Kingdom — 16.0%
Aviva PLC	1,360,570	6,448,109
BAE Systems PLC	1,071,271	6,248,540
BP PLC	1,030,322	7,464,501
G4S PLC	780,400	3,791,869
GlaxoSmithKline PLC	496,067	12,795,241
Hays PLC	2,546,370	3,694,347
HSBC Holdings PLC ADR	218,470	11,985,264
Kingfisher PLC	2,126,680	10,343,189
Lloyds Banking Group PLC†	14,162,110	11,951,900
Marks & Spencer Group PLC	1,892,550	12,011,991
Rexam PLC	805,650	6,463,772
Royal Dutch Shell PLC ADR	140,618	9,813,730
Tesco PLC	2,002,910	11,391,731
Vodafone Group PLC	4,207,268	12,822,374

		127,226,558

Total Common Stock (cost $656,464,221)		759,057,745

PREFERRED STOCK — 0.9%
Brazil — 0.9%
Petroleo Brasileiro SA ADR	164,900	3,293,053
Vale SA ADR	243,960	3,966,790

Total Preferred Stock (cost $8,735,324)		7,259,843

Total Long-Term Investment Securities (cost $665,199,545)		766,317,588

Repurchase Agreement — 3.7%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01% dated 04/30/2013 to be repurchased 05/01/2013 in the amount of $29,095,008 and collateralized by $29,905,000 of Federal Home Loan Mortgage Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $29,680,114 (cost $29,095,000)	$29,095,000	29,095,000

TOTAL INVESTMENTS — (cost $694,294,545) (1)	99.9%	795,412,588
Other assets less liabilities	0.1	742,314

NET ASSETS —	100.0%	$796,154,902

†	Non-income producing security

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2013, the aggregate value of these securities was $22,986,867 representing 2.9% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

CVA — Certification Van Aandelen (Dutch Cert.)

GDR — Global Depository Receipt

RSP — Risparmio Savings Shares

Industry Allocation*

Medical-Drugs	9.9%
Oil Companies-Integrated	8.1
Diversified Banking Institutions	7.9
Auto-Cars/Light Trucks	4.5
Telecom Services	4.2
Repurchase Agreement	3.7
Airlines	3.6
Building Products-Cement	3.5
Insurance-Life/Health	3.2
Insurance-Reinsurance	3.1
Telephone-Integrated	2.9
Food-Retail	2.8
Banks-Commercial	2.6
Cellular Telecom	2.4
Electronic Components-Semiconductors	2.3
Chemicals-Diversified	2.1
Wireless Equipment	1.8
Oil Companies-Exploration & Production	1.6
Retail-Major Department Stores	1.5
Oil-Field Services	1.5
Machinery-General Industrial	1.4
Chemicals-Specialty	1.4
Transport-Services	1.4
Rubber-Tires	1.3
Diversified Financial Services	1.3
Retail-Building Products	1.3
Human Resources	1.2
Import/Export	1.1
Insurance-Multi-line	1.1
Steel-Producers	1.1
Internet Security	1.1
Agricultural Chemicals	1.0
Diversified Manufacturing Operations	1.0
Photo Equipment & Supplies	1.0
Building & Construction Products-Misc.	1.0
Medical Instruments	0.9
Diversified Operations	0.8
Containers-Metal/Glass	0.8
Electronic Components-Misc.	0.8
Aerospace/Defense	0.8
Computers	0.6
Electric-Integrated	0.6
Insurance-Property/Casualty	0.5
Office Automation & Equipment	0.5
Semiconductor Components-Integrated Circuits	0.5
Metal-Iron	0.5
Real Estate Operations & Development	0.5
Security Services	0.5
Auto/Truck Parts & Equipment-Original	0.4
Steel-Specialty	0.3

99.9%

* Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2013 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock
France	$115,885,733	$—	$—	$115,885,733
Germany	69,330,951	—	—	69,330,951
Japan	72,795,496	—	—	72,795,496
Netherlands	55,017,457	—	—	55,017,457
Switzerland	61,922,485	—	—	61,922,485
Taiwan	4,098,098	5,011,884	—	9,109,982
United Kingdom	127,226,558	—	—	127,226,558
Other Countries*	247,769,083	—	—	247,769,083
Preferred Stock	7,259,843	—	—	7,259,843
Repurchase Agreement	—	29,095,000	—	29,095,000

Total	$761,305,704	$34,106,884	$—	$795,412,588

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS—April 30, 2013—(unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Portfolios disclose the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP established a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (“the Board”), etc.).

Level 3—Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances.)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of inputs used to value the Portfolios’ net assets as of April 30, 2013 are reported on a schedule following the Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges for which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, each Portfolio uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable, the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day, and are generally categorized as Level 2.

Senior Secured Floating Rate Loans (“Loans”) for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade and are generally categorized as Level 1. Options and swap contracts traded on national securities exchanges are valued as of the close of the exchange upon which they trade and are generally categorized as Level 1. Options and swap contracts traded on over-the-counter markets are marked-to-market daily based upon quotations received from an approved outside pricing service or market makers and are generally categorized as Level 2. Forward Foreign Currency Contracts (“Forward Contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted a policy and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Portfolios, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments:

The following tables represent the value of derivatives held as of April 30, 2013, by their primary underlying risk exposure. For a detailed presentation of derivatives held as of April 30, 2013, please refer to the Portfolio of Investments.

	Global Bond Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value
Interest rate contracts
Futures contracts (variation margin)(2)(3)	$53,700	$37,244
Unrealized appreciation (depreciation) on interest rate swaps(4)	3,344,953	1,801,340

Credit contracts
Unrealized appreciation (depreciation) on credit default swaps(5)	353,910	109,037

Foreign exchange contracts(6)	2,867,413	2,348,813

	$6,619,976	$4,296,434

(1)	The Portfolio’s derivative contracts held during the period ended April 30, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for interest rate futures contracts was $124,123,071
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(426,087) as reported in the Portfolio of Investments.
(4)	The average notional amount outstanding for interest rate swap contracts was $1,055,062,007
(5)	The average notional amount outstanding for credit default swap contracts was $41,750,000
(6)	The average notional amount outstanding for forward foreign currency contracts was $325,960,487

	Total Return Bond Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value
Interest rate contracts
Futures contracts (variation margin)(2)(8)	$14,641	$17,740
Put options purchased at value(3)	471,512	—
Put and call options written at value(4)	697,871	—
Unrealized appreciation (depreciation) on interest rate swaps(5)	5,149,003	339,203

Credit contracts
Unrealized appreciation (depreciation) on credit default swaps(6)	37,083	175,656

Foreign exchange contracts(7)	1,615,761	5,085,501

	$7,985,871	$5,618,100

(1)	The Portfolio’s derivative contracts held during the period ended April 30, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for interest rate futures contracts was $81,741,488
(3)	The average notional amount outstanding for purchased options contracts on interest rate swap contracts $6,800,000
(4)	The average notional amount outstanding for written options contracts on interest rate swap contracts was $283,645,118
(5)	The average notional amount outstanding for interest rate swap contracts was $322,416,470
(6)	The average notional amount outstanding for credit default swap contracts was $7,500,000
(7)	The average notional amount outstanding for forward foreign currency contracts was $278,008,980
(8)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(758,941) as reported in the Portfolio of Investments.

	Balanced Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value
Equity contracts
Futures contracts (variation margin)(2)(4)	$4,200	$760

Interest rate contracts
Futures contracts (variation margin)(3)(4)	750	46,927

	$4,950	$47,687

(1)	The Portfolio’s derivative contracts held during the period ended April 30, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $1,401,935
(3)	The average value outstanding for interest rate futures contracts was $8,508,745
(4)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $14,278 as reported in the Portfolio of Investments.

	SunAmerica Dynamic Allocation Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value
Equity contracts
Futures contracts (variation margin)(2)(3)	$1,420,080	$—

(1)	The Portfolio’s derivative contracts held during the period ended April 30, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $664,695,358
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $8,337,326 as reported in the Portfolio of Investments.

	SunAmerica Dynamic Strategy Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value
Equity contracts
Futures contracts (variation margin)(2)(3)	$172,890	$—

(1)	The Portfolio’s derivative contracts held during the period ended April 30, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $44,367,455
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $774,945 as reported in the Portfolio of Investments.

	Telecom Utility Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value
Foreign exchange contracts(2)	$6,213	$71,692

(1)	The Portfolio’s derivative contracts held during the period ended April 30, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional amount outstanding for forward foreign currency contracts was $6,701,590

	Equity Index Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value
Equity contracts
Futures contracts (variation margin)(2)(3)	$36,747	$—

(1)	The Portfolio’s derivative contracts held during the period ended April 30, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $6,949,673
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $192,122 as reported in the Portfolio of Investments.

	International Growth and Income Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value
Foreign exchange contracts(2)	$1,096,889	$1,220,538

(1)	The Portfolio’s derivative contracts held during the period ended April 30, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional amount outstanding for forward foreign currency contracts was $131,463,474

	International Diversified Equities Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value
Equity contracts
Futures contracts (variation margin)(2)(4)	$58,512	$152,917

Foreign exchange contracts(3)	366,002	210,926

	$424,514	$363,843

(1)	The Portfolio’s derivative contracts held during the period ended April 30, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $44,367,455
(3)	The average notional amount outstanding for forward foreign currency contracts was $87,786,775
(4)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $2,645,755 as reported in the Portfolio of Investments.

Forward Foreign Currency Contracts: Certain Portfolios may enter into forward contracts for various purposes, including to facilitate settlement of foreign currency denominated portfolio transactions, to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates to hedge portfolio exposure to benchmark currency allocations, to manage and/or gain exposure to certain foreign currencies or to enhance total return. During the period ended April 30, 2013, the Global Bond Portfolio, Total Return Bond Portfolio, Telecom Utility Portfolio, International Growth and Income Portfolio, and International Diversified Equities Portfolio used forward currency contracts to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates. In addition, the Total Return Bond Portfolio also used forward currency contracts to enhance total return. As of April 30, 2013, each of the preceding Portfolios had open forward contacts, which are reported on a schedule following each Portfolio’s Portfolio of Investments.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by the Portfolio as unrealized appreciation or depreciation. On the settlement date, the Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Portfolios of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum risk due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other Portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Futures: Certain Portfolios may enter into futures contracts for various purposes, including to increase or decrease exposure to equity or bond markets, to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates, to manage duration and yield curve positioning, or to enhance income or total return. During the period ended April 30, 2013, the Global Bond Portfolio used futures contracts to increase or decrease exposure to bond markets. The Total Return Bond Portfolio used futures contracts to increase or decrease exposure to bond markets, to manage duration and yield curve positioning, and hedge against changes in interest rates. The Balanced Portfolio used futures contracts to increase or decrease exposure to equity and bond markets and to hedge against changes in interest rates, and prices of bonds. The SunAmerica Dynamic Allocation Portfolio, SunAmerica Dynamic Strategy, Equity Index and International Diversified Equities Portfolios used futures contracts to increase or decrease exposure to equity markets. As of April 30, 2013, each of the preceding Portfolios had open futures contacts, which are reported on a schedule following each Portfolio’s Portfolio of Investments.

Common futures contracts include interest rate futures, single stock futures, stock index futures and currency futures. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A single stock futures contract is a contract to buy a single stock at a future time for a fixed price. A stock index futures contract is similar in economic effect to a single stock futures contract, except that rather than being based on a specific security it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant (the “broker”). Subsequent payments are made or received by the Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to the Portfolios of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Portfolios will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to the Portfolios since the futures contracts are generally exchange-traded.

Options: Certain Portfolios may enter into option contracts for various purposes, including to facilitate trading, increase or decrease a Portfolio’s market exposure, to seek higher investment returns, to seek protection against a decline in the value of a Portfolio’s securities or an increase in prices of securities that may be purchased, or to generate income. During the period ended April 30, 2013, the Total Return Bond Portfolio used option contracts to seek protection against a decline in the value of a Portfolio’s securities or an increase in prices of securities that may be purchased or to generate income. As of April 30, 2013, the Total Return Bond Portfolio had open option contracts, which are reported on a schedule following each Portfolio’s Portfolio of Investments.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option. The option position is marked-to-market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which the Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the over-the-counter (OTC) market.

Risks to the Portfolios of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby. Transactions in options written during the period ended April 30, 2013 are summarized as follows:

For the period April 30, 2013 the following Portfolio had options written:

	Written Options
	Total Return Bond Portfolio
	Notional Amounts	Premiums Received
Options outstanding as of January 31, 2013	$201,700,000	$1,107,346
Options written	176,200,000	424,737
Options terminated in closing purchase transactions	(107,100,000)	(211,864)
Options exercised	(3,400,000)	(23,460)
Options expired (written)	—	—

Options outstanding as of April 30, 2013	$267,400,000	$1,296,759

Swap Contracts: Certain Portfolios may enter into credit default, interest rate, equity and/or total return swap contracts. Generally, a swap contract is a privately negotiated agreement between a Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). Swap contracts are marked-to-market daily based upon values from third party vendors, which may include quotations from a registered exchange, quotations from market makers or are calculated using standard models and current market data. Any change, in market value is recorded as an unrealized gain or loss. In connection with these contracts, securities or cash may be identified as collateral in accordance with the terms of the respective swap contract to provide assets of value and recourse in the event of default or bankruptcy/insolvency. The Portfolios amortize upfront payments and receipts on the swap contracts on a daily basis. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss. Net periodic payments made or received by the Portfolios are included as part of realized gain (loss).

Credit Default Swap Agreements: Certain Portfolios may enter into credit default swap agreements (“credit default swaps”) for various purposes, including managing credit risk (i.e., hedging), enhancing returns, a substitute for physical securities or speculation. During the period ended April 30, 2013, the Global Bond and Total Return Bond Portfolios used credit default swaps to manage credit risk (i.e., hedging). In addition, the Total Return Bond Portfolio also used credit default swaps as a substitute for physical securities. As of April 30, 2013, each of the preceding Portfolios had open credit default swaps, which are reported on a schedule following each Portfolio’s Portfolio of Investments.

Credit default swaps are bilateral contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its Portfolio because, in addition to its total net assets, a Portfolio would be subject to investment exposure on the notional amount of the swap. If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Portfolio will make periodic payments, similar to an insurance premium, the seller of protection agrees to compensate the Portfolio for future potential losses as a result of a credit event on the reference bond or other asset. The Portfolio effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps on corporate issues or sovereign issues of an emerging country are bilateral contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where a Portfolio owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swaps on asset-backed securities are bilateral contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swaps on credit indices are bilateral contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a Portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality. Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding as of April 30, 2013 for which a Portfolio is the seller of protection, if any, are disclosed in the footnotes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements: Certain Portfolios may enter into interest rate swap agreements (“interest rate swaps”) for various purposes, including managing exposure to fluctuations in interest rates, a substitute for physical securities or for speculation. During the period ended April 30, 2013, the Global Bond and Total Return Bond Portfolios used Interest Rate Swap agreements to manage exposure to fluctuations in interest rates. In addition, the Total Return Bond Portfolio also used interest rate swaps as a substitute for physical securities. As of April 30, 2013, each of the preceding Portfolios had open interest rate swaps, which are reported on a schedule following each Portfolio’s Portfolio of Investments. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, the Portfolios expect to achieve an acceptable degree of correlation between their respective Portfolio investments and their interest rate positions. Portfolios will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolios receiving or paying, as the case may be, only the net amount of the two payments.

Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Portfolio is contractually obligated to make. If the other party to an interest rate swap defaults, the Portfolio’s risk of loss consists of the net discounted amount of interest payments that the Portfolio is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary Portfolio securities transactions.

Risks of Entering into Swap Agreements: Risks to the Portfolios of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk or documentation risk. By entering into swap agreements, the Portfolios may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that the subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, the Portfolio may suffer a loss.

Master Agreements: Certain Portfolios that hold derivative instruments may be a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative instruments entered into from time to time. The Master Agreement may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by the Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. The Master Agreements may contain certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when a Portfolio’s net assets fall below a specified level. The Master Agreements also typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in the Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all derivative instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to the Portfolio’s financial statements.

Note 2. Repurchase Agreements

As of April 30, 2013, the following Portfolios held an undivided interest in a joint repurchase agreement with State Street Bank and Trust Co.:

Portfolio	Percentage Interest	Principal Amount
High Yield Bond	0.59%	$2,460,000
Equity Index	3.87	16,158,000
“Dogs” of Wall Street	0.78	3,242,000
Blue Chip Growth	0.37	1,545,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank and Trust Co., dated April 30, 2013, bearing interest at a rate of 0.01% per annum, with a principal amount of $417,321,000 a repurchase price of $417,321,116 and a maturity date of May 1, 2013. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Note	0.88%	11/30/2016	$184,070,000	$187,786,741
U.S. Treasury Note	0.88	02/28/2017	233,790,000	237,881,325

Note 3. Transactions with Affiliates

As disclosed in the Portfolio of Investments, certain Portfolios owned shares of various SunAmerica Mutual Portfolios and Securities issued by American International Group, Inc. (“AIG”) or an affiliate thereof. During the period ended April 30, 2013, transactions in these securities were as follows:

SunAmerica Dynamic Allocation Portfolio
		Capital Gain					Change in
		Distributions	Value at	Cost of	Proceeds	Realized	Unrealized	Value at
Security	Income	Received	January 31, 2013	Purchases	of Sales	Gain/(Loss)	Gain/(Loss)	April 30, 2013
SunAmerica Series Trust

Corporate Bond Portfolio, Class 1	$—	$—	$86,125,864	$23,769,520	$17,241,991	$374,061	$2,318,391	$95,345,845
Global Bond Portfolio, Class 1	—	—	16,552,347	5,182,116	—	—	23,525	21,757,988
High-Yield Bond Portfolio, Class 1	—	—	17,891,827	28,570,190	—	—	1,262,118	47,724,135
Total Return Bond Portfolio, Class 1	—	—	99,116,081	43,009,049	—	—	2,405,735	144,530,865
Equity Index Portfolio, Class 1	—	—	179,744,345	51,821,157	—	—	14,254,847	245,820,349
Growth-Income Portfolio, Class 1	—	—	72,902,915	20,728,463	—	—	6,797,895	100,429,273
MFS Massachusetts Portfolio, Class 1	—	—	91,655,225	25,910,578	—	—	5,700,892	123,266,695
Fundamental Growth Portfolio, Class 1	—	—	53,279,112	15,546,347	—	—	3,687,150	72,512,609
Real Estate Portfolio, Class 1	—	—	35,141,847	8,223,173	20,385,321	1,428,001	254,177	24,661,877
Small Company Value Portfolio, Class 1	—	—	38,391,004	10,364,231	—	—	802,867	49,558,102
Mid Cap Growth Portfolio, Class 1	—	—	18,191,468	5,182,116	—	—	1,328,363	24,701,947
Aggressive Growth Portfolio, Class 1	—	—	18,001,480	5,182,116	—	—	1,640,581	24,824,177
Growth Opportunities Portfolio, Class 1	—	—	20,845,411	2,141,058	—	—	782,686	23,769,155
International Growth and Income Portfolio, Class 1	—	—	18,863,570	5,182,116	—	—	1,006,168	25,051,854
Global Equities Portfolio, Class 1	—	—	89,702,226	25,910,578	—	—	4,853,184	120,465,988
Emerging Markets Portfolio, Class 1	—	—	36,398,065	34,864,251	—	—	(488,481)	70,773,835
Foreign Value Portfolio, Class 1	—	—	57,930,106	15,546,347	—	—	1,799,729	75,276,182

Seasons Series Trust

Stock Portfolio, Class 1	—	—	64,509,158	29,851,635	—	—	4,461,881	98,822,674
Large Cap Growth Portfolio, Class 1	—	—	20,007,237	2,141,058	—	—	1,208,525	23,356,820
Large Cap Value Portfolio, Class 1	—	—	73,517,503	20,728,463	—	—	5,774,835	100,020,801
Mid Cap Growth Portfolio, Class 1	—	—	18,183,131	5,182,116	—	—	1,181,401	24,546,648
Mid Cap Value Portfolio, Class 1	—	—	39,468,622	10,364,231	—	—	2,863,920	52,696,773
Small Cap Portfolio, Class 1	—	—	20,393,583	2,141,058	—	—	1,139,770	23,674,411
International Equity Portfolio, Class 1	—	—	74,901,188	20,728,463	—	—	3,739,893	99,369,544
Diversified Fixed Income Portfolio, Class 1	—	—	115,963,221	36,274,810	—	—	2,420,217	154,658,248
Real Return Portfolio, Class 1	—	—	67,022,946	18,587,404	15,753,963	61,946	576,993	70,495,326
Focus Growth Portfolio, Class 1	—	—	35,025,220	10,364,231	—	—	2,777,613	48,167,064
Focus Value Portfolio, Class 1	—	—	35,836,488	10,364,231	—	—	1,695,297	47,896,016

Anchor Series Trust

Government and Quality Bond Portfolio, Class 1	—	—	100,211,149	31,092,694	—	—	1,728,865	133,032,708
Growth and Income Portfolio, Class 1	—	—	35,934,142	10,364,231	—	—	1,934,934	48,233,307
Growth Portfolio, Class 1	—	—	72,861,022	20,728,463	—	—	3,681,643	97,271,128
Capital Appreciation Portfolio, Class 1	—	4,812	36,209,235	10,364,231	—	—	1,983,200	48,561,478
Natural Resources Portfolio, Class 1	—	—	17,760,397	5,182,116	—	—	(1,079,751)	21,862,762

	$—	$4,812	$1,778,537,135	$571,592,841	$53,381,275	$1,864,008	$84,519,063	$2,383,136,584

SunAmerica Dynamic Strategy Portfolio
		Capital Gain					Change in
		Distributions	Value at	Cost of	Proceeds	Realized	Unrealized	Value at
Security	Income	Received	January 31, 2013	Purchases	of Sales	Gain/(Loss)	Gain/(Loss)	April 30, 2013
SunAmerica Series Trust

Corporate Bond Portfolio, Class 1	$—	$—	$9,162,050	$8,948,236	$—	$—	$420,266	$18,530,552
Global Bond Portfolio, Class 1	—	—	4,437,044	4,474,118	—	—	42,072	8,953,234
High-Yield Bond Portfolio, Class 1	—	—	2,317,192	2,237,059	—	—	137,385	4,691,636
Total Return Bond Portfolio, Class 1	—	—	13,491,553	13,422,354	—	—	410,734	27,324,641
Equity Index Portfolio, Class 1	—	—	25,775,399	24,607,650	—	—	2,571,486	52,954,535
Growth-Income Portfolio, Class 1	—	—	11,614,564	11,185,295	—	—	1,389,770	24,189,629
Equity Opportunities Portfolio, Class 1	—	—	6,954,442	6,711,177	—	—	534,089	14,199,708
Davis Venture Value Portfolio, Class 1	—	—	11,835,747	11,185,295	—	—	1,183,956	24,204,998
Dogs of Wall Street Portfolio, Class 1	—	—	7,041,410	6,711,177	—	—	1,325,739	15,078,326
Alliance Growth Portfolio, Class 1	—	—	4,701,282	4,474,118	—	—	259,959	9,435,359
MFS Massachusetts Portfolio, Class 1	—	—	16,466,221	15,659,413	—	—	1,254,336	33,379,970
Real Estate Portfolio, Class 1	—	—	4,616,293	4,474,118	—	—	511,503	9,601,914
Small Company Value Portfolio, Class 1	—	—	7,465,901	6,711,177	—	—	201,142	14,378,220
Mid Cap Growth Portfolio, Class 1	—	—	2,401,515	2,237,059	—	—	226,573	4,865,147
Marsico Focused Growth Portfolio, Class 1	—	—	9,306,574	8,948,236	—	—	1,236,318	19,491,128
Growth Opportunities Portfolio, Class 1	—	—	2,404,507	2,237,059	—	—	117,545	4,759,111
Small & Mid Cap Value Portfolio, Class 1	—	—	2,469,287	2,237,059	—	—	206,345	4,912,691
International Growth and Income Portfolio, Class 1	—	—	7,263,100	6,711,177	—	—	614,236	14,588,513
Global Equities Portfolio, Class 1	—	—	7,163,802	6,711,177	—	—	529,441	14,404,420
Foreign Value Portfolio, Class 1	—	—	12,335,777	11,185,295	—	—	677,982	24,199,054

Seasons Series Trust

Large Cap Growth Portfolio, Class 1	—	—	9,211,884	8,948,236	—	—	802,789	18,962,909
Large Cap Value Portfolio, Class 1	—	—	14,241,168	13,422,354	—	—	1,406,457	29,069,979
Mid Cap Growth Portfolio, Class 1	—	—	2,396,045	2,237,059	—	—	199,161	4,832,265
Mid Cap Value Portfolio, Class 1	—	—	4,873,966	4,474,118	—	—	439,243	9,787,327
Small Cap Portfolio, Class 1	—	—	2,389,392	2,237,059	—	—	177,223	4,803,674
International Equity Portfolio, Class 1	—	—	9,684,609	8,948,236	—	—	703,856	19,336,701
Diversified Fixed Income Portfolio, Class 1	—	—	4,553,586	4,474,118	—	—	125,185	9,152,889
Real Return Portfolio, Class 1	—	—	4,521,630	4,474,118	—	—	52,402	9,048,150
Focus Value Portfolio, Class 1	—	—	7,072,718	6,711,177	—	—	449,343	14,233,238

Anchor Series Trust

Government and Quality Bond Portfolio, Class 1	—	—	6,772,193	6,711,177			152,481	13,635,851

	$—	$—	$234,940,851	$223,705,901	$—	$—	$18,359,017	$477,005,769

Equity Index Portfolio

		Capital Gain					Change in
		Distributions	Value at	Cost of	Proceeds	Realized	Unrealized	Value at
Security	Income	Received	January 31, 2013	Purchases	of Sales	Gain/(Loss)	Gain/(Loss)	April 30, 2013
AIG Common Stock	$—	$—	$791,177	$273,679	$—	$—	$92,212	$1,157,068

At April 30, 2013, the following affiliate owned outstanding shares of the following Portfolios:

Portfolio	Holder	Percentage
Corporate Bond	SunAmerica Dynamic Allocation Portfolio	8%
Global Bond	SunAmerica Dynamic Allocation Portfolio	6%
High Yield Bond	SunAmerica Dynamic Allocation Portfolio	13%
Total Return Bond	SunAmerica Dynamic Allocation Portfolio	11%
Equity Index	SunAmerica Dynamic Allocation Portfolio	78%
	SunAmerica Dynamic Strategy Portfolio	17%
Equity Opportunities	SunAmerica Dynamic Strategy Portfolio	14%
“Dogs” of Wall Street	SunAmerica Dynamic Strategy Portfolio	12%
Growth Income	SunAmerica Dynamic Allocation Portfolio	23%
	SunAmerica Dynamic Strategy Portfolio	6%
MFS Massachusetts Investors Trust	SunAmerica Dynamic Allocation Portfolio	22%
	SunAmerica Dynamic Strategy Portfolio	6%
Fundamental Growth	SunAmerica Dynamic Allocation Portfolio	34%
Real Estate	SunAmerica Dynamic Allocation Portfolio	6%
Small Company Value	SunAmerica Dynamic Allocation Portfolio	16%
Mid-Cap Growth	SunAmerica Dynamic Allocation Portfolio	11%
Aggressive Growth	SunAmerica Dynamic Allocation Portfolio	25%
Growth Opportunities	SunAmerica Dynamic Allocation Portfolio	9%
Marsico Focused Growth	SunAmerica Dynamic Strategy Portfolio	12%
International Growth and Income	SunAmerica Dynamic Allocation Portfolio	7%
Global Equities	SunAmerica Dynamic Allocation Portfolio	51%
	SunAmerica Dynamic Allocation Portfolio	6%
Emerging Markets	SunAmerica Dynamic Allocation Portfolio	23%
Foreign Value	SunAmerica Dynamic Allocation Portfolio	9%

The SunAmerica Dynamic Allocation and the SunAmerica Dynamic Strategy Portfolios (the “Dynamic Portfolios”) do not invest in funds advised by SAAMCo (each a “SAAMCo Fund” and collectively, the “SAAMCo Funds”) for the purpose of exercising management of control; however, investments by the Dynamic Portfolios within the set limits may represent a significant portion of the SAAMCo Funds’ net assets. At April 30, 2013, each Dynamic Portfolio held less than 79% of the outstanding shares of any underlying SAAMCo Fund. In addition, the Dynamic Portfolios, in aggregate, held less than 95% of the outstanding shares of any underlying SAAMCo Fund.

Note 4. Federal Income Taxes

As of April 30, 2013, the amount of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term investment securities and repurchase agreements, were as follows:

	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain/(Loss)	Cost of Investments
Cash Management	$12,291	$(47,071)	$(34,780)	$272,574,195
Corporate Bond	117,238,422	(6,295,186)	110,943,236	1,112,972,523
Global Bond	12,006,572	(8,112,900)	3,893,672	361,407,303
High-Yield Bond	21,991,523	(14,073,038)	7,918,485	364,679,272
Total Return Bond	48,239,555	(5,918,798)	42,320,757	1,402,969,199
Balanced	22,017,024	(3,144,100)	18,872,924	179,890,420
MFS Total Return	136,424,886	(13,443,534)	122,981,352	545,756,521
SunAmerica Dynamic Allocation	188,061,728	(2,895,948)	185,165,780	2,719,959,848
SunAmerica Dynamic Strategy	29,209,012	(687,845)	28,521,167	557,764,665
Telecom Utility	10,435,889	(1,679,694)	8,756,195	43,143,829
Equity Index	33,813,416	(3,725,748)	30,087,668	285,977,256
Growth-Income	77,260,017	(1,507,189)	75,752,828	358,444,088
Equity Opportunities	20,952,843	(394,250)	20,558,593	84,287,264
Davis Venture Value	448,739,661	(18,633,198)	430,106,463	821,305,427
“Dogs” of Wall Street	19,304,002	(802,454)	18,501,548	109,660,106
Alliance Growth	67,242,065	(5,220,032)	62,022,033	313,509,538
Capital Growth	17,568,306	(597,323)	16,970,983	43,388,412
MFS Massachusetts Investors Trust	111,589,487	(4,485,422)	107,104,065	459,167,576
Fundamental Growth	33,706,673	(1,324,468)	32,382,205	184,344,728
Blue Chip Growth	6,459,380	(2,310,529)	4,148,851	86,185,270
Real Estate	52,771,626	(251,237)	52,520,389	342,093,438
Small Company Value	78,630,214	(4,816,371)	73,813,843	240,966,137
Mid-Cap Growth	44,843,339	(1,896,917)	42,946,422	188,411,363
Aggressive Growth	21,638,386	(1,322,864)	20,315,522	79,741,879
Growth Opportunities	44,549,410	(5,429,308)	39,120,102	220,733,376
Marsico Focused Growth	32,434,015	(170,484)	32,263,531	122,931,421
Technology	4,712,290	(1,206,241)	3,506,049	28,910,604
Small & Mid Cap Value	108,009,056	(14,229,857)	93,779,199	523,767,894
International Growth and Income	62,258,075	(11,631,932)	50,626,143	305,154,229
Global Equities	33,405,673	(3,370,989)	30,034,684	209,135,577
International Diversified Equities	46,424,740	(14,930,528)	31,494,212	228,401,977
Emerging Markets	22,705,654	(15,898,352)	6,807,302	300,855,288
Foreign Value	157,202,789	(56,995,782)	100,207,007	695,205,581

ADDITIONAL INFORMATION

Additional information is available in the Trust’s Annual and Semiannual Reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.

a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))), that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant of Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President

Date: June 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: June 27, 2013

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date: June 27, 2013